UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21977

PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Andrew Schlossberg

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2014

2014 Semi-Annual Report to Shareholders

PIZ	PowerShares DWA Developed Markets Momentum Portfolio

PIE	PowerShares DWA Emerging Markets Momentum Portfolio

PXR	PowerShares Emerging Markets Infrastructure Portfolio

PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PXH	PowerShares FTSE RAFI Emerging Markets Portfolio

PAGG	PowerShares Global Agriculture Portfolio

PBD	PowerShares Global Clean Energy Portfolio

PSAU	PowerShares Global Gold and Precious Metals Portfolio

PIO	PowerShares Global Water Portfolio

IPKW	PowerShares International BuyBack AchieversTM Portfolio

IDHQ	PowerShares S&P International Developed High Quality Portfolio

2

Portfolio Composition

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Consumer Discretionary	31.7
Industrials	19.4
Financials	12.3
Information Technology	11.2
Health Care	8.8
Materials	5.5
Consumer Staples	3.6
Energy	3.5
Telecommunication Services	3.3
Utilities	0.6
Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—4.3%
1,263,085	Challenger Ltd.	$8,250,692
284,225	Crown Resorts Ltd.	4,224,111
263,279	Ramsay Health Care Ltd.	10,930,999
512,941	Seek Ltd.	7,946,436

		31,352,238

	Belgium—1.6%
59,768	Anheuser-Busch InBev NV	6,500,422
92,307	KBC Groep NV	5,619,961

		12,120,383

	Canada—6.5%
102,660	Canadian National Railway Co.	6,005,533
29,570	Canadian Pacific Railway Ltd.	4,611,244
71,609	Dollarama, Inc.	5,948,222
111,497	Keyera Corp.	7,406,380
136,596	Methanex Corp.	8,450,045
210,265	Open Text Corp.	10,355,664
132,003	Peyto Exploration & Development Corp.	4,860,578

		47,637,666

	Denmark—5.7%
109,225	Coloplast A/S, Class B	9,159,151
233,772	Novo Nordisk A/S, Class B	10,539,836
129,573	Novozymes A/S, Class B	6,202,982
167,084	Topdanmark A/S(a)	4,882,420

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
246,157	Vestas Wind Systems A/S(a)	$10,919,886

		41,704,275

	Finland—2.1%
143,724	Kone Oyj, Class B	6,141,821
606,877	Nokia Oyj(a)	4,539,703
99,377	Sampo Oyj, Class A	4,931,543

		15,613,067

	France—6.7%
1,303,649	Alcatel-Lucent(a)	5,209,426
57,246	Arkema SA	6,379,320
286,594	Credit Agricole SA(a)	4,512,212
44,954	Iliad SA	12,123,365
47,569	Publicis Groupe SA	4,049,745
96,332	Safran SA	6,470,752
34,707	Wendel SA	5,223,747
162,730	Zodiac Aerospace	5,405,042

		49,373,609

	Germany—9.3%
51,085	Continental AG	11,959,960
232,180	CTS Eventim AG	14,776,540
39,528	Fielmann AG	5,340,992
212,291	Freenet AG	7,333,777
71,273	Fuchs Petrolub SE	6,552,987
126,357	United Internet AG	5,420,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA Developed Markets Momentum Portfolio (PIZ) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
21,826	Volkswagen AG (Preference Shares)	$5,874,013
258,752	Wirecard AG	10,840,307

		68,099,270

	Hong Kong—2.1%
1,942,508	Galaxy Entertainment Group Ltd.(a)	15,246,214

	Ireland—1.3%
10,743,958	Bank of Ireland(a)	4,215,858
65,141	Kerry Group PLC, Class A	5,139,276

		9,355,134

	Japan—2.6%
365,488	Fuji Heavy Industries Ltd.	9,606,807
965,943	Mazda Motor Corp.	4,321,448
191,442	Seiko Epson Corp.	5,221,316

		19,149,571

	Macau—2.1%
5,636,393	SJM Holdings Ltd.	15,630,697

	Netherlands—1.1%
96,724	ASML Holding NV	7,970,310

	Norway—1.7%
108,072	Schibsted ASA	6,194,621
174,871	TGS Nopec Geophysical Co. ASA	6,018,797

		12,213,418

	Singapore—1.0%
3,942,506	Ezion Holdings Ltd.	7,129,078

	Spain—2.4%
119,128	Grifols SA	6,359,308
44,893	Industria de Diseno Textil SA (Inditex)	6,731,942
58,564	Red Electrica Corp. SA	4,813,646

		17,904,896

	Sweden—3.3%
102,273	Assa Abloy AB, Class B	5,401,704
301,154	Hexagon AB, Class B	9,574,968
342,416	Swedbank AB, Class A	9,074,137

		24,050,809

	Switzerland—7.2%
200,918	ABB Ltd.	4,824,131
88,808	Compagnie Financiere Richemont SA	9,007,388
15,299	EMS-Chemie Holding AG	5,955,741
18,315	Flughafen Zuerich AG	11,534,633
5,028	Galenica AG	5,111,091
18,549	Geberit AG	6,179,138
39,801	Sonova Holding AG	5,741,072
38,817	Swatch Group AG (The)	4,673,294

		53,026,488

	United Kingdom—35.9%
872,136	ARM Holdings PLC	13,128,635
634,938	Ashtead Group PLC	9,375,731
102,681	Associated British Foods PLC	5,151,180
581,528	Babcock International Group PLC	11,724,355
117,737	Berkeley Group Holdings PLC (The)	4,560,583

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
3,864,610	Booker Group PLC	$9,592,615
749,108	BT Group PLC	4,661,181
1,013,327	Carphone Warehouse Group PLC	5,266,623
360,285	Compass Group PLC	5,730,745
102,243	Derwent London PLC REIT	4,695,875
219,213	easyJet PLC	6,059,391
1,260,297	GKN PLC	8,171,807
473,750	Halma PLC	4,491,723
529,184	Hargreaves Lansdown PLC	10,454,579
248,910	IMI PLC	6,304,456
980,064	Inchcape PLC	10,607,828
105,068	Intertek Group PLC	5,155,610
2,999,347	ITV PLC	9,217,478
701,945	Kingfisher PLC	4,955,612
2,210,603	Legal & General Group PLC	7,905,889
132,892	London Stock Exchange Group PLC	4,066,034
413,727	Mondi PLC	6,863,734
87,182	Next PLC	9,598,170
1,471,140	Old Mutual PLC	4,960,735
234,834	Persimmon PLC(a)	5,202,461
249,190	Prudential PLC	5,716,158
344,117	Rightmove PLC	14,003,518
388,796	Rolls-Royce Holdings PLC	6,893,267
52,161,778	Rolls-Royce Holdings PLC (Preference Shares), Class C(a)	88,078
137,192	Spectris PLC	5,154,337
91,187	Spirax-Sarco Engineering PLC	4,463,701
1,164,309	Sports Direct International PLC(a)	15,393,735
412,306	St. James’s Place PLC	5,360,735
3,265,006	Taylor Wimpey PLC	5,794,296
296,053	Travis Perkins PLC	8,523,301
187,408	Weir Group PLC (The)	8,512,447
76,284	Whitbread PLC	5,255,422

		263,062,025

	United States—3.0%
615,300	Sky Deutschland AG(a)	5,262,190
122,850	Valeant Pharmaceuticals International, Inc.(a)	16,407,239

		21,669,429

	Total Investments (Cost $645,918,542)—99.9%	732,308,577
	Other assets less liabilities—0.1%	750,479

	Net Assets—100.0%	$733,059,056

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Consumer Discretionary	22.6
Industrials	18.9
Information Technology	13.7
Consumer Staples	13.1
Financials	12.0
Health Care	8.5
Energy	4.5
Materials	2.8
Utilities	2.5
Telecommunication Services	1.5
Other Assets Less Liabilities	(0.1)

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Argentina—0.6%
59,606	YPF SA ADR	$1,696,387

	China—10.7%
398,033	BYD Co. Ltd., H-Shares(a)	2,143,454
220,463	E-House China Holdings Ltd. ADR	1,918,028
3,919,209	Huadian Power International Co., H-Shares	2,128,233
5,661,081	Huaneng Renewables Corp. Ltd., Class H	1,752,464
161,681	KongZhong Corp. ADR(a)	1,642,679
1,820,241	Lenovo Group Ltd.	2,070,790
4,063,619	Sinotrans Ltd., H-Shares	2,243,341
798,020	Tong Ren Tang Technologies Co. Ltd., H-Shares	2,300,541
326,820	Trina Solar Ltd. ADR(a)	3,653,848
338,830	Tsingtao Brewery Co. Ltd., H-Shares	2,467,087
397,621	Vimicro International Corp. ADR(a)	1,391,673
50,801	WuXi PharmaTech Cayman, Inc. ADR(a)	1,727,234
1,891,231	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	2,053,976
897,496	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	2,633,617

		30,126,965

	Hong Kong—2.2%
5,051,933	PT Astra International Tbk	3,244,441
5,086,569	PT Indofood Sukses Makmur Tbk	3,101,700

		6,346,141

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India—2.7%
52,631	Dr Reddy’s Laboratories Ltd. ADR	$2,372,079
45,314	HDFC Bank Ltd. ADR	1,814,826
90,293	Tata Motors Ltd. ADR	3,378,764

		7,565,669

	Indonesia—3.3%
1,802,633	PT Bank Central Asia Tbk	1,715,086
26,100,320	PT Hanson International Tbk(a)	1,399,662
45,470,839	PT Kalbe Farma Tbk	6,076,413

		9,191,161

	Malaysia—5.7%
750,900	AMMB Holdings Bhd	1,651,037
903,000	Axiata Group Bhd	1,861,029
2,032,000	BIMB Holdings Bhd	2,644,618
3,173,800	Dialog Group Bhd	3,489,188
5,700,800	Perisai Petroleum Teknologi Bhd(a)	2,740,853
240,600	Petronas Dagangan Bhd	2,232,485
210,500	Petronas Gas Bhd	1,514,852

		16,134,062

	Mexico—4.4%
2,187,441	Cemex SAB de CV, Series CPO	2,777,544
1,474,919	Controladora Comercial Mexicana SAB de CV	5,520,382
151,612	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,854,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA Emerging Markets Momentum Portfolio (PIE) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
457,731	Grupo Carso SAB de CV, Series A1	$2,331,144

		12,483,650

	Netherlands—0.6%
649,656	PT Unilever Indonesia Tbk	1,643,596

	Panama—1.2%
24,035	Copa Holdings SA, Class A	3,251,455

	Philippines—5.8%
1,646,980	International Container Terminal Services, Inc.	3,993,686
644,676	Semirara Mining Corp.	5,943,514
1,994,351	Universal Robina Corp.	6,531,522

		16,468,722

	South Africa—17.2%
187,017	Aspen Pharmacare Holdings Ltd.	4,971,836
128,982	Cashbuild Ltd.	1,537,082
661,335	Coronation Fund Managers Ltd.	6,373,368
713,211	EOH Holdings Ltd.	5,688,811
327,681	Famous Brands Ltd.	3,282,675
468,320	FirstRand Ltd.	1,719,209
207,633	Invicta Holdings Ltd.	2,364,078
320,711	Mediclinic International Ltd.	2,238,337
1,106,728	Metair Investments Ltd.	4,464,261
38,935	Naspers Ltd., Class N	3,667,550
85,873	Omnia Holdings Ltd.	1,842,847
228,151	Pioneer Foods Ltd.	2,036,453
320,038	PSG Group Ltd.	3,165,994
361,414	RMB Holdings Ltd.	1,729,999
285,240	Sanlam Ltd.	1,523,552
374,896	Steinhoff International Holdings Ltd.	1,944,049

		48,550,101

	South Korea—20.0%
5,935	Amorepacific Group, Inc.	3,067,154
81,230	Cheil Worldwide, Inc.(a)	1,973,166
42,372	CJ CGV Co. Ltd.	1,970,362
20,611	CJ Corp.	2,493,346
24,318	Coway Co. Ltd.	1,918,046
119,210	Daesang Corp.	4,707,024
41,445	Dongbu Insurance Co. Ltd.	2,286,233
60,250	Grand Korea Leisure Co. Ltd.	2,510,174
17,744	Hanmi Pharm Co. Ltd.(a)	2,000,558
78,298	Hanssem Co. Ltd.	6,395,385
46,277	Hotel Shilla Co. Ltd.	3,891,872
114,040	Hyundai Greenfood Co. Ltd.	1,914,830
34,582	Hyundai Motor Co. (Preference Shares)	4,852,792
56,660	iMarketKorea, Inc.	1,708,080
3,192	KCC Corp.	1,587,814
25,721	KEPCO Plant Service & Engineering Co. Ltd.	1,672,749
26,399	Korea Gas Corp.(a)	1,578,882
11,722	LG Hausys Ltd.	2,064,651
363,820	SBS Media Holdings Co. Ltd.	1,536,896
19,657	SK C&C Co. Ltd.	2,691,828
90,080	Youngone Corp.	3,670,152

		56,491,994

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan—16.4%
314,003	Advanced Semiconductor Engineering, Inc. ADR	$1,855,758
414,000	Advantech Co. Ltd.	2,673,356
2,477,700	China Life Insurance Co. Ltd.	2,166,080
276,000	China Steel Chemical Corp.	1,590,304
256,000	Delta Electronics, Inc.	1,568,316
522,078	Himax Technologies, Inc. ADR	4,552,520
280,000	Hotai Motor Co. Ltd.	3,282,337
7,293,000	Inotera Memories, Inc.(a)	7,462,537
1,975,000	Inventec Corp.	1,818,167
249,000	President Chain Store Corp.	1,851,133
1,158,000	Ruentex Development Co. Ltd.	2,047,725
78,825	Taiwan Semiconductor Manufacturing Co. Ltd. ADR(a)	1,584,382
1,471,000	Teco Electric and Machinery Co. Ltd.	1,597,748
1,643,000	Ton Yi Industrial Corp.	1,746,483
478,000	Yulon Nissan Motor Co. Ltd.	6,078,283
1,487,000	Yungtay Engineering Co. Ltd.	4,382,509

		46,257,638

	Thailand—6.8%
763,511	Bumrungrad Hospital PCL	2,312,240
2,123,464	Central Pattana PCL	2,969,306
4,843,235	Charoen Pokphand Foods PCL	4,041,018
96,716	Charoen Pokphand Foods PCL NVDR	80,696
861,060	Thai Union Frozen Products PCL	1,862,614
642,872	Total Access Communication PCL NVDR	2,473,349
4,509,117	Toyo-Thai Corp. PCL	5,295,008

		19,034,231

	Turkey—2.5%
1,035,686	Aselsan Elektronik Sanayi Ve Ticaret AS	4,583,158
294,087	Tav Havalimanlari Holding AS	2,347,252

		6,930,410

	Total Investments (Cost $257,208,029)—100.1%	282,172,182
	Other assets less liabilities—(0.1)%	(333,891)

	Net Assets—100.0%	$281,838,291

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Industrials	53.1
Materials	42.8
Financials	1.8
Consumer Discretionary	0.9
Telecommunication Services	0.7
Utilities	0.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Bahamas—0.4%
56,052	LSR Group OJSC GDR(a)	$167,595

	Brazil—7.4%
54,495	Cia Siderurgica Nacional SA ADR(b)	210,896
64,255	Gerdau SA ADR	386,173
59,700	Iochpe-Maxion SA	538,781
166,700	Magnesita Refratarios SA	353,546
687,958	PT Vale Indonesia Tbk	211,240
92,556	Vale SA ADR	1,223,590
20,280	WEG SA	244,182

		3,168,408

	Chile—0.8%
24,144	CAP SA	361,926

	China—25.7%
1,003,352	Angang Steel Co. Ltd., H-Shares(a)	608,261
408,690	Anhui Conch Cement Co. Ltd., H-Shares	1,518,186
1,082,189	BBMG Corp. H-Shares	760,743
1,460,190	China Communications Construction Co. Ltd., H-Shares	954,896
244,583	China Machinery Engineering Corp., H-Shares	161,523
1,212,501	China Molybdenum Co. Ltd., H-Shares	539,560
205,523	China National Building Material Co. Ltd., H-Shares	194,314
567,953	China Railway Construction Corp. Ltd., H-Shares	469,579
1,260,871	China Railway Group Ltd., H-Shares	561,085
705,279	CSG Holding Co. Ltd., Class B	546,731
314,428	Dongfang Electric Corp. Ltd., H-Shares	490,733
370,733	First Tractor Co. Ltd., H-Shares	217,098

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
407,642	Guangzhou Shipyard International Co. Ltd., H-Shares	$722,444
250,997	Hangzhou Steam Turbine Co., Class B	263,207
624,734	Harbin Electric Co. Ltd., H-Shares	365,033
1,509,059	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares(a)	437,953
457,428	Jiangxi Copper Co. Ltd., H-Shares	755,216
1,741,538	Lonking Holdings Ltd.(a)	321,224
889,832	Midas Holdings Ltd.	333,151
932,190	Shanghai Electric Group Co. Ltd., H-Shares	365,525
393,123	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	426,952

		11,013,414

	Cyprus—0.2%
6,032	Novolipetsk Steel OJSC GDR(a)	70,032

	France—2.8%
15,717	Alstom SA	643,311
4,681	Areva SA(a)	117,737
812	Konya Cimento Sanayii AS	102,583
117,724	Lafarge Malaysia Bhd	327,702

		1,191,333

	Germany—0.4%
95,092	PT Indocement Tunggal Prakarsa Tbk	180,536

	Hong Kong—0.5%
109,878	PT United Tractors Tbk	206,232

	India—1.7%
15,955	Larsen & Toubro Ltd. GDR	343,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
21,691	Mahindra & Mahindra Ltd. GDR	$386,317

		730,147

	Indonesia—2.5%
1,100,722	PT Aneka Tambang (Persero) Tbk	111,867
208,876	PT Semen Indonesia (Persero) Tbk	268,287
569,336	PT Tower Bersama Infrastructure Tbk(a)	320,087
1,987,389	PT Wijaya Karya Persero Tbk	389,347

		1,089,588

	Israel—0.7%
5,384	Caesarstone Sdot-Yam Ltd.(a)	280,937

	Malaysia—6.2%
471,459	Dialog Group Bhd	518,309
546,384	Gamuda Bhd	771,346
313,807	IJM Corp. Bhd	613,103
131,782	Malaysia Marine and Heavy Engineering Holdings Bhd	159,406
244,300	Sunway Bhd	231,918
555,480	WCT Holdings Bhd	382,738

		2,676,820

	Mexico—7.8%
84,375	Cemex SAB de CV ADR(a)	1,066,500
522,581	Empresas ICA SAB de CV(a)	935,048
32,853	Grupo Carso SAB de CV, Series A1	167,315
84,028	Promotora y Operadora de Infraestructura SAB de CV(a)	1,172,887

		3,341,750

	Philippines—0.9%
3,423,769	Metro Pacific Investments Corp.	389,379

	Russia—2.8%
39,679	Magnitogorsk Iron & Steel Works GDR(a)	83,326
134,756	Mechel ADR(a)(b)	272,207
40,950	MMC Norilsk Nickel OJSC ADR	738,328
12,645	Severstal OAO GDR	89,021

		1,182,882

	Singapore—0.4%
58,010	SembCorp Marine Ltd.	188,076

	South Africa—9.7%
32,016	African Rainbow Minerals Ltd.	601,063
11,521	Assore Ltd.	444,785
299,497	Aveng Ltd.(a)	642,725
358,023	Murray & Roberts Holdings Ltd.(a)	836,316
185,805	PPC Ltd.	539,887
50,026	Reunert Ltd.	327,770
61,067	Wilson Bayly Holmes-Ovcon Ltd.	788,507

		4,181,053

	Spain—1.7%
12,640	ACS, Actividades de Construccion y Servicios SA	541,115
10,378	Leighton Holdings Ltd.(b)	183,468

		724,583

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden—2.8%
41,755	Atlas Copco AB, Class A(b)	$1,205,833

	Switzerland—2.9%
46,611	ABB Ltd.(a)	1,142,942
480,050	PT Holcim Indonesia Tbk	117,921

		1,260,863

	Taiwan—14.4%
760,583	Asia Cement Corp.	999,905
1,267,200	BES Engineering Corp.	332,347
863,907	China Steel Corp.	725,215
566,959	CTCI Corp.	904,942
1,237,360	Goldsun Development & Construction Co. Ltd.	436,383
59,000	King Slide Works Co. Ltd.	767,832
911,573	Taiwan Cement Corp.	1,445,935
673,076	Tung Ho Steel Enterprise Corp.	573,936

		6,186,495

	Turkey—2.3%
215,507	Aksa Enerji Uretim AS(a)	285,999
44,978	Cimsa Cimento Sanayi ve Tica AS	261,278
171,109	Tekfen Holding AS	430,722

		977,999

	United Kingdom—0.4%
99,348	Evraz PLC(a)	161,547

	United States—4.6%
12,236	Caterpillar, Inc.	1,289,674
7,891	Pall Corp.	664,028

		1,953,702

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $48,180,092)—100.0%	42,891,130

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.4%
1,465,775	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $1,465,775)	1,465,775

	Total Investments (Cost $49,645,867)—103.4%	44,356,905
	Other assets less liabilities—(3.4)%	(1,465,428)

	Net Assets—100.0%	$42,891,477

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2014

(Unaudited)

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$1,394,875	$(1,394,875)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	42.6
Materials	13.0
Industrials	11.4
Information Technology	7.4
Consumer Discretionary	7.3
Consumer Staples	6.0
Telecommunication Services	4.1
Energy	4.1
Utilities	3.4
Health Care	0.7
Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—49.4%
14,059	AGL Energy Ltd.	$205,426
24,019	Amcor Ltd.	229,002
77,408	AMP Ltd.	362,198
14,143	APA Group	87,274
83,683	Arrium Ltd.	92,268
21,764	Asciano Ltd.	109,095
2,627	ASX Ltd.	86,506
29,980	Aurizon Holdings Ltd.	143,890
59,265	Australia & New Zealand Banking Group Ltd.	1,892,815
7,804	Bank of Queensland Ltd.	88,649
12,662	Bendigo & Adelaide Bank Ltd.	135,035
656,750	BGP Holdings PLC(a)	0
63,702	BHP Billiton Ltd.	2,228,121
24,680	BlueScope Steel Ltd.(a)	147,951
21,754	Boral Ltd.	114,688
24,772	Brambles Ltd.	216,442
5,323	Caltex Australia Ltd.	109,836
44,816	CFS Retail Property Trust Group REIT	83,464
12,694	Coca-Cola Amatil Ltd.	108,795
31,486	Commonwealth Bank of Australia	2,301,777
6,183	Computershare Ltd.	70,751
4,624	Crown Resorts Ltd.	68,721
3,315	CSL Ltd.	210,184
20,569	David Jones Ltd.	74,899
121,603	Dexus Property Group REIT	127,882
18,489	Downer EDI Ltd.	85,484

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
43,684	DUET Group	$87,832
73,693	Fairfax Media Ltd.	66,915
13,649	Fortescue Metals Group Ltd.	63,865
26,555	Goodman Group REIT	122,530
35,361	GPT Group REIT	128,434
8,145	Iluka Resources Ltd.	67,091
50,031	Incitec Pivot Ltd.	133,506
41,243	Insurance Australia Group Ltd.	219,347
14,794	Lend Lease Group	177,510
7,980	Macquarie Group Ltd.	426,626
55,894	Metcash Ltd.	143,972
88,207	Mirvac Group REIT	143,024
25,682	Myer Holdings Ltd.	52,826
59,436	National Australia Bank Ltd.	1,943,985
27,754	Newcrest Mining Ltd.(a)	268,984
9,346	Orica Ltd.	189,384
24,152	Origin Energy Ltd.	333,433
23,516	OZ Minerals Ltd.	80,183
108,339	Qantas Airways Ltd.(a)	122,465
51,126	QBE Insurance Group Ltd.	548,554
8,728	Rio Tinto Ltd.	498,963
19,481	Santos Ltd.	248,189
10,091	Sims Metal Management Ltd.(a)	91,535
7,152	Sonic Healthcare Ltd.	117,292
74,652	Stockland REIT	269,067
41,447	Suncorp Group Ltd.	500,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
18,581	Sydney Airport	$72,652
26,572	TABCORP Holdings Ltd.	91,587
44,378	Tatts Group Ltd.	124,178
115,412	Telstra Corp. Ltd.	558,200
26,431	Toll Holdings Ltd.	129,550
20,126	Transurban Group	133,740
18,881	Treasury Wine Estates Ltd.	66,653
10,620	UGL Ltd.	66,420
22,729	Wesfarmers Ltd.	899,453
49,038	Westfield Group REIT	497,526
53,822	Westfield Retail Trust REIT	159,081
65,406	Westpac Banking Corp.	2,128,339
11,296	Woodside Petroleum Ltd.	427,025
26,487	Woolworths Ltd.	915,889
8,015	WorleyParsons Ltd.	124,836

		22,821,797

	China—0.6%
76,214	BOC Hong Kong (Holdings) Ltd.	223,151
44,000	Want Want China Holdings Ltd.	69,012

		292,163

	Hong Kong—11.8%
116,810	AIA Group Ltd.	566,509
19,152	Bank of East Asia Ltd. (The)	78,927
33,204	Cathay Pacific Airways Ltd.	62,700
25,986	Cheung Kong (Holdings) Ltd.	442,437
30,089	CLP Holdings Ltd.	240,623
66,998	Esprit Holdings Ltd.	111,305
48,277	Hang Lung Properties Ltd.	143,532
25,565	Henderson Land Development Co. Ltd.	152,344
57,502	Hong Kong & China Gas Co. Ltd.	132,614
7,112	Hong Kong Exchanges & Clearing Ltd.	128,152
14,294	Hongkong Land Holdings Ltd.	100,058
48,833	Hutchison Whampoa Ltd.	667,664
1,882	Jardine Cycle & Carriage Ltd.	70,327
2,603	Jardine Matheson Holdings Ltd.	162,167
2,850	Jardine Strategic Holdings Ltd.	101,745
21,396	Kerry Properties Ltd.	70,236
156,039	Li & Fung Ltd.	226,626
39,529	Link (The) REIT	196,553
23,271	MTR Corp. Ltd.	87,797
143,096	New World Development Co. Ltd.	147,658
230,399	Noble Group Ltd.	235,841
17,556	Power Assets Holdings Ltd.	151,719
61,938	Sino Land Co. Ltd.	92,673
39,005	Sun Hung Kai Properties Ltd.	491,282
15,636	Swire Pacific Ltd., Class A	180,504
26,694	Swire Properties Ltd.	80,225
36,628	Wharf Holdings Ltd. (The)	256,302
22,163	Yue Yuen Industrial (Holdings) Ltd.	68,466

		5,446,986

	Indonesia—0.2%
191,118	Golden Agri-Resources Ltd.	92,868

	New Zealand—0.7%
15,205	Fletcher Building Ltd.	128,667

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand (continued)
76,988	Telecom Corp. of New Zealand Ltd.	$183,209

		311,876

	Singapore—6.5%
37,000	Ascendas REIT	67,495
60,000	CapitaLand Ltd.	152,945
46,471	CapitaMall Trust REIT	73,852
40,235	ComfortDelGro Corp. Ltd.	67,948
34,693	DBS Group Holdings Ltd.	468,156
32,000	Global Logistic Properties Ltd.	72,649
184,000	Hutchison Port Holdings Trust	125,120
31,294	Keppel Corp. Ltd.	262,497
44,169	Oversea-Chinese Banking Corp. Ltd.	339,531
18,647	SembCorp Industries Ltd.	79,766
18,000	SembCorp Marine Ltd.	58,358
7,353	Singapore Airlines Ltd.	60,799
25,803	Singapore Press Holdings Ltd.	86,123
20,751	Singapore Technologies Engineering Ltd.	63,145
156,934	Singapore Telecommunications Ltd.	478,797
20,412	United Overseas Bank Ltd.	353,818
62,118	Wilmar International Ltd.	168,241

		2,979,240

	South Korea—29.9%
6,240	BS Financial Group, Inc.	95,415
1,187	Cheil Industries, Inc.	75,702
716	CJ Corp.	86,616
1,041	Daelim Industrial Co. Ltd.	84,727
2,700	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	78,128
1,664	Dongbu Insurance Co. Ltd.	91,791
1,967	Doosan Heavy Industries & Construction Co. Ltd.	66,246
4,990	Doosan Infracore Co. Ltd.(a)	60,123
520	E-Mart Co. Ltd.	118,765
2,051	GS Engineering & Construction Corp.(a)	72,052
2,851	GS Holdings	132,714
8,743	Hana Financial Group, Inc.	307,566
2,187	Hanwha Corp.	63,601
1,403	Hyosung Corp.	100,069
1,794	Hyundai Engineering & Construction Co. Ltd.	96,879
1,741	Hyundai Heavy Industries Co. Ltd.	326,027
2,780	Hyundai Marine & Fire Insurance Co. Ltd.	81,519
996	Hyundai Mobis	284,351
4,266	Hyundai Motor Co.	949,560
1,820	Hyundai Steel Co.	118,891
8,670	Industrial Bank of Korea	106,560
12,408	KB Financial Group, Inc.	422,686
6,842	Kia Motors Corp.	379,412
14,650	Korea Electric Power Corp.	560,026
1,493	Korea Gas Corp.(a)	89,294
2,409	Korean Air Lines Co. Ltd.(a)	77,634
9,510	KT Corp.	301,876
2,568	KT&G Corp.	205,778
1,075	LG Chem Ltd.	273,614
2,719	LG Corp.	151,304
10,820	LG Display Co. Ltd.(a)	287,437

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
6,865	LG Electronics, Inc.	$456,426
2,968	LG International Corp.	87,750
7,860	LG Uplus Corp.	77,208
393	Lotte Chemical Corp.	61,995
383	Lotte Shopping Co. Ltd.	118,610
953	LS Corp.	74,613
405	OCI Co. Ltd.(a)	70,943
3,040	POSCO	904,674
3,771	Samsung C&T Corp.	236,486
1,428	Samsung Electro-Mechanics Co. Ltd.	91,487
1,941	Samsung Electronics Co. Ltd.	2,522,755
996	Samsung Engineering Co. Ltd.(a)	74,510
956	Samsung Fire & Marine Insurance Co. Ltd.	226,672
4,820	Samsung Heavy Industries Co. Ltd.	131,544
1,969	Samsung Life Insurance Co. Ltd.	183,123
722	Samsung SDI Co. Ltd.	105,509
13,299	Shinhan Financial Group Co. Ltd.	579,169
295	Shinsegae Co. Ltd.	63,950
804	SK C&C Co. Ltd.	110,100
1,206	SK Holdings Co. Ltd.	213,586
5,700	SK Hynix, Inc.(a)	221,480
3,278	SK Innovation Co. Ltd.	374,339
10,530	SK Networks Co. Ltd.(a)	97,015
1,361	SK Telecom Co. Ltd.	281,209
2,027	S-Oil Corp.	118,485
16,380	Woori Finance Holdings Co. Ltd.(a)	184,677

		13,814,678

	Spain—0.3%
7,077	Leighton Holdings Ltd.	125,111

	United Kingdom—0.4%
11,143	Hang Seng Bank Ltd.	181,528

	United States—0.2%
10,400	Sands China Ltd.	75,926

	Total Common Stocks and Other Equity Interests (Cost $41,581,535)	46,142,173

	Rights—0.0%
	Australia—0.0%
900	Bank of Queensland Ltd., expiring 05/09/14(a)	1,259
4,680	Transurban Group, expiring 05/23/14(a)	1,830

		3,089

	South Korea—0.0%
662	GS Engineering & Construction Corp., expiring 05/23/14(a)	5,574

	Total Rights (Cost $0)	8,663

Number of Shares		Value
	Warrant—0.0%
	Hong Kong—0.0%
3,250	Sun Hung KAI Properties Ltd., expiring 05/22/16(a) (Cost $1,006)	$2,188

	Total Investments (Cost $41,582,541)—100.0%	46,153,024
	Other assets less liabilities—0.0%	15,758

	Net Assets—100.0%	$46,168,782

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	27.4
Industrials	12.3
Energy	11.9
Consumer Discretionary	9.8
Materials	8.7
Consumer Staples	7.7
Telecommunication Services	6.8
Utilities	5.7
Health Care	5.6
Information Technology	4.0
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—6.1%
30,489	AGL Energy Ltd.	$445,496
52,090	Amcor Ltd.	496,636
167,866	AMP Ltd.	785,458
30,671	APA Group	189,265
181,476	Arrium Ltd.	200,094
47,200	Asciano Ltd.	236,596
5,694	ASX Ltd.	187,501
65,016	Aurizon Holdings Ltd.	312,046
129,799	Australia & New Zealand Banking Group Ltd.	4,145,542
16,922	Bank of Queensland Ltd.	192,226
27,457	Bendigo & Adelaide Bank Ltd.	292,818
231,466	BGP Holdings PLC(a)	0
139,293	BHP Billiton Ltd.	4,872,086
53,524	BlueScope Steel Ltd.(a)	320,864
47,178	Boral Ltd.	248,726
53,722	Brambles Ltd.	469,389
11,548	Caltex Australia Ltd.	238,285
97,188	CFS Retail Property Trust Group REIT	181,000
27,533	Coca-Cola Amatil Ltd.	235,974
68,840	Commonwealth Bank of Australia	5,032,532
13,412	Computershare Ltd.	153,472
10,026	Crown Resorts Ltd.	149,005
7,194	CSL Ltd.	456,127
44,606	David Jones Ltd.	162,426
263,706	Dexus Property Group REIT	277,322

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
40,098	Downer EDI Ltd.	$185,392
94,734	DUET Group	190,473
159,807	Fairfax Media Ltd.	145,108
29,601	Fortescue Metals Group Ltd.	138,505
57,586	Goodman Group REIT	265,714
76,682	GPT Group REIT	278,515
17,661	Iluka Resources Ltd.	145,474
108,496	Incitec Pivot Ltd.	289,518
89,440	Insurance Australia Group Ltd.	475,677
32,086	Lend Lease Group	384,994
17,302	Macquarie Group Ltd.	924,998
121,210	Metcash Ltd.	312,214
191,285	Mirvac Group REIT	310,161
55,698	Myer Holdings Ltd.	114,568
130,117	National Australia Bank Ltd.	4,255,763
60,186	Newcrest Mining Ltd.(a)	583,305
20,272	Orica Ltd.	410,785
52,375	Origin Energy Ltd.	723,068
50,999	OZ Minerals Ltd.	173,891
234,943	Qantas Airways Ltd.(a)	265,577
110,874	QBE Insurance Group Ltd.	1,189,617
18,925	Rio Tinto Ltd.	1,081,907
42,251	Santos Ltd.	538,280
21,885	Sims Metal Management Ltd.(a)	198,517
15,506	Sonic Healthcare Ltd.	254,297

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
161,893	Stockland REIT	$583,507
89,882	Suncorp Group Ltd.	1,084,307
40,296	Sydney Airport	157,559
57,623	TABCORP Holdings Ltd.	198,613
96,239	Tatts Group Ltd.	269,294
250,281	Telstra Corp. Ltd.	1,210,506
57,317	Toll Holdings Ltd.	280,936
43,643	Transurban Group	290,013
40,943	Treasury Wine Estates Ltd.	144,535
23,032	UGL Ltd.	144,047
49,289	Wesfarmers Ltd.	1,950,510
106,344	Westfield Group REIT	1,078,936
116,718	Westfield Retail Trust REIT	344,983
143,088	Westpac Banking Corp.	4,656,144
24,498	Woodside Petroleum Ltd.	926,103
57,437	Woolworths Ltd.	1,986,104
17,384	WorleyParsons Ltd.	270,761

		49,694,062

	Austria—0.3%
2,565	Andritz AG	159,100
1,992	BUWOG AG(a)	36,555
21,487	Erste Group Bank AG	720,688
6,221	Immoeast AG(a)	0
40,528	Immofinanz AG(a)	150,151
9,908	OMV AG	463,174
5,651	Raiffeisen Bank International AG	178,255
22,313	Telekom Austria AG	221,207
8,318	Voestalpine AG	379,446

		2,308,576

	Bahamas—0.0%
17,105	Vedanta Resources PLC	273,230

	Belgium—0.8%
19,111	Ageas	821,051
17,489	Anheuser-Busch InBev NV	1,902,120
13,148	Belgacom SA	402,161
3,013	Colruyt SA	170,198
12,248	Delhaize Group SA	909,241
3,220	Groupe Bruxelles Lambert SA(b)	325,342
10,361	KBC Groep NV	630,813
2,962	Solvay SA	479,282
3,582	UCB SA	293,477
7,783	Umicore SA(b)	381,210

		6,314,895

	Canada—7.0%
5,442	Agnico Eagle Mines Ltd.	160,515
6,058	Agrium, Inc.	581,098
7,636	Aimia, Inc.	122,808
12,831	Alimentation Couche Tard, Inc., Class B	361,155
3,981	AltaGas Ltd.	169,404
12,051	ARC Resources Ltd.	357,099
3,469	ATCO Ltd., Class I	169,143
33,812	Bank of Montreal(b)	2,327,666
52,317	Bank of Nova Scotia	3,174,917
67,549	Barrick Gold Corp.	1,177,468

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
6,032	Baytex Energy Corp.(b)	$250,745
14,369	BCE, Inc.	638,942
95,973	Blackberry Ltd.(a)(b)	731,964
4,418	Bombardier, Inc., Class A(a)	17,794
126,335	Bombardier, Inc., Class B	507,665
14,933	Bonavista Energy Corp.(b)	234,313
28,191	Brookfield Asset Management, Inc., Class A	1,181,893
13,192	Cameco Corp.	280,440
19,794	Canadian Imperial Bank of Commerce	1,762,513
15,948	Canadian National Railway Co.	932,946
39,933	Canadian Natural Resources Ltd.	1,625,047
40,874	Canadian Oil Sands Ltd.	884,930
2,435	Canadian Pacific Railway Ltd.	379,722
3,999	Canadian Tire Corp. Ltd., Class A	392,266
6,603	Canadian Utilities Ltd., Class A	243,615
6,745	Capital Power Corp.	151,316
19,389	Celestica, Inc.(a)	214,835
41,117	Cenovus Energy, Inc.	1,223,263
6,763	CGI Group, Inc., Class A(a)	243,541
4,574	CI Financial Corp.(b)	148,375
14,548	Crescent Point Energy Corp.(b)	591,093
28,158	Eldorado Gold Corp.	171,393
3,551	Empire Co. Ltd., Class A	224,330
23,974	Enbridge, Inc.	1,155,392
64,180	Encana Corp.	1,484,833
17,475	Enerplus Corp.(b)	387,095
1,097	Fairfax Financial Holdings Ltd.	477,704
7,799	Finning International, Inc.	210,352
14,682	First Quantum Minerals Ltd.	292,048
12,762	Fortis, Inc.	374,447
3,266	George Weston Ltd.	245,757
31,585	Goldcorp, Inc.	779,084
16,838	Great-West Lifeco, Inc.	473,173
17,809	Husky Energy, Inc.	581,273
45,149	IAMGOLD Corp.	157,154
4,339	IGM Financial, Inc.	215,833
5,047	Industrial Alliance Insurance & Financial Services, Inc.	208,098
5,267	Intact Financial Corp.	345,406
15,962	Just Energy Group, Inc.(b)	126,684
2,507	Keyera Corp.	166,532
84,121	Kinross Gold Corp.(a)	341,098
32,550	Lightstream Resources Ltd.(b)	195,457
7,709	Loblaw Cos. Ltd.(b)	334,716
8,961	Magna International, Inc.	876,789
95,422	Manulife Financial Corp.	1,789,407
5,617	Metro, Inc.	345,788
15,610	National Bank of Canada	647,044
4,920	Onex Corp.	280,643
8,326	Pembina Pipeline Corp.	326,758
52,656	Pengrowth Energy Corp.(b)	341,620
91,569	Penn West Petroleum Ltd.	826,870
23,040	Potash Corp. of Saskatchewan, Inc.	831,787
33,133	Power Corp. of Canada	931,691
16,745	Power Financial Corp.	531,287
13,218	Precision Drilling Corp.	171,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
6,685	Quebecor, Inc., Class B	$157,463
6,937	RioCan REIT	172,121
19,475	Rogers Communications, Inc., Class B	772,470
60,892	Royal Bank of Canada	4,058,727
3,715	Saputo, Inc.	198,402
17,137	Shaw Communications, Inc., Class B	414,586
6,117	SNC-Lavalin Group, Inc.	277,131
32,487	Sun Life Financial, Inc.	1,098,244
70,282	Suncor Energy, Inc.	2,707,661
76,398	Talisman Energy, Inc.	788,728
37,917	Teck Resources Ltd., Class B	863,061
10,421	TELUS Corp.	366,722
18,362	Thomson Reuters Corp.	663,739
3,287	Tim Hortons, Inc.	180,067
74,976	Toronto-Dominion Bank (The)	3,602,428
26,568	TransAlta Corp.	324,156
31,970	TransCanada Corp.	1,488,020
8,852	Veresen, Inc.	130,749
2,885	Vermilion Energy, Inc.	191,720
31,423	Yamana Gold, Inc.	235,075

		56,778,935

	China—0.1%
165,481	BOC Hong Kong (Holdings) Ltd.	484,521
96,797	Want Want China Holdings Ltd.	151,822

		636,343

	Colombia—0.0%
16,961	Pacific Rubiales Energy Corp.	276,488

	Denmark—0.7%
217	A.P. Moeller—Maersk A/S, Class A	491,803
434	A.P. Moeller—Maersk A/S, Class B	1,033,592
4,650	Carlsberg A/S, Class B	464,305
53,678	Danske Bank A/S	1,515,694
5,608	DSV A/S	187,001
3,388	FLSmidth & Co. A/S	180,948
3,271	Jyske Bank A/S(a)	179,560
21,013	Novo Nordisk A/S, Class B	947,391
53,228	TDC A/S	499,348
8,924	Vestas Wind Systems A/S(a)	395,882

		5,895,524

	Finland—0.9%
7,750	Elisa Oyj	231,356
28,547	Fortum Oyj	643,996
5,782	Kesko Oyj, Class B	236,021
7,720	Kone Oyj, Class B	329,902
11,853	Metso Oyj	474,636
12,230	Neste Oil Oyj(b)	250,971
304,894	Nokia Oyj(a)	2,280,739
4,173	Nokian Renkaat Oyj(b)	165,598
4,299	Orion Oyj, Class B	130,958
16,847	Sampo Oyj, Class A	836,026
41,852	Stora Enso Oyj, Class R	426,229
40,160	UPM-Kymmene Oyj	701,616
5,112	Wartsila Oyj Abp	284,514

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
16,609	YIT Oyj(b)	$170,416

		7,162,978

	France—10.5%
7,586	Accor SA	370,667
1,352	Aeroports de Paris	168,022
34,170	Air France-KLM(a)	491,077
11,141	Air Liquide SA	1,592,642
16,739	Airbus Group NV	1,148,635
150,248	Alcatel-Lucent(a)	600,396
26,437	Alstom SA	1,082,091
2,701	Arkema SA	300,991
2,267	AtoS	195,608
155,755	AXA SA(b)	4,054,686
67,900	BNP Paribas SA	5,094,277
23,040	Bouygues SA(b)	1,035,533
4,710	Bureau Veritas SA	143,674
6,733	Cap Gemini SA	475,277
65,247	Carrefour SA	2,535,823
6,148	Casino Guichard Perrachon SA	782,123
22,086	CGG SA(a)	381,567
1,873	Christian Dior SA	384,747
29,611	Cie de Saint-Gobain	1,807,334
9,481	Cie Generale des Etablissements Michelin	1,156,837
14,150	CNP Assurances	325,883
83,152	Credit Agricole SA(a)	1,309,167
21,679	Danone SA	1,597,936
5,237	Edenred	176,524
4,464	Eiffage SA	337,021
20,118	Electricite de France	771,146
3,716	Essilor International SA	397,200
1,981	Eurazeo SA	166,783
4,974	Eutelsat Communications SA	170,555
4,770	Faurecia(a)	214,255
1,829	Fonciere des Regions REIT	185,559
176,885	GDF Suez(b)	4,457,596
11,021	Groupe Eurotunnel SA	147,754
1,549	ICADE REIT(b)	157,861
3,222	Kering	712,113
3,872	Klepierre REIT	177,409
12,907	Lafarge SA	1,178,464
10,302	Lagardere SCA	431,027
7,680	Legrand SA	495,164
5,399	L’Oreal SA(b)	928,261
6,994	LVMH Moet Hennessy Louis Vuitton SA	1,374,624
58,249	Natixis	413,275
1,889	Neopost SA(b)	154,689
3,820	Nexans SA	214,751
322,487	Orange SA	5,220,407
6,016	Pernod Ricard SA	721,621
75,062	Peugeot SA(a)(b)	1,327,504
3,703	Publicis Groupe SA	315,252
11,554	Renault SA	1,123,816
17,647	Rexel SA	445,325
6,957	Safran SA	467,311
55,241	Sanofi	5,975,892
20,893	Schneider Electric SA	1,956,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
10,918	SCOR SE	$398,214
52,333	Societe Generale SA	3,250,790
3,977	Sodexo	428,462
25,065	Suez Environnement Co.	491,767
4,712	Technip SA(b)	529,860
2,144	Teleperformance	122,745
4,675	Thales SA	297,205
177,912	Total SA	12,699,278
3,399	Unibail-Rodamco SE REIT	916,420
3,144	Valeo SA	430,438
9,377	Vallourec SA	553,936
72,548	Veolia Environnement SA(b)	1,351,948
26,823	Vinci SA(b)	2,020,981
108,121	Vivendi SA	2,899,358
1,564	Wendel SA	235,398
3,808	Zodiac Aerospace	126,482

		84,604,301

	Germany—8.6%
5,848	Adidas AG	623,790
33,333	Allianz SE(b)	5,770,297
6,534	Aurubis AG	348,074
43,496	BASF SE(b)	5,031,608
23,672	Bayer AG(b)	3,282,239
18,898	Bayerische Motoren Werke AG	2,362,987
1,784	Beiersdorf AG	178,743
2,557	Bilfinger SE	303,593
2,160	Brenntag AG	390,391
86,330	Commerzbank AG(a)	1,532,768
3,171	Continental AG	742,391
55,078	Daimler AG	5,096,060
82,902	Deutsche Bank AG	3,650,739
7,365	Deutsche Boerse AG	539,088
23,481	Deutsche Lufthansa AG(b)	588,641
52,180	Deutsche Post AG	1,963,221
275,592	Deutsche Telekom AG	4,617,942
298,583	E.ON SE(b)	5,706,990
3,411	Evonik Industries AG(a)	134,484
4,925	Freenet AG	170,138
7,039	Fresenius Medical Care AG & Co. KGaA	483,604
4,555	Fresenius SE & Co. KGaA	691,888
5,629	GEA Group AG	251,668
4,458	Hannover Rueck SE	414,823
8,910	HeidelbergCement AG(b)	772,382
2,750	Henkel AG & Co. KGaA	282,086
4,288	Henkel AG & Co. KGaA (Preference Shares)	477,247
29,565	Infineon Technologies AG	343,483
15,130	K+S AG	528,763
11,517	Kloeckner & Co. SE(a)	174,061
4,927	LANXESS AG	374,368
1,787	Leoni AG	132,635
6,376	Linde AG	1,321,233
1,628	MAN SE	208,507
1,484	Merck KGaA	250,106
21,110	Metro AG	842,977
13,317	Muenchener Rueckversicherungs-Gesellschaft AG(b)	3,073,445

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
3,741	Osram Licht AG(a)	$195,709
4,980	Porsche Automobil Holding SE (Preference Shares)	547,913
9,256	ProSiebenSat.1 Media AG	404,460
72,137	RWE AG	2,749,091
5,914	Salzgitter AG	250,389
16,770	SAP AG	1,349,571
10,011	Scania AB, Class B	302,623
37,687	Siemens AG	4,964,213
5,871	Suedzucker AG	125,037
2,845	Symrise AG	143,490
4,336	Talanx AG	165,663
41,994	ThyssenKrupp AG(a)	1,194,813
16,564	TUI AG	275,027
37,663	TUI Travel PLC	272,063
2,000	Volkswagen AG	533,821
10,177	Volkswagen AG (Preference Shares)	2,738,928

		69,870,271

	Greece—0.1%
15,656	Hellenic Telecommunications Organization SA(a)	249,423
25,886	OPAP SA	412,760
14,968	Public Power Corp. SA	226,010

		888,193

	Hong Kong—1.5%
253,483	AIA Group Ltd.	1,229,349
41,537	Bank of East Asia Ltd. (The)	171,177
71,816	Cathay Pacific Airways Ltd.	135,613
59,973	Cheung Kong (Holdings) Ltd.	1,021,100
65,824	CLP Holdings Ltd.	526,398
145,331	Esprit Holdings Ltd.	241,442
103,941	Hang Lung Properties Ltd.	309,027
56,464	Henderson Land Development Co. Ltd.	336,475
126,230	Hong Kong & China Gas Co. Ltd.	291,118
15,399	Hong Kong Exchanges & Clearing Ltd.	277,477
31,320	Hongkong Land Holdings Ltd.	219,240
110,334	Hutchison Whampoa Ltd.	1,508,530
5,609	Jardine Cycle & Carriage Ltd.	209,598
5,730	Jardine Matheson Holdings Ltd.	356,979
6,791	Jardine Strategic Holdings Ltd.	242,439
46,561	Kerry Properties Ltd.	152,844
339,991	Li & Fung Ltd.	493,792
85,948	Link (The) REIT	427,365
51,342	MTR Corp. Ltd.	193,703
331,548	New World Development Co. Ltd.	342,117
500,797	Noble Group Ltd.	512,625
38,148	Power Assets Holdings Ltd.	329,674
137,530	Sino Land Co. Ltd.	205,776
86,296	Sun Hung Kai Properties Ltd.	1,086,930
34,325	Swire Pacific Ltd., Class A	396,253
58,192	Swire Properties Ltd.	174,887
83,992	Wharf Holdings Ltd. (The)	587,728
48,678	Yue Yuen Industrial (Holdings) Ltd.	150,375

		12,130,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia—0.0%
414,401	Golden Agri-Resources Ltd.	$201,366

	Ireland—0.4%
1,256,249	Bank of Ireland(a)	492,944
44,987	CRH PLC	1,303,522
5,279	DCC PLC	270,357
3,110	Kerry Group PLC, Class A	245,362
4,786	Shire PLC	272,990
8,355	Smurfit Kappa Group PLC	185,759

		2,770,934

	Israel—0.4%
44,062	Bank Hapoalim BM	248,615
81,767	Bank Leumi Le-Israel(a)	319,622
232,486	Bezeq Israeli Telecommunication Corp. Ltd.	421,139
40,340	Israel Chemicals Ltd.	357,329
32,527	Teva Pharmaceutical Industries Ltd.	1,621,041

		2,967,746

	Italy—4.2%
160,991	A2A SpA	196,547
103,522	Assicurazioni Generali SpA(b)	2,415,750
15,308	Atlantia SpA	397,974
1,659,989	Banca Monte dei Paschi di Siena SpA(a)(b)	552,167
28,787	Banca Popolare dell’Emilia Romagna SC(a)	330,692
381,729	Banca Popolare di Milano Scarl(a)(b)	384,262
35,715	Banco Popolare SC(a)	734,886
9,355	Endesa SA	354,307
54,539	Enel Green Power SpA	155,779
866,010	Enel SpA	4,891,918
287,893	Eni SpA	7,468,616
138,493	Fiat SpA(a)	1,666,797
51,088	Finmeccanica SpA(a)	471,414
903,797	Intesa Sanpaolo SpA	3,082,771
63,878	Mediaset SpA(a)	351,800
29,306	Mediobanca SpA(a)	324,261
13,738	Pirelli & C. SpA	230,105
10,138	Prysmian SpA	263,425
20,908	Saipem SpA	559,506
104,234	Snam SpA	626,085
1,608,201	Telecom Italia SpA(a)	2,059,266
902,748	Telecom Italia SpA RSP	895,595
64,953	Terna-Rete Elettrica Nationale SpA	351,236
74,158	UBI Banca-Unione di Banche Italiane ScpA	705,371
461,914	UniCredit SpA	4,124,604
20,422	Unipol Gruppo Finanziario SpA	147,385
25,749	Unipol Gruppo Finanziario SpA (Preference Shares)	169,586

		33,912,105

	Japan—19.0%
82,287	Aeon Co. Ltd.	951,355
11,576	Air Water, Inc.	162,619
18,158	Aisin Seiki Co. Ltd.	641,707
33,806	Ajinomoto Co., Inc.	497,079
4,276	Alfresa Holdings Corp.	266,230
12,173	Alps Electric Co. Ltd.	137,758
22,023	Amada Co. Ltd.	159,324

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
93,493	ANA Holdings, Inc.(b)	$204,101
133,541	Asahi Glass Co. Ltd.	756,928
22,470	Asahi Group Holdings Ltd.	619,877
103,040	Asahi Kasei Corp.	701,055
83,222	Astellas Pharma, Inc.	926,318
25,864	Bank of Kyoto Ltd. (The)	210,659
82,605	Bank of Yokohama Ltd. (The)	414,844
3,968	Benesse Holdings, Inc.	150,912
30,166	Bridgestone Corp.	1,080,838
15,729	Brother Industries Ltd.	219,729
80,720	Canon, Inc.	2,540,527
12,131	Casio Computer Co. Ltd.	138,470
10,856	Central Japan Railway Co.	1,332,690
50,502	Chiba Bank Ltd. (The)	320,859
51,311	Chubu Electric Power Co., Inc.(a)	584,187
23,804	Chugoku Electric Power Co., Inc. (The)	311,561
117,000	Cosmo Oil Co. Ltd.	218,767
10,375	Credit Saison Co. Ltd.	220,805
54,146	Dai Nippon Printing Co. Ltd.	488,719
21,645	Daicel Corp.	180,958
28,384	Daido Steel Co. Ltd.	138,655
20,073	Daihatsu Motor Co. Ltd.	332,290
92,314	Dai-ichi Life Insurance Co. Ltd. (The)	1,277,846
48,022	Daiichi Sankyo Co. Ltd.	805,303
8,700	Daikin Industries Ltd.	502,581
4,467	Daito Trust Construction Co. Ltd.	454,353
38,812	Daiwa House Industry Co. Ltd.	654,656
50,261	Daiwa Securities Group, Inc.	376,404
42,355	Denki Kagaku Kogyo Kabushiki Kaisha	140,561
17,255	Denso Corp.	785,808
11,485	Dentsu, Inc.	472,217
79,148	DIC Corp.	209,977
25,557	East Japan Railway Co.	1,864,673
22,725	Ebara Corp.	135,037
15,885	Eisai Co. Ltd.	613,163
12,255	Electric Power Development Co. Ltd.	325,600
2,944	FamilyMart Co. Ltd.	122,342
3,684	FANUC Corp.	663,589
708	Fast Retailing Co. Ltd.	220,197
38,118	Fuji Electric Co. Ltd.	172,772
16,851	Fuji Heavy Industries Ltd.	442,926
35,988	FUJIFILM Holdings Corp.	930,086
37,064	Fujikura Ltd.	159,649
196,509	Fujitsu Ltd.	1,154,238
83,530	Fukuoka Financial Group, Inc.	340,989
101,043	Furukawa Electric Co. Ltd.	227,507
28,744	Gunma Bank Ltd. (The)	152,795
21,553	Hakuhodo DY Holdings, Inc.	167,318
60,639	Hankyu Hanshin Holdings, Inc.	332,431
22,621	Haseko Corp.	143,277
12,064	Hino Motors Ltd.	158,964
9,197	Hitachi Chemical Co. Ltd.	135,321
8,563	Hitachi Construction Machinery Co. Ltd.	159,021
380,791	Hitachi Ltd.	2,710,084
23,248	Hokkaido Electric Power Co., Inc.(a)	142,242
71,176	Hokuhoku Financial Group, Inc.	137,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
10,526	Hokuriku Electric Power Co.	$130,660
122,529	Honda Motor Co. Ltd.	4,054,312
17,842	Hoya Corp.	526,439
8,603	Ibiden Co. Ltd.	155,048
11,253	Idemitsu Kosan Co. Ltd.	248,414
86,175	IHI Corp.	343,350
71,603	Inpex Corp.	1,043,028
31,809	Isetan Mitsukoshi Holdings Ltd.	395,472
64,992	Isuzu Motors Ltd.	377,291
133,060	ITOCHU Corp.	1,490,168
43,210	J Front Retailing Co. Ltd.	274,107
5,261	Japan Airlines Co. Ltd.	272,449
27,087	Japan Steel Works Ltd. (The)	114,288
33,798	Japan Tobacco, Inc.	1,110,388
52,683	JFE Holdings, Inc.	974,752
7,041	JGC Corp.	228,152
31,343	Joyo Bank Ltd. (The)	152,496
10,824	JSR Corp.	177,486
15,680	JTEKT Corp.	228,715
266,637	JX Holdings, Inc.	1,383,432
98,547	Kajima Corp.	375,279
18,132	Kamigumi Co. Ltd.	172,889
23,978	Kaneka Corp.	140,840
98,531	Kanematsu Corp.	151,438
65,629	Kansai Electric Power Co., Inc. (The)(a)	549,960
21,200	Kao Corp.	798,398
95,946	Kawasaki Heavy Industries Ltd.	355,982
97,915	Kawasaki Kisen Kaisha Ltd.	196,501
26,312	KDDI Corp.	1,401,761
19,345	Keikyu Corp.	160,593
30,492	Keio Corp.	215,817
9,368	Kewpie Corp.	134,719
599	Keyence Corp.	230,951
12,626	Kinden Corp.	116,186
95,908	Kintetsu Corp.	337,063
75,108	Kirin Holdings Co. Ltd.	1,040,409
398,148	Kobe Steel Ltd.	522,289
9,130	Koito Manufacturing Co. Ltd.	199,135
53,609	Komatsu Ltd.	1,181,865
39,113	Konica Minolta, Inc.	363,370
5,066	K’s Holdings Corp.	147,145
42,026	Kubota Corp.	540,599
24,217	Kuraray Co. Ltd.	271,923
7,182	Kurita Water Industries Ltd.	151,163
17,145	Kyocera Corp.	806,814
14,908	Kyowa Hakko Kirin Co. Ltd.	169,877
28,676	Kyushu Electric Power Co., Inc.(a)	289,427
3,065	Lawson, Inc.	213,035
15,284	LIXIL Group Corp.	404,431
3,966	Makita Corp.	210,433
196,637	Marubeni Corp.	1,312,838
19,499	Marui Group Co. Ltd.	173,134
107,227	Mazda Motor Corp.	479,714
19,332	Medipal Holdings Corp.	271,765
5,673	MEIJI Holdings Co. Ltd.	348,211
158,350	Mitsubishi Chemical Holdings Corp.	634,020

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
133,750	Mitsubishi Corp.	$2,393,490
105,911	Mitsubishi Electric Corp.	1,205,820
30,031	Mitsubishi Estate Co. Ltd.	680,291
27,447	Mitsubishi Gas Chemical Co., Inc.	158,529
188,666	Mitsubishi Heavy Industries Ltd.	993,659
135,382	Mitsubishi Materials Corp.	392,296
36,507	Mitsubishi Motors Corp.	395,269
12,455	Mitsubishi Tanabe Pharma Corp.	170,700
998,173	Mitsubishi UFJ Financial Group, Inc.	5,296,229
158,165	Mitsui & Co. Ltd.	2,243,574
146,241	Mitsui Chemicals, Inc.	356,476
100,882	Mitsui Engineering & Shipbuilding Co. Ltd.	195,542
26,996	Mitsui Fudosan Co. Ltd.	798,384
57,740	Mitsui Mining & Smelting Co. Ltd.	143,008
137,921	Mitsui OSK Lines Ltd.	460,412
1,590,238	Mizuho Financial Group, Inc.	3,113,535
44,258	MS&AD Insurance Group Holdings, Inc.	992,176
5,605	Murata Manufacturing Co. Ltd.	466,397
59,970	Nagoya Railroad Co. Ltd.	190,213
8,694	Namco Bandai Holdings, Inc.	187,583
314,088	NEC Corp.	882,460
8,811	NGK Insulators Ltd.	166,387
8,338	NGK Spark Plug Co. Ltd.	191,084
12,730	NHK Spring Co. Ltd.	114,900
33,515	Nichirei Corp.	162,736
5,362	Nidec Corp.	305,290
19,867	Nikon Corp.	311,765
7,003	Nintendo Co. Ltd.	736,292
64,614	Nippon Electric Glass Co. Ltd.	315,638
92,833	Nippon Express Co. Ltd.	438,946
19,453	Nippon Meat Packers, Inc.	337,262
16,519	Nippon Paper Industries Co. Ltd.	301,757
148,507	Nippon Sheet Glass Co. Ltd.(a)	190,450
546,692	Nippon Steel & Sumitomo Metal Corp.	1,434,297
48,921	Nippon Telegraph & Telephone Corp.	2,711,129
213,637	Nippon Yusen Kabushiki Kaisha	579,319
242,016	Nissan Motor Co. Ltd.	2,077,807
18,550	Nisshin Seifun Group, Inc.	215,917
3,332	Nissin Foods Holdings Co. Ltd.	159,505
8,654	Nitto Denko Corp.	373,609
37,439	NKSJ Holdings, Inc.	934,234
9,040	NOK Corp.	147,967
145,167	Nomura Holdings, Inc.	835,616
7,260	Nomura Real Estate Holdings, Inc.	135,463
23,041	NSK Ltd.	242,477
55,369	NTN Corp.	189,713
8,042	NTT Data Corp.	311,367
98,974	NTT DOCOMO, Inc.	1,571,570
60,454	Obayashi Corp.	390,007
25,907	Odakyu Electric Railway Co. Ltd.	227,495
96,961	OJI Holdings Corp.	407,208
8,193	Olympus Corp.(a)	250,241
5,816	OMRON Corp.	205,539
2,602	Ono Pharmaceutical Co. Ltd.	206,071
1,351	Oriental Land Co. Ltd.	202,419
47,282	ORIX Corp.	683,657

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)
April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
157,767	Osaka Gas Co. Ltd.	$594,619
17,913	Otsuka Holdings Co. Ltd.	516,084
170,885	Panasonic Corp.	1,871,956
30,043	Rengo Co. Ltd.	134,407
135,676	Resona Holdings, Inc.	693,322
63,431	Ricoh Co. Ltd.	729,627
5,199	Rohm Co. Ltd.	248,117
3,441	Sankyo Co. Ltd.	137,606
2,960	Santen Pharmaceutical Co. Ltd.	132,135
42,355	Sapporo Holdings Ltd.	179,537
10,753	SBI Holdings, Inc.	122,636
8,561	Secom Co. Ltd.	493,043
8,422	Sega Sammy Holdings, Inc.	169,512
8,237	Seiko Epson Corp.	224,653
17,836	Seino Holdings Co. Ltd.	176,003
31,061	Sekisui Chemical Co. Ltd.	315,323
39,372	Sekisui House Ltd.	472,927
45,260	Seven & I Holdings Co. Ltd.	1,786,031
223,351	Sharp Corp.(a)	559,744
14,874	Shikoku Electric Power Co., Inc.(a)	174,149
2,003	Shimamura Co. Ltd.	186,672
1,734	Shimano, Inc.	173,145
61,828	Shimizu Corp.	350,449
19,139	Shin-Etsu Chemical Co. Ltd.	1,123,796
77,662	Shinsei Bank Ltd.	151,295
13,146	Shionogi & Co. Ltd.	230,361
22,029	Shiseido Co. Ltd.	393,352
35,662	Shizuoka Bank Ltd. (The)	340,735
217,564	Showa Denko K.K.	289,659
31,711	Showa Shell Sekiyu K.K.	321,922
1,207	SMC Corp.	286,832
21,054	SoftBank Corp.	1,564,365
281,065	Sojitz Corp.	442,990
136,504	Sony Corp.	2,394,666
9,886	Sony Financial Holdings, Inc.	158,524
6,844	Stanley Electric Co. Ltd.	151,419
157,071	Sumitomo Chemical Co. Ltd.	588,920
116,165	Sumitomo Corp.	1,509,065
53,583	Sumitomo Electric Industries Ltd.	740,143
12,626	Sumitomo Forestry Co. Ltd.	128,547
51,673	Sumitomo Heavy Industries Ltd.	219,541
38,424	Sumitomo Metal Mining Co. Ltd.	579,651
80,601	Sumitomo Mitsui Financial Group, Inc.	3,182,221
160,480	Sumitomo Mitsui Trust Holdings, Inc.	661,401
12,790	Sumitomo Realty & Development Co. Ltd.	495,824
14,987	Sumitomo Rubber Industries Ltd.	208,189
3,889	Suntory Beverage & Food Ltd.	135,725
4,684	Suzuken Co. Ltd.	168,743
28,760	Suzuki Motor Corp.	741,876
57,527	T&D Holdings, Inc.	686,494
72,162	Taiheiyo Cement Corp.	252,903
82,136	Taisei Corp.	380,326
2,039	Taisho Pharmaceutical Holdings Co. Ltd.	150,305
23,869	Taiyo Nippon Sanso Corp.	190,204
25,726	Takashimaya Co. Ltd.	243,786
44,334	Takeda Pharmaceutical Co. Ltd.	1,991,232

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
9,736	TDK Corp.	$415,555
132,463	Teijin Ltd.	325,484
13,211	Terumo Corp.	262,409
61,344	Tobu Railway Co., Ltd.	300,264
31,643	Tohoku Electric Power Co., Inc.	301,096
46,530	Tokio Marine Holdings, Inc.	1,371,530
41,330	Tokuyama Corp.	119,762
396,831	Tokyo Electric Power Co., Inc.(a)	1,499,528
6,520	Tokyo Electron Ltd.	370,392
179,416	Tokyo Gas Co. Ltd.	939,673
85,376	Tokyu Corp.	537,413
42,321	TonenGeneral Sekiyu K.K.	399,802
51,767	Toppan Printing Co. Ltd.	356,262
90,627	Toray Industries, Inc.	591,759
422,152	Toshiba Corp.	1,653,067
61,728	Tosoh Corp.	235,672
13,052	TOTO Ltd.	184,632
14,586	Toyo Seikan Group Holdings Ltd.	216,898
4,555	Toyo Suisan Kaisha Ltd.	145,814
82,233	Toyobo Co. Ltd.	132,829
6,783	Toyoda Gosei Co. Ltd.	125,102
9,241	Toyota Industries Corp.	426,090
123,934	Toyota Motor Corp.	6,692,315
33,478	Toyota Tsusho Corp.	881,276
140,104	Ube Industries Ltd.	237,278
2,317	Unicharm Corp.	125,660
33,921	UNY Group Holding Co., Ltd.	218,834
17,659	West Japan Railway Co.	716,214
161,672	Yamada Denki Co. Ltd.	596,675
15,962	Yamaguchi Financial Group, Inc.	147,197
11,079	Yamaha Corp.	148,371
20,585	Yamaha Motor Co. Ltd.	317,793
21,804	Yamato Holdings Co. Ltd.	448,674
15,962	Yamazaki Baking Co. Ltd.	195,013
23,393	Yokohama Rubber Co. Ltd. (The)	209,083

		154,124,737

	Liechtenstein—0.0%
18,454	Antofagasta PLC	245,233

	Luxembourg—0.4%
6,303	APERAM(a)	163,777
151,035	ArcelorMittal SA	2,451,231
3,430	Luxottica Group SpA	196,274
11,188	SES SA FDR	421,093

		3,232,375

	Netherlands—4.9%
178,915	Aegon NV	1,621,166
11,954	Akzo Nobel NV	919,736
3,652	ASML Holding NV	300,934
3,948	Corio NV REIT	184,669
14,582	Delta Lloyd NV	383,245
4,320	Fugro NV CVA	285,808
5,722	Heineken Holding NV	364,956
10,168	Heineken NV	704,922
254,366	ING Groep NV CVA(a)	3,609,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
344,563	Koninklijke (Royal) KPN NV(a)	$1,224,005
42,813	Koninklijke Ahold NV	825,433
34,522	Koninklijke BAM Groep NV	186,727
3,423	Koninklijke Boskalis Westminster NV	193,786
10,130	Koninklijke DSM NV	725,884
45,829	Koninklijke Philips Electronics NV	1,466,281
4,395	Nutreco NV	203,901
90,179	PostNL NV(a)	395,369
5,089	Randstad Holding NV	295,688
12,619	Reed Elsevier NV	257,291
331,109	Royal Dutch Shell PLC, Class A	13,121,941
210,925	Royal Dutch Shell PLC, Class B	8,975,168
61,379	Royal Imtech NV(a)(b)	119,913
10,236	SBM Offshore NV(a)	186,847
68,968	SNS REAAL NV(a)(b)	0
17,201	Tenaris SA	384,939
24,225	TNT Express NV	217,994
52,050	Unilever NV CVA	2,228,967
12,902	Wolters Kluwer NV(b)	359,037
5,791	Ziggo NV	251,163

		39,995,562

	New Zealand—0.1%
32,974	Fletcher Building Ltd.	279,031
166,956	Telecom Corp. of New Zealand Ltd.	397,306

		676,337

	Norway—0.9%
9,343	Aker Solutions ASA(b)	149,257
50,887	DNB ASA	897,941
7,170	Gjensidige Forsikring ASA(b)	131,937
16,723	Marine Harvest ASA	204,401
91,748	Norsk Hydro ASA	490,003
56,736	Orkla ASA	467,616
18,223	Petroleum Geo-Services ASA	219,217
279,172	REC Silicon ASA(a)	155,051
17,683	Seadrill Ltd.	616,045
93,176	Statoil ASA	2,822,140
26,408	Storebrand ASA(a)	147,733
28,776	Telenor ASA	673,973
10,549	Yara International ASA	496,978

		7,472,292

	Portugal—0.3%
972,327	Banco Comercial Portugues SA, Class R(a)	295,251
138,018	Banco Espirito Santo SA(a)	244,187
158,140	EDP-Energias de Portugal SA	767,441
15,427	Galp Energia SGPS SA	267,058
8,563	Jeronimo Martins SGPS SA	149,659
146,045	Portugal Telecom SGPS SA	607,496

		2,331,092

	Singapore—0.8%
79,960	Ascendas REIT	145,862
130,433	CapitaLand Ltd.	332,485
101,863	CapitaMall Trust REIT	161,881
87,294	ComfortDelGro Corp. Ltd.	147,420
76,413	DBS Group Holdings Ltd.	1,031,136

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
70,492	Global Logistic Properties Ltd.	$160,037
398,762	Hutchison Port Holdings Trust	271,158
71,582	Keppel Corp. Ltd.	600,437
96,332	Oversea-Chinese Banking Corp. Ltd.	740,514
40,121	SembCorp Industries Ltd.	171,625
39,980	SembCorp Marine Ltd.	129,620
16,322	Singapore Airlines Ltd.	134,960
55,612	Singapore Press Holdings Ltd.	185,617
44,328	Singapore Technologies Engineering Ltd.	134,889
341,763	Singapore Telecommunications Ltd.	1,042,699
46,701	United Overseas Bank Ltd.	809,506
135,765	Wilmar International Ltd.	367,707

		6,567,553

	South Korea—3.7%
13,520	BS Financial Group, Inc.	206,732
2,573	Cheil Industries, Inc.	164,096
1,557	CJ Corp.	188,353
2,253	Daelim Industrial Co. Ltd.	183,371
5,830	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	168,699
3,610	Dongbu Insurance Co. Ltd.	199,139
4,267	Doosan Heavy Industries & Construction Co. Ltd.	143,706
10,830	Doosan Infracore Co. Ltd.(a)	130,488
1,125	E-Mart Co. Ltd.	256,944
5,192	GS Engineering & Construction Corp.(a)	182,396
6,167	GS Holdings	287,073
18,946	Hana Financial Group, Inc.	666,493
4,730	Hanwha Corp.	137,556
3,044	Hyosung Corp.	217,113
3,887	Hyundai Engineering & Construction Co. Ltd.	209,905
3,777	Hyundai Heavy Industries Co. Ltd.	707,297
6,010	Hyundai Marine & Fire Insurance Co. Ltd.	176,234
2,162	Hyundai Mobis	617,236
9,252	Hyundai Motor Co.	2,059,383
3,949	Hyundai Steel Co.	257,967
18,800	Industrial Bank of Korea	231,066
26,898	KB Financial Group, Inc.	916,297
14,840	Kia Motors Corp.	822,928
31,780	Korea Electric Power Corp.	1,214,855
3,240	Korea Gas Corp.(a)	193,779
5,208	Korean Air Lines Co. Ltd.(a)	167,837
20,600	KT Corp.	653,905
5,573	KT&G Corp.	446,573
2,333	LG Chem Ltd.	593,805
5,893	LG Corp.	327,928
23,450	LG Display Co. Ltd.(a)	622,958
14,888	LG Electronics, Inc.	989,844
6,436	LG International Corp.	190,283
17,040	LG Uplus Corp.	167,382
856	Lotte Chemical Corp.	135,031
835	Lotte Shopping Co. Ltd.	258,589
2,064	LS Corp.	161,596
881	OCI Co. Ltd.(a)	154,322
6,589	POSCO	1,960,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
8,178	Samsung C&T Corp.	$512,856
3,098	Samsung Electro-Mechanics Co. Ltd.	198,478
4,238	Samsung Electronics Co. Ltd.	5,508,211
2,162	Samsung Engineering Co. Ltd.(a)	161,737
2,070	Samsung Fire & Marine Insurance Co. Ltd.	490,806
10,450	Samsung Heavy Industries Co. Ltd.	285,193
4,274	Samsung Life Insurance Co. Ltd.	397,495
1,569	Samsung SDI Co. Ltd.	229,284
28,823	Shinhan Financial Group Co. Ltd.	1,255,236
645	Shinsegae Co. Ltd.	139,824
1,747	SK C&C Co. Ltd.	239,234
2,613	SK Holdings Co. Ltd.	462,769
12,350	SK Hynix, Inc.(a)	479,873
7,108	SK Innovation Co. Ltd.	811,714
22,840	SK Networks Co. Ltd.(a)	210,430
2,949	SK Telecom Co. Ltd.	609,321
4,394	S-Oil Corp.	256,845
34,940	Woori Finance Holdings Co. Ltd.(a)	393,933

		30,013,220

	Spain—4.8%
861	Abengoa SA	4,790
43,122	Abengoa SA, Class B	191,988
21,143	Abertis Infraestructuras SA	475,063
3,424	Acciona SA	277,731
19,294	ACS, Actividades de Construccion y Servicios SA	825,970
6,945	Amadeus IT Holding SA, Class A	288,454
390,253	Banco Bilbao Vizcaya Argentaria SA	4,786,073
173,603	Banco de Sabadell SA	589,737
78,662	Banco Popular Espanol SA	578,064
1,221,484	Banco Santander SA	12,138,372
76,822	Bankia SA(a)	156,474
27,908	Bankinter SA	213,330
86,848	CaixaBank SA	528,640
33,571	Distribuidora Internacional de Alimentacion SA	299,675
9,013	Enagas SA	277,433
25,482	Ferrovial SA	565,313
6,479	Fomento de Construcciones y Contratas SA(a)	142,522
12,649	Gamesa Corp. Tecnologica SA(a)	125,418
20,605	Gas Natural SDG SA	590,396
2,849	Hochtief AG(b)	264,629
380,066	Iberdrola SA	2,653,345
7,440	Indra Sistemas SA	139,368
4,107	Industria de Diseno Textil SA (Inditex)	615,866
15,348	Leighton Holdings Ltd.	271,331
90,360	Mapfre SA	380,251
3,998	Red Electrica Corp. SA	328,614
105,316	Repsol SA	2,832,901
17,223	Telefonica Deutschland Holding AG	142,973
499,760	Telefonica SA	8,363,807

		39,048,528

	Sweden—2.0%
8,027	Alfa Laval AB(b)	212,472

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
6,459	Assa Abloy AB, Class B(a)	$341,142
17,490	Atlas Copco AB, Class A(b)	505,090
10,872	Atlas Copco AB, Class B(b)	294,618
19,281	Boliden AB(b)	292,311
15,831	Electrolux AB, Series B	437,746
4,866	Getinge AB, Class B	142,689
24,657	Hennes & Mauritz AB, Class B(b)	1,001,883
4,412	Hexagon AB, Class B	140,276
4,159	Industrivarden AB, Class A	92,920
2,504	Industrivarden AB, Class C	52,255
8,985	Meda AB, Class A	160,483
104	NCC AB, Class A	3,688
5,811	NCC AB, Class B	202,323
142,819	Nordea Bank AB	2,058,931
14,037	Ratos AB, Class B	142,268
49,813	Sandvik AB	701,306
25,704	Securitas AB, Class B	309,423
50,583	Skandinaviska Enskilda Banken AB, Class A	695,071
28,630	Skanska AB, Class B	653,268
17,069	SKF AB, Class B	440,024
22,484	SSAB AB, Class A(a)(b)	194,758
10,133	SSAB AB, Class B(a)(b)	76,174
23,070	Svenska Cellulosa (SCA) AB, Class B	644,639
18,391	Svenska Handelsbanken AB, Class A	920,834
35,642	Swedbank AB, Class A	944,525
5,636	Swedish Match AB	192,770
25,651	Tele2 AB, Class B	326,694
135,675	Telefonaktiebolaget LM Ericsson, Class B	1,634,287
128,570	TeliaSonera AB	930,406
8,024	Trelleborg AB, Class B	170,653
77,458	Volvo AB, Class B	1,218,285

		16,134,212

	Switzerland—5.2%
86,074	ABB Ltd.(a)	2,066,675
6,036	Adecco SA(a)	504,228
2,385	Aryzta AG(a)	220,093
3,063	Baloise Holding AG	372,243
6,982	Chugai Pharmaceutical Co. Ltd.	176,139
12,915	Clariant AG(a)	254,061
9,591	Coca-Cola HBC AG(a)	242,599
7,431	Compagnie Financiere Richemont SA	753,692
76,457	Credit Suisse Group AG	2,423,664
755	Geberit AG	251,509
183	Georg Fischer AG(a)	144,870
208	Givaudan SA(a)	327,669
509,265	Glencore Xstrata PLC(a)	2,738,844
294	Helvetia Holding AG	146,090
12,357	Holcim Ltd.(a)	1,131,210
5,623	Julius Baer Group Ltd.(a)	262,805
1,705	Kuehne + Nagel International AG	232,769
1	Lindt & Spruengli AG	58,300
12	Lindt & Spruengli AG NVTG	58,334
1,983	Lonza Group AG(a)	207,095
99,695	Nestle SA	7,694,106
72,026	Novartis AG	6,241,790
15,331	Roche Holding AG	4,492,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
542	Schindler Holding AG	$82,613
1,131	Schindler Holding AG NVTG	174,959
129	SGS SA	321,603
54	Sika AG	218,282
977	Sonova Holding AG(a)	140,927
43,361	STMicroelectronics NV(a)	414,602
1,024	Sulzer AG	157,476
868	Swatch Group AG (The)	104,501
555	Swatch Group BR AG (The)	355,838
2,589	Swiss Life Holding AG(a)	635,745
20,636	Swiss Re AG(a)	1,801,211
936	Swisscom AG	568,755
2,795	Syngenta AG	1,106,635
86,064	UBS AG(a)	1,798,600
11,858	Zurich Insurance Group AG(a)	3,395,311

		42,278,316

	United Kingdom—15.9%
18,910	3i Group PLC	121,272
19,953	Aberdeen Asset Management PLC	147,165
7,074	Admiral Group PLC	166,988
6,130	Aggreko PLC	163,232
12,143	AMEC PLC	253,225
28,124	Amlin PLC	212,607
89,905	Anglo American PLC	2,401,620
7,401	Associated British Foods PLC	371,285
60,635	AstraZeneca PLC	4,775,248
261,347	Aviva PLC	2,319,019
8,652	Babcock International Group PLC	174,435
203,640	BAE Systems PLC	1,375,426
66,626	Balfour Beatty PLC	315,341
1,213,832	Barclays PLC	5,169,132
28,880	Barratt Developments PLC	180,188
125,398	BG Group PLC	2,536,655
91,780	BHP Billiton PLC	2,973,973
1,746,275	BP PLC	14,719,776
67,057	British American Tobacco PLC	3,869,039
28,956	British Land Co. PLC REIT	337,611
27,539	British Sky Broadcasting Group PLC	409,209
269,755	BT Group PLC	1,678,499
10,509	Bunzl PLC	298,293
8,017	Burberry Group PLC	201,026
258,574	Cable & Wireless Communications PLC	230,533
15,671	Capita PLC	287,105
36,026	Carillion PLC	224,956
24,132	Catlin Group Ltd.	215,354
357,260	Centrica PLC	1,990,730
41,297	Cobham PLC	215,263
60,032	Compass Group PLC	954,878
108,911	Debenhams PLC	147,489
57,365	Diageo PLC	1,760,498
79,283	Direct Line Insurance Group PLC	335,085
376,945	Dixons Retail PLC(a)	286,293
18,564	Drax Group PLC	207,512
27,324	DS Smith PLC	145,335
23,061	Experian PLC	442,355
114,319	FirstGroup PLC(a)	249,399

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
102,156	G4S PLC	$407,089
46,066	GKN PLC	298,693
195,474	GlaxoSmithKline PLC	5,386,704
9,652	Greene King PLC	145,133
28,834	Hammerson PLC REIT	277,763
24,301	Hang Seng Bank Ltd.	395,882
75,438	Hays PLC	191,963
11,576	Hiscox Ltd.	137,999
98,771	Home Retail Group PLC	340,231
1,200,069	HSBC Holdings PLC	12,241,343
30,478	ICAP PLC	213,111
8,134	IMI PLC	206,020
44,821	Imperial Tobacco Group PLC	1,935,202
22,901	Inchcape PLC	247,871
23,633	Informa PLC	192,464
15,772	Inmarsat PLC	193,880
7,133	Intercontinental Hotels Group PLC	243,057
19,019	Intermediate Capital Group PLC	142,460
49,968	International Consolidated Airlines Group SA(a)	340,953
2,879	Intertek Group PLC	141,270
35,678	Intu Properties PLC REIT	175,913
29,834	Investec PLC	262,712
59,617	ITV PLC	183,213
144,297	J Sainsbury PLC	817,942
15,238	John Wood Group PLC	201,596
8,010	Johnson Matthey PLC	442,683
53,766	Kazakhmys PLC(a)	216,163
114,268	Kingfisher PLC	806,713
58,510	Ladbrokes PLC	151,456
13,180	Lancashire Holdings Ltd.	155,786
29,592	Land Securities Group PLC REIT	530,656
261,635	Legal & General Group PLC	935,698
1,966,757	Lloyds Banking Group PLC(a)	2,502,682
263,692	Man Group PLC	438,801
88,524	Marks & Spencer Group PLC	659,344
26,443	Meggitt PLC	212,848
16,104	Mondi PLC	267,165
178,746	National Grid PLC	2,536,811
2,812	Next PLC	309,583
308,126	Old Mutual PLC	1,039,012
41,321	Pearson PLC	773,778
16,827	Pennon Group PLC	215,230
5,975	Persimmon PLC(a)	132,369
8,298	Petrofac Ltd.	203,588
4,922	Provident Financial PLC	165,140
87,606	Prudential PLC	2,009,590
15,968	Reckitt Benckiser Group PLC	1,287,472
21,631	Reed Elsevier PLC	318,498
64,704	Rentokil Initial PLC	129,905
107,558	Resolution Ltd.	541,764
46,530	Rexam PLC	389,698
54,109	Rio Tinto PLC	2,946,089
59,132	Rolls-Royce Holdings PLC(a)	1,048,397
7,792,636	Rolls-Royce Holdings PLC (Preference Shares), Class C(a)	13,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
163,284	Royal Bank of Scotland Group PLC(a)	$823,831
481,516	RSA Insurance Group PLC	798,022
24,562	SABMiller PLC	1,335,676
33,618	Sage Group PLC (The)	242,049
2,205	Schroders PLC	95,166
965	Schroders PLC NVTG	31,758
34,868	Segro PLC REIT	206,008
32,077	Serco Group PLC	184,210
12,025	Severn Trent PLC	374,624
21,449	Smith & Nephew PLC	333,022
13,590	Smiths Group PLC	306,348
73,164	SSE PLC	1,884,002
114,494	Standard Chartered PLC	2,477,510
123,283	Standard Life PLC	795,624
11,846	Subsea 7 SA	236,478
24,930	Tate & Lyle PLC	295,090
71,889	Taylor Wimpey PLC	127,579
670,625	Tesco PLC	3,317,319
121,399	Thomas Cook Group PLC(a)	358,115
7,563	Travis Perkins PLC	217,737
20,101	Tullow Oil PLC	298,686
39,745	Unilever PLC	1,774,426
33,980	United Utilities Group PLC	456,720
2,465,320	Vodafone Group PLC	9,322,628
4,966	Weir Group PLC (The)	225,566
3,284	Whitbread PLC	226,244
26,497	William Hill PLC	158,698
226,154	William Morrison Supermarkets PLC	767,182
11,670	Wolseley PLC	674,121
40,681	WPP PLC	875,135

		128,783,164

	United States—0.3%
7,500	Carnival PLC	299,633
4,467	Catamaran Corp.(a)	169,489
9,214	Celesio AG	319,264
9,383	Imperial Oil Ltd.	457,586
6,344	QIAGEN NV(a)	138,981
23,145	Sands China Ltd.	168,971
21,845	Transocean Ltd.(a)	931,164
1,672	Valeant Pharmaceuticals International, Inc.(a)	223,304

		2,708,392

	Total Common Stocks and Other Equity Interests (Cost $700,880,628)	810,296,991

	Warrants—0.0%
	France—0.0%
75,062	Peugeot SA, expiring 04/29/17(a)(b)	143,523

	Hong Kong—0.0%
6,914	Sun Hung Kai Properties Ltd., expiring 04/22/16(a)	4,655

	Total Warrants (Cost $2,140)	148,178

Number of Shares		Value
	Rights—0.0%
	Australia—0.0%
1,920	Bank of Queensland Ltd., expiring 05/09/14(a)	$2,686
9,982	Transurban Group, expiring 05/23/14(a)	3,902

		6,588

	South Korea—0.0%
1,417	GS Engineering & Construction Corp., expiring 05/23/14(a)	11,931

	Total Rights (Cost $0)	18,519

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $700,882,768)—99.9%	810,463,688

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—4.7%
37,755,422	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $37,755,422)	37,755,422

	Total Investments (Cost $738,638,190)—104.6%	848,219,110
	Other assets less liabilities—(4.6)%	(37,213,612)

	Net Assets—100.0%	$811,005,498

Investment Abbreviations:

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

NVTG—Non-voting Shares

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$35,612,341	$(35,612,341)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Industrials	21.6
Financials	18.9
Consumer Discretionary	18.1
Materials	12.8
Information Technology	8.5
Consumer Staples	7.0
Energy	5.6
Health Care	4.3
Utilities	1.9
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.7%
21,014	Abacus Property Group REIT	$47,508
29,837	Adelaide Brighton Ltd.	108,094
20,489	ALS Ltd.	142,381
78,230	Alumina Ltd.(a)	97,853
5,586	Ansell Ltd.	93,629
29,557	Ardent Leisure Group	73,121
13,265	Aristocrat Leisure Ltd.	61,822
80,376	Atlas Iron Ltd.	67,397
81,213	Ausdrill Ltd.	69,981
32,242	Australand Property Group REIT	127,860
12,562	Automotive Holdings Group Ltd.	46,557
23,877	Aveo Group	44,910
47,517	AWE Ltd.(a)	68,902
67,753	Beach Energy Ltd.	107,662
148,174	Billabong International Ltd.(a)	65,213
24,061	Bradken Ltd.	94,302
19,224	BWP Trust REIT	44,530
11,663	Cabcharge Australia Ltd.	41,929
9,422	Cardno Ltd.	60,935
3,749	carsales.Com Ltd.	37,689
27,575	Challenger Ltd.	180,125
13,134	Charter Hall Group REIT	51,111
20,939	Charter Hall Retail REIT	74,888
2,344	Cochlear Ltd.	127,465
10,458	Contact Energy Ltd.	51,122

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
63,465	Cromwell Property Group REIT	$58,215
58,813	CSR Ltd.	198,900
12,742	DuluxGroup Ltd.	67,649
73,991	Echo Entertainment Group Ltd.	193,329
146,262	Emeco Holdings Ltd.(a)	35,235
49,287	Envestra Ltd.	53,202
43,536	Evolution Mining Ltd.	34,489
51,153	Federation Centres REIT	118,016
1,757	Flight Centre Travel Group Ltd.	87,502
144,893	Goodman Fielder Ltd.	90,619
19,700	GrainCorp Ltd., Class A	161,722
9,916	GUD Holdings Ltd.	49,154
83,310	Gunns Ltd.(a)	0
19,463	GWA Group Ltd.	48,510
42,654	Harvey Norman Holdings Ltd.	129,629
4,678	iiNET Ltd.	31,034
7,999	Independence Group NL	32,092
40,910	Investa Office Fund REIT	126,603
4,007	Invocare Ltd.	39,503
10,848	IOOF Holdings Ltd.	85,234
4,516	Iress Ltd.	34,646
7,132	JB Hi-Fi Ltd.	127,537
51,238	Kagara Ltd.(a)	0
43,665	Kingsgate Consolidated Ltd.	36,210
13,124	Mermaid Marine Australia Ltd.	26,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
6,076	Mineral Resources Ltd.	$65,417
6,233	Monadelphous Group Ltd.	100,950
61,772	Mount Gibson Iron Ltd.	41,781
8,409	Navitas Ltd.	57,266
39,688	NRW Holdings Ltd.	41,186
23,600	Nufarm Ltd.	90,746
21,373	OceanaGold Corp.(a)	54,141
22,210	Oil Search Ltd.	182,944
79,508	Pacific Brands Ltd.	37,202
124,692	Paladin Energy Ltd.(a)	50,257
38,206	PanAust Ltd.	56,817
1,774	Perpetual Ltd.	77,090
4,850	Platinum Asset Management Ltd.	29,569
8,604	Premier Investments Ltd.	79,083
39,041	Primary Health Care Ltd.	169,653
17,810	Qube Holdings Ltd.	36,634
3,365	Ramsay Health Care Ltd.	139,710
68,602	Resolute Mining Ltd.(a)	38,456
13,062	SAI Global Ltd.	51,678
4,497	Seek Ltd.	69,667
8,123	Seven Group Holdings Ltd.	61,716
72,504	Seven West Media Ltd.	125,288
87,081	Sigma Pharmaceuticals Ltd.	58,497
16,553	Skilled Group Ltd.	42,024
45,243	Southern Cross Media Group Ltd.	53,867
111,706	SP Ausnet	144,902
41,251	Spark Infrastructure Group	67,460
106,946	St. Barbara Ltd.(a)	21,305
24,509	STW Communications Group Ltd.	32,019
4,400	Super Retail Group Ltd.	41,420
221,224	Ten Network Holdings Ltd.(a)	55,343
74,191	Transfield Services Ltd.(a)	65,648
98,532	Transpacific Industries Group Ltd.(a)	101,794
5,665	Village Roadshow Ltd.	37,005
112,977	Virgin Australia Airlines Services(a)	0
88,116	Virgin Australia Holdings Ltd.(a)	30,208
11,602	Western Areas Ltd.	44,397
69,825	Whitehaven Coal Ltd.(a)	94,457

		6,399,635

	Austria—0.9%
274	ams AG	41,204
4,067	CA Immobilien Anlagen AG(a)	77,425
3,695	Conwert Immobilien Invest SE	53,180
1,907	EVN AG	26,574
477	Flughafen Wien AG	46,753
961	Lenzing AG	61,294
289	Mayr-Melnhof Karton AG	36,749
2,353	Oesterreichische Post AG	120,094
2,265	RHI AG	79,267
368	Schoeller-Bleckmann Oilfield Equipment AG	46,724
5,998	Verbund AG	116,223
3,430	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,744
6,530	Wienerberger AG	121,190
1,893	Zumtobel AG	39,371

		1,048,792

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium—1.3%
1,064	Ackermans & van Haaren NV	$137,497
21,404	AGFA-Gevaert NV(a)	81,910
575	Barco NV	42,797
936	Befimmo Sicafi SA REIT	68,135
4,290	Bekaert SA NV	174,464
4,530	bpost SA	101,973
382	Cie d’Entreprises CFE	42,066
1,227	Cofinimmo REIT	150,293
2,420	D’ieteren SA/NV	111,837
1,288	Elia System Operator SA/NV	68,256
2,487	Euronav SA(a)	30,035
540	EVS Broadcast Equipment SA	34,142
664	Gimv NV	34,405
1,851	Imerys SA	162,383
36,428	Nyrstar(a)	144,860
402	Sofina SA	48,226
2,205	Tessenderlo Chemie NV	67,460

		1,500,739

	Bermuda—0.1%
8,869	Daily Mail & General Trust PLC NV, Class A	121,977

	British Virgin Islands—0.2%
15,000	First Resources Ltd.	30,709
32,500	Orient Overseas International Ltd.	155,104

		185,813

	Cambodia—0.0%
32,000	NagaCorp Ltd.	29,058

	Canada—9.4%
15,478	Advantage Oil & Gas Ltd.(a)	97,879
6,522	Aecon Group, Inc.	109,408
10,896	African Barrick Gold PLC	45,683
9,552	AGF Management Ltd., Class B	106,274
4,561	Alamos Gold, Inc.	42,599
7,919	Algonquin Power & Utilities Corp.	56,861
1,683	Allied Properties Real Estate Investment Trust REIT	52,463
7,119	Argonaut Gold, Inc.(a)	26,272
4,255	Artis Real Estate Investment Trust REIT	61,918
16,406	Athabasca Oil Corp.(a)	121,686
2,710	ATS Automation Tooling Systems, Inc.(a)	35,065
20,511	AuRico Gold, Inc.	85,225
12,224	B2Gold Corp.(a)	35,086
8,954	Bankers Petroleum Ltd.(a)	48,709
2,234	Bell Aliant, Inc.(b)	54,962
31,719	Bellatrix Exploration Ltd.(a)	308,100
4,154	Birchcliff Energy Ltd.(a)	48,109
3,376	Black Diamond Group Ltd.	106,007
13,055	BlackPearl Resources, Inc.(a)	36,639
1,633	Boardwalk REIT	91,928
704	Bonterra Energy Corp.(b)	36,674
10,462	CAE, Inc.	137,943
1,903	Calfrac Well Services Ltd.	65,806
4,482	Calloway REIT(b)	109,370
7,997	Canaccord Genuity Group, Inc.	69,007
1,877	Canadian REIT	77,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
3,767	Canadian Apartment Properties REIT	$72,186
2,995	Canadian Energy Services & Technology Corp.(b)	88,203
3,200	Canadian Western Bank	108,295
9,423	Canexus Corp.	41,386
3,099	Canfor Corp.(a)	70,200
27,053	Capstone Mining Corp.(a)	71,241
1,069	CCL Industries, Inc., Class B	97,076
16,755	Centerra Gold, Inc.	85,802
5,243	Chartwell Retirement Residences	49,829
3,820	Cineplex, Inc.	143,792
674	Cogeco Cable, Inc.	36,849
5,182	Cominar REIT	89,715
192	Constellation Software, Inc	42,469
5,228	Corus Entertainment, Inc., Class B	117,284
9,583	Cott Corp.	77,715
10,264	Crew Energy, Inc.(a)	116,159
4,323	Davis + Henderson Corp.	125,028
6,985	Detour Gold Corp.(a)	69,439
1,088	Dollarama, Inc.	90,375
3,680	Dominion Diamond Corp.(a)	46,174
1,610	Dorel Industries, Inc., Class B	57,625
5,942	Dundee Corp., Class A(a)	86,630
5,929	Dundee Precious Metals, Inc.(a)	19,665
3,553	Dundee Real Estate Investment Trust, Class A REIT	93,499
1,981	Emera, Inc.	61,193
2,748	Enerflex Ltd.	43,670
5,995	Ensign Energy Services, Inc.	94,231
9,617	Extendicare, Inc.	59,063
5,741	First Capital Realty, Inc.	93,900
3,270	First Majestic Silver Corp.(a)	30,988
1,711	FirstService Corp.	84,346
2,865	Franco-Nevada Corp.	137,918
7,004	Gibson Energy, Inc.	186,739
2,280	Gildan Activewear, Inc.	116,405
1,175	Granite Real Estate Investment Trust REIT	45,203
2,435	Great Canadian Gaming Corp.(a)	33,614
7,604	H&R REIT	159,916
2,320	Home Capital Group, Inc.	97,899
13,875	HudBay Minerals, Inc.	118,212
3,260	Hudson’s Bay Co.	51,479
4,448	Innergex Renewable Energy, Inc.	42,962
6,796	InnVest REIT	32,820
3,355	Jean Coutu Group (PJC), Inc. (The), Class A	67,531
2,877	Laurentian Bank of Canada	123,422
12,511	Legacy Oil + Gas, Inc.(a)	97,243
2,397	Linamar Corp.	119,845
34,693	Lundin Mining Corp.(a)	177,029
761	MacDonald Dettwiler & Associates Ltd.	58,941
6,042	Major Drilling Group International, Inc.	47,457
4,636	Manitoba Telecom Services, Inc.	127,955
7,261	Maple Leaf Foods, Inc.	119,820
8,494	Martinrea International, Inc.	85,447
5,237	MEG Energy Corp.(a)	188,302
2,672	Methanex Corp.	165,294

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
1,783	Morguard REIT	$27,311
4,890	Mullen Group Ltd.	132,426
10,828	Nevsun Resources Ltd.	39,170
24,751	New Gold, Inc.(a)	124,945
1,902	North West Co., Inc. (The)	42,011
4,316	Northland Power, Inc.	67,368
5,480	Nuvista Energy Ltd.(a)	54,628
2,296	Open Text Corp.	113,079
15,835	Osisko Mining Corp.(a)	113,267
8,430	Pan American Silver Corp.	109,076
7,296	Parkland Fuel Corp.(b)	134,957
1,775	Pason Systems, Inc.	49,233
3,576	Peyto Exploration & Development Corp.(b)	131,674
6,991	Progressive Waste Solutions Ltd.	169,958
10,506	Reitmans (Canada) Ltd., Class A	63,661
2,946	Ritchie Bros Auctioneers, Inc.(b)	73,526
6,202	RONA, Inc.	62,447
5,738	Russel Metals, Inc.	168,619
4,950	Savanna Energy Services Corp.	40,098
1,913	Secure Energy Services, Inc.	34,270
10,529	SEMAFO, Inc.	39,336
2,445	ShawCor Ltd.	108,766
60,343	Sherritt International Corp.	255,129
4,376	Silver Standard Resources, Inc.(a)	43,264
6,305	Silver Wheaton Corp.	139,664
12,817	Silvercorp Metals, Inc.	26,628
1,145	Stantec, Inc.	67,775
14,147	Superior Plus Corp.(b)	170,287
15,208	Taseko Mines Ltd.(a)	32,842
1,172	TMX Group Ltd.	61,662
3,862	Toromont Industries Ltd.	95,402
2,633	Tourmaline Oil Corp.(a)	136,154
8,497	Transcontinental, Inc., Class A	123,648
6,602	TransForce, Inc.	143,957
9,457	Trican Well Service Ltd.	135,291
1,736	Trilogy Energy Corp.	47,455
9,277	Trinidad Drilling Ltd.	103,637
1,973	West Fraser Timber Co. Ltd.	88,092
2,017	Westshore Terminals Investment Corp.(b)	65,466
4,219	Whitecap Resources, Inc.	55,590
2,559	WSP Global, Inc.	87,465

		10,611,660

	China—1.0%
14,344	AAC Technologies Holdings, Inc.	80,112
13,502	China Gold International Resources Corp. Ltd.(a)	34,695
31,954	China Mengniu Dairy Co. Ltd.	164,245
341,612	China Rongsheng Heavy Industries Group Holdings Ltd.(a)	59,044
152,017	China Travel International Investment Hong Kong Ltd.	30,588
107,000	Honghua Group Ltd.	25,256
23,796	Minth Group Ltd.	37,384
1,664,200	Semiconductor Manufacturing International Corp.(a)	135,234
247,106	Shougang Fushan Resources Group Ltd.	74,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
67,000	SITC International Holdings Co. Ltd.	$29,556
67,984	Sun Art Retail Group Ltd.	88,566
60,644	Tingyi Cayman Islands Holding Corp.	168,567
146,028	Yangzijiang Shipbuilding Holdings Ltd.	127,957
41,582	Yingde Gases Group Co. Ltd.	41,996

		1,097,464

	Denmark—1.3%
7,819	Alm. Brand A/S(a)	37,911
1,639	Chr. Hansen Holding A/S	73,835
1,080	Coloplast A/S, Class B	90,564
721	D/S Norden A/S	28,797
2,849	GN Store Nord A/S	68,697
3,093	H. Lundbeck A/S	90,094
1,399	Matas A/S(a)	38,334
1,793	NKT Holding A/S	112,915
3,404	Novozymes A/S, Class B	162,958
1,898	Pandora A/S	127,602
239	Rockwool International A/S, Class B	46,041
243	Royal Unibrew A/S	37,784
887	Schouw & Co. A/S	49,433
1,436	Simcorp A/S	54,953
2,730	Spar Nord Bank A/S	30,682
4,897	Sydbank A/S(a)	130,452
3,954	Topdanmark A/S(a)	115,541
1,165	Tryg A/S	110,591
452	William Demant Holding(a)	40,447

		1,447,631

	Egypt—0.1%
57,369	Centamin PLC(a)	62,724

	Finland—1.6%
5,916	Amer Sports Oyj	122,058
3,113	Cargotec Corp., Class B	138,813
7,351	Caverion Corp.	81,133
10,049	Citycon Oyj	37,620
1,957	Cramo Oyj	43,551
6,176	Huhtamaki Oyj	162,104
7,043	Kemira Oyj	107,420
4,549	Konecranes Oyj	146,521
802,862	Outokumpu Oyj(a)	244,906
12,167	Outotec Oyj(b)	135,889
4,136	Ramirent Oyj	46,222
11,672	Rautaruukki Oyj(a)	145,007
11,799	Sanoma Oyj	79,280
17,837	Sponda Oyj	91,755
1,911	Stockmann Oyj Abp, Class B	27,107
3,580	Tieto Oyj	97,738
2,744	Uponor Oyj	54,293

		1,761,417

	France—3.8%
1,258	Alten Ltd.	64,163
6,626	Altran Technologies SA(a)	72,092
78,258	Beni Stabili SpA REIT	69,825
575	bioMerieux	62,753
197	Bollore SA	125,458

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
3,980	Bourbon SA	$131,008
8,238	Bull(a)	43,634
1,234	Dassault Systemes	151,646
17,019	Derichebourg SA	66,073
1,530	Eramet	199,392
4,029	Etablissements Maurel et Prom	71,785
110	Eurofins Scientific	30,504
1,078	Gecina SA REIT	145,061
979	Groupe FNAC SA(a)	46,831
4,138	Groupe Steria SCA	116,529
12,216	Havas SA	97,055
117	Hermes International	41,068
441	Iliad SA	118,931
877	Ingenico(b)	76,426
1,927	Ipsos	74,652
2,234	JC Decaux SA	91,533
1,930	Korian-Medica	72,467
184	LISI	29,850
2,674	Mercialys SA REIT	61,472
6,607	Metropole Television SA	141,445
5,531	Mobistar SA	107,711
2,639	Nexity	118,189
1,445	Orpea	104,947
22,399	Parmalat SpA	77,767
2,466	Plastic Omnium SA	83,771
141	Puma SE(b)	41,603
2,310	Rallye SA	117,387
1,054	Remy Cointreau SA	92,640
1,884	Rubis	133,957
1,909	Saft Groupe SA	67,841
1,873	SEB SA	172,493
1,190	Societe BIC SA	157,706
8,132	Societe Television Francaise 1(b)	138,124
67,497	Solocal Group(a)(b)	154,420
318	Sopra Group SA	36,707
26,045	Technicolor SA(a)	194,214
8,674	UbiSoft Entertainment SA(a)	161,522
628	Vicat SA	54,466
276	Vilmorin & Cie SA(b)	36,394
125	Virbac SA	29,941

		4,283,453

	Georgia—0.0%
1,237	Bank of Georgia Holdings PLC	54,370

	Germany—3.6%
3,077	Aareal Bank AG(a)	139,405
10,442	Air Berlin PLC(a)(b)	25,163
3,112	Aixtron SE(a)	49,384
4,575	Alstria Office AG REIT(a)	63,086
1,860	Aurelius AG	69,014
2,410	Axel Springer AG	147,030
1,242	Bauer AG	32,263
1,415	BayWa AG	80,107
666	Bechtle AG	59,109
2,329	Deutsche Euroshop AG	112,023
1,992	Deutsche Wohnen AG(a)	41,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
2,625	Deutsche Wohnen BR AG	$56,215
5,302	Deutz AG(a)	44,190
1,507	Dialog Semiconductor PLC(a)	38,061
2,424	DMG MORI SEIKI AG	76,059
228	Draegerwerk AG & Co. KGAA	23,372
425	Draegerwerk AG & Co. KGaA (Preference Shares)	50,207
475	Duerr AG(b)	37,435
1,171	ElringKlinger AG	47,110
700	Euler Hermes SA	84,392
473	Fielmann AG	63,911
2,157	Fraport AG Frankfurt Airport Services Worldwide	159,080
476	Fuchs Petrolub SE(b)	43,764
977	Fuchs Petrolub SE (Preference Shares)	98,037
6,344	GAGFAH SA(a)	100,102
1,454	Gerresheimer AG(a)(b)	98,514
838	Gerry Weber International AG	44,153
1,561	Hamburger Hafen und Logistik AG	37,769
21,219	Heidelberger Druckmaschinen AG(a)	66,963
1,563	Indus Holding AG	73,251
1,674	Jenoptik AG	27,865
949	Jungheinrich AG (Preference Shares)	70,463
1,421	KION Group AG(a)	67,128
5,670	Kontron AG	39,474
729	Krones AG	69,623
45	KSB AG (Preference Shares)	28,702
955	KUKA AG	48,795
76	KWS Saat AG	27,124
1,501	LEG Immobilien AG(a)	100,065
1,861	MTU Aero Engines AG	175,026
3,446	Nordex SE(a)	54,876
1,042	Norma Group AG	54,411
539	Pfeiffer Vacuum Technology AG	64,085
81	Rational AG	25,831
1,114	Rheinmetall AG(b)	73,871
3,599	Rhoen Klinikum AG	116,097
2,078	SGL Carbon SE(b)	69,150
1,022	Sixt SE	41,272
1,288	Sixt SE (Preference Shares)	41,611
910	SMA Solar Technology AG	38,036
2,743	Software AG	103,051
3,119	Stada Arzneimittel AG	135,880
4,445	TAG Immobilien AG	56,412
1,451	Takkt AG(b)	29,373
1,956	United Internet AG	83,912
689	Vossloh AG	67,972
1,175	Wacker Chemie AG(b)	137,732
1,996	Wincor Nixdorf AG	130,296
1,057	Wirecard AG	44,283

		4,083,291

	Gibraltar—0.0%
22,891	Bwin.Party Digital Entertainment PLC	49,166

	Greece—0.8%
71,431	Alpha Bank AE(a)	69,033

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Greece (continued)
12,353	Ellaktor SA(a)	$65,087
1,923	Folli Follie Group(a)	66,658
10,036	Hellenic Petroleum SA	85,858
8,838	Intralot SA Integrated Lottery Systems & Services	25,612
3,378	JUMBO SA(a)	54,566
109,111	Marfin Investment Group Holdings SA(a)	75,341
1,881	Metka SA	33,645
6,265	Motor Oil (Hellas) Corinth Refineries SA(a)	78,876
7,726	Mytilineos Holdings SA(a)	68,881
17,429	National Bank of Greece SA(a)	67,665
39,345	Piraeus Bank SA(a)	92,741
2,765	Titan Cement Co. SA(a)	87,027
16,568	TT Hellenic Postbank SA(a)	0

		870,990

	Hong Kong—3.0%
12,208	ASM Pacific Technology Ltd.	135,735
83,000	Brightoil Petroleum Holdings Ltd.(a)	25,587
12,663	Cafe de Coral Holdings Ltd.	39,772
124,497	Champion REIT	58,613
12,108	Cheung Kong Infrastructure Holdings Ltd.	79,024
12,108	Chow Sang Sang Holdings International Ltd.	29,704
25,762	Chow Tai Fook Jewellery Group Ltd.	36,153
18,960	Dah Sing Banking Group Ltd.	28,417
11,329	Dah Sing Financial Holdings Ltd.	50,487
166,000	First Pacific Co. Ltd.	183,925
51,000	Fortune REIT	40,390
15,688	Galaxy Entertainment Group Ltd.(a)	123,131
86,695	Giordano International Ltd.	58,260
10,848	Great Eagle Holdings Ltd.	38,829
864,000	G-Resources Group Ltd.(a)	23,737
19,000	Hang Lung Group Ltd.	103,052
91,088	Hopewell Highway Infrastructure Ltd.	44,411
30,677	Hopewell Holdings Ltd.	105,648
147,340	Huabao International Holdings Ltd.	69,747
110,436	Hutchison Telecommunications Hong Kong Holdings Ltd.	36,181
33,952	Hysan Development Co. Ltd.	145,174
60,587	Johnson Electric Holdings Ltd.	57,908
69,070	Ju Teng International Holdings Ltd.	51,048
62,804	K Wah International Holdings Ltd.	41,719
25,000	Kerry Logistics Network Ltd.(a)	36,761
14,582	Luk Fook Holdings International Ltd.	41,379
71,388	Midland Holdings Ltd.	29,926
75,632	New World China Land Ltd.	62,727
35,804	NWS Holdings Ltd.	61,329
197,736	Pacific Basin Shipping Ltd.	115,027
20,426	Pacific Textile Holdings Ltd.	25,925
312,000	PCCW Ltd.	166,607
225,000	REXLot Holdings Ltd.	23,798
31,110	Samsonite International SA	98,713
61,908	Shangri-La Asia Ltd.	102,051
256,562	Shui On Land Ltd.	67,840
113,800	Shun Tak Holdings Ltd.	55,925
46,004	SmarTone Telecommunications Holding Ltd.	47,411
48,802	Techtronic Industries Co.	155,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
18,069	Television Broadcasts Ltd.	$112,686
57,847	Texwinca Holdings Ltd.	62,153
51,804	Truly International Holdings Ltd.	34,880
12,378	VTech Holdings Ltd.	170,833
26,000	Wheelock & Co. Ltd.	106,980
7,021	Wing Hang Bank Ltd.	113,019
79,388	Xinyi Glass Holdings Co. Ltd.	62,463
115,958	Yuexiu Real Estate Investment Trust REIT	54,742

		3,415,307

	India—0.0%
32,456	Essar Energy PLC(a)	36,828

	Ireland—0.7%
12,907	Aer Lingus Group PLC	27,202
13,814	C&C Group PLC	82,170
5,273	Glanbia PLC	78,633
11,231	Grafton Group PLC	110,182
19,025	Greencore Group PLC	83,878
9,441	James Hardie Industries PLC CDI	120,016
122,154	Kenmare Resources PLC(a)	25,783
5,598	Kingspan Group PLC	105,290
795	Paddy Power PLC	61,288
9,878	UDG Healthcare PLC	59,829

		754,271

	Israel—1.1%
16,038	Africa-Israel Investments Ltd.(a)	35,020
4,088	Alony Hetz Properties & Investments Ltd. REIT	29,243
1,642	Azrieli Group	55,551
10,582	Cellcom Israel Ltd.	133,968
1,742	Elbit Systems Ltd.	102,719
2,528	First International Bank of Israel Ltd.	40,769
5,854	Gazit-Globe Ltd.	75,177
7,085	Harel Insurance Investments & Financial Services Ltd.	40,345
93,650	Israel Discount Bank Ltd., Class A(a)	167,208
20,348	Migdal Insurance & Financial Holding Ltd.	33,303
7,598	Mizrahi Tefahot Bank Ltd.	101,503
1,502	NICE Systems Ltd.	65,178
274,722	Oil Refineries Ltd.(a)	76,353
3,829	Ormat Industries Ltd.	28,518
15,330	Partner Communications Co. Ltd.(a)	137,254
406	Paz Oil Co. Ltd.	63,352
13,210	Shikun & Binui Ltd.	34,379

		1,219,840

	Italy—3.0%
3,864	ACEA SpA	55,398
5,682	Ansaldo STS SpA	63,027
6,483	Astaldi SpA	70,114
1,775	ASTM SpA	30,050
17,867	Autogrill SpA(a)	171,185
1,232	Azimut Holding SpA	38,350
126,283	Banca Carige SpA(a)	93,152
1,565	Banca Generali SpA	49,171
14,530	Banca Popolare di Sondrio Scarl	104,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
1,413	Brembo SpA	$52,212
970	Brunello Cucinelli SpA	27,840
6,125	Buzzi Unicem SpA	108,451
4,321	Cementir Holding SpA	41,100
26,047	CIR-Compagnie Industriali Riunite SpA(a)	40,088
5,135	Credito Emiliano SpA	52,545
60,607	Credito Valtellinese Scarl(a)	144,371
995	Danieli & C. Officine Meccaniche SpA	35,649
3,249	Danieli S.p.A—Officine Meccaniche Danieli & C. RSP	77,845
9,950	Davide Campari-Milano SpA	86,364
1,958	De’Longhi SpA	42,460
628	DiaSorin SpA	25,879
7,417	ERG SpA	127,933
3,782	Esprinet SpA	41,322
7,817	Geox SpA	33,968
4,420	Gtech SpA	129,557
56,417	Hera SpA	165,993
3,647	Indesit Co. SpA	51,933
2,582	Interpump Group SpA	36,552
57,466	Iren SpA	97,448
5,428	Italcementi SpA	65,854
8,088	Italcementi SpA RSP	62,801
324	Italmobiliare SpA(a)	14,735
822	Italmobiliare SpA RSP(a)	25,416
2,385	MARR SpA	46,131
17,136	Mediolanum SpA	153,727
19,055	Piaggio & C. SpA	78,681
34,244	RCS Mediagroup SpA(a)	78,344
3,917	Recordati SpA	68,432
2,364	Safilo Group SpA(a)	53,789
980	Salvatore Ferragamo SpA	30,995
29,464	Saras SpA(a)	51,067
1,740	Societa’ Cattolica di Assicurazioni Scarl	42,944
4,506	Societa Iniziative Autostradali e Servizi SpA	53,481
20,230	Sorin SpA(a)	61,598
488	Tod’s SpA	68,273
44,177	UnipolSai SpA(a)	162,077
1,414	UnipolSai SpA RSP, Class B(a)	5,235
80,644	Vard Holdings Ltd.(a)	61,992
4,713	World Duty Free SpA(a)	63,094

		3,342,781

	Japan—29.9%
29,000	77 Bank Ltd. (The)	130,876
1,008	ABC-Mart, Inc.	45,244
6,444	Accordia Golf Co. Ltd.	82,640
18,000	Achilles Corp.	23,789
17,978	ACOM Co. Ltd.(a)	61,247
2,354	Adastria Holdings Co. Ltd.	51,182
6,508	ADEKA Corp.	71,610
2,404	Aderans Co. Ltd.	34,171
7,260	Advantest Corp.	80,027
1,892	AEON Delight Co. Ltd.	41,711
4,948	AEON Financial Service Co. Ltd.	124,536
3,852	AEON Mall Co. Ltd.	91,784
2,544	Aica Kogyo Co. Ltd.	53,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
11,108	Aichi Steel Corp.	$40,887
18,108	Aiful Corp.(a)	61,867
766	Ain Pharmaciez, Inc.	33,707
11,482	Akebono Brake Industry Co. Ltd.	58,450
2,566	Alpen Co. Ltd.	47,326
3,678	Alpine Electronics, Inc.	43,963
4,300	Amano Corp.	41,421
3,378	Anritsu Corp.	37,798
2,152	AOKI Holdings, Inc.	29,304
6,634	Aoyama Trading Co. Ltd.	164,632
51,530	Aozora Bank Ltd.	153,354
1,974	ARC Land Sakamoto Co. Ltd.	39,132
2,948	Arcs Co. Ltd.	59,104
3,140	Asahi Diamond Industrial Co. Ltd.	42,481
2,192	Asahi Holdings, Inc.	34,613
4,704	Asatsu-DK, Inc.	106,329
6,960	ASICS Corp.	135,521
918	ASKUL Corp.	22,746
7,934	Autobacs Seven Co. Ltd.	122,796
1,608	Avex Group Holdings, Inc.	29,720
6,582	Awa Bank Ltd. (The)	35,246
6,592	Azbil Corp.	149,522
926	Bank of Iwate Ltd. (The)	41,110
8,108	Bank of Nagoya Ltd. (The)	30,479
780	Bank of Okinawa Ltd. (The)	32,720
4,122	Bank of The Ryukyus Ltd.	54,556
13,272	BIC Camera, Inc.	96,795
1,692	Calbee, Inc.	41,476
28,114	Calsonic Kansei Corp.	138,437
1,644	Canon Electronics, Inc.	27,810
8,392	Canon Marketing Japan, Inc.	135,225
3,140	Capcom Co. Ltd.	54,685
1,992	Cawachi Ltd.	36,330
18,114	Central Glass Co. Ltd.	59,405
2,666	Century Tokyo Leasing Corp.	77,096
2,404	Chiyoda Co. Ltd.	57,141
9,108	Chiyoda Corp.	122,064
2,500	Chudenko Corp.	35,732
12,000	Chuetsu Pulp & Paper Co. Ltd.	22,555
14,000	Chugoku Bank Ltd. (The)	185,570
5,630	Chugoku Marine Paints Ltd.	35,880
20,000	Citizen Holdings Co. Ltd.	146,843
2,900	CKD Corp.	26,402
3,056	Coca-Cola East Japan Co. Ltd.	68,749
8,140	Coca-Cola West Co. Ltd.	141,683
2,272	Cocokara Fine, Inc.	64,434
3,318	Colowide Co. Ltd.	33,294
9,448	COMSYS Holdings Corp.	154,923
200	Cosmos Pharmaceutical Corp.	21,400
3,952	Daibiru Corp.	39,385
3,000	Daido Metal Co. Ltd.	31,953
36,154	Daiei, Inc. (The)(a)	101,578
4,522	Daifuku Co. Ltd.	52,104
9,266	Daihen Corp.	35,105
23,688	Daikyo, Inc.	46,147
15,200	Dainippon Screen Manufacturing Co. Ltd.	66,365

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
7,786	Dainippon Sumitomo Pharma Co. Ltd.	$118,219
9,948	Daio Paper Corp.	104,398
12,004	Daishi Bank Ltd. (The)	43,362
55,692	Daiwabo Holdings Co. Ltd.	95,955
9,740	DCM Holdings Co. Ltd.	65,887
6,556	DeNA Co. Ltd.	110,390
1,008	DISCO Corp.	61,279
5,008	DMG Mori Seiki Co. Ltd.	62,508
2,696	Don Quijote Co. Ltd.	141,992
2,544	Doutor Nichires Holdings Co. Ltd.	45,575
18,688	DOWA Holdings Co. Ltd.	156,968
1,400	DTS Corp.	23,176
4,918	Duskin Co. Ltd.	90,898
778	DyDo Drinco, Inc.	31,646
1,226	Earth Chemical Co. Ltd.	43,867
26,400	EDION Corp.	153,774
3,318	EXEDY Corp.	88,610
7,792	Ezaki Glico Co. Ltd.	102,520
2,056	F.C.C. Co. Ltd.	35,142
3,752	Fancl Corp.	41,579
14,300	FIDEA Holdings Co. Ltd.	26,738
2,178	Foster Electric Co. Ltd.	26,396
2,100	FP Corp.	65,374
5,600	Fuji Machine Manufacturing Co. Ltd.	49,504
4,948	Fuji Media Holdings, Inc.	83,363
5,530	Fuji Oil Co. Ltd.	74,816
926	Fuji Seal International, Inc.	30,141
3,774	Fuji Soft, Inc.	78,916
1,300	Fujimori Kogyo Co. Ltd.	36,576
3,074	Fujitec Co. Ltd.	35,540
3,474	Fujitsu General Ltd.	40,062
9,948	Fukuyama Transporting Co. Ltd.	58,237
4,800	Funai Electric Co. Ltd.	51,501
22,062	Furukawa Co. Ltd.	39,956
3,152	Futaba Corp.	49,494
7,334	Futaba Industrial Co. Ltd.(a)	32,883
2,092	Fuyo General Lease Co. Ltd.	71,986
6,078	Geo Holdings Corp.	55,633
4,548	Glory Ltd.	117,362
27,114	Godo Steel Ltd.	38,222
1,172	Goldcrest Co. Ltd.	24,450
6,656	Gree, Inc.	64,898
27,270	GS Yuasa Corp.	154,303
3,400	Gulliver International Co. Ltd.	27,759
20,270	Gunze Ltd.	55,363
18,740	H2O Retailing Corp.	141,444
26,952	Hachijuni Bank Ltd. (The)	147,227
2,730	Hamamatsu Photonics KK	122,937
31,114	Hanwa Co. Ltd.	121,532
16,374	Hazama Ando Corp.	72,132
3,296	Heiwa Corp.	54,885
3,622	Heiwa Real Estate Co. Ltd.	56,839
3,092	Heiwado Co. Ltd.	43,800
11,108	Higashi-Nippon Bank Ltd. (The)	27,838
9,056	Higo Bank Ltd. (The)	46,543
846	Hikari Tsushin, Inc.	71,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
974	Hirose Electric Co. Ltd.	$137,399
42,000	Hiroshima Bank Ltd. (The)	172,687
2,288	HIS Co. Ltd.	63,455
3,318	Hisamitsu Pharmaceutical Co., Inc.	139,021
3,252	Hitachi Capital Corp.	80,098
5,914	Hitachi High-Technologies Corp.	135,243
5,466	Hitachi Koki Co. Ltd.	40,774
2,474	Hitachi Kokusai Electric, Inc.	28,240
8,740	Hitachi Metals Ltd.	118,587
5,396	Hitachi Transport System Ltd.	82,723
20,666	Hitachi Zosen Corp.	101,155
566	Hogy Medical Co. Ltd.	29,145
8,640	Hokkoku Bank Ltd. (The)	28,927
15,478	Hokuetsu Kishu Paper Co. Ltd.	73,640
1,792	Hokuto Corp.	35,998
1,256	Horiba Ltd.	43,342
2,118	Hoshizaki Electric Co. Ltd.	85,736
13,286	Hosiden Corp.	60,350
7,196	House Foods Group, Inc.	119,757
3,500	Hulic Co. Ltd.	42,110
12,056	Hyakugo Bank Ltd. (The)	46,737
10,422	Hyakujushi Bank Ltd. (The)	34,893
2,444	IBJ Leasing Co. Ltd.	55,938
10,948	Iino Kaiun Kaisha Ltd.	53,802
3,074	Inaba Denki Sangyo Co. Ltd.	94,191
5,878	Inabata & Co. Ltd.	55,299
1,600	Internet Initiative Japan, Inc.	37,106
14,108	Iseki & Co. Ltd.	36,461
48,430	Ishihara Sangyo Kaisha Ltd.(a)	45,988
7,070	IT Holdings Corp.	109,493
5,626	ITO EN Ltd.	120,341
1,932	ITOCHU Techno-Solutions Corp.	80,476
11,582	Itoham Foods, Inc.	52,496
21,688	Iwatani Corp.	127,177
16,934	Iyo Bank Ltd. (The)	152,348
3,518	Izumi Co. Ltd.	102,940
2,400	J Trust Co. Ltd.	25,844
16,582	Jaccs Co. Ltd.	73,535
608	JAFCO Co. Ltd.	23,243
2,678	Japan Airport Terminal Co. Ltd.	61,687
2,474	Japan Aviation Electronics Industry Ltd.	42,142
4,100	Japan Exchange Group, Inc.	80,997
3,522	Japan Petroleum Exploration Co. Ltd.	131,019
8,860	Japan Securities Finance Co. Ltd.	48,745
14,108	J-Oil Mills, Inc.	37,704
17,640	Juroku Bank Ltd. (The)	61,649
54,518	JVC KENWOOD Holdings, Inc.(a)	115,280
1,856	Kadokawa Corp.	61,049
2,500	Kaga Electronics Co. Ltd.	29,883
4,870	Kagome Co. Ltd.	82,430
6,882	Kagoshima Bank Ltd. (The)	42,983
4,474	Kaken Pharmaceutical Co. Ltd.	77,173
900	Kameda Seika Co. Ltd.	25,604
1,118	Kanamoto Co. Ltd.	35,132
17,300	Kandenko Co. Ltd.	92,809
13,056	Kansai Paint Co. Ltd.	182,899

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
34,952	Kansai Urban Banking Corp.	$43,797
1,574	Kato Sangyo Co. Ltd.	32,759
22,056	Keihan Electric Railway Co. Ltd.	90,901
4,730	Keihin Corp.	68,531
19,214	Keisei Electric Railway Co. Ltd.	167,217
14,688	Keiyo Bank Ltd. (The)	64,705
9,330	Kenedix, Inc.(a)	32,150
10,422	Kikkoman Corp.	211,501
896	Kintetsu World Express, Inc.	35,524
2,012	Kissei Pharmaceutical Co. Ltd.	47,134
8,522	Kitz Corp.	40,295
5,512	Kiyo Bank Ltd. (The)	64,914
1,406	Kobayashi Pharmaceutical Co. Ltd.	85,337
6,896	Kohnan Shoji Co. Ltd.	69,939
6,970	Kokuyo Co. Ltd.	53,358
4,074	Komeri Co. Ltd.	110,195
3,566	Komori Corp.	45,347
6,800	Konami Corp.	155,105
1,656	Konishi Co. Ltd.	29,635
2,200	Konoike Transport Co. Ltd.	34,265
1,948	Kose Corp.	64,743
26,484	Kumagai Gumi Co. Ltd.(a)	68,446
17,952	Kurabo Industries Ltd.	30,579
11,422	KUREHA Corp.	54,007
3,370	Kuroda Electric Co. Ltd.	54,138
25,640	KYB Co. Ltd.	104,417
2,644	Kyoei Steel Ltd.	45,840
2,196	Kyokuto Kaihatsu Kogyo Co. Ltd.	28,850
12,000	Kyokuyo Co. Ltd.	31,013
3,922	KYORIN Holdings, Inc.	75,714
5,926	Kyowa Exeo Corp.	76,693
8,000	Kyudenko Corp.	68,997
29,400	Leopalace21 Corp.(a)	151,965
5,212	Lintec Corp.	96,893
18,796	Lion Corp.	103,042
1,320	Mabuchi Motor Co. Ltd.	90,326
1,000	Macnica, Inc.	29,613
13,530	Maeda Corp.	100,664
4,574	Maeda Road Construction Co. Ltd.	70,882
5,630	Makino Milling Machine Co. Ltd.	41,887
1,226	Mandom Corp.	43,027
4,118	Maruichi Steel Tube Ltd.	104,452
3,322	Matsui Securities Co. Ltd.	30,537
3,640	Matsumotokiyoshi Holdings Co. Ltd.	107,436
7,040	Megmilk Snow Brand Co. Ltd.	93,453
11,582	Meidensha Corp.	47,961
1,326	Meitec Corp.	35,295
18,852	Minebea Co. Ltd.	152,625
1,892	Ministop Co. Ltd.	28,690
3,566	Miraca Holdings, Inc.	154,649
6,992	Mirait Holdings Corp.	61,467
4,640	Misawa Homes Co. Ltd.	56,825
3,304	MISUMI Group, Inc.	80,409
3,300	Mitsuba Corp.	48,652
10,948	Mitsubishi Logistics Corp.	157,120
56,644	Mitsubishi Paper Mills Ltd.(a)	48,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
1,744	Mitsubishi Shokuhin Co. Ltd.	$39,080
17,530	Mitsubishi Steel Manufacturing Co. Ltd.	35,009
32,400	Mitsubishi UFJ Lease & Finance Co. Ltd.	159,542
22,582	Mitsui Matsushima Co. Ltd.	32,718
7,948	Mitsui Sugar Co. Ltd.	32,990
10,948	Mitsui-Soko Co. Ltd.	43,406
14,256	Mitsumi Electric Co. Ltd.	91,411
1,692	Miura Co. Ltd.	48,151
8,000	Mizuno Corp.	43,622
1,016	Mochida Pharmaceutical Co. Ltd.	71,612
18,740	Morinaga & Co. Ltd.	41,278
22,848	Morinaga Milk Industry Co. Ltd.	85,219
1,774	MOS Food Services, Inc.	35,341
3,100	Moshi Moshi Hotline, Inc.	31,379
2,912	Musashi Seimitsu Industry Co. Ltd.	64,226
2,192	Musashino Bank Ltd. (The)	70,170
4,966	Nabtesco Corp.	106,904
9,266	Nachi-Fujikoshi Corp.	57,329
6,966	Nagase & Co. Ltd.	85,379
4,192	Namura Shipbuilding Co. Ltd.	31,517
18,000	Nankai Electric Railway Co. Ltd.	69,780
1,966	NEC Networks & System Integration Corp.	41,610
6,918	NET One Systems Co. Ltd.	56,279
6,948	Nichias Corp.	47,068
6,218	Nichicon Corp.	46,140
4,440	Nichii Gakkan Co.	39,075
2,570	Nichi-iko Pharmaceutical Co. Ltd.	39,902
2,804	Nifco, Inc.	78,232
1,344	Nihon Kohden Corp.	55,063
1,718	Nihon Parkerizing Co. Ltd.	37,488
4,534	Nihon Unisys Ltd.	45,984
2,818	Nikkiso Co. Ltd.	31,559
5,734	Nippo Corp.	87,512
14,422	Nippon Carbon Co. Ltd.	25,413
15,582	Nippon Chemi-Con Corp.(a)	49,728
29,626	Nippon Coke & Engineering Co. Ltd.	34,513
15,266	Nippon Denko Co. Ltd.	42,443
4,274	Nippon Densetsu Kogyo Co. Ltd.	63,430
9,582	Nippon Flour Mills Co. Ltd.	53,468
10,740	Nippon Kayaku Co. Ltd.	127,955
6,792	Nippon Koei Co. Ltd.	32,580
2,892	Nippon Konpo Unyu Soko Co. Ltd.	48,837
75,300	Nippon Light Metal Holdings Co. Ltd.	106,150
8,740	Nippon Paint Co. Ltd.	135,185
6,792	Nippon Road Co. Ltd. (The)	34,575
2,156	Nippon Seiki Co. Ltd.	37,675
2,318	Nippon Shinyaku Co. Ltd.	40,823
18,530	Nippon Shokubai Co. Ltd.	213,508
3,204	Nippon Signal Co. Ltd. (The)	26,567
12,422	Nippon Soda Co. Ltd.	69,072
33,000	Nippon Steel & Sumikin Texeng Co. Ltd.	116,300
59,000	Nippon Suisan Kaisha Ltd.(a)	135,732
4,474	Nippon Synthetic Chemical Industry Co. Ltd. (The)	29,783
4,170	Nippon Television Holdings, Inc.	62,172
5,792	Nippon Thompson Co. Ltd.	26,309

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
11,822	Nippon Yakin Kogyo Co. Ltd.(a)	$32,752
12,692	Nipro Corp.	109,836
25,958	Nishimatsu Construction Co. Ltd.	93,261
59,800	Nishi-Nippon City Bank Ltd. (The)	135,816
13,896	Nishi-Nippon Railroad Co. Ltd.	53,462
900	Nishio Rent All Co. Ltd.	33,084
9,866	Nissan Chemical Industries Ltd.	147,290
4,830	Nissan Shatai Co. Ltd.	73,573
3,444	Nissha Printing Co. Ltd.	44,807
19,422	Nisshin Oillio Group Ltd. (The)	65,025
14,500	Nisshin Steel Holdings Co. Ltd.	148,762
20,848	Nisshinbo Holdings, Inc.	178,581
2,822	Nissin Kogyo Co. Ltd.	52,103
3,568	Nitori Holdings Co. Ltd.	163,642
7,630	Nittetsu Mining Co. Ltd.	28,458
11,266	Nitto Boseki Co. Ltd.	46,983
1,666	Nitto Kogyo Corp.	34,511
9,622	NOF Corp.	66,690
4,700	Nomura Research Institute Ltd.	135,962
11,108	Noritake Co. Ltd.	27,186
3,292	Noritz Corp.	58,428
29,500	North Pacific Bank Ltd.	119,559
1,156	NS Solutions Corp.	28,937
2,674	NSD Co. Ltd.	33,062
7,260	NTT Urban Development Corp.	63,823
2,192	OBIC Co. Ltd.	65,771
26,270	Ogaki Kyoritsu Bank Ltd. (The)	70,979
12,108	Oita Bank Ltd. (The)	44,094
2,552	Okabe Co. Ltd.	35,051
4,630	Okamura Corp.	39,524
3,474	Okasan Securities Group, Inc.	24,214
64,714	Oki Electric Industry Co. Ltd.	126,704
1,944	Okinawa Electric Power Co., Inc. (The)	63,468
9,266	OKUMA Corp.	79,462
11,478	Okumura Corp.	52,474
18,374	Onward Holdings Co. Ltd.	123,573
61,888	Orient Corp.(a)	130,259
1,856	OSAKA Titanium Technologies Co. Ltd.	38,083
2,456	OSG Corp.	39,623
1,156	Otsuka Corp.	136,819
19,740	Pacific Metals Co. Ltd.(a)	91,791
9,108	PanaHome Corp.	60,542
800	Paramount Bed Holdings Co. Ltd.	24,121
3,722	Park24 Co. Ltd.	67,991
22,718	Penta-Ocean Construction Co. Ltd.	74,281
800	Pilot Corp.	33,558
75,518	Pioneer Corp.(a)	163,382
1,100	Pola Orbis Holdings, Inc.	43,020
10,792	Press Kogyo Co. Ltd.	39,513
15,796	Prima Meat Packers Ltd.	34,793
578	Relo Holdings, Inc.	31,687
3,170	Resorttrust, Inc.	49,683
1,326	Ricoh Leasing Co. Ltd.	34,620
6,792	Riken Corp.	27,793
1,474	Rinnai Corp.	122,653
5,062	Rohto Pharmaceutical Co. Ltd.	89,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
5,512	Round One Corp.	$39,553
15,848	Ryobi Ltd.	46,854
1,104	Ryohin Keikaku Co. Ltd.	124,072
3,026	Ryosan Co. Ltd.	63,956
4,156	Ryoyo Electro Corp.	49,880
3,326	Saizeriya Co. Ltd.	38,160
1,292	San-A Co. Ltd.	37,274
10,582	Sanden Corp.	50,346
1,674	Sangetsu Co. Ltd.	43,116
9,056	San-in Godo Bank Ltd. (The)	59,753
8,582	Sanken Electric Co. Ltd.(a)	59,650
4,792	Sanki Engineering Co. Ltd.	29,460
2,420	Sankyo Tateyama, Inc.	47,855
24,848	Sankyu, Inc.	94,624
1,408	Sanrio Co. Ltd.	44,590
4,070	Sanshin Electronics Co. Ltd.	25,540
10,582	Sanwa Holdings Corp.	64,642
6,948	Sanyo Chemical Industries Ltd.	42,511
11,108	Sanyo Shokai Ltd.	30,339
13,582	Sanyo Special Steel Co. Ltd.	52,919
19,952	Sasebo Heavy Industries Co. Ltd.(a)	22,267
1,226	Sawai Pharmaceutical Co. Ltd.	75,972
1,604	SCSK Corp.	42,334
15,056	Seiko Holdings Corp.	54,977
3,848	Seiren Co. Ltd.	32,321
9,948	Senko Co. Ltd.	45,479
17,696	Senshu Ikeda Holdings, Inc.	81,247
32,270	Seven Bank Ltd.	122,256
9,582	Shiga Bank Ltd. (The)	52,342
2,466	Shima Seiki Manufacturing Ltd.	41,136
19,322	Shimadzu Corp.	165,131
8,008	Shinko Electric Industries Co. Ltd.	52,838
4,586	Shinko Plantech Co. Ltd.	34,524
4,474	Shinmaywa Industries Ltd.	39,506
1,226	Ship Healthcare Holdings, Inc.	41,767
5,400	Shizuoka Gas Co. Ltd.	32,511
3,318	Shochiku Co. Ltd.	27,479
4,448	Showa Corp.	48,856
4,452	Sintokogio Ltd.	31,990
21,908	SKY Perfect JSAT Holdings, Inc.	117,743
7,278	Sodick Co. Ltd.	27,003
5,708	Sohgo Security Services Co. Ltd.	120,865
27,162	Sotetsu Holdings, Inc.	97,055
3,444	Square Enix Holdings Co. Ltd.	55,225
2,318	Sugi Holdings Co. Ltd.	104,384
11,018	Sumco Corp.	84,563
24,848	Sumitomo Bakelite Co. Ltd.	94,624
89,492	Sumitomo Mitsui Construction Co. Ltd.(a)	91,989
36,852	Sumitomo Osaka Cement Co. Ltd.	146,470
14,266	Sumitomo Warehouse Co. Ltd. (The)	69,130
1,992	Sundrug Co. Ltd.	81,513
8,108	Suruga Bank Ltd.	139,062
31,536	SWCC Showa Holdings Co. Ltd.(a)	30,255
3,348	Sysmex Corp.	106,028
3,656	Tachi-S Co. Ltd.	57,336
3,630	Tadano Ltd.	51,385

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,666	Taikisha Ltd.	$57,652
9,748	Taiyo Yuden Co. Ltd.	120,430
1,700	Takaoka Toko Co. Ltd.	24,248
13,422	Takara Holdings, Inc.	102,751
4,630	Takara Standard Co. Ltd.	33,042
4,000	Takasago International Corp.	19,579
5,678	Takasago Thermal Engineering Co. Ltd.	55,474
2,748	Takata Corp.	64,752
3,000	Takuma Co. Ltd.	24,258
1,326	Tamron Co. Ltd.	33,192
10,688	Tekken Corp.	31,180
2,012	Temp Holdings Co. Ltd.	51,270
5,152	T-Gaia Corp.	45,392
6,044	THK Co. Ltd.	127,980
22,114	Toa Corp.	41,565
19,056	Toagosei Co. Ltd.	79,843
28,644	Toda Corp.	100,387
6,630	Toei Co. Ltd.	37,125
7,296	Toho Co. Ltd.	140,635
27,000	Toho Gas Co. Ltd.	132,423
7,400	Toho Holdings Co. Ltd.	149,376
12,266	Toho Zinc Co. Ltd.	39,025
31,270	Tokai Carbon Co. Ltd.	100,407
5,960	Tokai Rika Co. Ltd.	103,622
5,748	Tokai Rubber Industries Ltd.	59,478
5,574	Tokai Tokyo Financial Holdings, Inc.	37,433
818	Token Corp.	36,275
4,522	Tokyo Broadcasting System Holdings, Inc.	49,138
6,948	Tokyo Dome Corp.	31,084
2,512	Tokyo Ohka Kogyo Co. Ltd.	57,421
13,426	Tokyo Steel Manufacturing Co. Ltd.	65,586
20,000	Tokyo Tatemono Co. Ltd.	159,373
9,388	Tokyu Construction Co. Ltd.	41,449
1,700	Tomen Electronics Corp.	27,326
6,692	Tomony Holdings, Inc.	28,432
13,196	Tomy Co. Ltd.	62,654
2,400	Topcon Corp.	41,891
4,118	Toppan Forms Co. Ltd.	37,894
2,100	Topre Corp.	21,236
30,426	Topy Industries Ltd.	51,529
2,770	Toray Chemical Korea, Inc.(a)	38,871
5,630	Toshiba Machine Co. Ltd.	25,243
2,156	Toshiba Plant Systems & Services Corp.	31,723
12,582	Toshiba TEC Corp.	81,909
1,666	Totetsu Kogyo Co. Ltd.	33,875
28,952	Towa Bank Ltd. (The)	27,492
9,772	Toyo Construction Co. Ltd.	34,630
10,108	Toyo Engineering Corp.	44,628
18,300	Toyo Ink SC Holdings Co. Ltd.	74,705
11,200	Toyo Tire & Rubber Co. Ltd.	83,438
12,348	Toyota Boshoku Corp.	127,530
1,800	TPR Co. Ltd.	26,573
1,926	transcosmos, Inc.	35,861
4,596	Trend Micro, Inc.	148,701
1,256	Trusco Nakayama Corp.	28,341
2,574	TS Tech Co. Ltd.	68,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
9,856	TSI Holdings Co. Ltd.	$66,479
7,108	Tsubakimoto Chain Co.	50,657
4,456	Tsumura & Co.	105,827
566	Tsuruha Holdings, Inc.	56,960
1,904	TV Asahi Corp.	33,196
14,422	UACJ Corp.	57,039
1,772	UKC Holdings Corp.	28,501
4,248	Ulvac, Inc.(a)	80,510
3,726	Unipres Corp.	71,967
1,244	United Arrows Ltd.	48,104
108,492	Unitika Ltd.(a)	61,601
10,082	Ushio, Inc.	131,762
7,486	USS Co. Ltd.	109,120
6,044	Valor Co. Ltd.	78,338
11,582	Wacoal Holdings Corp.	114,176
5,100	Wacom Co. Ltd.	33,401
2,474	Wakita & Co. Ltd.	27,973
1,766	Warabeya Nichiyo Co. Ltd.	32,951
2,000	WATAMI Co. Ltd.	29,134
752	Welcia Holdings Co. Ltd.	45,422
3,012	Xebio Co. Ltd.	55,611
22,652	Yahoo! Japan Corp.	98,458
3,140	Yakult Honsha Co., Ltd.	169,680
3,074	Yamato Kogyo Co. Ltd.	88,594
5,078	Yamazen Corp.	32,809
700	Yaoko Co. Ltd.	31,728
10,214	Yaskawa Electric Corp.	115,289
12,108	Yodogawa Steel Works Ltd.	47,650
2,318	Yokogawa Bridge Holdings Corp.	30,702
11,326	Yokogawa Electric Corp.	154,672
3,600	Yokohama Reito Co. Ltd.	29,145
1,492	Yorozu Corp.	27,854
2,904	Yoshinoya Holdings Co. Ltd.	36,815
33,208	Yuasa Trading Co. Ltd.	63,068
6,030	Zensho Co. Ltd.	61,038
14,896	Zeon Corp.	138,679

		33,763,795

	Jersey Island—0.2%
5,256	Atrium European Real Estate Ltd.(a)	30,244
7,846	Heritage Oil PLC(a)	41,759
3,173	Kentz Corp. Ltd.	38,683
1,922	Randgold Resources Ltd.	155,130

		265,816

	Luxembourg—0.1%
1,333	Ipsen SA	59,107
13,806	L’occitane International SA	33,906

		93,013

	Macau—0.1%
56,484	SJM Holdings Ltd.	156,640

	Malaysia—0.2%
144,336	Genting Singapore PLC	152,344
214,226	Parkson Retail Group Ltd.	62,725

		215,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico—0.1%
6,385	Fresnillo PLC	$91,804

	Netherlands—1.7%
4,310	Aalberts Industries NV	143,335
5,208	AMG Advanced Metallurgical Group NV(a)	52,324
2,992	Arcadis NV	106,120
2,380	ASM International NV(a)	103,933
1,055	Axfood AB	55,964
5,281	BinckBank NV	59,619
438	Brunel International NV	29,670
7,643	Corbion NV	176,871
2,854	Eurocommercial Properties NV	130,944
1,833	Gemalto NV(b)	205,103
2,170	Koninklijke Ten Cate NV	64,554
2,509	Koninklijke Vopak NV	124,839
9,801	Nieuwe Steen Investments Funds NV REIT	59,305
9,412	Prada SpA	75,147
2,216	TKH Group NV CVA	77,122
10,883	TomTom NV(a)	77,305
6,783	USG People NV	116,857
1,764	Vastned Retail NV REIT	90,668
1,716	Wereldhave NV REIT	144,115

		1,893,795

	New Zealand—0.8%
57,277	Air New Zealand Ltd.	103,334
31,405	Auckland International Airport Ltd.	107,111
53,100	Chorus Ltd.	80,744
18,150	Fisher & Paykel Healthcare Corp. Ltd.	63,774
17,894	Infratil Ltd.	35,357
29,757	Kiwi Income Property Trust REIT	29,399
26,081	Mighty River Power Ltd.	52,094
5,756	Ryman Healthcare Ltd.	42,774
22,854	Sky Network Television Ltd.	131,351
34,509	SKYCITY Entertainment Group Ltd.	125,405
7,985	Trade Me Ltd.	27,097
16,759	Z Energy Ltd.	56,295

		854,735

	Norway—1.0%
1,337	Aker ASA, Class A	45,120
33,575	Archer Ltd.(a)	45,548
3,526	Atea ASA	40,404
6,259	Austevoll Seafood ASA	40,353
24,457	BW Offshore Ltd.	31,864
6,233	Cermaq ASA	73,516
14,895	DNO International ASA(a)	51,541
2,330	Fred Olsen Energy ASA	73,975
30,386	Golden Ocean Group Ltd.	53,618
18,465	Kvaerner ASA	36,892
1,151	Leroy Seafood Group ASA	40,582
5,061	Nordic Semiconductor ASA(a)	28,296
5,619	Odfjell Drilling Ltd.	31,698
15,444	ProSafe SE	135,612
1,827	Schibsted ASA	104,722
4,546	Sparebank 1 Sr Bank ASA	43,887
6,514	Sparebanken 1 SMN	57,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
1,647	Stolt-Nielsen Ltd.	$44,382
4,625	TGS Nopec Geophysical Co. ASA	159,186

		1,138,887

	Peru—0.0%
13,623	Hochschild Mining PLC	37,955

	Portugal—0.5%
7,823	Altri SGPS SA	26,532
27,294	Banco BPI SA(a)	69,974
11,560	EDP Renovaveis SA	79,133
8,998	Mota-Engil SGPS SA	68,706
8,086	Portucel SA	38,288
2,099	Semapa-Sociedade de Investimento e Gestao SGPS SA	31,475
88,678	Sonae	166,483
10,574	Sonaecom SGPS SA	33,721
5,860	ZON OPTIMUS SGPS SA	42,243

		556,555

	Russia—0.1%
12,375	Polymetal International PLC	118,270
15,648	Polyus Gold International Ltd.	48,882

		167,152

	Singapore—2.2%
38,062	Ascott Residence Trust REIT	36,384
44,218	Biosensors International Group Ltd.	33,462
34,904	Cache Logistics Trust REIT	31,975
55,958	Cambridge Industrial Trust REIT	32,986
123,178	CapitaCommercial Trust REIT	156,996
53,536	CapitaMalls Asia Ltd.	94,248
25,896	CapitaRetail China Trust REIT	30,530
31,796	CDL Hospitality Trusts REIT	45,465
23,000	City Developments Ltd.	198,423
46,062	Ezra Holdings Ltd.	38,527
24,740	Frasers Centrepoint Trust REIT	35,375
65,000	Keppel REIT	62,652
53,378	Keppel Land Ltd.	147,121
14,582	M1 Ltd.	39,029
59,808	Mapletree Commercial Trust REIT	60,268
79,000	Mapletree Greater China Commercial Trust REIT	53,176
64,800	Mapletree Industrial Trust REIT	74,331
81,118	Mapletree Logistics Trust REIT	71,080
90,922	Neptune Orient Lines Ltd.(a)	73,514
72,318	Olam International Ltd.	128,466
19,266	OUE Ltd.	34,838
44,010	SATS Ltd.	111,134
7,948	SIA Engineering Co.	30,327
24,530	Singapore Exchange Ltd.	135,219
73,070	Singapore Post Ltd.	82,363
55,010	SMRT Corp. Ltd.	53,461
45,122	Starhill Global REIT	29,114
27,900	StarHub Ltd.	92,233
127,284	Suntec REIT	173,889
57,000	Swiber Holdings Ltd.	29,060
28,796	UOL Group Ltd.	147,266

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
9,530	Venture Corp. Ltd.	$58,227
20,218	Wing Tai Holdings Ltd.	32,211

		2,453,350

	South Africa—0.0%
79,080	Aquarius Platinum Ltd.(a)	28,709

	South Korea—7.6%
89	Amorepacific Corp.	114,986
138	Amorepacific Group, Inc.	71,317
18,010	Asiana Airlines(a)	85,841
5,300	Capro Corp.(a)	23,799
723	Celltrion, Inc.(a)	33,656
2,415	Cheil Worldwide, Inc.(a)	58,663
586	Chongkundang Holdings Corp.	28,186
652	CJ CheilJedang Corp.	195,606
1,532	CJ E&M Corp.(a)	74,724
1,890	CJ Hellovision Co. Ltd.	32,283
823	CJ Korea Express Co. Ltd.(a)	86,816
115	CJ O Shopping Co. Ltd.	40,600
1,627	Coway Co. Ltd.	128,327
4,160	Daeduck Electronics Co.	30,637
1,360	Daesang Corp.	53,700
16,020	Daewoo Engineering & Construction Co. Ltd.(a)	132,712
1,160	Daewoo Industrial Development Co. Ltd.(a)	0
3,830	Daewoo International Corp.	134,363
15,250	Daewoo Securities Co. Ltd.(a)	124,857
2,890	Daishin Securities Co. Ltd.	26,095
2,120	Daishin Securities Co. Ltd. (Preference Shares)	12,187
1,860	Daou Technology, Inc.	25,921
583	Daum Communications Corp.	42,259
7,270	DGB Financial Group, Inc.	110,109
301	Dong-A Socio Holdings Co. Ltd.	37,869
3,900	Dongbu HiTek Co. Ltd.(a)	26,269
8,290	Dongkuk Steel Mill Co. Ltd.	79,426
1,360	Doosan Corp.	175,051
4,690	Doosan Engine Co. Ltd.(a)	39,352
377	Fila Korea Ltd.	32,800
123	GS Home Shopping, Inc.	27,771
1,420	GS Retail Co. Ltd.	39,441
348	Hanil Cement Co. Ltd.	40,077
1,710	Hanil E-Hwa Co. Ltd.	34,918
6,929	Hanjin Heavy Industries & Construction Co. Ltd.(a)	81,474
26,420	Hanjin Shipping Co. Ltd.(a)	154,690
2,173	Hanjin Transportation Co. Ltd.	53,310
2,550	Hankook Tire Co. Ltd.	147,329
2,970	Hankook Tire Worldwide Co. Ltd.	60,073
7,310	Hansol Paper Co.	80,295
8,991	Hanwha Chemical Corp.	158,798
9,330	Hanwha General Insurance Co. Ltd.(a)	46,050
15,810	Hanwha Life Insurance Co. Ltd.	102,819
2,407	Hite Jinro Co. Ltd.	58,236
1,012	Hotel Shilla Co. Ltd.	85,109
1,260	Huchems Fine Chemical Corp.	26,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
1,840	Hyundai Corp.	$56,003
888	Hyundai Department Store Co. Ltd.	114,298
5,240	Hyundai Development Co.-Engineering & Construction	149,852
508	Hyundai Glovis Co. Ltd.	119,712
2,900	Hyundai Greenfood Co. Ltd.	48,694
203	Hyundai Home Shopping Network Corp.	30,451
2,018	Hyundai Hysco Co. Ltd.	107,608
7,040	Hyundai Merchant Marine Co. Ltd.(a)	70,516
852	Hyundai Mipo Dockyard Co. Ltd.	115,848
16,710	Hyundai Securities Co. Ltd.(a)	112,230
9,870	Hyundai Securities Co. Ltd. (Preference Shares)	65,049
865	Hyundai Wia Corp.	142,311
1,310	iMarketKorea, Inc.	39,491
4,930	Kangwon Land, Inc.	142,418
308	KCC Corp.	153,210
1,770	Kolon Corp.	37,086
2,046	Kolon Industries, Inc.	135,832
1,450	Korea Aerospace Industries Ltd.	46,238
2,670	Korea Investment Holdings Co. Ltd.	97,803
1,229	Korea Line Corp.(a)	32,351
537	Korea Zinc Co. Ltd.	176,956
9,630	Korean Reinsurance Co.	95,060
1,716	Kumho Petro Chemical Co. Ltd.	144,979
12,270	Kumho Tire Co., Inc.(a)	154,370
2,760	LF Corp.	71,584
351	LG Hausys Ltd.	61,823
231	LG Household & Health Care Ltd.	105,518
839	LG Innotek Co. Ltd.(a)	92,564
4,840	LIG Insurance Co. Ltd.	141,692
41	Lotte Chilsung Beverage Co. Ltd.	62,018
39	Lotte Confectionery Co. Ltd.	66,805
859	Lotte Himart Co. Ltd.	60,270
896	Mando Corp.	107,523
6,045	Meritz Fire & Marine Insurance Co. Ltd.	75,175
15,630	Meritz Securities Co. Ltd.	34,261
2,007	Mirae Asset Securities Co. Ltd.	82,160
220	Naver Corp.	157,128
262	NCsoft Corp.	51,979
3,992	Nexon Co. Ltd.	31,186
367	NHN Entertainment Corp.(a)	29,941
231	Nong Shim Co. Ltd.	68,743
76	Orion Corp.	57,958
126	Ottogi Corp.	49,934
6,290	Pan Ocean Co. Ltd.(a)	20,940
3,990	Poongsan Corp.	98,080
670	S1 Corp.	50,900
277	Samchully Co. Ltd.	41,551
4,432	Samsung Card Co. Ltd.	160,629
1,489	Samsung Fine Chemicals Co. Ltd.	59,370
4,329	Samsung Securities Co., Ltd.	164,856
2,246	Samsung Techwin Co. Ltd.	125,853
1,753	Seah Besteel Corp.	47,248
17,856	SK Broadband Co. Ltd.(a)	73,961
2,943	SK Chemicals Co. Ltd.	171,174

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
2,000	SKC Co. Ltd.	$66,099
6,220	STX Engine Co. Ltd.(a)	21,129
3,578	Sungwoo Hitech Co. Ltd.	57,654
21,662	Taihan Electric Wire Co. Ltd.(a)	44,129
45,040	TONGYANG Securities, Inc.(a)	100,036
27,560	Tongyang, Inc.(a)	7,548
11,490	Woori Investment & Securities Co. Ltd.	96,964
25	Young Poong Corp.	28,791
1,130	Youngone Corp.	46,040
239	Yuhan Corp.	41,981
1,622	Zyle Motor Sales Corp.(a)	0

		8,576,945

	Spain—1.6%
6,630	Acerinox SA	115,830
2,818	Almirall SA	47,161
1,672	Atresmedia Corp. de Medios de Cominicaion SA(a)	23,948
3,697	Bolsas y Mercados Espanoles	160,933
3,775	Caja de Ahorros del Mediterraneo(a)	0
120	Construcciones y Auxiliar de Ferrocarriles SA	57,403
6,888	Duro Felguera SA	46,989
6,193	Ebro Foods SA	142,543
12,453	Ence Energia y Celulosa SA	36,605
1,879	Grifols SA	100,305
2,237	Grupo Catalana Occidente SA	87,375
61,783	Liberbank SA(a)	77,013
9,545	Mediaset Espana Comunicacion SA(a)	105,612
3,475	Melia Hotels International SA	43,846
10,651	NH Hoteles SA(a)	67,934
3,379	Obrascon Huarte Lain SA	156,320
745	Pescanova SA(a)	0
164,304	Promotora de Informaciones SA, Class A(a)	91,354
12,460	Prosegur Cia de Seguridad SA	83,445
13,350	Sacyr Vallehermoso SA(a)	87,554
2,048	Tecnicas Reunidas SA	123,198
1,932	Viscofan SA	100,590

		1,755,958

	Sweden—2.3%
1,018	AarhusKarlshamn AB	67,842
1,103	AF AB, Class B	39,774
866	Avanza Bank Holding AB(b)	32,358
852	Axis Communications AB(b)	25,350
1,584	Betsson AB(a)	57,484
6,281	BillerudKorsnas AB	91,272
8,039	Castellum AB	136,432
9,099	Elekta AB, Class B(b)	127,056
10,186	Eniro AB(a)	80,651
7,033	Fabege AB	98,368
2,072	Fastighets AB Balder, Class B(a)	26,469
161	Fastighets AB Balder (Preference Shares)	8,659
3,270	Haldex AB(b)	41,647
545	Hexpol AB	51,348
4,498	Holmen AB, Class B	158,195
4,634	Hufvudstaden AB, Class A	67,552
26,213	Husqvarna AB, Class B	217,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
858	ICA Gruppen AB	$28,675
861	Indutrade AB(b)	37,257
1,396	Intrum Justitia AB(b)	40,293
2,436	JM AB(b)	82,235
3,108	Klovern AB	16,978
722	Klovern AB (Preference Shares)	17,560
10,487	Kungsleden AB(b)	85,288
3,164	Lindab International AB(a)	39,326
3,383	Loomis AB, Class B	91,623
1,652	Lundbergforetagen AB, Class B	76,936
5,129	Lundin Petroleum AB(a)	109,319
2,751	Modern Times Group AB, Class B	121,870
1,552	NIBE Industrier AB, Class B	43,462
3,787	Nobia AB	34,285
21,783	Peab AB	167,963
3,855	Rezidor Hotel Group AB(a)	23,898
3,431	Saab AB, Class B	104,769
39,918	SAS AB(a)(b)	85,142
3,258	Wallenstam AB, Class B	53,143
2,996	Wihlborgs Fastigheter AB(b)	57,466

		2,645,150

	Switzerland—3.0%
1,661	Actelion Ltd.(a)	163,091
1,558	AFG Arbonia-Forster Holding AG(a)	51,759
379	Allreal Holding AG(a)	53,420
487	Alpiq Holding AG(a)	59,682
1,354	Ascom Holding AG	25,144
398	Autoneum Holding AG(a)	84,125
159	Banque Cantonale Vaudoise	94,268
67	Barry Callebaut AG(a)	90,937
281	Bucher Industries AG	91,278
80	Burckhardt Compression Holding AG	41,433
208	Daetwyler Holding AG	32,838
1,629	DKSH Holding AG(b)	134,139
930	Dufry Group(a)	153,583
114	Emmi AG(a)	41,790
192	EMS-Chemie Holding AG	74,744
133	Flughafen Zuerich AG	83,762
58	Forbo Holding AG(a)	59,980
153	Galenica AG	155,528
6,741	GAM Holding AG(a)	122,501
2,439	Gategroup Holding AG(a)	75,903
559	Implenia AG(a)	40,951
167	Kaba Holding AG, Class B(a)	80,375
2,518	Kudelski SA	43,328
230	Kuoni Reisen Holding AG, Class B(a)	101,553
5,127	Logitech International SA	69,296
3,621	Meyer Burger Technology AG(a)(b)	44,623
298	Mobimo Holding AG(a)	63,936
6,037	Nobel Biocare Holding AG(a)	83,995
5,762	OC Oerlikon Corp. AG(a)	91,621
1,358	Osem Investments Ltd.	32,223
687	Panalpina Welttransport Holding AG	107,679
391	Partners Group Holding AG	106,937
1,776	PSP Swiss Property AG(a)	170,449
287	Rieter Holding AG(a)	64,705

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
63,241	Schmolz + Bickenbach AG(a)	$90,503
42	Schweiter Technologies AG(a)	31,722
545	Schweizerische National-Versicherungs-Gesellschaft AG	37,728
234	Straumann Holding AG	51,852
2,066	Swiss Prime Site AG(a)	173,526
260	Tecan Group AG	32,424
903	Valiant Holding AG(a)	99,946
307	Valora Holding AG	86,648
1,115	Vontobel Holding AG(b)	43,627

		3,439,552

	Taiwan—0.2%
231,120	FIH Mobile Ltd.(a)	124,610
70,336	TCC International Holdings Ltd.	34,475
38,796	Uni-President China Holdings Ltd.	32,126

		191,211

	Ukraine—0.0%
13,668	Ferrexpo PLC	33,603

	United Arab Emirates—0.0%
13,516	Lamprell PLC(a)	35,032

	United Kingdom—10.1%
46,646	Afren PLC(a)	124,053
8,042	Alent PLC	43,182
2,644	APR Energy PLC	35,448
9,270	ARM Holdings PLC	139,545
17,380	Ashmore Group PLC	102,832
11,405	Ashtead Group PLC	168,410
1,226	Aveva Group PLC	43,639
12,603	AZ Electronic Materials SA	85,677
25,018	BBA Aviation PLC	130,957
25,135	Beazley PLC	104,067
4,598	Bellway PLC	111,723
6,460	Berendsen PLC	112,898
3,040	Berkeley Group Holdings PLC (The)	117,755
2,213	Betfair Group PLC	36,134
4,315	Big Yellow Group PLC REIT	37,451
9,307	Bodycote PLC	114,801
57,474	Booker Group PLC	142,660
4,024	Bovis Homes Group PLC	53,712
7,839	Brewin Dolphin Holdings PLC	42,754
9,292	Britvic PLC	113,674
47,407	Cairn Energy PLC(a)	147,531
12,941	Capital & Counties Properties PLC	72,919
16,395	Carphone Warehouse Group PLC	85,211
21,144	Chemring Group PLC	79,974
4,985	Chesnara PLC	27,735
7,202	Cineworld Group PLC	39,249
6,714	Close Brothers Group PLC	158,264
3,092	Countrywide PLC	30,882
5,086	Crest Nicholson Holdings PLC	29,886
3,821	Croda International PLC	166,202
4,470	CSR PLC	43,362
11,085	Dairy Crest Group PLC	86,457
8,465	De La Rue PLC	117,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
3,000	Dechra Pharmaceuticals PLC	$34,953
2,853	Derwent London PLC REIT	131,034
7,297	Devro PLC	26,060
1,231	Dignity PLC	29,745
2,658	Diploma PLC	29,555
3,181	Domino Printing Sciences PLC	41,627
3,342	Domino’s Pizza Group PLC	29,006
1,855	Dunelm Group PLC	29,334
5,957	easyJet PLC	164,661
30,525	Electrocomponents PLC	149,732
15,105	Elementis PLC	70,727
46,978	Enquest PLC(a)	108,913
41,273	Enterprise Inns PLC(a)	95,129
8,660	Entertainment One Ltd.(a)	43,284
6,943	eSure Group PLC	29,485
80,430	Evraz PLC(a)	130,785
32,306	F&C Asset Management PLC	65,133
9,786	Fenner PLC	68,393
995	Fidessa Group PLC	37,668
4,995	Filtrona PLC	67,474
4,281	Galliford Try PLC	85,877
5,506	Genel Energy PLC(a)	90,089
2,143	Genus PLC	36,692
2,638	Go-Ahead Group PLC	87,885
10,107	Grainger PLC	36,436
9,088	Great Portland Estates PLC REIT	96,217
8,138	Greggs PLC	73,517
15,453	Halfords Group PLC	115,514
10,939	Halma PLC	103,715
24,000	Hansteen Holdings PLC REIT	41,700
1,997	Hargreaves Lansdown PLC	39,453
35,678	Henderson Group PLC	151,092
2,353	Hikma Pharmaceuticals PLC	61,663
9,598	HomeServe PLC	54,746
9,410	Howden Joinery Group PLC	51,672
946	Hugo Boss AG	131,168
6,607	Hunting PLC	94,438
14,805	IG Group Holdings PLC	158,994
10,615	International Personal Finance PLC	100,195
6,832	Interserve PLC	76,254
7,456	ITE Group PLC	28,957
3,012	Jardine Lloyd Thompson Group PLC	53,606
2,802	JD Wetherspoon PLC	39,909
10,515	Jupiter Fund Management PLC	68,925
489	Kabel Deutschland Holding AG	66,189
3,189	Keller Group PLC	53,686
3,074	Kier Group PLC	86,320
14,653	Laird PLC	68,685
19,634	Lifestyle International Holdings Ltd.	38,443
4,951	London Stock Exchange Group PLC	151,483
18,011	Londonmetric Property PLC REIT	42,060
29,093	Lonmin PLC(a)	139,269
44,758	Marston’s PLC	111,248
10,868	Michael Page International PLC	85,847
5,224	Micro Focus International PLC	68,363
13,234	Mitchells & Butlers PLC(a)	98,435

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
24,897	Mitie Group PLC	$133,729
12,596	Moneysupermarket.com Group PLC	38,710
14,384	Morgan Advanced Materials PLC	81,365
7,178	Mothercare PLC(a)	22,574
5,961	N Brown Group PLC	51,636
19,982	National Express Group PLC	94,170
11,009	Northgate PLC	96,385
2,760	Ocado Group PLC(a)	15,659
7,367	Ophir Energy PLC(a)	32,791
1,133	Oxford Instruments PLC	24,660
12,352	Pace PLC	76,065
12,894	Paragon Group of Cos. PLC	77,944
5,356	Partnership Assurance Group PLC(a)	11,938
10,425	Petra Diamonds Ltd.(a)	28,693
9,798	Phoenix Group Holdings	112,998
3,560	Playtech Ltd.	40,095
22,299	Premier Farnell PLC	83,552
52,519	Premier Foods PLC(a)	50,992
27,453	Premier Oil PLC	157,053
36,909	Qinetiq Group PLC	131,376
5,677	Redrow PLC	27,473
21,423	Regus PLC	75,603
838	Renishaw PLC	25,711
6,030	Restaurant Group PLC	63,535
651	Rightmove PLC	26,492
1,980	Rotork PLC	86,626
5,695	RPC Group PLC	57,698
7,250	RPS Group PLC	36,053
23,497	Salamander Energy PLC(a)	53,166
4,162	Savills PLC	42,166
14,033	Senior PLC	67,722
8,510	Shaftesbury PLC REIT	95,055
18,355	Shanks Group PLC	31,536
43,098	SIG PLC	139,361
6,233	Soco International PLC(a)	45,477
3,528	Spectris PLC	132,548
26,888	Speedy Hire PLC	25,652
2,539	Spirax-Sarco Engineering PLC	124,287
30,551	Spirent Communications PLC	49,085
31,750	Spirit Pub Co. PLC	42,085
3,321	Sports Direct International PLC(a)	43,908
10,767	St. James’s Place PLC	139,991
4,323	St. Modwen Properties PLC	27,118
23,148	Stagecoach Group PLC	145,011
2,167	Strauss Group Ltd.	39,192
7,780	SVG Capital PLC(a)	55,832
2,240	Synergy Health PLC	46,901
9,787	Synthomer PLC	43,628
24,683	TalkTalk Telecom Group PLC	119,534
3,995	Telecity Group PLC	48,367
954	Telecom Plus PLC	24,936
1,323	Telenet Group Holding NV	77,494
10,758	Tullett Prebon PLC	57,748
27,008	Turquoise Hill Resources Ltd.(a)	104,838
12,823	UBM PLC	142,147
2,859	Ultra Electronics Holdings PLC	81,876

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
4,762	Unite Group PLC (The)	$33,973
12,230	Vesuvius PLC	86,115
1,885	Victrex PLC	59,234
5,584	WH Smith PLC	103,152
3,401	Workspace Group PLC REIT	32,963
3,688	WS Atkins PLC	79,897

		11,421,191

	United States—0.6%
19,311	Alacer Gold Corp.	46,102
36,096	Atlantic Power Corp.(b)	107,553
138,145	Boart Longyear Group(a)	36,479
3,249	Genworth MI Canada, Inc.(b)	113,831
1,470	Halla Visteon Climate Control Corp.	61,315
12,426	MGM China Holdings Ltd.	43,275
35,162	Thompson Creek Metals Co., Inc.(a)(b)	94,197
23,270	Wynn Macau Ltd.	91,695
7,758	Zardoya Otis SA	135,967

		730,414

	Total Common Stocks and Other Equity Interests (Cost $101,174,812)	112,923,538

	Rights—0.0%
	Austria—0.0%
24,553	Immofinanz AG, expiring 12/31/49(a)	0

	Israel—0.0%
445	Africa-Israel Investments Ltd., expiring 06/01/14(a)	383

	Portugal—0.0%
19,888	Mota-Engil SGPS SA, expiring 05/01/14(a)	10,829

	Sweden—0.0%
3,855	Rezidor Hotel Group AB, expiring 06/21/14(a)	1,784

	Total Rights (Cost $10,588)	12,996

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $101,185,400)—99.9%	112,936,534

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
2,492,045	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $2,492,045)	2,492,045

	Total Investments (Cost $103,677,445)—102.1%	115,428,579
	Other assets less liabilities—(2.1)%	(2,377,910)

	Net Assets—100.0%	$113,050,669

Investment Abbreviations:

CDI—Chess Depositary Interests

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$2,418,372	$(2,418,372)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	29.7
Energy	24.1
Information Technology	10.6
Materials	10.5
Telecommunication Services	9.8
Consumer Staples	4.6
Consumer Discretionary	3.8
Utilities	3.7
Industrials	3.6
Health Care	0.3
Other Assets Less Liabilities	(0.7)

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.7%
	Belgium—0.5%
252,350	Ambev SA	$1,840,446

	Brazil—20.5%
13,300	AES Tiete SA	86,883
20,500	AES Tiete SA (Preference Shares)	160,610
82,500	All America Latina Logistica SA	325,947
91,490	Banco Bradesco SA	1,399,603
373,043	Banco Bradesco SA (Preference Shares)	5,539,854
401,058	Banco do Brasil SA	4,200,885
48,800	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	273,155
257,385	BM&FBOVESPA SA	1,312,866
46,100	BR Malls Participacoes SA	397,686
41,209	Braskem SA (Preference Shares), Class A	280,633
75,000	BRF SA	1,694,669
72,700	CCR SA	568,601
192,210	Centrais Eletricas Brasileiras SA	669,095
145,800	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	824,588
17,179	Cia Brasileira de Distribuicao (Preference Shares)	810,928
66,192	Cia de Saneamento Basico do Estado de Sao Paulo	625,506
29,680	Cia Energetica de Minas Gerais	227,485
266,422	Cia Energetica de Minas Gerais (Preference Shares)	2,001,488

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
36,521	Cia Energetica de Sao Paulo (Preference Shares), Class B	$431,889
39,708	Cia Paranaense de Energia (Preference Shares), Class B	567,651
239,882	Cia Siderurgica Nacional SA	918,763
44,484	Cielo SA	786,200
18,400	Cosan SA Industria e Comercio	314,824
76,900	CPFL Energia SA	650,654
46,400	Cyrela Brazil Realty SA Empreendimentos E Participacoes	280,690
97,100	Eletropaulo Metropolitana SA (Preference Shares)	395,795
85,967	Embraer SA	741,602
29,055	Fibria Celulose SA(a)	288,606
32,313	Gerdau SA	156,291
215,217	Gerdau SA (Preference Shares)	1,287,479
45,890	Itau Unibanco Holding SA	705,305
467,650	Itau Unibanco Holding SA (Preference Shares)	7,700,181
258,706	Itausa - Investimentos Itau SA (Preference Shares)	1,134,396
150,882	JBS SA(a)	519,829
243,300	Klabin SA (Preference Shares)	248,204
37,504	Light SA	298,696
8,300	Lojas Americanas SA	53,255
10,900	Lojas Renner SA	319,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
243,200	Marfrig Alimentos SA(a)	$452,678
70,470	Metalurgica Gerdau SA (Preference Shares)	509,539
23,300	Natura Cosmeticos SA	398,142
104,922	Oi SA	105,629
479,989	Oi SA (Preference Shares)	459,597
490,400	PDG Realty SA Empreendimentos e Participacoes(a)	300,610
1,327,062	Petroleo Brasileiro SA	9,280,735
1,543,647	Petroleo Brasileiro SA (Preference Shares)	11,444,655
45,496	Ultrapar Participacoes SA	1,139,563
37,284	Usinas Siderurgicas de Minas Gerais SA(a)	133,625
122,232	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A(a)	476,907
314,723	Vale SA	4,140,073
491,427	Vale SA (Preference Shares)	5,809,303

		73,851,784

	British Virgin Islands—0.3%
789,276	Evergrande Real Estate Group Ltd.	352,244
124,375	Turkcell Iletisim Hizmet AS(a)	722,496

		1,074,740

	Chile—0.7%
2,635,243	Banco de Chile	338,531
146,334	Cencosud SA	487,465
20,734,488	Corpbanca SA	238,807
19,006	Empresa Nacional de Telecomunicaciones SA (ENTEL)	233,279
29,603	Empresas COPEC SA	381,862
38,935	LATAM Airlines Group SA	593,996
32,003	S.A.C.I. Falabella	272,190

		2,546,130

	China—21.2%
344,198	Agile Property Holdings Ltd.	279,253
4,073,223	Agricultural Bank of China Ltd., H-Shares	1,707,498
767,514	Aluminum Corp. of China Ltd., H-Shares(a)	274,223
381,548	Angang Steel Co. Ltd., H-Shares(a)	231,305
103,498	Anhui Conch Cement Co. Ltd., H-Shares	384,470
16,051,461	Bank of China Ltd., H-Shares	7,060,047
1,571,242	Bank of Communications Co. Ltd., H-Shares	976,852
32,417	Beijing Enterprises Holdings Ltd.	281,820
426,424	Belle International Holdings Ltd.	441,668
1,237,283	China CITIC Bank Corp. Ltd., H-Shares	737,309
1,047,758	China Coal Energy Co. Ltd., H-Shares	566,257
1,468,702	China Communications Construction Co. Ltd., H-Shares	960,462
523,146	China Communications Services Corp. Ltd., H-Shares	265,188
13,493,082	China Construction Bank Corp., H-Shares	9,311,155
511,652	China COSCO Holdings Co. Ltd., H-Shares(a)	202,606
720,845	China Life Insurance Co. Ltd., H-Shares	1,857,702
586,030	China Merchants Bank Co. Ltd., H-Shares	1,046,151
113,816	China Merchants Holdings International Co. Ltd.	356,003
628,924	China Minsheng Banking Corp. Ltd., H-Shares	632,749

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
798,983	China Mobile Ltd.	$7,595,277
672,667	China National Building Material Co. Ltd., H-Shares	635,979
108,135	China Oilfield Services Ltd., H-Shares	257,755
329,973	China Overseas Land & Investment Ltd.	809,520
221,637	China Pacific Insurance (Group) Co. Ltd., H-Shares	694,684
7,075,659	China Petroleum & Chemical Corp. (Sinopec), H-Shares	6,251,671
791,497	China Railway Construction Corp. Ltd., H-Shares	654,404
1,634,700	China Railway Group Ltd., H-Shares	727,438
165,451	China Resources Enterprise Ltd.	470,562
167,966	China Resources Land Ltd.	345,774
210,879	China Resources Power Holdings Co. Ltd.	530,404
622,567	China Shenhua Energy Co. Ltd., H-Shares	1,686,336
3,435,569	China Telecom Corp. Ltd., H-Shares	1,763,682
877,793	China Unicom (Hong Kong) Ltd.	1,347,341
431,039	China Yurun Food Group Ltd.(a)	207,379
342,819	Citic Pacific Ltd.	601,371
2,439,160	CNOOC Ltd.	4,033,359
219,798	COSCO Pacific Ltd.	294,279
615,758	Datang International Power Generation Co. Ltd., H-Shares	229,534
476,126	Dongfeng Motor Group Co. Ltd., H-Shares	635,011
2,104,091	GOME Electrical Appliances Holdings Ltd.	396,238
219,635	Guangzhou R&F Properties Co. Ltd., H-Shares	286,695
31,479	Hengan International Group Co. Ltd.	331,525
598,364	Huaneng Power International, Inc., H-Shares	584,252
13,713,464	Industrial & Commercial Bank of China Ltd., H-Shares	8,171,989
269,223	Jiangxi Copper Co. Ltd., H-Shares	444,489
181,923	Kunlun Energy Co. Ltd.	283,930
774,002	Lenovo Group Ltd.	880,540
3,653,954	PetroChina Co. Ltd., H-Shares	4,232,315
269,803	PICC Property & Casualty Co. Ltd., H-Shares	355,661
145,490	Ping An Insurance (Group) Co. of China Ltd., H-Shares	1,076,230
80,866	Shanghai Industrial Holdings Ltd.	250,332
159,365	Shimao Property Holdings Ltd.	314,502
107,445	Sinopharm Group Co. Ltd., H-Shares	282,719
7,180	Tencent Holdings Ltd.	447,497
65,159	Weichai Power Co. Ltd., H-Shares	226,922
584,742	Yanzhou Coal Mining Co. Ltd., H-Shares	440,469

		76,350,783

	Cyprus—0.1%
16,744	Novolipetsk Steel OJSC GDR	194,398

	France—0.3%
180,414	Orange Polska SA	616,169
29,454	Tractebel Energia SA	431,738

		1,047,907

	Hong Kong—0.6%
543,219	Country Garden Holdings Co. Ltd.	217,908
1,517,759	PT Astra International Tbk	974,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
504,579	PT Indofood Sukses Makmur Tbk	$307,684
174,411	PT United Tractors Tbk	327,355
447,270	Skyworth Digital Holdings Ltd.	214,034

		2,041,713

	India—6.3%
36,487	HDFC Bank Ltd. ADR	1,461,304
64,788	ICICI Bank Ltd. ADR	2,764,504
51,528	Infosys Ltd. ADR	2,767,569
39,540	Larsen & Toubro Ltd. GDR	852,087
59,644	Mahindra & Mahindra Ltd. GDR	1,062,260
236,826	Reliance Industries Ltd. GDR(b)	7,341,606
39,567	State Bank of India GDR	2,708,361
46,856	Tata Motors Ltd. ADR	1,753,351
194,005	Tata Steel Ltd. GDR	1,265,883
41,961	Wipro Ltd. ADR	501,854

		22,478,779

	Indonesia—1.2%
3,186,792	PT Adaro Energy Tbk	326,631
634,996	PT Bank Central Asia Tbk	604,156
737,780	PT Bank Mandiri Persero Tbk	626,968
750,091	PT Bank Negara Indonesia (Persero) Tbk	312,389
804,527	PT Bank Rakyat Indonesia (Persero) Tbk	688,909
946,963	PT Perusahaan Gas Negara Persero Tbk	436,153
221,972	PT Semen Indonesia (Persero) Tbk	285,109
5,933,910	PT Telekomunikasi Indonesia Persero Tbk	1,162,505

		4,442,820

	Italy—0.8%
10,497	Bank Pekao SA	672,109
437,070	Empresa Nacional de Electricidad SA	646,468
3,456,042	Enersis SA	1,117,588
102,666	Tim Participacoes SA	555,833

		2,991,998

	Malaysia—2.7%
164,500	AMMB Holdings Bhd	361,693
462,400	Axiata Group Bhd	952,979
460,000	CIMB Group Holdings Bhd	1,057,908
305,000	DiGi.Com Bhd	517,440
143,500	Genting Bhd	430,654
218,100	Genting Malaysia Bhd	281,850
405,100	IOI Corp. Bhd	620,273
35,700	Kuala Lumpur Kepong Bhd	264,566
414,800	Malayan Banking Bhd	1,257,547
233,100	Maxis Bhd	496,109
121,700	MISC Bhd(a)	242,617
214,300	Petronas Chemicals Group Bhd	441,660
80,700	Public Bank Bhd	497,718
334,200	Sime Darby Bhd	966,115
139,700	Telekom Malaysia Bhd	265,240
127,400	Tenaga Nasional Bhd	464,266
81,400	UMW Holdings Bhd	268,217
697,000	YTL Power International Bhd(a)	335,106

		9,721,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico—3.8%
234,860	Alfa SAB de CV, Class A	$620,121
4,315,354	America Movil SAB de CV, Series L	4,348,653
1,936,999	Cemex SAB de CV, Series CPO	2,459,540
28,905	Coca-Cola Femsa SAB de CV, Series L	323,699
167,542	Empresas ICA SAB de CV(a)	299,781
144,451	Fomento Economico Mexicano SAB de CV	1,311,746
131,910	Grupo Bimbo SAB de CV, Series A	363,612
119,002	Grupo Financiero Banorte SAB de CV, Class O	789,983
99,780	Grupo Financiero Inbursa SA de CV, Class O	255,453
339,215	Grupo Mexico SAB de CV, Series B	1,021,092
178,687	Grupo Televisa SAB de CV, Series CPO	1,170,223
10,325	Industrias Penoles SAB de CV	240,270
92,359	Mexichem SAB de CV	343,991

		13,548,164

	Poland—1.8%
47,886	KGHM Polska Miedz SA	1,731,143
127,769	PGE SA	886,244
66,024	Polski Koncern Naftowy Orlen SA	987,890
217,596	Polskie Gornictwo Naftowe i Gazownictwo SA	338,517
82,738	Powszechna Kasa Oszczednosci Bank Polski SA	1,134,127
6,826	Powszechny Zaklad Ubezpieczen SA	967,687
133,834	Tauron Polska Energia SA	236,499

		6,282,107

	Portugal—0.1%
84,741	EDP - Energias do Brasil SA	367,409

	Russia—10.8%
160,632	Federal Hydrogenerating Co. (RUSHYDRO) JSC ADR	248,980
2,218,170	Gazprom OAO ADR	16,015,187
37,502	JSFC Sistema GDR	892,548
146,887	LUKOIL OAO ADR	7,773,260
7,885	Magnit OJSC GDR	370,989
108,303	Mechel ADR(a)	218,772
8,284	Megafon OAO GDR	215,384
74,663	MMC Norilsk Nickel OJSC ADR	1,346,174
92,233	Mobile TeleSystems OJSC ADR	1,545,825
3,156	NovaTek OAO GDR	326,015
215,755	Rosneft Oil Co. GDR	1,353,431
36,768	Rostelecom OJSC ADR	477,984
384,356	Sberbank of Russia ADR(a)	3,221,672
57,565	Severstal OAO GDR	405,258
172,824	Surgutneftegas OJSC ADR	1,223,594
33,548	Tatneft ADR	1,150,696
25,056	Uralkali OJSC GDR	554,990
664,118	VTB Bank OJSC GDR	1,406,602

		38,747,361

	Saudi Arabia—0.1%
154,693	Turk Telekomunikasyon AS	462,457

	South Africa—7.9%
372,434	African Bank Investments Ltd.	441,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Africa (continued)
52,751	AngloGold Ashanti Ltd.	$951,067
9,544	Aspen Pharmacare Holdings Ltd.	253,727
32,150	Barloworld Ltd.	349,887
45,566	Bidvest Group Ltd.	1,248,277
17,407	Exxaro Resources Ltd.	236,994
356,894	FirstRand Ltd.	1,310,163
38,348	Foschini Group Ltd. (The)	395,091
308,275	Gold Fields Ltd.	1,291,218
221,368	Growthpoint Properties Ltd. REIT	510,793
101,250	Harmony Gold Mining Co. Ltd.(a)	334,387
106,947	Impala Platinum Holdings Ltd.	1,202,388
38,391	Imperial Holdings Ltd.	714,294
34,279	Investec Ltd.	300,795
126,991	MMI Holdings Ltd.	318,347
13,179	Mondi Ltd.	219,000
224,880	MTN Group Ltd.	4,501,593
64,736	Nampak Ltd.	240,966
6,995	Naspers Ltd., Class N	658,906
160,351	Netcare Ltd.	388,272
37,635	Remgro Ltd.	756,370
222,143	Sanlam Ltd.	1,186,532
82,544	Sappi Ltd.(a)	261,086
71,632	Sasol Ltd.	4,015,103
46,389	Shoprite Holdings Ltd.	773,902
177,164	Sibanye Gold Ltd.	457,582
29,378	Spar Group Ltd. (The)	344,519
164,732	Standard Bank Group Ltd.	2,159,897
202,438	Steinhoff International Holdings Ltd.	1,049,756
18,883	Tiger Brands Ltd.	504,101
45,397	Truworths International Ltd.	363,611
81,638	Woolworths Holdings Ltd.	554,272

		28,293,897

	Spain—1.4%
378,484	Banco Santander Brasil SA	2,523,283
9,778,892	Banco Santander Chile	590,859
269,257	Grupo Financiero Santander Mexico SAB de CV, Class B	642,851
67,343	Telefonica Brasil SA (Preference Shares)	1,413,783

		5,170,776

	Taiwan—13.5%
1,071,331	Acer, Inc.(a)	661,644
703,811	Advanced Semiconductor Engineering, Inc.	815,729
247,405	Asia Cement Corp.	325,253
151,738	Asustek Computer, Inc.	1,567,728
3,434,000	AU Optronics Corp.(a)	1,296,364
47,000	Catcher Technology Co. Ltd.	396,102
654,562	Cathay Financial Holding Co. Ltd.	923,384
121,894	Cheng Shin Rubber Industry Co. Ltd.	349,560
1,568,081	China Development Financial Holding Corp.	449,166
355,000	China Life Insurance Co. Ltd.	310,352
985,000	China Steel Corp.	826,868
561,000	Chunghwa Telecom Co. Ltd.	1,749,990
1,114,054	Compal Electronics, Inc.	795,015
1,273,969	CTBC Financial Holding Co. Ltd.	757,260
156,000	Delta Electronics, Inc.	955,693

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
402,800	E.Sun Financial Holding Co. Ltd.	$243,430
240,930	Far Eastern New Century Corp.	246,531
211,000	Far EasTone Telecommunications Co. Ltd.	456,265
449,335	First Financial Holding Co. Ltd.	263,369
257,920	Formosa Chemicals & Fibre Corp.	623,490
93,000	Formosa Petrochemical Corp.	233,747
293,280	Formosa Plastics Corp.	755,586
151,745	Foxconn Technology Co. Ltd.	376,875
852,928	Fubon Financial Holding Co. Ltd.	1,101,536
2,068,895	Hon Hai Precision Industry Co. Ltd.	5,933,052
24,000	Hotai Motor Co. Ltd.	281,343
371,233	HTC Corp.	1,905,461
2,851,142	Innolux Corp.(a)	981,915
640,000	Inventec Corp.	589,178
322,282	Lite-On Technology Corp.	491,993
96,091	MediaTek, Inc.	1,501,919
987,640	Mega Financial Holding Co. Ltd.	755,497
392,940	Nan Ya Plastics Corp.	860,101
50,000	Novatek Microelectronics Corp.	230,976
586,106	Pegatron Corp.	887,951
223,740	Pou Chen Corp.	284,510
222,200	Powertech Technology, Inc.	359,443
48,000	President Chain Store Corp.	356,845
453,000	Quanta Computer, Inc.	1,242,082
1,164,696	Shin Kong Financial Holding Co. Ltd.	352,518
446,000	Siliconware Precision Industries Co.	653,537
677,456	SinoPac Financial Holdings Co. Ltd.	301,735
294,000	Synnex Technology International Corp.	457,093
879,880	Taishin Financial Holding Co. Ltd.	399,177
440,089	Taiwan Cement Corp.	698,068
174,400	Taiwan Mobile Co. Ltd.	562,506
1,889,000	Taiwan Semiconductor Manufacturing Co. Ltd.	7,412,627
51,000	TPK Holding Co. Ltd.	388,436
417,000	Unimicron Technology Corp.	354,197
507,609	Uni-President Enterprises Corp.	858,958
2,662,000	United Microelectronics Corp.	1,150,378
726,000	Wintek Corp.(a)	242,817
936,858	Wistron Corp.	781,801
299,760	WPG Holdings Ltd.	368,273
1,059,306	Yuanta Financial Holding Co. Ltd.	527,934

		48,653,258

	Thailand—2.4%
103,446	Advanced Info. Service PCL	773,607
66,159	Bangkok Bank PCL	386,405
341,373	Banpu PCL	316,477
409,202	Charoen Pokphand Foods PCL	341,423
219,223	CP ALL PCL	284,529
2,794,074	IRPC PCL	317,744
100,470	Kasikornbank PCL	610,085
467,234	Krung Thai Bank PCL	261,339
133,815	PTT Exploration & Production PCL	659,564
24,124	PTT Exploration & Production PCL NVDR	118,905
293,130	PTT Global Chemical PCL	631,824
178,310	PTT PCL	1,724,692
36,996	PTT PCL NVDR	357,842

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
27,800	Siam Cement PCL	$374,561
133,980	Siam Commercial Bank PCL	685,219
238,707	Thai Oil PCL	385,428
92,050	Total Access Communication PCL	354,148

		8,583,792

	Turkey—2.4%
313,186	Akbank TAS	1,090,101
14,928	BIM Birlesik Magazalar AS	343,695
256,720	Eregli Demir ve Celik Fabrikalari TAS	355,242
182,102	Haci Omer Sabanci Holding AS	765,424
189,082	Koc Holding AS	842,091
44,722	Tupras Turkiye Petrol Rafine AS	1,003,256
79,330	Turk Hava Yollari AO	252,893
376,195	Turkiye Garanti Bankasi AS	1,373,376
124,830	Turkiye Halk Bankasi AS	831,257
360,558	Turkiye Is Bankasi, Class C	846,308
257,081	Turkiye Vakiflar Bankasi TAO, Class D	535,434
172,858	Yapi ve Kredi Bankasi AS	358,386

		8,597,463

	United Kingdom—0.9%
7,029	Anglo American Platinum Ltd.(a)	333,724
60,720	Barclays Africa Group Ltd.	887,926
11,969	Kumba Iron Ore Ltd.	425,222
32,247	Nedbank Group Ltd.	689,423
46,075	Souza Cruz SA	419,529
47,287	Vodacom Group Ltd.	563,296

		3,319,120

	United States—0.4%
21,429	Massmart Holdings Ltd.	283,349
426,670	Wal-Mart de Mexico SAB de CV, Series V	1,078,980

		1,362,329

	Total Common Stocks and Other Equity Interests (Cost $387,582,036)	361,971,589

	Rights—0.0%
	Belgium—0.0%
353	Ambev SA, expiring 05/29/14(a)	39

	Brazil—0.0%
1,475	Klabin SA, expiring 06/23/14(a)	66

	Taiwan—0.0%
36,692	E.Sun Financial Holding Co. Ltd., expiring 05/06/14(a)	3,949

	Total Rights (Cost $0)	4,054

	Total Investments (Cost $387,582,036)—100.7%	361,975,643
	Other assets less liabilities—(0.7)%	(2,466,057)

	Net Assets—100.0%	$359,509,586

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was 7,341,606 which represented 2.04% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Portfolio Composition

PowerShares Global Agriculture Portfolio (PAGG)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Fertilizers & Agricultural Chemicals	56.9
Agricultural Products	39.1
Diversified Chemicals	2.7
Oil & Gas Refining & Marketing	1.2
Money Market Plus Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—4.1%
85,357	GrainCorp Ltd., Class A	$700,716
766,891	Incitec Pivot Ltd.	2,046,420
82,379	Nufarm Ltd.	316,762

		3,063,898

	Brazil—1.4%
51,158	Cosan SA Industria e Comercio	875,314
22,938	SLC Agricola SA	174,476

		1,049,790

	British Virgin Islands—0.6%
221,118	First Resources Ltd.	452,681

	Canada—12.4%
31,484	Agrium, Inc.	3,020,020
175,467	Potash Corp. of Saskatchewan, Inc.(a)	6,334,687

		9,354,707

	China—1.6%
978,291	China Agri-Industries Holdings Ltd.	391,173
329,133	China BlueChemical Ltd., H-Shares	176,605
990,211	China Modern Dairy Holdings Ltd.(b)	424,038
1,321,262	GMG Global Ltd.	94,725
850,304	Sinofert Holdings Ltd.	105,289

		1,191,830

	Denmark—0.2%
4,195	Auriga Industries A/S, Class B(b)	155,080

	Germany—4.5%
85,743	K+S AG	2,996,544
1,046	KWS Saat AG	373,315

		3,369,859

	Hong Kong—0.9%
154,084	PT Astra Agro Lestari Tbk	391,824

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
1,304,091	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	$276,350

		668,174

	Indonesia—3.4%
2,991,645	Golden Agri-Resources Ltd.	1,453,701
3,440,180	PT Charoen Pokphand Indonesia Tbk	1,121,782

		2,575,483

	Israel—3.2%
207,688	Israel Chemicals Ltd.	1,839,689
1,076	Israel Corp. Ltd. (The)(b)	606,499

		2,446,188

	Japan—1.0%
9,124	Hokuto Corp.	183,284
17,286	Kumiai Chemical Industry Co. Ltd.	117,440
19,532	Nihon Nohyaku Co. Ltd.	243,409
13,923	Sakata Seed Corp.	194,636

		738,769

	Malaysia—7.6%
867,300	Felda Global Ventures Holdings Bhd	1,200,489
1,742,390	IOI Corp. Bhd	2,667,876
248,774	Kuala Lumpur Kepong Bhd	1,843,617

		5,711,982

	Netherlands—2.0%
32,745	Nutreco NV	1,519,169

	Norway—4.4%
71,399	Yara International ASA(a)	3,363,704

	Russia—0.5%
36,228	Phosagro OAO GDR	420,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Global Agriculture Portfolio (PAGG) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore—3.5%
983,802	Wilmar International Ltd.	$2,664,537

	Switzerland—8.4%
15,969	Syngenta AG	6,322,668

	Taiwan—0.9%
342,099	Taiwan Fertilizer Co. Ltd.	679,712

	Turkey—0.1%
38,929	Gubre Fabrikalari TAS(b)	77,034

	United States—39.2%
8,719	American Vanguard Corp.	155,285
142,897	Archer-Daniels-Midland Co.	6,248,886
36,438	Bunge Ltd.	2,902,287
11,561	CF Industries Holdings, Inc.	2,834,410
76,599	Darling International, Inc.(b)	1,532,746
17,302	Fresh Del Monte Produce, Inc.	499,855
31,603	Ingredion, Inc.	2,226,431
25,776	Intrepid Potash, Inc.(a)(b)	420,149
52,732	Monsanto Co.	5,837,432
118,740	Mosaic Co. (The)	5,941,750
16,780	Scotts Miracle-Gro Co. (The), Class A	1,027,104

		29,626,335

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $76,613,709)—99.9%	75,452,207

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.3%
5,477,500	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $5,477,500)	5,477,500

	Total Investments (Cost $82,091,209)—107.2%	80,929,707
	Other assets less liabilities—(7.2)%	(5,415,895)

	Net Assets—100.0%	$75,513,812

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$5,400,258	$(5,400,258)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Portfolio Composition

PowerShares Global Clean Energy Portfolio (PBD)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Semiconductors	15.9
Renewable Electricity	13.2
Semiconductor Equipment	11.6
Heavy Electrical Equipment	7.5
Electrical Components & Equipment	7.4
Building Products	7.4
Electric Utilities	7.2
Industrial Machinery	3.4
Oil & Gas Refining & Marketing	3.3
Construction & Engineering	2.8
Electronic Equipment & Instruments	2.4
Environmental & Facilities Services	2.2
Auto Parts & Equipment	2.0
Automobile Manufacturers	2.0
Application Software	1.5
Diversified Chemicals	1.4
Electronic Components	1.3
Packaged Foods & Meats	1.3
Specialty Chemicals	1.3
Oil & Gas Storage & Transportation	1.3
Coal & Consumable Fuels	0.9
Diversified Support Services	0.6
Independent Power Producers & Energy Traders	0.5
Research & Consulting Services	0.5
Homebuilding	0.4
Aerospace & Defense	0.4
Electronic Manufacturing Services	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—1.5%
284,834	Contact Energy Ltd.	$1,392,348

	Austria—1.3%
64,733	Verbund AG	1,254,333

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil—2.6%
73,034	Cosan SA Industria e Comercio	$1,249,612
82,000	Sao Martinho SA	1,225,441

		2,475,053

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada—2.7%
32,353	Ballard Power Systems, Inc.(a)(b)	$117,921
34,479	Canadian Solar, Inc.(a)(b)	935,070
6,266	Hydrogenics Corp.(a)(b)	132,087
139,847	Innergex Renewable Energy, Inc.(a)	1,350,748

		2,535,826

	Cayman Islands—1.0%
264,140	Infinis Energy PLC(b)	970,080

	China—15.4%
70,162	BYD Co. Ltd., H-Shares(b)	377,831
7,829,229	China Datang Corp. Renewable Power Co. Ltd., H-Shares	1,040,147
759,740	China Everbright International Ltd.	952,511
1,232,554	China Longyuan Power Group Corp., H-Shares	1,268,666
813,021	China Singyes Solar Technologies Holdings Ltd.	1,189,196
3,501,112	China Suntien Green Energy Corp. Ltd., H-Shares	1,183,167
3,377,369	GCL-Poly Energy Holdings Ltd.(b)	1,010,660
7,213,392	Hanergy Solar Group Ltd.(b)	1,032,764
3,426,994	Huaneng Renewables Corp. Ltd., H-Shares	1,060,873
35,726	JA Solar Holdings Co. Ltd. ADR(a)(b)	344,041
1,061,676	Shunfeng Photovoltaic International Ltd.(b)	1,368,032
84,915	Trina Solar Ltd. ADR(a)(b)	949,350
2,843,000	Trony Solar Holdings Co. Ltd.(b)	57,756
755,931	Wasion Group Holdings Ltd.	541,145
1,135,604	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,233,325
251,106	Yingli Green Energy Holding Co. Ltd. ADR(a)(b)	858,782

		14,468,246

	Denmark—4.6%
25,038	Novozymes A/S, Class B	1,198,631
8,083	Rockwool International A/S, Class B	1,557,123
34,497	Vestas Wind Systems A/S(b)	1,530,338

		4,286,092

	Finland—1.2%
48,807	Fortum Oyj	1,101,045

	France—2.4%
11,062	Albioma	308,294
15,470	Blue Solutions SA(b)	521,233
4,083	Saft Groupe SA	145,098
38,190	SunPower Corp.(a)(b)	1,276,310

		2,250,935

	Germany—5.8%
96,306	Aixtron SE(b)	1,528,285
17,617	CENTROTEC Sustainable AG	450,064
84,076	Nordex SE(b)	1,338,870
25,257	Osram Licht AG(b)	1,321,307
19,713	SMA Solar Technology AG(a)	823,955

		5,462,481

	Hong Kong—1.9%
1,712,840	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,193,024
5,911,619	Sinopoly Battery Ltd.(b)	366,004

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
2,319,932	United Photovoltaics Group Ltd.(b)	$182,534

		1,741,562

	Ireland—1.7%
84,181	Kingspan Group PLC	1,583,322

	Israel—1.2%
42,462	Ormat Technologies, Inc.	1,132,886

	Italy—1.7%
446,442	Enel Green Power SpA	1,275,168
184,890	Falck Renewables SpA(b)	352,238

		1,627,406

	Japan—3.3%
84,603	GS Yuasa Corp.	478,713
54,909	Japan Wind Development Co. Ltd.(b)	336,496
374,155	Meidensha Corp.	1,549,364
46,312	Takuma Co. Ltd.	374,486
28,578	West Holdings Corp.	383,837

		3,122,896

	New Zealand—1.5%
697,500	Mighty River Power Ltd.	1,393,192

	Norway—1.4%
1,791,017	REC Silicon ASA(b)	994,725
22,841	REC Solar ASA(b)	343,223

		1,337,948

	Philippines—0.4%
2,865,629	Energy Development Corp.	359,329

	Portugal—1.4%
191,446	EDP Renovaveis SA	1,310,523

	South Korea—1.9%
36,883	Seoul Semiconductor Co. Ltd.	1,479,532
13,434	Taewoong Co. Ltd.(b)	323,726

		1,803,258

	Spain—3.7%
241,283	Abengoa SA, Class B	1,074,242
15,528	Acciona SA	1,259,524
117,381	Gamesa Corp. Tecnologica SA(b)	1,163,858

		3,497,624

	Sweden—1.9%
63,426	NIBE Industrier AB, Class B	1,776,189

	Switzerland—1.0%
76,318	Meyer Burger Technology AG(a)(b)	940,485

	Taiwan—5.0%
674,131	Epistar Corp.(b)	1,471,131
635,000	Motech Industries, Inc.(b)	1,072,422
950,241	Neo Solar Power Corp.(b)	1,124,946
631,000	Sino-American Silicon Products, Inc.(b)	1,055,219

		4,723,718

	Thailand—1.7%
3,431,502	Energy Absolute PCL	1,240,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
575,574	SPCG PCL(b)	$377,076

		1,617,761

	Turkey—0.6%
834,829	Akenerji Elektrik Uretim AS(b)	508,609

	United Kingdom—1.4%
31,237	Dialight PLC	504,772
212,261	Renewables Infrastructure Group Ltd. (The)	369,166
40,627	Ricardo PLC	464,770

		1,338,708

	United States—29.7%
34,164	A.O. Smith Corp.	1,597,509
11,393	Acuity Brands, Inc.	1,419,226
11,049	Aerovironment, Inc.(b)	373,125
57,613	Ameresco, Inc., Class A(b)	369,299
74,095	Capstone Turbine Corp.(a)(b)	152,636
62,810	Covanta Holding Corp.	1,158,844
26,974	Cree, Inc.(b)	1,272,364
22,956	EnerNOC, Inc.(b)	541,762
40,069	Enphase Energy, Inc.(a)(b)	302,521
16,129	First Solar, Inc.(b)	1,088,546
19,519	Fuel Systems Solutions, Inc.(b)	204,559
59,583	FuelCell Energy, Inc.(a)(b)	135,253
10,313	Green Plains Renewable Energy, Inc.	308,359
66,472	GT Advanced Technologies, Inc.(a)(b)	1,104,100
57,866	International Rectifier Corp.(b)	1,506,831
44,936	Itron, Inc.(b)	1,707,568
34,716	Johnson Controls, Inc.	1,567,080
33,744	LSB Industries, Inc.(b)	1,288,683
9,081	Maxwell Technologies, Inc.(b)	136,760
45,848	Pattern Energy Group, Inc.	1,228,726
20,446	Plug Power, Inc.(a)(b)	95,074
13,144	Polypore International, Inc.(a)(b)	455,834
18,768	PowerSecure International, Inc.(b)	417,213
17,603	Quantum Fuel Systems Technologies Worldwide, Inc.(a)(b)	116,356
27,672	Renewable Energy Group, Inc.(b)	325,699
41,407	Rubicon Technology, Inc.(a)(b)	419,453
96,654	Silver Spring Networks, Inc.(a)(b)	1,447,877
18,376	SolarCity Corp.(a)(b)	978,522
81,269	Solazyme, Inc.(a)(b)	874,454
60,052	SunEdison, Inc.(b)	1,154,800
7,207	Tesla Motors, Inc.(b)	1,498,263
47,390	Universal Display Corp.(a)(b)	1,234,510
38,399	Veeco Instruments, Inc.(b)	1,419,611

		27,901,417

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $75,819,740)—99.9%	93,913,272

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—10.2%
9,611,289	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $9,611,289)	$9,611,289

	Total Investments (Cost $85,431,029)—110.1%	103,524,561
	Other assets less liabilities—(10.1)%	(9,459,915)

	Net Assets—100.0%	$94,064,646

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$9,202,404	$(9,202,404)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Gold	75.3
Precious Metals & Minerals	15.6
Silver	9.2
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Australia—5.8%
125,889	Beadell Resources Ltd.(a)	$76,984
74,457	Evolution Mining Ltd.	58,985
118,103	Newcrest Mining Ltd.(a)	1,144,620
58,077	Regis Resources Ltd.	130,761
68,579	Resolute Mining Ltd.(a)	38,443

		1,449,793

	Canada—50.9%
23,785	African Barrick Gold PLC	99,723
27,636	Agnico-Eagle Mines Ltd.	815,142
20,331	Alamos Gold, Inc.	189,888
24,537	Argonaut Gold, Inc.(a)	90,551
39,477	AuRico Gold, Inc.	164,030
107,050	B2Gold Corp.(a)	307,264
103,329	Barrick Gold Corp.	1,801,161
25,590	Centerra Gold, Inc.	131,045
16,216	Continental Gold Ltd.(a)	57,627
24,879	Detour Gold Corp.(a)	247,328
16,841	Dundee Precious Metals, Inc.(a)	55,858
113,637	Eldorado Gold Corp.	691,690
18,637	First Majestic Silver Corp.(a)	176,614
20,055	Fortuna Silver Mines, Inc.(a)	82,965
20,566	Franco-Nevada Corp.	990,024
33,636	Gabriel Resources Ltd.(a)	29,423
78,307	Goldcorp, Inc.	1,931,542
59,767	IAMGOLD Corp.	208,037
181,420	Kinross Gold Corp.	735,632
79,881	New Gold, Inc.(a)	403,244
69,739	Osisko Mining Corp.(a)	498,839
24,037	Pan American Silver Corp.	311,017
12,542	Pretium Resources, Inc.(a)(b)	81,141
18,728	Primero Mining Corp.(a)	118,260
16,244	Sandstorm Gold Ltd.(a)(b)	89,846
43,741	SEMAFO, Inc.	163,413
12,855	Silver Standard Resources, Inc.(a)	127,092
55,091	Silver Wheaton Corp.	1,220,340
115,630	Torex Gold Resources, Inc.(a)	128,542

Number of Shares		Value
	Common Stocks (continued)
	Canada (continued)
105,007	Yamana Gold, Inc.	$785,555

		12,732,833

	China—1.4%
38,495	China Gold International Resources Corp. Ltd.(a)	98,917
41,289	Zhaojin Mining Industry Co. Ltd., H-Shares	24,764
953,684	Zijin Mining Group Co. Ltd., H-Shares	232,490

		356,171

	Egypt—0.7%
164,819	Centamin PLC(a)	180,203

	Hong Kong—0.6%
588,279	China Precious Metal Resources Holdings Co. Ltd.(a)	59,186
3,541,705	G-Resources Group Ltd.(a)	97,304

		156,490

	Japan—0.3%
5,226	Asahi Holdings, Inc.	82,521

	Jersey Island—4.3%
13,217	Randgold Resources Ltd.	1,066,780

	Mexico—3.4%
26,888	Fresnillo PLC	386,596
20,178	Industrias Penoles S.A.B. de C.V.	469,556

		856,152

	Peru—0.3%
26,882	Hochschild Mining PLC	74,896

	Russia—1.2%
31,510	Polymetal International PLC	301,147

	Singapore—0.1%
164,005	LionGold Corp. Ltd.(a)	12,803

	South Africa—12.9%
59,513	AngloGold Ashanti Ltd.	1,072,982
122,240	Gold Fields Ltd.	512,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Gold and Precious Metals Portfolio (PSAU) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	South Africa (continued)
67,701	Great Basin Gold Ltd.(a)	$0
59,646	Harmony Gold Mining Co. Ltd.(a)	196,986
81,890	Impala Platinum Holdings Ltd.	920,676
55,066	Northam Platinum Ltd.(a)	214,383
116,613	Sibanye Gold Ltd.	301,190

		3,218,222

	Turkey—0.3%
7,283	Koza Altin Isletmeleri AS	72,403

	United Kingdom—3.1%
9,412	Anglo American Platinum Ltd.(a)	446,865
68,660	Lonmin PLC(a)	328,678

		775,543

	United States—14.8%
36,964	Alacer Gold Corp.	88,246
16,412	Coeur Mining, Inc.(a)	142,128
52,914	Hecla Mining Co.	162,446
34,080	McEwen Mining, Inc.(a)	81,792
76,071	Newmont Mining Corp.	1,888,843
9,612	Royal Gold, Inc.	636,314
18,931	Stillwater Mining Co.(a)	298,731
17,385	Tahoe Resources, Inc.(a)	386,369

		3,684,869

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $39,833,214)—100.1%	25,020,826

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
132,830	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $132,830)	132,830

	Total Investments (Cost $39,966,044)—100.6%	25,153,656
	Other assets less liabilities—(0.6)%	(147,051)

	Net Assets—100.0%	$25,006,605

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$125,264	$(125,264)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Portfolio Composition

PowerShares Global Water Portfolio (PIO)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Industrials	50.3
Utilities	41.4
Health Care	3.6
Information Technology	3.1
Materials	1.6
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—5.4%
1,223,417	Cia de Saneamento Basico do Estado de Sao Paulo	$11,561,139
210,800	Cia de Saneamento de Minas Gerais-Copasa MG	3,282,328

		14,843,467

	Canada—0.1%
54,457	Pure Technologies Ltd.	350,823

	Cayman Islands—0.4%
96,910	Consolidated Water Co. Ltd.	1,126,094

	China—7.8%
15,716,442	Beijing Enterprises Water Group Ltd.	9,973,738
97,718,367	HanKore Environment Tech Group Ltd.(a)	8,796,093
5,008,350	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	2,655,065

		21,424,896

	Finland—2.2%
291,029	Kemira Oyj	4,438,786
85,170	Uponor Oyj	1,685,178

		6,123,964

	France—12.0%
563,050	Suez Environnement Co.	11,046,855
1,189,346	Veolia Environnement SA(b)	22,163,724

		33,210,579

	Hong Kong—0.1%
2,102,061	China Water Industry Group Ltd.(a)	344,340

	Japan—4.0%
11,992	Ebara Jitsugyo Co. Ltd.	167,289
442,142	Kurita Water Industries Ltd.	9,305,975

Number of Shares		Value
	Common Stocks (continued)
	Japan (continued)
96,957	Organo Corp.	$461,293
101,630	Torishima Pump Manufacturing Co. Ltd.	1,245,627

		11,180,184

	Malaysia—0.5%
1,500,900	Puncak Niaga Holding Bhd	1,342,100

	Singapore—1.1%
656,616	Hyflux Ltd.	627,665
2,260,653	United Envirotech Ltd.	2,350,063

		2,977,728

	Switzerland—7.0%
58,226	Geberit AG	19,396,543

	United Kingdom—12.1%
361,330	Halma PLC	3,425,846
554,608	Pennon Group PLC	7,093,863
363,203	Severn Trent PLC	11,315,136
861,995	United Utilities Group PLC	11,585,954

		33,420,799

	United States—47.3%
191,944	American Water Works Co., Inc.	8,739,210
204,495	Aqua America, Inc.	5,130,779
277,316	Flowserve Corp.	20,257,934
128,623	Itron, Inc.(a)	4,887,674
54,405	Lindsay Corp.(b)	4,794,713
130,935	Pall Corp.	11,018,180
278,689	Pentair Ltd.	20,703,806
166,059	Roper Industries, Inc.	23,073,898
74,879	Valmont Industries, Inc.	11,150,232
101,081	Waters Corp.(a)	9,960,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Global Water Portfolio (PIO) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United States (continued)
286,161	Xylem, Inc.	$10,756,792

		130,473,740

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $210,885,380)—100.0%	276,215,257

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.9%
21,752,467	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $21,752,467)	21,752,467

	Total Investments (Cost $232,637,847)—107.9%	297,967,724
	Other assets less liabilities—(7.9)%	(21,890,570)

	Net Assets—100.0%	$276,077,154

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2H. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$19,890,149	$(19,890,149)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Portfolio Composition

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	28.9
Consumer Discretionary	15.7
Consumer Staples	15.1
Materials	12.0
Health Care	7.9
Energy	7.8
Information Technology	7.3
Industrials	3.2
Telecommunication Services	2.1
Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—5.3%
217,972	Stockland REIT	$785,632

	Canada—8.5%
16,691	AGF Management Ltd., Class B	185,701
7,762	Agrium, Inc.	744,549
31,601	Celestica, Inc.(a)	350,146

		1,280,396

	Denmark—8.4%
30,512	GN Store Nord A/S	735,728
18,054	Topdanmark A/S(a)	527,562

		1,263,290

	France—2.6%
48,017	Havas SA	381,492

	Germany—4.8%
8,603	Drillisch AG	320,161
24,868	GAGFAH SA(a)	392,390

		712,551

	Hong Kong—0.6%
55,337	Man Wah Holdings Ltd.	90,648

	Japan—30.5%
1,732	Adastria Holdings Co. Ltd.	37,658
4,519	Ai Holdings Corp.	72,021
52,568	Ajinomoto Co., Inc.	772,953
204,245	Aozora Bank Ltd.	607,836
39,587	Fujikura Ltd.	170,517
13,140	Itoham Foods, Inc.	59,558

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
5,369	Izumi Co. Ltd.	$157,102
14,434	Kurita Water Industries Ltd.	303,799
23,883	Nippon Meat Packers, Inc.	414,066
2,753	Sangetsu Co. Ltd.	70,907
9,963	Santen Pharmaceutical Co. Ltd.	444,751
167,273	Sumitomo Mitsui Trust Holdings, Inc.	689,397
3,087	T-Gaia Corp.	27,198
35,277	TonenGeneral Sekiyu K.K.	333,258
26,266	USS Co. Ltd.	382,869
1,577	Yellow Hat Ltd.	30,212

		4,574,102

	Mexico—1.9%
32,842	Gruma SAB de CV, Class B(a)	290,306

	Russia—1.5%
32,701	Severstal OAO GDR(a)	230,215

	South Africa—2.7%
6,539	Assore Ltd.	252,447
57,238	Super Group Ltd.(a)	153,977

		406,424

	South Korea—1.5%
6,323	Samsung Card Co. Ltd.	229,165

	Switzerland—6.1%
294	Forbo Holding AG(a)	304,034
33,810	GAM Holding AG(a)	614,413

		918,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares International BuyBack AchieversTM Portfolio (IPKW) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom—21.7%
40,501	AMEC PLC	$844,592
18,224	Betfair Group PLC	297,567
32,495	CSR PLC	315,225
27,026	Micro Focus International PLC	353,669
41,736	SVG Capital PLC(a)	299,512
22,745	WH Smith PLC	420,162
213,347	William Morrison Supermarkets PLC	723,736

		3,254,463

	United States—3.9%
6,238	Domtar Corp.	581,539

	Total Investments (Cost $15,129,510)—100.0%	14,998,670
	Other assets less liabilities—0.0%	4,120

	Net Assets—100.0%	$15,002,790

Investment Abbreviations:

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Portfolio Composition

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Consumer Discretionary	22.9
Industrials	19.5
Consumer Staples	18.0
Health Care	11.3
Financials	9.3
Materials	6.8
Utilities	4.3
Energy	3.5
Information Technology	3.2
Telecommunication Services	1.1
Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—7.5%
11,108	ALS Ltd.	$77,191
4,858	Ansell Ltd.	81,426
4,115	ARB Corp. Ltd.	46,516
1,545	Australia & New Zealand Banking Group Ltd.	49,345
15,239	Cardno Ltd.	98,555
8,127	Coca-Cola Amatil Ltd.	69,653
1,632	Cochlear Ltd.	88,747
1,884	Commonwealth Bank of Australia	137,729
734	CSL Ltd.	46,538
2,825	Domino’s Pizza Enterprises Ltd.	51,827
5,187	Iress Ltd.	39,794
2,268	JB Hi-Fi Ltd.	40,557
15,432	M2 Group Ltd.	80,644
8,371	McMillan Shakespeare Ltd.	75,312
16,241	Mermaid Marine Australia Ltd.	32,203
15,530	Metcash Ltd.	40,002
5,703	Monadelphous Group Ltd.	92,366
15,727	Navitas Ltd.	107,103
2,237	Ramsay Health Care Ltd.	92,877
10,487	Slater & Gordon Ltd.	45,669
2,908	Sonic Healthcare Ltd.	47,691
3,858	Super Retail Group Ltd.	36,318
7,129	UGL Ltd.	44,586
1,110	Wesfarmers Ltd.	43,926
2,879	Woolworths Ltd.	99,553

		1,666,128

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Austria—0.2%
682	Andritz AG	$42,303

	Belgium—1.5%
1,556	Colruyt SA	87,895
1,476	Delhaize Group SA	109,572
882	D’ieteren SA	40,761
8,210	Econocom Group	88,018

		326,246

	Canada—9.7%
3,534	Alimentation Couche Tard, Inc., Class B	99,472
2,021	ATCO Ltd., Class I	98,541
1,493	Bank of Nova Scotia	90,604
1,036	BCE, Inc.	46,068
1,622	Canadian National Railway Co.	94,886
940	Canadian Tire Corp. Ltd., Class A	92,206
2,588	Canadian Utilities Ltd., Class A	95,483
2,443	Canadian Western Bank	82,676
1,533	Emera, Inc.	47,354
2,019	Enbridge, Inc.	97,303
3,078	Fortis, Inc.	90,311
2,959	Great-West Lifeco, Inc.	83,152
1,431	Husky Energy, Inc.	46,707
851	IGM Financial, Inc.	42,331
1,020	Industrial Alliance Insurance & Financial Services, Inc.	42,057
2,034	Laurentian Bank of Canada	87,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
3,309	Loblaw Cos. Ltd.	$143,673
2,202	Manulife Financial Corp.	41,293
2,174	Metro, Inc.	133,833
1,080	National Bank of Canada	44,767
1,567	Power Corp. of Canada	44,064
1,352	Power Financial Corp.	42,896
1,094	Richelieu Hardware Ltd.	48,936
681	Royal Bank of Canada	45,392
1,923	Saputo, Inc.	102,699
1,950	SNC-Lavalin Group, Inc.	88,345
1,313	Suncor Energy, Inc.	50,584
1,339	TELUS Corp.	47,120
768	Tim Hortons, Inc.	42,072
1,815	Toromont Industries Ltd.	44,835

		2,156,917

	China—0.7%
76,000	Daphne International Holdings Ltd.	30,487
18,000	ENN Energy Holdings Ltd.	125,837

		156,324

	Denmark—1.4%
678	Coloplast A/S, Class B	56,854
3,497	Novo Nordisk A/S, Class B	157,666
2,055	Novozymes A/S, Class B	98,378

		312,898

	Finland—0.4%
988	Kone Oyj, Class B	42,221
1,571	Orion Oyj, Class B	47,856

		90,077

	France—5.9%
988	Air Liquide SA	141,238
243	Christian Dior SA	49,916
357	Dassault Systemes	43,872
788	Essilor International SA	84,228
2,757	Eutelsat Communications SA	94,536
132	Hermes International	46,333
990	Ipsos	38,353
429	Kering	94,816
509	LVMH Moet Hennessy Louis Vuitton SA	100,040
400	Pernod Ricard SA	47,980
492	Publicis Groupe SA	41,886
677	Rubis	48,136
850	Sanofi	91,952
519	SEB SA	47,797
850	Sodexo	91,575
1,314	Vinci SA	99,003
602	Virbac SA	144,195

		1,305,856

	Germany—5.0%
706	Adidas AG	75,307
1,671	BayWa AG	94,600
582	Bechtle AG	51,654
414	Bilfinger SE	49,154
831	CTS Eventim AG	52,887

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
772	Fielmann AG	$104,312
281	Fresenius SE & Co. KGaA	42,683
1,591	Fuchs Petrolub SE	146,280
1,364	Fuchs Petrolub SE (Preference Shares)	136,870
3,109	Gerry Weber International AG	163,810
455	MTU Aero Engines AG	42,792
138	Rational AG	44,009
1,468	Rhoen Klinikum AG	47,355
2,273	Scania AB, Class B	68,711

		1,120,424

	Greece—0.2%
3,622	Motor Oil (Hellas) Corinth Refineries SA	45,600

	Hong Kong—2.7%
10,600	Bank of East Asia Ltd. (The)	43,683
3,000	Cheung Kong (Holdings) Ltd.	51,078
28,000	Chow Sang Sang Holdings International Ltd.	68,692
4,500	Dairy Farm International Holdings Ltd.	45,945
19,170	Hong Kong & China Gas Co. Ltd.	44,211
3,000	Jardine Cycle & Carriage Ltd.	112,104
1,300	Jardine Strategic Holdings Ltd.	46,410
30,000	Li & Fung Ltd.	43,571
74,000	SA SA International Holdings Ltd.	62,042
15,500	Techtronic Industries Co.	49,382
14,000	Yue Yuen Industrial (Holdings) Ltd.	43,249

		610,367

	Ireland—1.4%
110,572	Bank of Ireland(a)	43,388
1,667	CRH PLC	48,331
908	DCC PLC	46,502
640	Kerry Group PLC, Class A	50,492
1,038	Paddy Power PLC	80,022
7,698	UDG Healthcare PLC	46,625

		315,360

	Italy—2.5%
1,606	Brembo SpA	59,344
1,900	Danieli SpA—Officine Meccaniche Danieli & C. RSP	45,523
10,664	Davide Campari-Milano SpA	92,561
6,229	Recordati SpA	108,824
6,318	Saipem SpA	169,072
558	Tod’s SpA	78,066

		553,390

	Japan—20.9%
1,090	ABC-Mart, Inc.	48,925
1,190	Adastria Holdings Co. Ltd.	25,874
1,600	AEON Mall Co. Ltd.	38,124
1,800	Ain Pharmaciez, Inc.	79,207
3,000	Air Water, Inc.	42,144
4,692	Arcs Co. Ltd.	94,070
4,694	Asahi Group Holdings Ltd.	129,493
8,988	Bank of Yokohama Ltd. (The)	45,138
400	Central Japan Railway Co.	49,104
1,000	CyberAgent, Inc.	41,214

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,600	Daihatsu Motor Co. Ltd.	$43,041
1,500	Daiichikosho Co. Ltd.	43,289
694	Daikin Industries Ltd.	40,091
2,100	Daiseki Co. Ltd.	33,304
896	Daito Trust Construction Co. Ltd.	91,135
2,000	DeNA Co. Ltd.	33,676
788	Denso Corp.	35,886
600	East Japan Railway Co.	43,777
2,800	F@N Communications, Inc.	46,955
300	FANUC Corp.	54,038
100	Fast Retailing Co. Ltd.	31,101
2,400	FP Corp.	74,714
4,000	Fujitsu General Ltd.	46,128
1,100	Fuyo General Lease Co. Ltd.	37,851
7,000	GS Yuasa Corp.	39,608
894	Hisamitsu Pharmaceutical Co., Inc.	37,458
2,400	Hokuto Corp.	48,211
2,900	House Foods Group, Inc.	48,262
1,312	Izumi Co. Ltd.	38,390
988	JGC Corp.	32,015
2,300	JSR Corp.	37,714
6,000	Kaken Pharmaceutical Co. Ltd.	103,495
5,998	Kansai Paint Co. Ltd.	84,025
1,400	Kao Corp.	52,724
700	KDDI Corp.	37,292
6,300	Kewpie Corp.	90,599
1,100	Kintetsu World Express, Inc.	43,612
3,100	Kirin Holdings Co. Ltd.	42,942
1,594	Kobayashi Pharmaceutical Co. Ltd.	96,748
5,012	Koito Manufacturing Co. Ltd.	109,317
4,690	K’s Holdings Corp.	136,224
3,700	Kuraray Co. Ltd.	41,546
2,094	Kurita Water Industries Ltd.	44,073
2,990	Maeda Road Construction Co. Ltd.	46,336
1,792	Miraca Holdings, Inc.	77,715
3,100	Mitsui & Co. Ltd.	43,974
700	Mochida Pharmaceutical Co. Ltd.	49,339
1,800	NEC Networks & System Integration Corp.	38,097
3,806	NHK Spring Co. Ltd.	34,353
2,800	Nichi-iko Pharmaceutical Co. Ltd.	43,473
1,200	Nihon Kohden Corp.	49,163
3,000	Nihon Nohyaku Co. Ltd.	37,386
3,300	Nippon Densetsu Kogyo Co. Ltd.	48,975
1,900	Nitori Holdings Co. Ltd.	87,141
7,800	NTT Urban Development Corp.	68,570
300	Oriental Land Co. Ltd.	44,949
800	Relo Holdings, Inc.	43,857
588	Rinnai Corp.	48,928
2,800	Rohto Pharmaceutical Co. Ltd.	49,421
496	Ryohin Keikaku Co. Ltd.	55,742
6,000	San-in Godo Bank Ltd. (The)	39,589
700	Sawai Pharmaceutical Co. Ltd.	43,377
1,396	Shimamura Co. Ltd.	130,102
800	Shin-Etsu Chemical Co. Ltd.	46,974
1,794	Stanley Electric Co. Ltd.	39,691
998	Sugi Holdings Co. Ltd.	44,942

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
1,400	Sumitomo Real Estate Sales Co. Ltd.	$42,007
988	Sumitomo Realty & Development Co. Ltd.	38,301
2,896	Sundrug Co. Ltd.	118,505
1,512	Suzuki Motor Corp.	39,003
3,000	Sysmex Corp.	95,007
2,000	Taikisha Ltd.	43,250
1,000	Takeda Pharmaceutical Co. Ltd.	44,914
2,200	Tokai Rika Co. Ltd.	38,250
2,900	Toshiba Plant Systems & Services Corp.	42,670
2,400	Totetsu Kogyo Co. Ltd.	48,799
2,100	Towa Pharmaceutical Co. Ltd.	89,736
1,000	Toyo Suisan Kaisha Ltd.	32,012
996	Toyota Industries Corp.	45,924
690	Toyota Motor Corp.	37,259
1,592	Unicharm Corp.	86,341
3,200	Valor Co. Ltd.	41,476
14,400	Yahoo! Japan Corp.	62,590
13,208	Yamada Denki Co. Ltd.	48,746
1,300	Yamato Kogyo Co. Ltd.	37,467

		4,656,885

	Jersey Island—0.3%
707	Randgold Resources Ltd.	57,064

	Luxembourg—0.4%
2,641	SES SA FDR	99,402

	Netherlands—1.3%
2,430	Arcadis NV	86,187
718	Heineken Holding NV	45,795
676	Heineken NV	46,865
1,565	Koninklijke Vopak NV	77,869
13,983	Royal Imtech NV(a)	27,318

		284,034

	New Zealand—0.2%
6,690	Ryman Healthcare Ltd.	49,715

	Norway—0.2%
1,039	Yara International ASA	48,949

	Portugal—0.6%
11,493	EDP-Energias de Portugal SA	55,775
4,508	Jeronimo Martins SGPS SA	78,788

		134,563

	Singapore—1.2%
10,000	Keppel Corp. Ltd.	83,881
36,000	Olam International Ltd.	63,950
25,000	SembCorp Marine Ltd.	81,053
15,000	Super Group Ltd.	41,821

		270,705

	South Korea—7.4%
94	Amorepacific Corp.	121,446
2,198	Coway Co. Ltd.	173,364
1,638	Dongbu Insurance Co. Ltd.	90,357
2,857	Dongsuh Co., Inc.	43,686
910	Hanssem Co. Ltd.	74,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
653	Hotel Shilla Co. Ltd.	$54,917
298	Hyundai Department Store Co. Ltd.	38,357
2,710	Hyundai Greenfood Co. Ltd.	45,503
168	Hyundai Mobis	47,963
147	Korea Zinc Co. Ltd.	48,440
1,420	LF Corp.	36,830
337	LG Chem Ltd.	85,775
639	LG Chem Ltd. (Preference Shares)	92,452
255	LG Household & Health Care Ltd.	116,481
62	Lotte Food Co. Ltd.	46,442
235	OCI Co. Ltd.(a)	41,164
119	Ottogi Corp.	47,160
3,608	Partron Co. Ltd.	48,884
628	S1 Corp.	47,709
2,237	Samsung Engineering Co. Ltd.(a)	167,347
185	Samsung Fire & Marine Insurance Co. Ltd.	43,864
2,450	Samsung Heavy Industries Co. Ltd.	66,864
183	Shinsegae Co. Ltd.	39,671
231	Yuhan Corp.	40,575

		1,659,580

	Spain—5.5%
44,410	Abengoa SA, Class B	197,723
3,878	Abertis Infraestructuras SA	87,135
169	Construcciones y Auxiliar de Ferrocarriles SA	80,843
1,883	Ebro Foods SA	43,340
1,741	Gas Natural SDG SA	49,885
1,013	Hochtief AG	94,092
6,979	Iberdrola SA	48,722
2,439	Indra Sistemas SA	45,688
822	Industria de Diseno Textil SA (Inditex)	123,263
18,981	Mapfre SA	79,875
12,808	Prosegur Cia de Seguridad SA	85,776
1,991	Red Electrica Corp. SA	163,649
2,676	Telefonica SA	44,785
1,519	Viscofan SA	79,087

		1,223,863

	Sweden—2.1%
1,762	Alfa Laval AB	46,639
5,830	Elekta AB, Class B	81,408
4,012	Getinge AB, Class B	117,647
1,982	Hennes & Mauritz AB, Class B	80,534
1,953	NIBE Industrier AB, Class B	54,692
3,367	Skandinaviska Enskilda Banken AB, Class A	46,267
1,468	Swedish Match AB	50,211

		477,398

	Switzerland—1.2%
42	Galenica AG	42,694
1,932	Osem Investments Ltd.	45,843
318	Sonova Holding AG	45,870
327	Syngenta AG	129,470

		263,877

	United Kingdom—18.6%
5,586	Aberdeen Asset Management PLC	41,200
3,961	Admiral Group PLC	93,503

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
3,129	Aggreko PLC	$83,320
2,478	ARM Holdings PLC	37,302
6,584	Ashmore Group PLC	38,955
3,196	Associated British Foods PLC	160,333
1,519	AstraZeneca PLC	119,627
1,169	Aveva Group PLC	41,610
2,187	Babcock International Group PLC	44,093
1,662	Bellway PLC	40,384
4,027	BG Group PLC	81,462
3,326	Bovis Homes Group PLC	44,395
2,553	British American Tobacco PLC	147,302
3,136	British Sky Broadcasting Group PLC	46,599
1,854	Bunzl PLC	52,625
2,557	Capita PLC	46,846
16,187	Carillion PLC	101,076
2,786	Compass Group PLC	44,315
3,637	Dechra Pharmaceuticals PLC	42,375
2,728	Diageo PLC	83,721
1,801	Dignity PLC	43,518
3,695	Diploma PLC	41,085
5,065	Domino’s Pizza Group PLC	43,960
2,436	Experian PLC	46,727
2,220	Galliford Try PLC	44,533
3,857	Genus PLC	66,039
11,871	Greggs PLC	107,240
8,620	Halma PLC	81,728
1,525	IMI PLC	38,626
12,573	Intermediate Capital Group PLC	94,177
3,994	Interserve PLC	44,578
2,621	Intertek Group PLC	128,611
8,978	ITE Group PLC	34,868
7,345	J Sainsbury PLC	41,635
4,093	John Wood Group PLC	54,150
23,500	Lifestyle International Holdings Ltd.	46,013
29,940	Man Group PLC	49,822
5,012	Meggitt PLC	40,343
16,783	Mitie Group PLC	90,146
9,978	N Brown Group PLC	86,432
857	Next PLC	94,350
4,015	Pennon Group PLC	51,355
2,097	Persimmon PLC(a)	46,457
1,719	Reckitt Benckiser Group PLC	138,600
16,094	Redrow PLC	77,885
975	Rightmove PLC	39,677
1,905	Rotork PLC	83,344
1,756	SABMiller PLC	95,491
6,652	Sage Group PLC (The)	47,894
15,978	Serco Group PLC	91,758
3,044	Smith & Nephew PLC	47,262
1,789	Spirax-Sarco Engineering PLC	87,573
1,964	SSE PLC	50,574
4,030	Standard Chartered PLC	87,204
1,149	Ted Baker PLC	35,873
24,566	Tesco PLC	121,518
1,415	Travis Perkins PLC	40,738
1,451	Victrex PLC	45,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares S&P International Developed High Quality Portfolio (IDHQ) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
1,285	Weir Group PLC (The)	$58,367
2,628	WH Smith PLC	48,546
20,804	William Morrison Supermarkets PLC	70,573
3,932	WPP PLC	84,586

		4,160,495

	United States—0.9%
1,320	Halla Visteon Climate Control Corp.	55,058
3,116	Imperial Oil Ltd.	151,960

		207,018

	Total Investments (Cost $18,708,798)—99.9%	22,295,438
	Other assets less liabilities—0.1%	21,909

	Net Assets—100.0%	$22,317,347

Investment Abbreviations:

FDR—Fiduciary Depositary Receipt

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex- U.S. Small-Mid Portfolio (PDN)
Assets:
Unaffiliated investments, at value(a)	$732,308,577	$282,172,182	$42,891,130	$46,153,023	$810,463,688	$112,936,534
Affiliated investments, at value	—	—	1,465,775	—	37,755,422	2,492,045

Total investments, at value	732,308,577	282,172,182	44,356,905	46,153,023	848,219,110	115,428,579
Foreign currencies, at value	65,716	9,309	304,002	—	—	—
Receivables:
Investments sold	2,620,704	—	—	—	675,526	47,644
Dividends	2,228,927	162,101	88,140	58,462	2,842,524	435,962
Foreign tax reclaims	422,037	25,403	117	1,647	731,002	71,421
Shares sold	—	1,344,468	—	—	11,512,192	—
Security lending	—	—	2,757	—	105,307	—

Total Assets	737,645,961	283,713,463	44,751,921	46,213,132	864,085,661	115,983,606

Liabilities:
Due to custodian	768,682	366,232	365,636	24,450	894,704	212,453
Due to foreign custodian	—	—	—	1,285	98,312	178,709
Payables:
Shares repurchased	2,636,903	—	—	—	—	—
Investments purchased	695,129	1,300,776	—	—	14,024,732	3,256
Collateral upon return of securities loaned	—	—	1,465,775	—	37,755,422	2,492,045
Accrued unitary management fees	483,465	207,061	27,801	18,615	289,078	45,241
Accrued expenses	2,726	1,103	1,232	—	17,915	1,233

Total Liabilities	4,586,905	1,875,172	1,860,444	44,350	53,080,163	2,932,937

Net Assets	$733,059,056	$281,838,291	$42,891,477	$46,168,782	$811,005,498	$113,050,669

Net Assets Consist of:
Shares of beneficial interest	$689,922,921	$349,758,078	$79,567,598	$48,602,768	$736,289,238	$106,175,078
Undistributed net investment income (loss)	1,388,103	(874,783)	80,960	(190,654)	4,393,198	(418,064)
Undistributed net realized gain (loss)	(44,661,679)	(92,009,234)	(31,471,740)	(6,813,912)	(39,279,406)	(4,457,462)
Net unrealized appreciation (depreciation)	86,409,711	24,964,230	(5,285,341)	4,570,580	109,602,468	11,751,117

Net Assets	$733,059,056	$281,838,291	$42,891,477	$46,168,782	$811,005,498	$113,050,669

Shares outstanding (unlimited amount authorized, $0.01 par value)	27,800,000	15,900,000	1,150,000	800,000	18,200,000	4,000,000
Net asset value	$26.37	$17.73	$37.30	$57.71	$44.56	$28.26

Market price	$26.39	$17.82	$37.25	$57.77	$44.78	$28.20

Unaffiliated investments, at cost	$645,918,542	$257,208,029	$48,180,092	$41,582,541	$700,882,768	$101,185,400

Affiliated investments, at cost	$—	$—	$1,465,775	$—	$37,755,422	$2,492,045

Total investments, at cost	$645,918,542	$257,208,029	$49,645,867	$41,582,541	$738,638,190	$103,677,445

Foreign currencies, at cost	$65,723	$9,402	$300,394	$(1,286)	$(97,619)	$(176,448)

(a) Includes securities on loan with an aggregate value of:	$—	$—	$1,394,875	$—	$35,612,341	$2,418,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack AchieversTM Portfolio (IPKW)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)

$361,975,643	$75,452,207	$93,913,272	$25,020,826	$276,215,257	$14,998,670	$22,295,438
—	5,477,500	9,611,289	132,830	21,752,467	—	—

361,975,643	80,929,707	103,524,561	25,153,656	297,967,724	14,998,670	22,295,438
80,031	2,156	64,628	126	—	144	—

4,264,133	—	—	—	—	436,545	1,791
734,919	76,574	49,878	11,980	1,526,958	31,195	86,109
6,127	168,778	102,257	14,465	323,876	2,857	37,597
—	—	—	—	2,380,660	—	—
—	6,462	50,548	300	55,589	—	—

367,060,853	81,183,677	103,791,872	25,180,527	302,254,807	15,469,411	22,420,935

323,750	144,659	48,866	25,617	394,519	25,189	64,430
—	—	—	—	4,937	—	234

7,080,345	—	—	—	—	—	—
—	—	—	—	3,828,139	435,169	27,014
—	5,477,500	9,611,289	132,830	21,752,467	—	—
147,172	46,835	59,710	15,475	170,116	6,263	8,155
—	871	7,361	—	27,475	—	3,755

7,551,267	5,669,865	9,727,226	173,922	26,177,653	466,621	103,588

$359,509,586	$75,513,812	$94,064,646	$25,006,605	$276,077,154	$15,002,790	$22,317,347

$442,946,112	$81,731,556	$289,089,261	$47,128,864	$365,579,476	$15,085,772	$66,628,013
1,668,956	139,612	103,787	(90,664)	2,030,692	60,852	52,020
(59,498,565)	(5,201,425)	(213,224,609)	(7,218,887)	(156,880,226)	(12,871)	(47,950,825)
(25,606,917)	(1,155,931)	18,096,207	(14,812,708)	65,347,212	(130,963)	3,588,139

$359,509,586	$75,513,812	$94,064,646	$25,006,605	$276,077,154	$15,002,790	$22,317,347

17,850,000	2,450,000	7,250,000	1,200,000	11,600,000	600,001	1,100,000
$20.14	$30.82	$12.97	$20.84	$23.80	$25.00	$20.29

$20.16	$30.80	$12.99	$20.81	$23.86	$25.11	$20.36

$387,582,036	$76,613,709	$75,819,740	$39,833,214	$210,885,380	$15,129,510	$18,708,798

$—	$5,477,500	$9,611,289	$132,830	$21,752,467	$—	$—

$387,582,036	$82,091,209	$85,431,029	$39,966,044	$232,637,847	$15,129,510	$18,708,798

$80,031	$2,095	$64,407	$126	$(4,943)	$144	$(236)

$—	$5,400,258	$9,202,404	$125,264	$19,890,149	$—	$—

63

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex- U.S. Small-Mid Portfolio (PDN)
Investment Income:
Unaffiliated dividend income	$6,134,138	$1,899,130	$373,587	$888,983	$17,569,659	$1,297,467
Affiliated dividend income	54	81	2	2	31	1,731
Security lending income	23,548	—	4,230	—	250,031	3,272
Foreign withholding tax	(421,885)	(286,880)	(43,110)	(48,170)	(985,925)	(141,648)

Total Income	5,735,855	1,612,331	334,709	840,815	16,833,796	1,160,822

Expenses:
Unitary management fees	2,526,814	1,401,852	210,112	114,153	1,604,876	260,442
Proxy	(1,558)	(3,089)	(437)	(50)	4,023	(5,257)

Total Expenses	2,525,256	1,398,763	209,675	114,103	1,608,899	255,185

Waivers	(397)	(508)	(82)	(19)	(262)	(73)

Net Expenses	2,524,859	1,398,255	209,593	114,084	1,608,637	255,112

Net Investment Income	3,210,996	214,076	125,116	726,731	15,225,159	905,710

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(3,845,065)	(12,461,434)	(2,348,844)	(670,230)	897,053	(1,361,453)
In-kind redemptions	5,543,534	4,830,454	(1,689,535)	322,415	—	4,201,932
Foreign currencies	(234,438)	(571,044)	(20,983)	(12,918)	6,005	(5,473)

Net realized gain (loss)	1,464,031	(8,202,024)	(4,059,362)	(360,733)	903,058	2,835,006

Change in net unrealized appreciation (depreciation) on:
Investment securities	26,544,470	(13,609,389)	1,595,497	(900,438)	25,427,162	952,138
Foreign currencies	15,139	8,628	6,635	46	6,055	(580)

Net change in unrealized appreciation (depreciation)	26,559,609	(13,600,761)	1,602,132	(900,392)	25,433,217	951,558

Net realized and unrealized gain (loss)	28,023,640	(21,802,785)	(2,457,230)	(1,261,125)	26,336,275	3,786,564

Net increase (decrease) in net assets resulting from operations	$31,234,636	$(21,588,709)	$(2,332,114)	$(534,394)	$41,561,434	$4,692,274

(a)	For the period February 24, 2014 (commencement of investment operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack AchieversTM Portfolio (IPKW)(a)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)

$3,955,839	$1,328,416	$476,341	$153,119	$3,579,432	$76,069	$268,484
27	2	—	—	9	—	—
1,627	6,710	206,755	470	101,590	—	—
(202,244)	(72,988)	(58,550)	(15,135)	(356,782)	(4,874)	(47,013)

3,755,249	1,262,140	624,546	138,454	3,324,249	71,195	221,471

860,259	312,943	340,740	91,830	943,621	10,344	48,094
(990)	(397)	(638)	(144)	(1,461)	—	122

859,269	312,546	340,102	91,686	942,160	10,344	48,216

(201)	(24)	(11)	(4)	(70)	(1)	(4)

859,068	312,522	340,091	91,682	942,090	10,343	48,212

2,896,181	949,618	284,455	46,772	2,382,159	60,852	173,259

(11,794,844)	(1,936,564)	2,043,392	(1,842,089)	1,548,531	(5,842)	456,450
1,120,212	3,761,433	1,591,832	(133,696)	—	—	—
(131,619)	(19,823)	(12,266)	(1,029)	(32,887)	(7,029)	(4,370)

(10,806,251)	1,805,046	3,622,958	(1,976,814)	1,515,644	(12,871)	452,080

(12,344,625)	1,537,059	2,591,262	1,192,137	17,779,995	(130,840)	226,821
8,657	(1,059)	2,850	(294)	6,778	(123)	75

(12,335,968)	1,536,000	2,594,112	1,191,843	17,786,773	(130,963)	226,896

(23,142,219)	3,341,046	6,217,070	(784,971)	19,302,417	(143,834)	678,976

$(20,246,038)	$4,290,664	$6,501,525	$(738,199)	$21,684,576	$(82,982)	$852,235

65

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)		PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$3,210,996	$3,785,856	$214,076	$4,415,740
Net realized gain (loss)	1,464,031	14,306,227	(8,202,024)	(30,338,495)
Net change in unrealized appreciation (depreciation)	26,559,609	54,207,327	(13,600,761)	27,336,828

Net increase (decrease) in net assets resulting from operations	31,234,636	72,299,410	(21,588,709)	1,414,073

Distributions to Shareholders from:
Net investment income	(12,268,784)	(3,597,170)	(1,745,224)	(2,868,044)

Shareholder Transactions:
Proceeds from shares sold	226,567,330	416,887,157	3,560,475	355,505,649
Value of shares repurchased	(20,285,143)	(43,513,648)	(72,363,219)	(165,513,676)
Transaction fees	—	—	183,142	411,672

Net increase (decrease) in net assets resulting from shares transactions	206,282,187	373,373,509	(68,619,602)	190,403,645

Increase (Decrease) in Net Assets	225,248,039	442,075,749	(91,953,535)	188,949,674

Net Assets:
Beginning of period	507,811,017	65,735,268	373,791,826	184,842,152

End of period	$733,059,056	$507,811,017	$281,838,291	$373,791,826

Undistributed net investment income (loss) at end of period	$1,388,103	$10,445,891	$(874,783)	$656,365

Changes in Shares Outstanding:
Shares sold	8,600,000	18,700,000	200,000	18,500,000
Shares repurchased	(800,000)	(2,100,000)	(4,200,000)	(9,200,000)
Shares outstanding, beginning of period	20,000,000	3,400,000	19,900,000	10,600,000

Shares outstanding, end of period	27,800,000	20,000,000	15,900,000	19,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Emerging Markets Infrastructure Portfolio (PXR)		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$125,116	$1,267,324	$726,731	$1,706,779	$15,225,159	$13,679,282	$905,710	$1,274,839
(4,059,362)	(5,244,326)	(360,733)	1,586,216	903,058	(8,866,292)	2,835,006	1,201,686
1,602,132	405,575	(900,392)	1,150,115	25,433,217	112,688,978	951,558	14,788,406

(2,332,114)	(3,571,427)	(534,394)	4,443,110	41,561,434	117,501,968	4,692,274	17,264,931

(341,000)	(1,102,715)	(774,645)	(2,197,612)	(12,684,563)	(13,063,725)	(1,296,932)	(1,686,447)

—	8,763,899	2,886,304	14,037,751	132,956,873	272,276,218	21,913,241	33,048,651
(26,050,022)	(26,826,102)	(5,269,795)	(23,164,981)	—	(11,257,691)	(10,913,823)	(9,851,608)
—	—	—	—	—	—	—	—

(26,050,022)	(18,062,203)	(2,383,491)	(9,127,230)	132,956,873	261,018,527	10,999,418	23,197,043

(28,723,136)	(22,736,345)	(3,692,530)	(6,881,732)	161,833,744	365,456,770	14,394,760	38,775,527

71,614,613	94,350,958	49,861,312	56,743,044	649,171,754	283,714,984	98,655,909	59,880,382

$42,891,477	$71,614,613	$46,168,782	$49,861,312	$811,005,498	$649,171,754	$113,050,669	$98,655,909

$80,960	$296,844	$(190,654)	$(142,740)	$4,393,198	$1,852,602	$(418,064)	$(26,842)

—	200,000	50,000	250,000	3,100,000	7,100,000	800,000	1,300,000
(700,000)	(700,000)	(100,000)	(450,000)	—	(300,000)	(400,000)	(400,000)
1,850,000	2,350,000	850,000	1,050,000	15,100,000	8,300,000	3,600,000	2,700,000

1,150,000	1,850,000	800,000	850,000	18,200,000	15,100,000	4,000,000	3,600,000

67

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$2,896,181	$9,639,840	$949,618	$1,672,652
Net realized gain (loss)	(10,806,251)	(7,223,361)	1,805,046	2,098,815
Net change in unrealized appreciation (depreciation)	(12,335,968)	9,049,618	1,536,000	(2,487,485)

Net increase (decrease) in net assets resulting from operations	(20,246,038)	11,466,097	4,290,664	1,283,982

Distributions to Shareholders from:
Net investment income	(2,481,781)	(9,316,286)	(967,340)	(1,616,385)

Shareholder Transactions:
Proceeds from shares sold	36,336,417	28,772,842	6,072,743	3,130,281
Value of shares repurchased	(21,200,943)	(38,982,162)	(27,115,237)	(18,396,859)

Net increase (decrease) in net assets resulting from shares transactions	15,135,474	(10,209,320)	(21,042,494)	(15,266,578)

Increase (Decrease) in Net Assets	(7,592,345)	(8,059,509)	(17,719,170)	(15,598,981)

Net Assets:
Beginning of period	367,101,931	375,161,440	93,232,982	108,831,963

End of period	$359,509,586	$367,101,931	$75,513,812	$93,232,982

Undistributed net investment income (loss) at end of period	$1,668,956	$1,254,556	$139,612	$157,334

Changes in Shares Outstanding:
Shares sold	1,800,000	1,300,000	200,000	100,000
Shares repurchased	(1,100,000)	(1,850,000)	(900,000)	(600,000)
Shares outstanding, beginning of period	17,150,000	17,700,000	3,150,000	3,650,000

Shares outstanding, end of period	17,850,000	17,150,000	2,450,000	3,150,000

(a)	For the period February 24, 2014 (commencement of investment operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares Global Clean Energy Portfolio (PBD)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)		PowerShares Global Water Portfolio (PIO)		PowerShares International BuyBack AchieversTM Portfolio (IPKW)	PowerShares S&P International Developed High Quality Portfolio (IDHQ)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014(a)	April 30, 2014	October 31, 2013

$284,455	$725,953	$46,772	$191,981	$2,382,159	$3,839,204	$60,852	$173,259	$356,651
3,622,958	(3,237,116)	(1,976,814)	(3,370,020)	1,515,644	8,889,038	(12,871)	452,080	178,905
2,594,112	35,005,372	1,191,843	(15,996,742)	17,786,773	43,082,274	(130,963)	226,896	3,167,850

6,501,525	32,494,209	(738,199)	(19,174,781)	21,684,576	55,810,516	(82,982)	852,235	3,703,406

(263,107)	(790,701)	(27,564)	(126,163)	(963,308)	(3,313,392)	—	(176,143)	(373,989)

11,570,515	12,559,892	2,888,072	16,948,200	27,501,985	7,126,712	15,085,772	—	—
(4,744,078)	(19,720,010)	(6,963,216)	(6,261,684)	—	(38,481,569)	—	—	—

6,826,437	(7,160,118)	(4,075,144)	10,686,516	27,501,985	(31,354,857)	15,085,772	—	—

13,064,855	24,543,390	(4,840,907)	(8,614,428)	48,223,253	21,142,267	15,002,790	676,092	3,329,417

80,999,791	56,456,401	29,847,512	38,461,940	227,853,901	206,711,634	—	21,641,255	18,311,838

$94,064,646	$80,999,791	$25,006,605	$29,847,512	$276,077,154	$227,853,901	$15,002,790	$22,317,347	$21,641,255

$103,787	$82,439	$(90,664)	$(109,872)	$2,030,692	$611,841	$60,852	$52,020	$54,904

900,000	1,350,000	150,000	700,000	1,200,000	350,000	600,001	—	—
(375,000)	(2,250,000)	(350,000)	(250,000)	—	(2,100,000)	—	—	—
6,725,000	7,625,000	1,400,000	950,000	10,400,000	12,150,000	—	1,100,000	1,100,000

7,250,000	6,725,000	1,200,000	1,400,000	11,600,000	10,400,000	600,001	1,100,000	1,100,000

69

Financial Highlights

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$25.39		$19.33	$18.85	$20.85	$17.54		$13.29
Net investment income(a)	0.13		0.35	0.40	0.37	0.16		0.25
Net realized and unrealized gain (loss) on investments	1.40		6.00	0.56	(1.99)	3.59		4.02
Total from investment operations	1.53		6.35	0.96	(1.62)	3.75		4.27
Distributions to shareholders from:
Net investment income	(0.55)		(0.29)	(0.48)	(0.38)	(0.44)		(0.02)
Net asset value at end of period	$26.37		$25.39	$19.33	$18.85	$20.85		$17.54
Market price at end of period(b)	$26.39		$25.47	$19.44	$18.68	$20.94		$17.18
Net Asset Value Total Return(c)	6.09%		33.09%	5.43%	(7.81)%	21.82	%(d)	32.14%
Market Price Total Return(c)	5.82%		32.75%	6.99%	(9.04)%	24.88%		33.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$733,059		$507,811	$65,735	$64,075	$97,980		$22,805
Ratio to average net assets of:
Expenses	0.80	%(e)	0.81%	0.80%	0.80%	0.80%		0.80%
Net investment income	1.02	%(e)	1.55%	2.19%	1.69%	0.86%		1.75%
Portfolio turnover rate(f)	29%		96%	133%	93%	107%		135%

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$18.78		$17.44	$16.33	$17.88	$13.30	$9.24
Net investment income(a)	0.01		0.24	0.19	0.20	0.13	0.08
Net realized and unrealized gain (loss) on investments	(0.98)		1.24	1.12	(1.66)	4.55	3.98
Total from investment operations	(0.97)		1.48	1.31	(1.46)	4.68	4.06
Distributions to shareholders from:
Net investment income	(0.09)		(0.16)	(0.20)	(0.09)	(0.10)	—
Transaction fees(a)	0.01		0.02	—	—	—	—
Net asset value at end of period	$17.73		$18.78	$17.44	$16.33	$17.88	$13.30
Market price at end of period(b)	$17.82		$18.76	$17.48	$16.26	$17.99	$13.17
Net Asset Value Total Return(c)	(5.12)%		8.66%	8.12%	(8.23)%	35.43%	43.94%
Market Price Total Return(c)	(4.53)%		8.29%	8.84%	(9.18)%	37.62%	39.36%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$281,838		$373,792	$182,842	$172,271	$312,086	$28,603
Ratio to average net assets of:
Expenses	0.90	%(e)	0.91%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.14	%(e)	1.26%	1.12%	1.12%	0.88%	0.79%
Portfolio turnover rate(f)	67%		142%	181%	147%	128%	205%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the net asset value total return would have been 21.76%.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$38.71		$40.15	$40.96	$49.91	$39.92	$20.20
Net investment income(a)	0.08		0.54	0.58	0.82	0.53	0.56
Net realized and unrealized gain (loss) on investments	(1.27)		(1.48)	(0.57)	(9.04)	9.87	19.26
Total from investment operations	(1.19)		(0.94)	0.01	(8.22)	10.40	19.82
Distributions to shareholders from:
Net investment income	(0.22)		(0.50)	(0.82)	(0.73)	(0.41)	(0.10)
Net asset value at end of period	$37.30		$38.71	$40.15	$40.96	$49.91	$39.92
Market price at end of period(b)	$37.25		$38.31	$39.90	$40.70	$50.04	$40.10
Net Asset Value Total Return(c)	(3.08)%		(2.35)%	0.13%	(16.67)%	26.23%	98.46%
Market Price Total Return(c)	(2.19)%		(2.75)%	0.15%	(17.42)%	25.98%	99.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$42,891		$71,615	$94,351	$131,067	$159,698	$103,786
Ratio to average net assets of:
Expenses	0.75	%(d)	0.76%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.45	%(d)	1.35%	1.46%	1.62%	1.22%	1.65%
Portfolio turnover rate(e)	12%		30%	20%	34%	36%	38%

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$58.66		$54.04	$51.15	$51.72	$45.52	$28.82
Net investment income(a)	0.86		1.54	1.37	1.40	1.08	1.19
Net realized and unrealized gain (loss) on investments	(0.92)		5.07	2.99	(0.62)	6.98	16.57
Total from investment operations	(0.06)		6.61	4.36	0.78	8.06	17.76
Distributions to shareholders from:
Net investment income	(0.89)		(1.99)	(1.47)	(1.35)	(1.86)	(1.06)
Net asset value at end of period	$57.71		$58.66	$54.04	$51.15	$51.72	$45.52
Market price at end of period(b)	$57.77		$58.38	$53.84	$50.78	$51.99	$45.28
Net Asset Value Total Return(c)	(0.02)%		12.50%	8.92%	1.44%	18.37%	63.18%
Market Price Total Return(c)	0.56%		12.38%	9.33%	0.16%	19.59%	62.64%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$46,169		$49,861	$56,743	$63,934	$43,960	$38,690
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.51%	0.80%	0.80%	0.80%	0.80%
Expenses, prior to Waivers	0.49	%(d)	0.53%	0.80%	0.80%	0.80%	0.80%
Net investment income, after Waivers	3.12	%(d)	2.74%	2.72%	2.52%	2.33%	3.54%
Portfolio turnover rate(e)	13%		32%	14%	22%	30%	42%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$42.99		$34.18	$35.10	$39.00	$37.49	$27.86
Net investment income(a)	0.91	(b)	1.08	0.99	1.01	0.72	0.67
Net realized and unrealized gain (loss) on investments	1.42		8.75	(0.90)	(3.71)	1.60	9.55
Total from investment operations	2.33		9.83	0.09	(2.70)	2.32	10.22
Distributions to shareholders from:
Net investment income	(0.76)		(1.02)	(1.01)	(1.20)	(0.81)	(0.59)
Net asset value at end of period	$44.56		$42.99	$34.18	$35.10	$39.00	$37.49
Market price at end of period(c)	$44.78		$43.23	$34.29	$34.59	$39.43	$37.13
Net Asset Value Total Return(d)	5.50%		29.20%	0.53%	(7.08)%	6.37%	37.40%
Market Price Total Return(d)	5.43%		29.49%	2.35%	(9.45)%	8.55%	33.43%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$811,005		$649,172	$283,715	$245,693	$183,323	$138,705
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(e)	0.48%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.45	%(e)	0.49%	0.75%	0.75%	0.75%	0.75%
Net investment income, after Waivers	4.27	%(b)(e)	2.82%	2.99%	2.59%	1.99%	2.21%
Portfolio turnover rate(f)	14%		17%	17%	17%	21%	28%

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$27.40		$22.18	$22.40	$22.99	$20.99	$13.54
Net investment income(a)	0.23		0.44	0.40	0.45	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.97		5.36	(0.15)	(0.40)	2.31	7.34
Total from investment operations	1.20		5.80	0.25	0.05	2.63	7.62
Distributions to shareholders from:
Net investment income	(0.34)		(0.58)	(0.47)	(0.64)	(0.63)	(0.17)
Net asset value at end of period	$28.26		$27.40	$22.18	$22.40	$22.99	$20.99
Market price at end of period(c)	$28.20		$27.87	$22.30	$21.86	$23.27	$20.79
Net Asset Value Total Return(d)	4.43%		26.56%	1.32%	0.09%	12.93%	56.70%
Market Price Total Return(d)	2.44%		28.00%	4.40%	(3.56)%	15.40%	50.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,051		$98,656	$59,880	$64,965	$59,766	$31,490
Ratio to average net assets of:
Expenses, after Waivers	0.48	%(e)	0.52%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.48	%(e)	0.54%	0.75%	0.75%	0.75%	0.75%
Net investment income, after Waivers	1.70	%(e)	1.78%	1.84%	1.82%	1.52%	1.74%
Portfolio turnover rate(f)	22%		27%	28%	75%	24%	41%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.55 and 2.56%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$21.41		$21.20	$21.75	$24.74	$20.60	$13.45
Net investment income(a)	0.16		0.56	0.50	0.53	0.48	0.26
Net realized and unrealized gain (loss) on investments	(1.29)		0.19	(0.44)	(3.01)	3.82	7.21
Total from investment operations	(1.13)		0.75	0.06	(2.48)	4.30	7.47
Distributions to shareholders from:
Net investment income	(0.14)		(0.54)	(0.61)	(0.51)	(0.16)	(0.32)
Net asset value at end of period	$20.14		$21.41	$21.20	$21.75	$24.74	$20.60
Market price at end of period(b)	$20.16		$21.21	$21.11	$21.80	$25.01	$20.57
Net Asset Value Total Return(c)	(5.27)%		3.67%	0.37%	(10.16)%	20.94%	56.48%
Market Price Total Return(c)	(4.28)%		3.14%	(0.29)%	(10.93)%	22.43%	55.41%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$359,510		$367,102	$375,161	$444,796	$497,242	$175,113
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.52%	0.85%	0.85%	0.85%	0.85%
Expenses, prior to Waivers	0.49	%(d)	0.54%	0.85%	0.85%	0.85%	0.85%
Net investment income, after Waivers	1.65	%(d)	2.66%	2.34%	2.16%	2.13%	1.52%
Portfolio turnover rate(e)	16%		24%	33%	20%	41%	52%

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$29.60		$29.82	$29.71	$30.58	$23.48	$16.60
Net investment income(a)	0.34		0.49	0.35	0.20	0.33	0.17
Net realized and unrealized gain (loss) on investments	1.23		(0.22)	0.15 (f)	(0.79)	6.92	6.72
Total from investment operations	1.57		0.27	0.50	(0.59)	7.25	6.89
Distributions to shareholders from:
Net investment income	(0.35)		(0.49)	(0.39)	(0.28)	(0.15)	(0.01)
Net asset value at end of period	$30.82		$29.60	$29.82	$29.71	$30.58	$23.48
Market price at end of period(b)	$30.80		$29.49	$29.66	$29.47	$30.68	$23.27
Net Asset Value Total Return(c)	5.37%		0.91%	1.85%	(1.93)%	30.99%	41.53%
Market Price Total Return(c)	5.69%		1.07%	2.13%	(3.04)%	32.61%	39.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$75,514		$93,233	$108,832	$123,314	$59,636	$24,652
Ratio to average net assets of:
Expenses	0.75	%(d)	0.76%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.28	%(d)	1.63%	1.22%	0.64%	1.25%	0.79%
Portfolio turnover rate(e)	10%		17%	30%	16%	19%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$12.04		$7.40	$9.89	$13.95	$15.53	$12.25
Net investment income(a)	0.04		0.10	0.17	0.13	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.93		4.65	(2.47)	(4.10)	(1.60)	3.28
Total from investment operations	0.97		4.75	(2.30)	(3.97)	(1.57)	3.31
Distributions to shareholders from:
Net investment income	(0.04)		(0.11)	(0.19)	(0.09)	(0.01)	(0.03)
Net asset value at end of period	$12.97		$12.04	$7.40	$9.89	$13.95	$15.53
Market price at end of period(b)	$12.99		$12.03	$7.34	$9.77	$13.91	$15.39
Net Asset Value Total Return(c)	8.06%		64.73%	(23.35)%	(28.54)%	(10.14)%	27.10%
Market Price Total Return(c)	8.32%		65.94%	(23.03)%	(29.20)%	(9.58)%	24.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$94,065		$81,000	$56,456	$126,634	$161,786	$185,973
Ratio to average net assets of:
Expenses	0.75	%(d)	0.82%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.63	%(d)	1.10%	2.05%	1.00%	0.22%	0.23%
Portfolio turnover rate(e)	29%		48%	54%	66%	39%	62%

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010		2009
Per Share Operating Performance:
Net asset value at beginning of period	$21.32		$40.49	$45.42	$46.70	$34.16		$16.55
Net investment income(a)	0.04		0.19	0.22	0.10	0.03		0.02
Net realized and unrealized gain (loss) on investments	(0.50)		(19.26)	(4.54)	0.19	12.60		17.59
Total from investment operations	(0.46)		(19.07)	(4.32)	0.29	12.63		17.61
Distributions to shareholders from:
Net investment income	(0.02)		(0.10)	(0.61)	(0.93)	(0.09)		—
Capital gains	—		—	—	(0.64)	(0.00	)(f)	—
Total distributions	(0.02)		(0.10)	(0.61)	(1.57)	(0.09)		—
Net asset value at end of period	$20.84		$21.32	$40.49	$45.42	$46.70		$34.16
Market price at end of period(b)	$20.81		$21.19	$41.12	$45.08	$46.77		$34.31
Net Asset Value Total Return(c)	(2.15)%		(47.10)%	(9.48)%	0.41%	37.05%		106.41%
Market Price Total Return(c)	(1.69)%		(48.22)%	(7.37)%	(0.54)%	36.65%		104.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$25,007		$29,848	$38,462	$54,500	$58,377		$27,325
Ratio to average net assets of:
Expenses	0.75	%(d)	0.76%	0.75%	0.75%	0.75%		0.75%
Net investment income	0.38	%(d)	0.70%	0.57%	0.20%	0.07%		0.08%
Portfolio turnover rate(e)	6%		14%	19%	9%	27%		29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Amount represents less than $(0.005).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$21.91		$17.01	$17.17	$18.68	$17.15	$12.34
Net investment income(a)	0.22		0.36	0.32	0.27	0.22	0.25
Net realized and unrealized gain (loss) on investments	1.76		4.86	(0.15)	(1.49)	1.56	4.78
Total from investment operations	1.98		5.22	0.17	(1.22)	1.78	5.03
Distributions to shareholders from:
Net investment income	(0.09)		(0.32)	(0.33)	(0.29)	(0.25)	(0.22)
Net asset value at end of period	$23.80		$21.91	$17.01	$17.17	$18.68	$17.15
Market price at end of period(b)	$23.86		$21.96	$16.93	$16.95	$18.69	$17.03
Net Asset Value Total Return(c)	9.07%		30.91%	1.11%	(6.68)%	10.47%	41.25%
Market Price Total Return(c)	9.09%		31.84%	1.95%	(7.92)%	11.30%	42.58%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$276,077		$227,854	$206,712	$278,951	$322,155	$280,424
Ratio to average net assets of:
Expenses	0.75	%(d)	0.83%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.89	%(d)	1.86%	1.90%	1.38%	1.23%	1.82%
Portfolio turnover rate(e)	15%		52%	104%	26%	27%	36%

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

	For the period February 24, 2014(f) through April 30, 2014 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$25.03
Net investment income(a)	0.14
Net realized and unrealized gain (loss) on investments	(0.17)
Total from investment operations	(0.03)
Net asset value at end of period	$25.00
Market price at end of period(b)	$25.11
Net Asset Value Total Return(c)	(0.12	)%(g)
Market Price Total Return(c)	0.32	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$15,003
Ratio to average net assets of:
Expenses	0.55	%(d)
Net investment income	3.24	%(d)
Portfolio turnover rate(e)	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Commencement of Investment Operations.
(g)	The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the Exchange) to April 30, 2014 was 0.20%. The market price total return from Fund Inception to April 30, 2014 was 0.08%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of period	$19.67		$16.65	$16.03	$17.09	$15.66	$11.32
Net investment income(a)	0.16		0.32	0.29	0.34	0.27	0.30
Net realized and unrealized gain (loss) on investments	0.62		3.04	0.62	(0.89)	1.47	4.17
Total from investment operations	0.78		3.36	0.91	(0.55)	1.74	4.47
Distributions to shareholders from:
Net investment income	(0.16)		(0.34)	(0.29)	(0.51)	(0.31)	(0.13)
Net asset value at end of period	$20.29		$19.67	$16.65	$16.03	$17.09	$15.66
Market price at end of period(b)	$20.36		$19.68	$16.81	$15.65	$17.03	$15.44
Net Asset Value Total Return(c)	4.01%		20.44%	5.87%	(3.40)%	11.33%	39.69%
Market Price Total Return(c)	4.31%		19.34%	9.50%	(5.35)%	12.51%	38.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,317		$21,641	$18,312	$20,033	$32,480	$59,514
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(d)	0.57%	0.75%	0.75%	0.75%	0.75%
Expenses, prior to Waivers	0.45	%(d)	0.59%	0.75%	0.75%	0.75%	0.75%
Net investment income, after Waivers	1.62	%(d)	1.79%	1.82%	1.89%	1.72%	2.49%
Portfolio turnover rate(e)	14%		28%	115%	83%	125%	194%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	“DWA Developed Markets Momentum Portfolio”
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	“DWA Emerging Markets Momentum Portfolio”
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	“Emerging Markets Infrastructure Portfolio”
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	“FTSE RAFI Asia Pacific ex-Japan Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	“FTSE RAFI Developed Markets ex-U.S. Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio”
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	“FTSE RAFI Emerging Markets Portfolio”
PowerShares Global Agriculture Portfolio (PAGG)	“Global Agriculture Portfolio”
PowerShares Global Clean Energy Portfolio (PBD)	“Global Clean Energy Portfolio”
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	“Global Gold and Precious Metals Portfolio”
PowerShares Global Water Portfolio (PIO)	“Global Water Portfolio”
PowerShares International BuyBack AchieversTM Portfolio (IPKW)	“International BuyBack AchieversTM Portfolio”
PowerShares S&P International Developed High Quality Portfolio (IDHQ)	“S&P International Developed High Quality Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
DWA Developed Markets Momentum Portfolio	NYSE Arca, Inc.
DWA Emerging Markets Momentum Portfolio	NYSE Arca, Inc.
Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.
FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.
Global Agriculture Portfolio	NASDAQ Stock Market LLC
Global Clean Energy Portfolio	NYSE Arca, Inc.
Global Gold and Precious Metals Portfolio	NASDAQ Stock Market LLC
Global Water Portfolio	NYSE Arca, Inc.
International BuyBack AchieversTM Portfolio	NASDAQ Stock Market LLC
S&P International Developed High Quality Portfolio	NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

77

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Developed Markets Momentum Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index
Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex U.S. Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex U.S. Mid Small 1500 Index
FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water Portfolio	NASDAQ OMX Global Water IndexSM
International BuyBack AchieversTM Portfolio	NASDAQ International BuyBack AchieversTM Index
S&P International Developed High Quality Portfolio	S&P International Developed High Quality Rankings Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

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security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio and International BuyBack AchieversTM Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in the Fund’s Underlying Index. As a result, an adverse development to an issuer of securities held

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by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of its securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

F. Dividends and Distributions to Shareholders

Each Fund (except for Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

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H. Securities Lending

During the six-month period ended April 30, 2014, DWA Developed Markets Momentum Portfolio, Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Emerging Markets Portfolio, Global Agriculture Portfolio, Global Clean Energy Portfolio, Global Gold and Precious Metals Portfolio and Global Water Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any. DWA Developed Markets Momentum Portfolio and FTSE RAFI Emerging Markets Portfolio no longer participate in securities lending.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed Markets Momentum Portfolio	0.80%
DWA Emerging Markets Momentum Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
FTSE RAFI Emerging Markets Portfolio	0.49%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Water Portfolio	0.75%
International BuyBack AchieversTM Portfolio	0.55%
S&P International Developed High Quality Portfolio	0.45%

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.”

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

DWA Developed Markets Momentum Portfolio	$397
DWA Emerging Markets Momentum Portfolio	508
Emerging Markets Infrastructure Portfolio	82
FTSE RAFI Asia Pacific ex-Japan Portfolio	19
FTSE RAFI Developed Markets ex-U.S. Portfolio	262
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	73
FTSE RAFI Emerging Markets Portfolio	201

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Global Agriculture Portfolio	$24
Global Clean Energy Portfolio	11
Global Gold and Precious Metals Portfolio	4
Global Water Portfolio	70
International BuyBack AchieversTM Portfolio	1
S&P International Developed High Quality Portfolio	4

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into licensing agreements for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Developed Markets Momentum Portfolio	Dorsey Wright & Associates, Inc.
DWA Emerging Markets Momentum Portfolio	Dorsey Wright & Associates, Inc.
Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.
Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.
Global Water Portfolio	The NASDAQ OMX Group, Inc.
International BuyBack AchieversTM Portfolio	The NASDAQ OMX Group, Inc.
S&P International Developed High Quality Portfolio	Standard & Poor’s

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or

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liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed Markets Momentum Portfolio
Equity Securities	$732,220,499	$—	$88,078	$732,308,577

Emerging Markets Infrastructure Portfolio
Equity Securities	42,879,245	755,216	722,444	44,356,905

FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	46,010,621	142,403	0	46,153,024

FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	847,503,487	702,465	13,158	848,219,110

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	115,386,906	2,167	39,506	115,428,579

FTSE RAFI Emerging Markets Portfolio
Equity Securities	361,527,139	448,504	—	361,975,643

Global Clean Energy Portfolio
Equity Securities	103,466,805	—	57,756	103,524,561

Global Gold and Precious Metals Portfolio
Equity Securities	25,153,656	—	0	25,153,656

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of October 31, 2013, which expire as follows:

						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-Term	Long-Term	Total*
DWA Developed Markets Momentum Portfolio	$—	$17,174,329	$6,761,697	$1,071,796	$11,083,378	$9,262,659	$—	$45,353,859
DWA Emerging Markets Momentum Portfolio	—	14,116,179	5,190,203	602,137	18,886,830	43,800,410	—	82,595,759
Emerging Markets Infrastructure Portfolio	—	—	—	5,545	7,449,409	4,431,427	14,088,633	25,975,014
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	317,335	4,187,699	923,451	—	151,150	—	5,579,635
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	8,801,477	5,210,563	1,248,239	—	9,116,717	26,472,659
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	192,155	2,633,165	695,775	—	498,041	2,231,625	6,250,761
FTSE RAFI Emerging Markets Portfolio	—	5,378,903	11,700,199	450,476	—	1,909,134	14,474,422	33,913,134
Global Agriculture Portfolio	—	—	—	—	365,885	1,019,570	4,404,931	5,790,386

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						Post-effective no expiration
	2015	2016	2017	2018	2019	Short-Term	Long-Term	Total*
Global Clean Energy Portfolio	$155,633	$34,356,421	$65,130,758	$22,796,787	$31,202,293	$11,608,019	$48,065,220	$213,315,131
Global Gold and Precious Metals Portfolio	—	—	—	—	374,482	547,677	3,361,400	4,283,559
Global Water Portfolio	589,102	64,839,461	41,990,185	1,909,380	4,235,497	9,148,269	26,191,392	148,903,286
S&P International Developed High Quality Portfolio	47,847	23,676,544	19,713,557	980,146	2,056,117	1,454,103	459,209	48,387,523

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed Markets Momentum Portfolio	$184,742,580	$194,737,181
DWA Emerging Markets Momentum Portfolio	210,644,294	239,284,547
Emerging Markets Infrastructure Portfolio	6,632,598	14,560,884
FTSE RAFI Asia Pacific ex-Japan Portfolio	5,880,964	6,687,211
FTSE RAFI Developed Markets ex-U.S. Portfolio	107,277,338	99,582,394
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	25,189,880	23,890,461
FTSE RAFI Emerging Markets Portfolio	67,048,617	57,949,318
Global Agriculture Portfolio	8,674,690	10,798,139
Global Clean Energy Portfolio	26,965,418	26,465,473
Global Gold and Precious Metals Portfolio	1,639,172	1,609,211
Global Water Portfolio	40,739,284	37,182,396
International BuyBack AchieversTM Portfolio	3,293,790	506,430
S&P International Developed High Quality Portfolio	3,120,039	3,146,372

For the period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Developed Markets Momentum Portfolio	$226,455,444	$20,267,866
DWA Emerging Markets Momentum Portfolio	2,168,295	43,410,387
Emerging Markets Infrastructure Portfolio	—	18,365,132
FTSE RAFI Asia Pacific ex-Japan Portfolio	1,962,455	3,624,776
FTSE RAFI Developed Markets ex-U.S. Portfolio	128,219,471	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	20,253,117	10,939,897
FTSE RAFI Emerging Markets Portfolio	22,329,014	13,040,133
Global Agriculture Portfolio	5,496,653	24,496,408
Global Clean Energy Portfolio	10,501,129	4,265,453
Global Gold and Precious Metals Portfolio	2,887,563	6,948,796
Global Water Portfolio	25,518,205	—
International BuyBack AchieversTM Portfolio	12,347,991	—
S&P International Developed High Quality Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed Markets Momentum Portfolio	$646,672,829	$85,635,748	$94,422,833	$(8,787,085)
DWA Emerging Markets Momentum Portfolio	258,419,480	23,752,702	32,094,327	(8,341,625)
Emerging Markets Infrastructure Portfolio	51,015,853	(6,658,948)	5,634,612	(12,293,560)
FTSE RAFI Asia-Pacific ex-Japan Portfolio	42,456,085	3,696,938	6,754,252	(3,057,314)
FTSE RAFI Developed Markets ex-U.S. Portfolio	752,154,410	96,064,700	127,787,045	(31,722,345)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	104,696,930	10,731,649	16,472,236	(5,740,587)
FTSE RAFI Emerging Markets Portfolio	402,268,654	(40,293,011)	29,707,690	(70,000,701)
Global Agriculture Portfolio	83,307,294	(2,377,587)	9,226,704	(11,604,291)
Global Clean Energy Portfolio	88,963,465	14,561,096	23,990,119	(9,429,023)
Global Gold and Precious Metals Portfolio	40,924,558	(15,770,902)	431,660	(16,202,562)
Global Water Portfolio	242,033,239	55,934,485	67,222,548	(11,288,063)
International BuyBack Achievers™ Portfolio	15,129,510	(130,840)	359,042	(489,882)
S&P International Developed High Quality Portfolio	18,723,677	3,571,761	4,394,550	(822,789)

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for DWA Developed Markets Momentum Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio and FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and 75,000 Shares for Global Clean Energy). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

DWA Emerging Markets Momentum Portfolio charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Charges in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

85

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

86

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
Actual	$1,000.00	$1,060.87	0.80%	$4.09
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
Actual	1,000.00	948.80	0.90	4.35
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Actual	1,000.00	969.24	0.75	3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Actual	1,000.00	999.77	0.49	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
Actual	1,000.00	1,055.05	0.45	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
Actual	1,000.00	1,044.35	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41

87

Fees and Expenses (continued)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
Actual	$1,000.00	$947.33	0.49%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
PowerShares Global Agriculture Portfolio (PAGG)
Actual	1,000.00	1,053.67	0.75	3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Clean Energy Portfolio (PBD)
Actual	1,000.00	1,080.61	0.75	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Gold and Precious Metals Portfolio (PSAU)
Actual	1,000.00	978.52	0.75	3.68
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Water Portfolio (PIO)
Actual	1,000.00	1,090.66	0.75	3.89
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares International BuyBack Achievers™ Portfolio (IPKW)(2)
Actual	1,000.00	998.80	0.55	0.98
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
PowerShares S&P International Developed High Quality Portfolio (IDHQ)
Actual	1,000.00	1,040.13	0.45	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period February 24, 2014 (Commencement of Investment Operations) through April 30, 2014. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 65/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

88

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.

Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

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Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

90

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

91

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

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Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

93

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-8
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2014

2014 Semi-Annual Report to Shareholders

PLW	PowerShares 1-30 Laddered Treasury Portfolio

BAB	PowerShares Build America Bond Portfolio

PCEF	PowerShares CEF Income Composite Portfolio

DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio

PCY	PowerShares Emerging Markets Sovereign Debt Portfolio

PFEM	PowerShares Fundamental Emerging Markets Local Debt Portfolio

PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio

PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PGHY	PowerShares Global Short Term High Yield Bond Portfolio

PWZ	PowerShares Insured California Municipal Bond Portfolio

PZA	PowerShares Insured National Municipal Bond Portfolio

PZT	PowerShares Insured New York Municipal Bond Portfolio

PICB	PowerShares International Corporate Bond Portfolio

PGX	PowerShares Preferred Portfolio

VRP	PowerShares Variable Rate Preferred Portfolio

PVI	PowerShares VRDO Tax-Free Weekly Portfolio

2

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Maturing in 0-5 Years	19.2
Maturing in 6-10 Years	16.2
Maturing in 11-15 Years	13.2
Maturing in 16-20 Years	13.3
Maturing in 21-25 Years	23.5
Maturing in 26-30 Years	13.6
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2014

(Unaudited)

Principal Amount		Value
	Long-Term Investments—95.8%
	United States Government Obligations—95.8%
	United States Treasury Notes—13.0%
$7,547,000	4.500%, 02/15/16	$8,112,580
7,330,000	4.625%, 02/15/17	8,111,100
7,525,000	3.500%, 02/15/18	8,154,338
8,514,000	2.000%, 02/15/22	8,283,858

		32,661,876

	United States Treasury Bonds—82.8%
5,949,000	8.875%, 02/15/19	7,967,014
5,857,000	8.500%, 02/15/20	7,996,632
5,882,000	7.875%, 02/15/21	8,033,983
5,924,000	7.125%, 02/15/23	8,113,564
6,223,000	6.250%, 08/15/23	8,156,019
5,572,000	7.625%, 02/15/25	8,173,862
6,236,000	6.000%, 02/15/26	8,256,850
5,881,000	6.625%, 02/15/27	8,257,753
6,165,000	6.125%, 11/15/27	8,372,840
6,587,000	5.250%, 02/15/29	8,322,266
5,997,000	6.250%, 05/15/30	8,401,893
19,361,000	5.375%, 02/15/31	25,027,113
21,277,000	4.500%, 02/15/36	25,371,163
6,850,000	4.750%, 02/15/37	8,453,325
7,240,000	4.375%, 02/15/38	8,480,979
8,350,000	3.500%, 02/15/39	8,530,043
6,960,000	4.625%, 02/15/40	8,486,850
6,826,000	4.750%, 02/15/41	8,500,500
9,083,000	3.125%, 02/15/42	8,589,112
9,137,000	3.125%, 02/15/43	8,589,493
8,456,000	3.625%, 02/15/44	8,718,931

		208,800,185

	Total Long-Term Investments (Cost $237,074,333)	241,462,061

Principal Amount		Value
	Short-Term Investments—3.5%
	United States Government Obligations—3.2%
	United States Treasury Notes—3.2%
$7,883,000	4.000%, 02/15/15
	(Cost $8,089,922)	$8,127,192

Number of Shares
	Money Market Funds—0.3%
631,518	Invesco Premier Portfolio—Institutional Class(a) (Cost $631,518)	631,518

	Total Short-Term Investments (Cost $8,721,440)	8,758,710

	Total Investments (Cost $245,795,773)—99.3%	250,220,771
	Other assets less liabilities—0.7%	1,751,517

	Net Assets—100.0%	$251,972,288

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Portfolio Composition

PowerShares Build America Bond Portfolio (BAB)

State Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
California	19.6
Colorado	2.9
Florida	5.7
Illinois	11.8
Missouri	3.0
Nevada	3.2
New Jersey	6.1
New York	6.6
Texas	9.6
Washington	4.2
Other States Less Than 3% Each	21.3
Money Market Fund Plus Other Assets Less Liabilities	6.0

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—94.0%
	Ad Valorem Property Tax—28.1%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,260,010
2,350,000	Baltimore County Maryland Ser. 10	3.110	11/01/18	2,477,511
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,110,360
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,610,640
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,314,280
3,505,000	California State Ser. 09	7.350	11/01/39	4,797,293
4,500,000	California State Ser. 10	7.625	03/01/40	6,397,830
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,085,689
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,129,400
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	2,109,700
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,355,600
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	6,539,884
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,771,845
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,990,510
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,377,662
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,686,288
2,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	2,824,600
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,282,860
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,724,490
200,000	Delaware State Ser. 09D	5.200	10/01/26	219,340
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	572,250
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,085,600
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	658,476
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,080,520
4,980,000	Hawaii State Ser. 10DX	5.230	02/01/25	5,757,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$1,000,000	Hawaii State Ser. 10DX	5.530%	02/01/30	$1,171,580
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,225,260
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,107,950
9,300,000	Illinois State Ser. 10	6.900	03/01/35	10,542,201
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,454,550
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,341,225
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,771,750
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	208,462
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	334,061
1,250,000	Katy Texas Independent School District Ser. 10 PSF-GTD	5.999	02/15/30	1,401,975
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,235,220
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,097,290
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,117,410
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/15/28	569,815
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,560,508
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	609,885
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	238,408
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	229,504
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	552,790
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,635,701
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,069,920
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,715,410
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,189,720
2,210,000	New York City New York Ser. 10	5.817	10/01/31	2,432,879
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,634,783
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,129,750
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	819,427
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,045,690
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,091,380
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,586,300
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,020,180
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	541,550
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,052,240
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,203,320
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,094,660
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,281,540
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,812,690
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,652,571
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,099,960
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,128,310
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,125,520
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	1,069,220
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,845,380
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,017,870
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	221,292
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,126,830
5,000,000	Utah State Ser. 10B	3.369	07/01/21	5,212,300
2,000,000	West Contra Costa California Unified School District (Taxable Election 2005) Ser. 09C-2	8.460	08/01/34	2,324,740
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,599,795
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,602,720
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	710,910

				186,084,518

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue—7.9%
$1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486%	05/15/49	$1,230,690
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,162,310
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,354,157
1,300,000	FAU Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,514,721
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	578,977
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,196,860
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,634,460
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,634,350
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,368,187
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	1,134,170
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,313,830
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,082,540
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,117,180
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,309,690
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	537,725
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	272,310
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,139,280
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	530,285
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,252,540
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,385,800
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	287,880
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	538,045
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	10,848,300
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	577,970
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,752,207
250,000	Wayne State University Ser. 09B	6.536	11/15/39	268,718

				52,023,182

	Electric Power Revenue—9.4%
1,915,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	2,827,134
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric-Remarketed) Ser. 10E	6.270	02/15/50	2,420,931
2,000,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	2,686,980
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	840,607
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,496,385
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,144,960
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,878,575
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,175,287
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	579,025
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,192,700
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,739,070
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	539,840
5,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	5,987,000
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,233,770
8,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	9,785,022
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,166,630
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	289,752
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	1,120,770
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,170,180
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,261,700
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,045,579
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,033,522

				62,615,419

	Fuel Sales Tax Revenue—3.6%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,467,100
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,653,940
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,520,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Fuel Sales Tax Revenue (continued)
$2,000,000	Washington State Ser. 10	5.090%	08/01/33	$2,240,840
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,555,288
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,569,300

				24,007,435

	General Fund—5.4%
10,790,000	California State Ser. 09	7.500	04/01/34	14,912,319
4,500,000	California State Ser. 10	7.950	03/01/36	5,417,325
5,000,000	California State Ser. 10	7.600	11/01/40	7,193,700
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,905,450
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,293,300

				35,722,094

	Grant Revenue—1.9%
12,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	12,801,854

	Highway Tolls Revenue—5.9%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	697,519
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,682
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	281,700
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	299,225
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	5,703,050
16,175,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	18,978,289
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,292,720
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	2,325,360
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,534,550
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,031,569

				39,358,664

	Hospital Revenue—1.6%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,159,990
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,167,940
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,864,225
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	1,055,780
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	999,980
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	1,604,100
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	585,595

				10,437,610

	Hotel Occupancy Tax—0.5%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,423,153

	Income Tax Revenue—1.7%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub-Ser. 10S-1B	6.828	07/15/40	4,729,244
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/25	229,898
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,104,848
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,555,540
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Ser. 10C	5.838	03/15/40	2,403,980

				11,023,510

	Lease Revenue—6.7%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	337,440
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	1,117,360
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,198,140
800,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,007,712
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,376,100
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,408,870
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,073,610
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	2,222,440
265,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	271,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390%	12/01/30	$1,152,960
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,252,874
1,500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	1,767,135
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	523,715
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	1,063,690
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,091,720
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,159,430
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	2,210,780
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,077,410
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	561,855
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,103,860
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,534,210
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	588,300
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,508,380
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,074,530
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,320,700
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,410,965

				44,416,171

	Miscellaneous Revenue—4.8%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	564,300
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	554,665
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,231,080
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,148,910
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,199,090
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	562,330
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,242,580
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,714,490
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,290,970
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	6,005,566
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,144,720
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,111,420

				31,770,121

	Port, Airport & Marina Revenue—2.7%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,517,804
7,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	8,431,080
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	273,713
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,918,000

				18,140,597

	Resource Recovery Revenue—0.6%
3,905,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	4,165,346

	Sales Tax Revenue—1.4%
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	218,470
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	292,738
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,664,225
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	1,080,270
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,193,479
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,676,830

				9,126,012

	Sewer Revenue—2.5%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	3,257,820
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	590,020
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,177,064
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,229,259
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,298,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sewer Revenue (continued)
$1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697%	09/01/28	$1,357,504
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	556,600
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	226,934
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	1,100,720
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	2,415,040
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	212,070
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,324,810

				16,746,552

	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,541,670

	Tax Increment Revenue—0.4%
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	553,310
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,061,990
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopment No. 1) Ser. 10B	8.180	08/01/39	1,056,080

				2,671,380

	Transit Revenue—3.6%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,390,740
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,095,675
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,308,980
6,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	6,944,400
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,254,004
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	9,516,084

				23,509,883

	Water Revenue—5.1%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,617,510
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	218,764
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,068,720
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,479,525
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,284,140
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	132,622
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	577,465
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,142,220
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,130,180
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,072,620
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,432,040
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,201,827
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,112,250
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,172,980
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	568,285
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	588,865
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	601,685
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,488,460
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	587,065
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,191,840
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,273,120
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,618,860
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,096,450
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,391,867
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,339,225
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	587,605

				33,976,190

	Total Municipal Bonds (Cost $575,158,698)			623,561,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—4.4%
29,242,308	Invesco Premier Portfolio—Institutional Class(a) (Cost $29,242,308)	$29,242,308

	Total Investments (Cost $604,401,006)—98.4%	652,803,669
	Other assets less liabilities—1.6%	10,771,854

	Net Assets—100.0%	$663,575,523

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares CEF Income Composite Portfolio (PCEF)

Asset Class Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Bonds	47.7
Option Income	26.6
Bonds/High Yield	23.0
Domestic Equity	2.7
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Closed-End Funds—100.0%
	Bonds—47.7%
1,869,271	Aberdeen Asia-Pacific Income Fund, Inc. (United Kingdom)	$11,664,251
1,903,927	AllianceBernstein Income Fund, Inc. (France)	14,089,060
95,743	Ares Dynamic Credit Allocation Fund, Inc.	1,752,097
102,548	Babson Capital Global Short Duration High Yield Fund	2,490,891
398,942	BlackRock Build America Bond Trust	8,158,364
190,631	BlackRock Core Bond Trust	2,571,612
848,927	BlackRock Credit Allocation Income Trust	11,613,321
68,248	BlackRock Enhanced Government Fund, Inc.	965,027
248,559	BlackRock Income Opportunity Trust, Inc. (The)	2,647,153
450,232	BlackRock Income Trust, Inc.	2,940,015
204,796	BlackRock Limited Duration Income Trust	3,553,211
276,450	BlackRock Multi-Sector Income Trust	5,083,915
250,603	Blackstone/GSO Strategic Credit Fund	4,450,709
149,221	Brookfield Mortgage Opportunity Income Fund, Inc. (Canada)	2,541,234
96,897	Brookfield Total Return Fund, Inc. (Canada)	2,368,163
203,332	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,038,567
83,862	Cohen & Steers Select Preferred and Income Fund, Inc.	2,166,994
82,518	Cutwater Select Income Fund	1,619,003
520,223	DoubleLine Income Solutions Fund	11,418,895
59,489	DoubleLine Opportunistic Credit Fund	1,371,816
152,617	Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,595,000
808,502	Eaton Vance Limited Duration Income Fund	12,531,781
132,253	Eaton Vance Short Duration Diversified Income Fund	2,007,601
74,340	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,048,937
68,628	Federated Enhanced Treasury Income Fund	929,223

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
122,889	First Trust Aberdeen Global Opportunity Income Fund	$1,748,710
398,016	First Trust Intermediate Duration Preferred & Income Fund	9,023,023
127,704	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	2,906,543
49,505	Flaherty & Crumrine Preferred Income Fund, Inc. (France)	723,268
173,207	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	3,445,087
46,835	Flaherty & Crumrine Total Return Fund, Inc.	962,928
187,557	Franklin Templeton Limited Duration Income Trust	2,488,881
118,983	Guggenheim Build America Bonds Managed Duration Trust	2,495,074
80,564	Invesco Bond Fund(a)	1,504,936
877,129	Invesco Senior Income Trust(a)	4,394,416
32,904	John Hancock Investors Trust (Canada)	665,977
143,909	John Hancock Preferred Income Fund (Canada)	2,922,792
117,161	John Hancock Preferred Income Fund II (Canada)	2,388,913
175,774	John Hancock Preferred Income Fund III (Canada)	3,144,597
388,103	John Hancock Premium Dividend Fund (Canada)	5,239,390
169,547	Legg Mason BW Global Income Opportunities Fund, Inc.	2,982,332
428,978	MFS Charter Income Trust (Canada)	3,989,495
223,667	MFS Government Markets Income Trust (Canada)	1,288,322
810,186	MFS Intermediate Income Trust (Canada)	4,310,190
620,097	MFS Multimarket Income Trust (Canada)	4,105,042
50,826	Nuveen Build America Bond Opportunity Fund	1,064,296

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
183,872	Nuveen Build American Bond Term Fund	$3,673,763
773,092	Nuveen Credit Strategies Income Fund	7,282,527
415,747	Nuveen Diversified Currency Opportunities Fund	4,477,595
305,539	Nuveen Floating Rate Income Fund	3,599,249
34,172	Nuveen Mortgage Opportunity Term Fund 2	806,801
159,695	Nuveen Preferred & Income Term Fund	3,730,475
755,316	Nuveen Preferred Income Opportunities Fund	7,183,055
500,997	Nuveen Quality Preferred Income Fund	4,168,295
929,136	Nuveen Quality Preferred Income Fund II	8,213,562
185,777	Nuveen Quality Preferred Income Fund III	1,584,678
144,706	PIMCO Corporate & Income Strategy Fund (Germany)	2,410,802
60,535	PIMCO Income Opportunity Fund (Germany)	1,752,488
119,418	PIMCO Income Strategy Fund (Germany)	1,433,016
280,713	PIMCO Income Strategy Fund II (Germany)	2,995,208
149,504	PIMCO Strategic Income Fund, Inc. (Germany)	1,580,257
118,048	Pioneer Floating Rate Trust (Italy)	1,456,712
184,237	Prudential Short Duration High Yield Fund, Inc.	3,329,163
507,240	Putnam Master Intermediate Income Trust (Canada)	2,602,141
1,031,249	Putnam Premier Income Trust (Canada)	5,723,432
89,735	Stone Harbor Emerging Markets Income Fund	1,748,038
157,630	Strategic Global Income Fund, Inc. (Switzerland)	1,464,383
331,666	TCW Strategic Income Fund, Inc.	1,817,530
732,000	Templeton Global Income Fund	5,812,080
88,471	Virtus Global Multi-Sector Income Fund	1,533,202
119,689	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,221,428
59,893	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,222,416
58,593	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,369,904
56,602	Western Asset Premier Bond Fund	846,766
530,061	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,366,033
231,586	Western Asset/Claymore Inflation-Linked Securities & Income Fund	2,769,769

		273,585,820

	Bonds/High Yield—23.0%
412,682	AllianceBernstein Global High Income Fund, Inc. (France)	6,144,835
36,360	Ares Multi-Strategy Credit Fund, Inc.	806,101
873,853	BlackRock Corporate High Yield Fund, Inc.	10,678,484
1,292,856	BlackRock Debt Strategies Fund, Inc.	5,287,781
205,990	BlackRock Floating Rate Income Strategies Fund, Inc.	2,982,735
129,551	BlackRock Floating Rate Income Trust	1,817,600
293,354	Credit Suisse Asset Management Income Fund, Inc. (Switzerland)	1,070,742
389,823	Credit Suisse High Yield Bond Fund (Switzerland)	1,251,332
286,488	Dreyfus High Yield Strategies Fund	1,226,169
136,927	DWS Multi-Market Income Trust (Germany)	1,276,160

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
211,190	Eaton Vance Floating-Rate Income Trust	$3,214,312
179,027	Eaton Vance Senior Floating-Rate Trust	2,672,873
283,621	First Trust High Income Long/Short Fund	5,110,850
144,727	First Trust Senior Floating Rate Income Fund II	2,029,072
173,246	Global High Income Fund, Inc. (Switzerland)	1,754,982
32,429	Guggenheim Credit Allocation Fund	774,080
717,828	ING Prime Rate Trust (Netherlands)	4,149,046
117,021	Ivy High Income Opportunities Fund	2,171,910
87,814	KKR Income Opportunities Fund	1,584,165
437,725	Managed High Yield Plus Fund, Inc. (Switzerland)	941,546
188,152	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,911,624
136,287	Neuberger Berman High Yield Strategies Fund, Inc.	1,868,495
163,094	New America High Income Fund, Inc. (The)	1,626,047
210,751	Nuveen Floating Rate Income Opportunity Fund	2,579,592
213,127	Nuveen Senior Income Fund	1,500,414
241,291	PIMCO Corporate & Income Opportunity Fund (Germany)	4,422,864
960,867	PIMCO Dynamic Credit Income Fund (Germany)	22,330,549
33,272	Pioneer Diversified High Income Trust (Italy)	693,721
229,984	Prudential Global Short Duration High Yield Fund, Inc.	4,073,017
220,413	Templeton Emerging Markets Income Fund	3,184,968
391,007	Wells Fargo Advantage Income Opportunities Fund	3,722,387
327,523	Wells Fargo Advantage Multi-Sector Income Fund	4,837,515
240,223	Western Asset Emerging Markets Debt Fund, Inc.	4,275,969
224,119	Western Asset Emerging Markets Income Fund, Inc.	2,846,311
174,235	Western Asset Global High Income Fund, Inc.	2,221,496
402,038	Western Asset High Income Fund II, Inc.	3,775,137
579,365	Western Asset High Income Opportunity Fund, Inc.	3,487,777
158,059	Western Asset High Yield Defined Opportunity Fund, Inc.	2,854,546
329,501	Western Asset Managed High Income Fund, Inc.	1,917,696
103,176	Western Asset Worldwide Income Fund, Inc.	1,304,145

		132,379,045

	Domestic Equity—2.7%
152,782	Cohen & Steers Global Income Builder, Inc.	1,880,746
1,036,151	DNP Select Income Fund, Inc.	10,299,341
114,284	GAMCO Natural Resources Gold & Income Trust	1,207,982
108,715	John Hancock Hedged Equity & Income Fund (Canada)	1,954,696

		15,342,765

	Option Income—26.6%
444,882	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund (Germany)	8,216,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
233,041	BlackRock Energy and Resources Trust	$5,837,677
340,546	BlackRock Enhanced Capital and Income Fund, Inc.	4,869,808
1,432,463	BlackRock Enhanced Equity Dividend Trust	11,602,950
549,338	BlackRock Global Opportunities Equity Trust	8,119,216
30,398	BlackRock Health Sciences Trust	1,083,993
849,131	BlackRock International Growth and Income Trust	6,860,979
453,876	BlackRock Real Asset Equity Trust	4,143,888
103,990	Columbia Seligman Premium Technology Growth Fund, Inc.	1,659,680
132,021	Dow 30 Enhanced Premium & Income Fund, Inc.	1,780,963
64,754	Dow 30 Premium & Dividend Income Fund, Inc.	1,038,654
274,436	Eaton Vance Enhanced Equity Income Fund	3,592,367
320,171	Eaton Vance Enhanced Equity Income Fund II	4,171,828
491,804	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,522,959
133,649	Eaton Vance Tax-Managed Buy-Write Income Fund	2,130,365
342,023	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,993,536
1,043,805	Eaton Vance Tax-Managed Diversified Equity Income Fund	11,857,625
729,640	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	8,959,979
2,070,772	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	21,121,874
158,730	First Trust Enhanced Equity Income Fund	2,207,934
104,459	Guggenheim Enhanced Equity Income Fund	947,443
87,898	ING Asia Pacific High Dividend Equity Income Fund (Netherlands)	1,100,483
127,764	ING Global Advantage and Premium Opportunity Fund (Netherlands)	1,505,060
689,334	ING Global Equity Dividend & Premium Opportunity Fund (Netherlands)	6,527,993
152,817	ING Infrastructure Industrials and Materials Fund (Netherlands)	2,674,298
179,328	ING Risk Managed Natural Resources Fund (Netherlands)	1,927,776
151,843	Madison Covered Call & Equity Strategy Fund	1,269,407
85,511	NASDAQ Premium Income & Growth Fund, Inc.	1,609,317
179,205	Nuveen Equity Premium Advantage Fund	2,320,705
113,362	Nuveen Equity Premium and Growth Fund	1,636,947
267,889	Nuveen Equity Premium Income Fund	3,437,016
455,083	Nuveen Equity Premium Opportunity Fund	5,820,512
151,117	Nuveen Global Equity Income Fund	2,064,258

		152,614,461

	Total Closed-End Funds (Cost $552,871,505)	573,922,091

Number of Shares		Value
	Money Market Fund—0.6%
3,300,710	Invesco Premier Portfolio—Institutional Class(b) (Cost $3,300,710)	$3,300,710

	Total Investments (Cost $556,172,215)—100.6%	577,222,801
	Other assets less liabilities—(0.6)%	(3,267,240)

	Net Assets—100.0%	$573,955,561

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd, and therefore are considered to be affiliated. See Note 4.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Portfolio Composition

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Banks	24.0
Sovereign	15.9
Real Estate	12.1
Diversified Financial Services	7.1
Auto Manufacturers	5.1
Oil & Gas	3.6
Electric	3.4
Airlines	3.1
Insurance	3.0
Telecommunications	2.6
Food	2.5
Holding Companies-Diversified	2.4
Machinery-Construction & Mining	1.5

Lodging	1.5
Iron/Steel	1.4
Building Materials	1.3
Mining	1.0
Retail	1.0
Chemicals	1.0
Computers	0.9
Investment Companies	0.9
Gas	0.8
Multi-National	0.8
Water	0.7
Internet	0.4
Transportation	0.4
Leisure Time	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.4

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—82.7%
		Australia—0.4%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	2.900%	08/14/15	$807,346

		Brazil—2.1%
CNH	24,000,000	Banco BTG Pactual SA, Series G, MTN	4.100	03/26/16	3,794,067

		British Virgin Islands—1.3%
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	759,851
CNH	10,000,000	Russian Standard Bank Via Russian Standard Finance SA	8.000	02/14/15	1,593,976

					2,353,827

		China—46.8%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	815,298
CNH	15,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	2,402,436
CNH	5,000,000	Agricultural Development Bank of China	2.980	06/22/14	799,856
CNH	3,000,000	Agricultural Development Bank of China	3.200	06/22/15	479,924
CNH	10,000,000	Agricultural Development Bank of China	3.080	01/16/16	1,600,579
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	800,468
CNH	4,000,000	AVIC International Finance & Investment Ltd.	4.800	07/09/15	649,243
CNH	4,000,000	Bank of China Ltd.	3.100	07/23/15	640,627
CNH	10,000,000	Bank of China Ltd., Series E, MTN	3.450	01/16/17	1,603,626
CNH	8,000,000	Beijing Enterprises Water Group Ltd.	3.750	06/30/14	1,279,621
CNH	20,000,000	Bestgain Real Estate Lyra Ltd., Series E, MTN	4.500	12/04/18	3,186,817
CNH	16,000,000	Bitronic Ltd.	4.000	12/12/15	2,572,544
CNH	30,000,000	BOC Aviation Pte Ltd., Series E, MTN	4.500	11/20/18	4,856,682
CNH	13,000,000	CCBL Funding PLC	3.200	11/29/15	2,080,638
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,503,150
CNH	20,000,000	China CITIC Bank Corp. Ltd.	4.125	02/27/17	3,225,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		China (continued)
CNH	4,000,000	China Construction Bank Asia Corp. Ltd., Series E, MTN	3.250%	03/13/16	$640,784
CNH	5,000,000	China Datang Corp., Series E, MTN	3.600	04/25/16	796,695
CNH	2,000,000	China Datang Overseas Hong Kong Co. Ltd.	4.500	06/15/15	323,677
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	159,992
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	921,451
CNH	20,000,000	China Development Bank Corp., Series E, MTN	3.600	11/13/18	3,224,509
CNH	10,500,000	China Electronics Corp Holdings Co Ltd, MTN	4.700	01/16/17	1,678,486
CNH	13,000,000	China General Nuclear Power Holding Corp.	3.750	11/01/15	2,091,121
CNH	11,700,000	China Minmetals Corp.	3.650	03/28/16	1,864,232
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	966,098
CNH	11,000,000	China Shanshui Cement Group Ltd.	6.500	07/22/14	1,765,038
CNH	4,840,000	Eastern Air Overseas Hong Kong Corp. Ltd.	4.000	08/08/14	774,634
CNH	15,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	2,391,638
CNH	7,000,000	Export-Import Bank of China (The)	2.900	04/05/15	1,122,041
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	962,761
CNH	10,000,000	Export-Import Bank of China (The), Series A	3.000	01/21/16	1,600,759
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,604,313
CNH	1,000,000	Far East Horizon Ltd.	3.900	06/03/14	159,951
CNH	2,000,000	Future Land Development Holdings Ltd.	9.750	04/23/16	314,375
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	763,498
CNH	12,000,000	Gemdale International Holding Ltd.	9.150	07/26/15	2,002,135
CNH	10,000,000	Greentown China Holdings Ltd.	5.625	05/13/16	1,579,653
CNH	16,600,000	Hainan Airlines Hong Kong Co. Ltd.	6.000	09/16/14	2,666,732
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,064,085
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., Series E, MTN	6.000	11/04/21	167,713
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	960,607
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., Series E, MTN	3.200	11/28/15	1,602,836
CNH	7,100,000	Intime Retail Group Co. Ltd.	4.650	07/21/14	1,136,742
CNH	10,000,000	Kaisa Group Holdings Ltd.	6.875	04/22/16	1,589,007
CNH	10,000,000	Kunzhi Ltd	5.875	01/15/17	1,637,321
CNH	1,000,000	Rainbow Days Ltd.	2.000	06/30/14	159,569
CNH	19,100,000	Rainbow Days Ltd.	3.000	06/30/16	3,012,260
CNH	9,000,000	Right Century Ltd.	1.850	06/03/14	1,438,167
CNH	11,000,000	Shanghai Baosteel Group Corp.	3.500	12/01/14	1,765,329
CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	893,847
CNH	9,000,000	Sinotruk Hong Kong Ltd.	4.500	08/01/14	1,442,869
CNH	10,000,000	Starway Assets Enterprises Inc	4.100	01/22/17	1,602,088
CNH	5,000,000	Value Success International Ltd.	2.075	06/09/14	798,685
CNH	10,000,000	Value Success International Ltd.	4.000	11/21/16	1,611,377
CNH	20,000,000	Value Success International Ltd.	4.750	11/04/18	3,239,342
CNH	10,000,000	Victor Soar Ltd.	5.750	11/10/14	1,608,432

					86,602,098

		France—4.9%
CNH	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,775,490
CNH	4,000,000	Lafarge Shui On Cement Ltd.	9.000	11/14/14	659,325
CNH	17,000,000	Renault SA, Series E, MTN	5.625	10/10/14	2,747,456
CNH	24,000,000	Total Capital SA, Series E, MTN	3.750	09/24/18	3,956,303

					9,138,574

		Germany—1.6%
CNH	2,000,000	KFW	2.000	05/21/14	319,847
CNH	1,000,000	Volkswagen International Finance NV, Series E, MTN	2.150	05/23/16	158,768
CNH	5,000,000	Volkswagen International Finance NV, Series E, MTN	3.750	11/30/17	821,932
CNH	10,000,000	Volkswagen International Finance NV, Series E, MTN	3.500	01/23/19	1,621,550

					2,922,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Hong Kong—7.4%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500%	04/17/18	$780,216
CNH	3,000,000	Bank of East Asia China Ltd.	3.650	05/11/15	483,069
CNH	17,000,000	Far East Consortium International Ltd.	5.875	03/04/16	2,720,178
CNH	2,000,000	Genting Hong Kong Ltd.	3.950	06/30/14	320,248
CNH	10,000,000	HKCG Finance Ltd., Series E, MTN	1.400	04/11/16	1,550,869
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	688,674
CNH	6,000,000	Lai Fung Holdings Ltd.	6.875	04/25/18	932,404
CNH	10,000,000	New World China Land Ltd.	8.500	04/11/15	1,671,315
CNH	15,500,000	New World China Land Ltd.	5.500	02/06/18	2,516,423
CNH	5,000,000	Noble Group Ltd., Series E, MTN	4.000	01/30/16	807,740
CNH	5,000,000	RKI Finance 2013 Ltd., Series E, MTN	6.000	12/03/16	793,967
CNH	3,140,000	Silvery Castle Ltd.	2.750	07/14/14	501,387

					13,766,490

		India—0.6%
CNH	7,000,000	ICICI Bank Ltd.	4.900	09/21/15	1,143,572

		Mexico—1.8%
CNH	20,000,000	America Movil SAB de CV	3.500	02/08/15	3,225,526

		Netherlands—0.2%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	325,288

		New Zealand—1.7%
CNH	20,000,000	Fonterra Cooperative Group Ltd, Series E, MTN	3.600	01/29/19	3,206,807

		Russia—3.8%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, Series E, MTN	4.250	01/30/17	1,537,316
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600	02/04/16	2,297,353
CNH	20,000,000	VTB Bank OJSC Via VTB Capital SA	4.500	10/30/15	3,153,752

					6,988,421

		Singapore—1.6%
CNH	10,500,000	Global Logistic Properties Ltd.	3.375	05/11/16	1,683,265
CNH	8,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	1,258,327

					2,941,592

		South Korea—0.4%
CNH	2,000,000	Export-Import Bank of Korea, Series E, MTN	3.250	07/27/15	323,377
CNH	3,000,000	Korea Development Bank (The)	3.300	06/21/15	485,026

					808,403

		Supranational—0.8%
CNH	10,000,000	Asian Development Bank, Series E, MTN	2.850	10/21/20	1,548,663

		Sweden—0.6%
CNH	7,000,000	Volvo Treasury AB, Series E, MTN	3.800	11/22/15	1,130,326

		United Arab Emirates—1.2%
CNH	13,700,000	Emirates NBD PJSC, Series E, MTN	4.875	03/12/15	2,229,555

		United Kingdom—3.2%
CNH	16,000,000	BP Capital Markets PLC, Series E, MTN	3.950	10/08/18	2,644,956
CNH	5,000,000	HSBC Bank PLC, Series E, MTN	2.875	04/30/15	807,482
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,392,041

					5,844,479

		United States—2.3%
CNH	12,000,000	Caterpillar Financial Services Corp., MTN	3.350	11/26/14	1,930,678
CNH	5,500,000	Caterpillar Financial Services Corp., MTN	3.250	06/26/15	889,136
CNH	9,000,000	Ford Motor Co.	4.875	03/26/15	1,472,031

					4,291,845

		Total Corporate Bonds (Cost $156,769,704)			153,068,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations—15.9%
		China—15.9%
CNH	1,000,000	China Government Bond	0.600%	08/18/14	$159,216
CNH	6,000,000	China Government Bond	1.800	12/01/15	956,390
CNH	20,000,000	China Government Bond	2.870	06/27/16	3,233,756
CNH	23,500,000	China Government Bond	1.400	08/18/16	3,682,067
CNH	5,000,000	China Government Bond	2.600	11/22/16	805,025
CNH	33,000,000	China Government Bond	2.560	06/29/17	5,260,253
CNH	5,000,000	China Government Bond	1.940	08/18/18	766,112
CNH	10,000,000	China Government Bond	3.090	11/22/18	1,604,791
CNH	20,000,000	China Government Bond	3.090	06/29/20	3,117,009
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,370,667
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,457,641
CNH	19,000,000	China Government Bond	3.100	06/29/22	2,854,648
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,359,881
CNH	12,500,000	China Government Bond	3.480	06/29/27	1,863,301

		Total Sovereign Debt Obligations (Cost $30,817,511)			29,490,757

	Number of Shares
		Money Market Fund—0.6%
	1,147,533	Invesco Premier Portfolio—Institutional Class(b) (Cost $1,147,533)			1,147,533

		Total Investments (Cost $188,734,748)—99.2%			183,707,266
		Other assets less liabilities—0.8%			1,541,831

		Net Assets—100.0%			$185,249,097

Investment Abbreviations:

CNH—Chinese Yuan

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Venezuela	4.6
Brazil	4.5
Turkey	4.5
Colombia	4.4
Panama	4.4
Peru	4.4
Romania	4.4
El Salvador	4.3
Hungary	4.3
South Africa	4.3
Mexico	4.3

Indonesia	4.3
Philippines	4.3
Latvia	4.3
Uruguay	4.2
Poland	4.2
Qatar	4.2
Croatia	4.2
Lithuania	4.2
Sri Lanka	4.2
South Korea	4.2
Ukraine	4.0
Russia	3.9
Money Market Fund Plus Other Assets Less Liabilities	1.4

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.6%
	Brazil—4.5%
$22,087,000	Brazilian Government International Bond	8.250%	01/20/34	$29,927,885
24,409,000	Brazilian Government International Bond	7.125	01/20/37	30,023,070
28,864,000	Brazilian Government International Bond	5.625	01/07/41	30,090,720

				90,041,675

	Colombia—4.4%
21,608,000	Colombia Government International Bond	8.125	05/21/24	28,630,600
22,293,000	Colombia Government International Bond	7.375	09/18/37	29,315,295
25,688,000	Colombia Government International Bond	6.125	01/18/41	29,476,980

				87,422,875

	Croatia—4.2%
25,256,000	Croatia Government International Bond	6.750	11/05/19	27,813,170
25,886,000	Croatia Government International Bond	6.625	07/14/20	28,345,170
25,969,000	Croatia Government International Bond	6.375	03/24/21	28,046,520

				84,204,860

	El Salvador—4.3%
26,855,000	El Salvador Government International Bond	8.250	04/10/32	30,077,600
27,901,000	El Salvador Government International Bond	7.650	06/15/35	29,121,669
26,075,000	El Salvador Government International Bond	7.625	02/01/41	27,183,187

				86,382,456

	Hungary—4.3%
25,770,000	Hungary Government International Bond	6.250	01/29/20	28,643,355
25,379,000	Hungary Government International Bond	6.375	03/29/21	28,361,032
24,138,000	Hungary Government International Bond	7.625	03/29/41	29,025,945

				86,030,332

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Indonesia—4.3%
$21,815,000	Indonesia Government International Bond	8.500%	10/12/35	$28,332,231
26,595,000	Indonesia Government International Bond	6.625	02/17/37	28,888,819
23,163,000	Indonesia Government International Bond	7.750	01/17/38	28,171,999

				85,393,049

	Latvia—4.3%
43,319,000	Republic of Latvia	2.750	01/12/20	42,062,749
38,543,000	Republic of Latvia	5.250	06/16/21	42,597,724

				84,660,473

	Lithuania—4.2%
23,342,000	Lithuania Government International Bond	7.375	02/11/20	28,360,530
24,059,000	Lithuania Government International Bond	6.125	03/09/21	27,776,116
23,487,000	Lithuania Government International Bond	6.625	02/01/22	28,037,606

				84,174,252

	Mexico—4.3%
25,393,000	Mexico Government International Bond, MTN	6.050	01/11/40	29,430,487
20,488,000	Mexico Government International Bond, Series A, MTN	7.500	04/08/33	27,402,700
23,055,000	Mexico Government International Bond, Series A, MTN	6.750	09/27/34	28,818,750

				85,651,937

	Panama—4.4%
23,376,000	Panama Government International Bond	7.125	01/29/26	29,453,760
20,270,000	Panama Government International Bond	8.875	09/30/27	28,631,375
24,167,000	Panama Government International Bond	6.700	01/26/36	29,151,444

				87,236,579

	Peru—4.4%
22,065,000	Peruvian Government International Bond	7.350	07/21/25	29,015,475
19,202,000	Peruvian Government International Bond	8.750	11/21/33	28,947,015
26,549,000	Peruvian Government International Bond	5.625	11/18/50	29,037,969

				87,000,459

	Philippines—4.3%
18,618,000	Philippine Government International Bond	9.500	02/02/30	29,183,715
19,868,000	Philippine Government International Bond	7.750	01/14/31	27,393,005
22,402,000	Philippine Government International Bond	6.375	10/23/34	28,114,510

				84,691,230

	Poland—4.2%
25,274,000	Poland Government International Bond	5.125	04/21/21	28,085,733
25,651,000	Poland Government International Bond	5.000	03/23/22	27,991,654
30,159,000	Poland Government International Bond	3.000	03/17/23	28,364,539

				84,441,926

	Qatar—4.2%
16,917,000	Qatar Government International Bond	9.750	06/15/30	26,728,860
24,233,000	Qatar Government International Bond	6.400	01/20/40	29,108,680
25,673,000	Qatar Government International Bond	5.750	01/20/42	28,432,847

				84,270,387

	Romania—4.4%
36,355,000	Romanian Government International Bond, MTN	6.750	02/07/22	43,171,562
42,924,000	Romanian Government International Bond, MTN	4.375	08/22/23	43,675,170

				86,846,732

	Russia—3.9%
27,600,000	Russian Foreign Bond—Eurobond	4.875	09/16/23	26,323,500
28,200,000	Russian Foreign Bond—Eurobond	5.625	04/04/42	26,226,000
27,800,000	Russian Foreign Bond—Eurobond	5.875	09/16/43	26,062,500

				78,612,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	South Africa—4.3%
$25,556,000	South Africa Government International Bond	5.500%	03/09/20	$27,919,930
25,654,000	South Africa Government International Bond	5.875	05/30/22	28,577,273
25,671,000	South Africa Government International Bond	6.250	03/08/41	29,200,763

				85,697,966

	South Korea—4.2%
33,646,000	Republic of Korea	7.125	04/16/19	41,342,522
40,264,000	Republic of Korea	3.875	09/11/23	42,629,510

				83,972,032

	Sri Lanka—4.2%
26,359,000	Sri Lanka Government International Bond	6.250	10/04/20	27,644,001
27,139,000	Sri Lanka Government International Bond	6.250	07/27/21	28,088,865
28,065,000	Sri Lanka Government International Bond	5.875	07/25/22	28,275,488

				84,008,354

	Turkey—4.5%
23,907,000	Turkey Government International Bond	8.000	02/14/34	30,679,853
26,009,000	Turkey Government International Bond	6.875	03/17/36	29,851,830
24,191,000	Turkey Government International Bond	7.250	03/05/38	28,968,722

				89,500,405

	Ukraine—4.0%
30,004,000	Ukraine Government International Bond	9.250	07/24/17	27,303,640
30,912,000	Ukraine Government International Bond	6.750	11/14/17	26,352,480
30,462,000	Ukraine Government International Bond	7.750	09/23/20	25,968,855

				79,624,975

	Uruguay—4.2%
21,369,000	Uruguay Government International Bond	8.000	11/18/22	27,459,165
21,945,000	Uruguay Government International Bond	7.875	01/15/33	29,104,556
21,335,000	Uruguay Government International Bond	7.625	03/21/36	28,082,194

				84,645,915

	Venezuela—4.6%
27,945,000	Venezuela Government International Bond	13.625	08/15/18	29,691,563
37,982,000	Venezuela Government International Bond	7.000	12/01/18	31,411,114
32,610,000	Venezuela Government International Bond	11.750	10/21/26	30,408,825

				91,511,502

	Total Sovereign Debt Obligations (Cost $2,066,813,324)			1,966,022,371

Number of Shares
	Money Market Fund—0.5%
9,849,108	Invesco Premier Portfolio—Institutional Class(a) (Cost $9,849,108)			9,849,108

	Total Investments (Cost $2,076,662,432)—99.1%			1,975,871,479
	Other assets less liabilities—0.9%			17,615,805

	Net Assets—100.0%			$1,993,487,284

Investment Abbreviations:

MTN—Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Russia	9.8
Brazil	9.0
Indonesia	8.2
Mexico	8.2
South Korea	7.1
Poland	5.0
Czech Republic	4.8
Israel	4.6
Malaysia	4.6
Philippines	4.5
Colombia	4.4
Chile	4.4
Thailand	4.3
South Africa	4.2
Hungary	4.0
Peru	3.9
China	3.7
Turkey	3.5
Other Assets Less Liabilities	1.8

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations—98.2%
		Brazil—9.0%
BRL	500,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$213,132
BRL	450,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	176,525

					389,657

		Chile—4.4%
CLP	20,000,000	Chile Government International Bond	6.000	01/01/18	37,326
CLP	80,000,000	Chile Government International Bond	6.000	01/01/20	151,413

					188,739

		China—3.7%
CNH	1,000,000	China Government Bond	2.560	06/29/17	159,402

		Colombia—4.4%
COP	150,000,000	Colombian TES, Series B	7.250	06/15/16	80,890
COP	200,000,000	Colombian TES, Series B	7.000	05/04/22	108,210

					189,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		Czech Republic—4.8%
CZK	1,500,000	Czech Republic Government Bond, Series 51	4.000%	04/11/17	$83,517
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	123,638

					207,155

		Hungary—4.0%
HUF	35,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	173,361

		Indonesia—8.2%
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	104,029
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	84,529
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	163,339

					351,897

		Israel—4.6%
ILS	400,000	Israel Government Bond, Series 0122	5.500	01/31/22	136,473
ILS	200,000	Israel Government Bond, Series 0816	4.250	08/31/16	62,144

					198,617

		Malaysia—4.6%
MYR	150,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	46,464
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	152,131

					198,595

		Mexico—8.2%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	155,949
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	195,517

					351,466

		Peru—3.9%
PEN	200,000	Peru Government Bond	7.840	08/12/20	79,710
PEN	250,000	Peru Government Bond	6.900	08/12/37	89,494

					169,204

		Philippines—4.5%
PHP	4,000,000	Philippine Government Bond, Series 2017	8.000	07/19/31	120,770
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	71,570

					192,340

		Poland—5.0%
PLN	300,000	Poland Government Bond, Series 0922	5.750	09/23/22	111,569
PLN	300,000	Poland Government Bond, Series 1016	4.750	10/25/16	103,927

					215,496

		Russia—9.8%
RUB	9,000,000	Russian Federal Bond—OFZ, Series 5080	7.400	04/19/17	244,207
RUB	7,000,000	Russian Federal Bond—OFZ, Series 6209	7.600	07/20/22	178,449

					422,656

		South Africa—4.2%
ZAR	1,200,000	South Africa Government Bond, Series R186	10.500	12/21/26	131,961
ZAR	500,000	South Africa Government Bond, Series R203	8.250	09/15/17	48,465

					180,426

		South Korea—7.1%
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	306,712

		Thailand—4.3%
THB	3,000,000	Thailand Government Bond	3.250	06/16/17	94,938
THB	3,000,000	Thailand Government Bond	3.580	12/17/27	90,234

					185,172

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations (continued)
		Turkey—3.5%
TRY	300,000	Turkey Government Bond	10.500%	01/15/20	$150,397

		Total Investments (Cost $4,898,375)—98.2%			4,230,392
		Other assets less liabilities—1.8%			78,800

		Net Assets—100.0%			$4,309,192

Investment Abbreviations:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Yuan

COP—Colombian Peso

CZK—Czech Koruna

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Sheqel

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

THB—Thai Baht

TRY—Turkish Lira

ZAR—South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Portfolio Composition

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Oil & Gas	12.3
Healthcare-Services	6.5
Telecommunications	5.7
Commercial Services	5.6
Retail	5.3
Media	4.7
Diversified Financial Services	4.5
Electric	3.3
Packaging & Containers	3.1
Chemicals	2.9
Banks	2.4
Auto Parts & Equipment	2.2
Auto Manufacturers	2.1
Lodging	2.1
Building Materials	2.1
Pipelines	1.9
Home Builders	1.9
Internet	1.8
Oil & Gas Services	1.8
Iron/Steel	1.8
Entertainment	1.8
Semiconductors	1.7
Food	1.6
Coal	1.6

Electronics	1.5
Pharmaceuticals	1.5
REITs	1.4
Healthcare-Products	1.3
Aerospace/Defense	1.3
Apparel	1.2
Mining	1.0
Advertising	0.9
Miscellaneous Manufacturing	0.9
Electrical Components & Equipment	0.8
Leisure Time	0.6
Machinery-Construction & Mining	0.5
Airlines	0.5
Environmental Control	0.5
Beverages	0.5
Transportation	0.5
Real Estate	0.5
Computers	0.4
Forest Products & Paper	0.4
Machinery-Diversified	0.4
Holding Companies-Diversified	0.3
Biotechnology	0.3
Engineering & Construction	0.3
Home Furnishings	0.2
Housewares	0.0
Money Market Fund Plus Other Assets Less Liabilities	1.6

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.4%
	Advertising—0.9%
$1,443,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,491,485
1,700,000	Interpublic Group of Cos., Inc. (The)	3.750	02/15/23	1,687,024
2,380,000	Lamar Media Corp.	5.875	02/01/22	2,552,550

				5,731,059

	Aerospace/Defense—1.3%
2,400,000	Alliant Techsystems, Inc.	6.875	09/15/20	2,622,000
2,400,000	B/E Aerospace, Inc.	5.250	04/01/22	2,496,000
1,200,000	GenCorp, Inc.	7.125	03/15/21	1,308,000
985,000	Triumph Group, Inc.	8.625	07/15/18	1,044,100
1,000,000	Triumph Group, Inc.	4.875	04/01/21	990,000

				8,460,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Airlines—0.5%
$3,000,000	US Airways Group, Inc.	6.125%	06/01/18	$3,165,000

	Apparel—1.2%
2,500,000	Hanesbrands, Inc.	6.375	12/15/20	2,737,500
2,000,000	Nine West Holdings, Inc.(a)	8.250	03/15/19	1,980,000
1,500,000	William Carter Co. (The)(a)	5.250	08/15/21	1,560,000
1,410,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,529,850

				7,807,350

	Auto Manufacturers—2.1%
6,500,000	General Motors Co.(a)	3.500	10/02/18	6,654,375
6,800,000	General Motors Co.(a)	4.875	10/02/23	7,063,500

				13,717,875

	Auto Parts & Equipment—2.2%
1,400,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	1,524,250
1,500,000	Dana Holding Corp.	6.500	02/15/19	1,601,250
1,600,000	Dana Holding Corp.	5.375	09/15/21	1,660,000
5,140,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,711,825
2,680,000	Tenneco, Inc.	6.875	12/15/20	2,948,000
1,000,000	Titan International, Inc.(a)	6.875	10/01/20	1,065,000

				14,510,325

	Banks—2.4%
3,950,000	CIT Group, Inc.	5.000	05/15/17	4,231,437
6,201,000	Regions Bank	7.500	05/15/18	7,333,445
3,637,000	Synovus Financial Corp.	5.125	06/15/17	3,846,128

				15,411,010

	Beverages—0.5%
1,400,000	Constellation Brands, Inc.	7.250	05/15/17	1,620,500
1,500,000	Constellation Brands, Inc.	4.250	05/01/23	1,477,500

				3,098,000

	Biotechnology—0.3%
1,975,000	Bio-Rad Laboratories, Inc.	4.875	12/15/20	2,081,164

	Building Materials—2.1%
1,500,000	Griffon Corp.(a)	5.250	03/01/22	1,485,000
1,150,000	Headwaters, Inc.	7.625	04/01/19	1,242,000
1,955,000	Masco Corp.	6.125	10/03/16	2,165,162
1,700,000	Masco Corp.	7.125	03/15/20	1,984,750
3,000,000	Owens Corning	4.200	12/15/22	2,997,153
1,495,000	Vulcan Materials Co.	6.500	12/01/16	1,671,597
1,600,000	Vulcan Materials Co.	7.500	06/15/21	1,892,000

				13,437,662

	Chemicals—2.9%
3,350,000	Ashland, Inc.	3.875	04/15/18	3,458,875
1,600,000	Celanese US Holdings LLC	6.625	10/15/18	1,692,000
1,600,000	Celanese US Holdings LLC	4.625	11/15/22	1,616,000
2,210,000	Chemtura Corp.	5.750	07/15/21	2,303,925
3,700,000	Huntsman International LLC	4.875	11/15/20	3,764,750
1,400,000	Kraton Polymers LLC	6.750	03/01/19	1,491,875
1,621,000	PolyOne Corp.	5.250	03/15/23	1,645,315
2,900,000	Rockwood Specialties Group, Inc.	4.625	10/15/20	2,987,000

				18,959,740

	Coal—1.6%
1,600,000	Alpha Natural Resources, Inc.	9.750	04/15/18	1,512,000
1,800,000	Alpha Natural Resources, Inc.	6.000	06/01/19	1,377,000
1,600,000	CONSOL Energy, Inc.	8.000	04/01/17	1,667,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Coal (continued)
$1,800,000	CONSOL Energy, Inc.	8.250%	04/01/20	$1,968,750
1,800,000	Peabody Energy Corp.	6.000	11/15/18	1,921,500
1,900,000	Peabody Energy Corp.	6.250	11/15/21	1,938,000

				10,384,930

	Commercial Services—5.6%
2,000,000	ADT Corp. (The)	2.250	07/15/17	1,983,750
2,200,000	ADT Corp. (The)	3.500	07/15/22	1,947,000
2,216,000	Avis Budget Car Rental LLC	8.250	01/15/19	2,371,120
2,400,000	Avis Budget Car Rental LLC	5.500	04/01/23	2,436,000
3,100,000	CoreLogic, Inc.	7.250	06/01/21	3,379,000
2,000,000	FTI Consulting, Inc.	6.750	10/01/20	2,162,500
1,350,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,491,750
5,312,000	Hertz Corp. (The)	6.750	04/15/19	5,723,680
2,900,000	Iron Mountain, Inc.	6.000	08/15/23	3,095,750
3,700,000	PHH Corp.	6.375	08/15/21	3,848,000
348,000	R.R. Donnelley & Sons Co.	7.250	05/15/18	405,420
2,050,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	2,357,500
2,755,000	United Rentals North America, Inc.	7.625	04/15/22	3,113,150
1,765,000	Verisk Analytics, Inc.	5.800	05/01/21	1,968,104

				36,282,724

	Computers—0.4%
2,700,000	NCR Corp.(a)	6.375	12/15/23	2,902,500

	Diversified Financial Services—4.5%
1,100,000	Aircastle Ltd.	6.750	04/15/17	1,237,500
1,100,000	Aircastle Ltd.	6.250	12/01/19	1,190,750
2,700,000	Discover Financial Services	6.450	06/12/17	3,083,891
2,723,000	Discover Financial Services	5.200	04/27/22	2,965,091
2,200,000	E*TRADE Financial Corp.	6.750	06/01/16	2,389,750
2,127,000	E*TRADE Financial Corp.	6.375	11/15/19	2,321,089
6,622,000	International Lease Finance Corp.	8.750	03/15/17	7,727,046
1,242,000	National Money Mart Co.	10.375	12/15/16	1,310,310
3,300,000	SLM Corp., MTN	6.250	01/25/16	3,572,250
3,308,000	SLM Corp., MTN	8.000	03/25/20	3,833,145

				29,630,822

	Electric—3.3%
3,228,000	AES Corp. (The)	8.000	10/15/17	3,841,320
3,100,000	AES Corp. (The)	7.375	07/01/21	3,565,000
4,100,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,130,557
4,200,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,135,001
2,500,000	NRG Energy, Inc.	7.625	01/15/18	2,843,750
2,650,000	NRG Energy, Inc.	8.250	09/01/20	2,938,188

				21,453,816

	Electrical Components & Equipment—0.8%
2,470,000	Anixter, Inc.	5.625	05/01/19	2,649,075
2,700,000	WESCO Distribution, Inc.(a)	5.375	12/15/21	2,754,000

				5,403,075

	Electronics—1.5%
5,900,000	Flextronics International Ltd.	5.000	02/15/23	5,959,000
1,600,000	Jabil Circuit, Inc.	8.250	03/15/18	1,916,000
2,100,000	Jabil Circuit, Inc.	4.700	09/15/22	2,094,750

				9,969,750

	Engineering & Construction—0.3%
2,100,000	MasTec, Inc.	4.875	03/15/23	2,037,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Entertainment—1.8%
$2,400,000	Cinemark USA, Inc.	5.125%	12/15/22	$2,412,000
1,525,000	National CineMedia LLC	6.000	04/15/22	1,608,875
2,300,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	2,507,000
3,480,000	Regal Entertainment Group	5.750	03/15/22	3,593,100
1,307,000	Vail Resorts, Inc.	6.500	05/01/19	1,378,068

				11,499,043

	Environmental Control—0.5%
2,075,000	Covanta Holding Corp.	7.250	12/01/20	2,285,094
855,000	Darling International, Inc.(a)	5.375	01/15/22	879,581

				3,164,675

	Food—1.6%
1,400,000	B&G Foods, Inc.	4.625	06/01/21	1,396,500
1,700,000	Chiquita Brands International, Inc.	7.875	02/01/21	1,901,875
4,348,000	Dean Foods Co.	7.000	06/01/16	4,793,670
1,750,000	Post Holdings, Inc.	7.375	02/15/22	1,876,875
500,000	TreeHouse Foods, Inc.	4.875	03/15/22	507,500

				10,476,420

	Forest Products & Paper—0.4%
960,000	Cascades, Inc. (Canada)	7.750	12/15/17	1,001,160
1,583,000	Clearwater Paper Corp.	7.125	11/01/18	1,683,916

				2,685,076

	Healthcare-Products—1.3%
2,300,000	Alere, Inc.	7.250	07/01/18	2,535,750
2,500,000	Hologic, Inc.	6.250	08/01/20	2,656,250
1,500,000	Hospira, Inc.	6.050	03/30/17	1,657,995
1,500,000	Hospira, Inc.	5.800	08/12/23	1,657,999

				8,507,994

	Healthcare-Services—6.5%
1,908,000	Centene Corp.	5.750	06/01/17	2,094,030
2,999,000	CHS/Community Health Systems, Inc.	8.000	11/15/19	3,295,151
4,500,000	CHS/Community Health Systems, Inc.(a)	6.875	02/01/22	4,685,625
3,700,000	DaVita HealthCare Partners, Inc.	5.750	08/15/22	3,931,250
4,900,000	HCA, Inc.	6.500	02/15/16	5,328,750
4,784,000	HCA, Inc.	6.500	02/15/20	5,346,120
3,250,000	Health Net, Inc.	6.375	06/01/17	3,550,625
2,350,000	Kindred Healthcare, Inc.	8.250	06/01/19	2,520,375
2,500,000	LifePoint Hospitals, Inc.(a)	5.500	12/01/21	2,606,250
1,700,000	Tenet Healthcare Corp.	6.250	11/01/18	1,877,225
1,700,000	Tenet Healthcare Corp.(a)	6.000	10/01/20	1,788,188
2,606,000	Universal Health Services, Inc.	7.125	06/30/16	2,931,750
2,600,000	WellCare Health Plans, Inc.	5.750	11/15/20	2,788,500

				42,743,839

	Holding Companies-Diversified—0.3%
1,000,000	Leucadia National Corp.	8.125	09/15/15	1,090,400
1,000,000	Leucadia National Corp.	5.500	10/18/23	1,054,010

				2,144,410

	Home Builders—1.9%
1,900,000	Centex Corp.	6.500	05/01/16	2,099,500
1,300,000	D.R. Horton, Inc.	3.750	03/01/19	1,300,000
1,570,000	D.R. Horton, Inc.	4.375	09/15/22	1,556,262
1,600,000	KB Home	7.000	12/15/21	1,720,000
2,356,000	Lennar Corp., Series B	5.600	05/31/15	2,467,910
445,000	Standard Pacific Corp.	8.375	05/15/18	527,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Home Builders (continued)
$400,000	Standard Pacific Corp.	8.375%	01/15/21	$476,000
850,000	Toll Brothers Finance Corp.	8.910	10/15/17	1,024,250
1,155,000	Toll Brothers Finance Corp.	5.875	02/15/22	1,244,513

				12,415,760

	Home Furnishings—0.2%
1,400,000	Tempur Sealy International, Inc.	6.875	12/15/20	1,533,000

	Housewares—0.0%
103,000	Libbey Glass, Inc.	6.875	05/15/20	106,291

	Internet—1.8%
800,000	Cyrusone LP	6.375	11/15/22	854,000
2,101,000	Equinix, Inc.	5.375	04/01/23	2,148,272
2,770,000	Expedia, Inc.	5.950	08/15/20	3,075,883
1,900,000	IAC/InterActiveCorp	4.750	12/15/22	1,876,250
2,000,000	Netflix, Inc.(a)	5.750	03/01/24	2,080,000
1,850,000	VeriSign, Inc.	4.625	05/01/23	1,780,625

				11,815,030

	Iron/Steel—1.8%
2,755,000	Commercial Metals Co.	7.350	08/15/18	3,144,144
3,150,000	Steel Dynamics, Inc.	7.625	03/15/20	3,425,625
2,200,000	United States Steel Corp.	6.050	06/01/17	2,392,500
2,292,000	United States Steel Corp.	7.375	04/01/20	2,578,500

				11,540,769

	Leisure Time—0.6%
1,700,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	1,895,500
2,200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	2,255,000

				4,150,500

	Lodging—2.1%
2,100,000	Choice Hotels International, Inc.	5.750	07/01/22	2,228,625
1,500,000	Felcor Lodging LP	6.750	06/01/19	1,612,500
2,100,000	MGM Resorts International	6.625	07/15/15	2,231,250
2,100,000	MGM Resorts International	7.750	03/15/22	2,447,550
4,465,000	Wynn Las Vegas LLC	7.750	08/15/20	4,956,597

				13,476,522

	Machinery-Construction & Mining—0.5%
2,975,000	Terex Corp.	6.000	05/15/21	3,198,125

	Machinery-Diversified—0.4%
2,200,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,480,500

	Media—4.7%
1,835,000	AMC Networks, Inc.	7.750	07/15/21	2,064,375
1,900,000	Cablevision Systems Corp.	8.625	09/15/17	2,242,000
5,590,000	CCO Holdings LLC	6.625	01/31/22	6,044,188
4,000,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,300,000
1,900,000	CSC Holdings LLC	6.750	11/15/21	2,125,625
2,643,000	DISH DBS Corp.	7.125	02/01/16	2,894,085
2,600,000	DISH DBS Corp.	6.750	06/01/21	2,944,500
1,850,000	McClatchy Co. (The)	9.000	12/15/22	2,122,875
1,935,000	Nielsen Finance LLC	7.750	10/15/18	2,068,031
1,900,000	Nielsen Finance LLC	4.500	10/01/20	1,923,750
1,900,000	Sinclair Television Group, Inc.	6.125	10/01/22	1,949,875

				30,679,304

	Mining—1.0%
1,750,000	Alcoa, Inc.	5.550	02/01/17	1,904,031
3,500,000	Alcoa, Inc.	5.400	04/15/21	3,702,514
1,200,000	Hecla Mining Co.	6.875	05/01/21	1,167,000

				6,773,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Miscellaneous Manufacturing—0.9%
$2,550,000	Harsco Corp.	5.750%	05/15/18	$2,736,469
2,600,000	SPX Corp.	6.875	09/01/17	2,964,000

				5,700,469

	Oil & Gas—12.3%
1,800,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,926,000
3,700,000	Berry Petroleum Co.	6.375	09/15/22	3,811,000
1,700,000	Bill Barrett Corp.	7.625	10/01/19	1,844,500
700,000	Bonanza Creek Energy, Inc.	6.750	04/15/21	752,500
1,000,000	Carrizo Oil & Gas, Inc.	8.625	10/15/18	1,075,000
3,160,000	Chesapeake Energy Corp.	9.500	02/15/15	3,383,570
3,317,000	Chesapeake Energy Corp.	6.625	08/15/20	3,744,064
2,300,000	Cimarex Energy Co.	5.875	05/01/22	2,512,750
1,300,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,391,000
2,300,000	Concho Resources, Inc.	5.500	04/01/23	2,406,375
3,376,000	Denbury Resources, Inc.	4.625	07/15/23	3,228,300
1,500,000	EP Energy LLC	9.375	05/01/20	1,736,250
400,000	Forest Oil Corp.	7.500	09/15/20	348,000
700,000	Kodiak Oil & Gas Corp.	8.125	12/01/19	780,500
1,150,000	Laredo Petroleum, Inc.(a)	5.625	01/15/22	1,174,437
5,400,000	Murphy Oil USA, Inc.(a)	6.000	08/15/23	5,602,500
3,400,000	Newfield Exploration Co.	5.625	07/01/24	3,561,500
500,000	Oasis Petroleum, Inc.	7.250	02/01/19	536,250
1,000,000	Offshore Group Investment Ltd.	7.500	11/01/19	1,045,000
1,590,000	Parker Drilling Co.(a)	6.750	07/15/22	1,653,600
1,300,000	PDC Energy, Inc.	7.750	10/15/22	1,433,250
2,625,000	QEP Resources, Inc.	6.875	03/01/21	2,913,750
2,500,000	Range Resources Corp.	6.750	08/01/20	2,706,250
800,000	Resolute Energy Corp.	8.500	05/01/20	840,000
1,400,000	Rosetta Resources, Inc.	5.625	05/01/21	1,431,500
2,600,000	SandRidge Energy, Inc.	7.500	03/15/21	2,775,500
1,850,000	SM Energy Co.	6.625	02/15/19	1,986,437
2,000,000	Stone Energy Corp.	7.500	11/15/22	2,180,000
1,700,000	Swift Energy Co.	7.875	03/01/22	1,700,000
2,100,000	Tesoro Corp.	4.250	10/01/17	2,226,000
2,123,000	Tesoro Corp.	5.375	10/01/22	2,213,228
2,100,000	Unit Corp.	6.625	05/15/21	2,236,500
1,830,000	W&T Offshore, Inc.	8.500	06/15/19	1,985,550
2,823,000	Western Refining, Inc.	6.250	04/01/21	2,950,035
1,140,000	Whiting Petroleum Corp.	6.500	10/01/18	1,208,400
1,300,000	Whiting Petroleum Corp.	5.000	03/15/19	1,374,750
1,200,000	Whiting Petroleum Corp.	5.750	03/15/21	1,290,000
2,200,000	WPX Energy, Inc.	5.250	01/15/17	2,367,750
1,900,000	WPX Energy, Inc.	6.000	01/15/22	1,973,625

				80,305,621

	Oil & Gas Services—1.8%
1,475,000	Basic Energy Services, Inc.	7.750	02/15/19	1,585,625
1,392,000	Forum Energy Technologies, Inc.(a)	6.250	10/01/21	1,485,960
1,350,000	Hornbeck Offshore Services, Inc.	5.875	04/01/20	1,410,750
1,850,000	Key Energy Services, Inc.	6.750	03/01/21	1,961,000
2,510,000	Oil States International, Inc.	6.500	06/01/19	2,641,775
2,200,000	SESI LLC	7.125	12/15/21	2,486,000

				11,571,110

	Packaging & Containers—3.1%
3,722,000	Ball Corp.	4.000	11/15/23	3,470,765
3,505,000	Crown Americas LLC	6.250	02/01/21	3,811,687
4,100,000	Crown Americas LLC	4.500	01/15/23	3,936,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers (continued)
$2,500,000	Graphic Packaging International, Inc.	4.750%	04/15/21	$2,500,000
3,717,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	4,135,163
2,200,000	Silgan Holdings, Inc.	5.000	04/01/20	2,277,000

				20,130,615

	Pharmaceuticals—1.5%
2,500,000	Endo Health Solutions, Inc.	7.000	07/15/19	2,700,000
1,900,000	Forest Laboratories, Inc.(a)	4.375	02/01/19	2,023,500
1,900,000	Forest Laboratories, Inc.(a)	5.000	12/15/21	2,035,375
2,600,000	Omnicare, Inc.	7.750	06/01/20	2,860,000

				9,618,875

	Pipelines—1.9%
6,291,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	6,716,033
4,951,000	ONEOK, Inc.	4.250	02/01/22	4,816,085
1,000,000	Sabine Pass Liquefaction LLC(a)	6.250	03/15/22	1,050,000

				12,582,118

	Real Estate—0.5%
3,000,000	CBRE Services, Inc.	5.000	03/15/23	3,037,500

	REITs—1.4%
3,000,000	Crown Castle International Corp.	5.250	01/15/23	3,097,500
1,000,000	DuPont Fabros Technology LP	5.875	09/15/21	1,047,500
1,800,000	EPR Properties	5.750	08/15/22	1,941,016
1,300,000	MPT Operating Partnership LP	6.875	05/01/21	1,420,250
1,825,000	Omega Healthcare Investors, Inc.	6.750	10/15/22	1,993,812

				9,500,078

	Retail—5.3%
1,795,000	AutoNation, Inc.	6.750	04/15/18	2,073,225
1,700,000	AutoNation, Inc.	5.500	02/01/20	1,853,000
3,700,000	Best Buy Co., Inc.	5.000	08/01/18	3,848,000
3,704,000	Best Buy Co., Inc.	5.500	03/15/21	3,815,120
2,550,000	Limited Brands, Inc.	6.900	07/15/17	2,913,375
2,700,000	Limited Brands, Inc.	5.625	02/15/22	2,851,875
2,760,000	Penske Automotive Group, Inc.	5.750	10/01/22	2,901,450
2,700,000	PVH Corp.	4.500	12/15/22	2,669,625
4,100,000	QVC, Inc.(a)	4.850	04/01/24	4,209,183
5,000,000	Rite Aid Corp.	8.000	08/15/20	5,550,000
2,100,000	Sally Holdings LLC	5.750	06/01/22	2,241,750

				34,926,603

	Semiconductors—1.7%
95,000	Advanced Micro Devices, Inc.	8.125	12/15/17	99,750
1,000,000	Advanced Micro Devices, Inc.(a)	6.750	03/01/19	1,040,000
1,700,000	Advanced Micro Devices, Inc.	7.750	08/01/20	1,814,750
2,495,000	Amkor Technology, Inc.	6.625	06/01/21	2,694,600
4,900,000	Micron Technology, Inc.(a)	5.875	02/15/22	5,181,750

				10,830,850

	Telecommunications—5.7%
3,600,000	CenturyLink, Inc., Series S	6.450	06/15/21	3,897,000
2,300,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,541,500
3,065,000	Embarq Corp.	7.082	06/01/16	3,414,533
2,230,000	Frontier Communications Corp.	8.250	04/15/17	2,606,312
2,200,000	Frontier Communications Corp.	8.500	04/15/20	2,572,625
1,300,000	GCI, Inc.	8.625	11/15/19	1,395,875
2,000,000	Hughes Satellite Systems Corp.	6.500	06/15/19	2,210,000
1,700,000	SBA Telecommunications, Inc.	5.750	07/15/20	1,793,500
3,200,000	T-Mobile USA, Inc. (Germany)	6.731	04/28/22	3,464,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Telecommunications (continued)
$1,935,000	tw Telecom Holdings, Inc.	5.375%	10/01/22	$1,971,281
1,200,000	ViaSat, Inc.	6.875	06/15/20	1,291,500
4,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/21	4,130,000
5,200,000	Windstream Corp.	7.750	10/15/20	5,642,000

				36,930,126

	Transportation—0.5%
1,578,000	Bristow Group, Inc.	6.250	10/15/22	1,698,323
1,300,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,355,250

				3,053,573

	Total Corporate Bonds (Cost $623,117,366)			642,022,243

Number of Shares
	Money Market Fund—0.2%
1,315,533	Invesco Premier Portfolio—Institutional Class(b) (Cost $1,315,533)			1,315,533

	Total Investments (Cost $624,432,899)—98.6%			643,337,776
	Other assets less liabilities—1.4%			9,292,530

	Net Assets—100.0%			$652,630,306

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $62,960,324, which represented 9.65% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Portfolio Composition

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Banks	10.0
Insurance	7.4
Retail	6.8
Pharmaceuticals	6.6
Oil & Gas	6.0
Electric	5.4
Diversified Financial Services	4.1
Media	3.7
Telecommunications	3.6
Food	3.4
REITs	3.2
Healthcare-Products	2.9
Semiconductors	2.7
Aerospace/Defense	2.3
Software	2.2
Healthcare-Services	2.1
Transportation	2.0
Agriculture	2.0
Computers	1.9
Chemicals	1.8
Miscellaneous Manufacturing	1.6
Oil & Gas Services	1.3

Internet	1.3
Beverages	1.3
Pipelines	1.1
Electronics	1.0
Biotechnology	1.0
Cosmetics/Personal Care	1.0
Machinery-Diversified	0.9
Household Products/Wares	0.9
Office/Business Equipment	0.9
Iron/Steel	0.8
Environmental Control	0.8
Mining	0.7
Apparel	0.5
Forest Products & Paper	0.5
Electrical Components & Equipment	0.4
Gas	0.4
Auto Parts & Equipment	0.4
Machinery-Construction & Mining	0.4
Lodging	0.4
Leisure Time	0.4
Commercial Services	0.2
Engineering & Construction	0.2
Advertising	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.3

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.7%
	Advertising—0.2%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$50,284

	Aerospace/Defense—2.3%
50,000	Boeing Co. (The)	3.500	02/15/15	51,237
50,000	Boeing Co. (The)	4.875	02/15/20	56,477
100,000	General Dynamics Corp.	2.250	11/15/22	93,941
50,000	Lockheed Martin Corp.	2.125	09/15/16	51,400
100,000	Lockheed Martin Corp.	4.250	11/15/19	110,255
50,000	Northrop Grumman Corp.	3.250	08/01/23	48,931
200,000	United Technologies Corp.	3.100	06/01/22	202,386

				614,627

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Agriculture—2.0%
$100,000	Altria Group, Inc.	9.700%	11/10/18	$132,132
100,000	Altria Group, Inc.	2.850	08/09/22	95,350
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	109,883
50,000	Lorillard Tobacco Co.	3.500	08/04/16	52,744
75,000	Philip Morris International, Inc.	5.650	05/16/18	86,191
50,000	Reynolds American, Inc.	3.250	11/01/22	47,800

				524,100

	Apparel—0.5%
150,000	NIKE, Inc.	2.250	05/01/23	140,146

	Auto Parts & Equipment—0.4%
100,000	Johnson Controls, Inc.	5.500	01/15/16	107,729

	Banks—10.0%
150,000	Bank of America Corp., MTN	6.875	04/25/18	176,872
200,000	Bank of America Corp., MTN	3.300	01/11/23	194,494
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	156,948
150,000	BB&T Corp.	5.250	11/01/19	170,000
50,000	Capital One Financial Corp.	4.750	07/15/21	55,272
250,000	Citigroup, Inc.	6.125	11/21/17	285,958
100,000	Citigroup, Inc.	8.500	05/22/19	127,543
50,000	Discover Bank	4.200	08/08/23	52,051
50,000	Fifth Third Bancorp	3.625	01/25/16	52,381
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	114,680
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	57,140
150,000	Huntington National Bank (The)	1.300	11/20/16	150,850
150,000	JPMorgan Chase & Co.	6.000	01/15/18	172,093
100,000	JPMorgan Chase & Co.	4.500	01/24/22	108,379
50,000	KeyCorp, MTN	5.100	03/24/21	56,611
100,000	Morgan Stanley, MTN	5.625	09/23/19	114,154
100,000	PNC Funding Corp.	2.700	09/19/16	103,992
50,000	State Street Corp.	3.100	05/15/23	48,040
100,000	SunTrust Banks, Inc.	3.600	04/15/16	105,107
100,000	US Bancorp, MTN	2.950	07/15/22	96,993
100,000	Wells Fargo & Co.	5.625	12/11/17	114,256
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	154,221

				2,668,035

	Beverages—1.3%
100,000	Coca-Cola Co. (The)	5.350	11/15/17	114,260
100,000	Coca-Cola Co. (The)	3.300	09/01/21	103,403
100,000	PepsiCo, Inc.	7.900	11/01/18	125,427

				343,090

	Biotechnology—1.0%
200,000	Amgen, Inc.	3.875	11/15/21	210,932
50,000	Gilead Sciences, Inc.	4.400	12/01/21	54,665

				265,597

	Chemicals—1.8%
100,000	Dow Chemical Co. (The)	2.500	02/15/16	102,926
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	117,043
50,000	Eastman Chemical Co.	2.400	06/01/17	51,151
100,000	Ecolab, Inc.	3.000	12/08/16	105,200
100,000	Praxair, Inc.	4.500	08/15/19	111,053

				487,373

	Commercial Services—0.2%
50,000	Block Financial LLC	5.500	11/01/22	53,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Computers—1.9%
$150,000	Apple, Inc.	2.400%	05/03/23	$140,430
100,000	Computer Sciences Corp.	6.500	03/15/18	115,486
100,000	EMC Corp.	2.650	06/01/20	100,920
100,000	Hewlett-Packard Co.	2.600	09/15/17	103,430
50,000	International Business Machines Corp.	5.700	09/14/17	57,244

				517,510

	Cosmetics/Personal Care—1.0%
50,000	Avon Products, Inc.	5.000	03/15/23	50,450
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	112,847
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	99,576

				262,873

	Diversified Financial Services—4.1%
100,000	American Express Co.	7.000	03/19/18	119,257
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	57,204
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	113,564
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,257
150,000	General Electric Capital Corp., MTN	4.650	10/17/21	166,277
150,000	General Electric Capital Corp., Series G, MTN	5.625	05/01/18	172,078
150,000	Jefferies Group LLC	5.125	04/13/18	164,322
200,000	Jefferies Group LLC	6.875	04/15/21	233,364

				1,081,323

	Electric—5.4%
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	121,768
100,000	Consumers Energy Co.	6.700	09/15/19	122,151
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	57,030
100,000	Entergy Texas, Inc.	7.125	02/01/19	121,012
100,000	Exelon Corp.	4.900	06/15/15	104,442
100,000	Georgia Power Co.	4.250	12/01/19	109,399
100,000	NextEra Energy Capital Holdings, Inc.	7.875	12/15/15	111,056
50,000	NiSource Finance Corp.	6.400	03/15/18	57,660
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,866
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	104,342
100,000	PPL Energy Supply LLC	4.600	12/15/21	102,038
100,000	Southern California Edison Co.	3.875	06/01/21	107,232
100,000	Virginia Electric and Power Co.	5.400	04/30/18	113,764
150,000	Xcel Energy, Inc.	4.700	05/15/20	166,234

				1,432,994

	Electrical Components & Equipment—0.4%
100,000	Emerson Electric Co.	4.875	10/15/19	113,348

	Electronics—1.0%
100,000	Agilent Technologies, Inc.	6.500	11/01/17	114,806
50,000	Honeywell International, Inc.	5.000	02/15/19	56,665
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	108,720

				280,191

	Engineering & Construction—0.2%
50,000	Fluor Corp.	3.375	09/15/21	50,691

	Environmental Control—0.8%
100,000	Republic Services, Inc.	3.800	05/15/18	106,670
100,000	Waste Management, Inc.	4.750	06/30/20	110,914

				217,584

	Food—3.4%
100,000	Campbell Soup Co.	4.250	04/15/21	106,058
100,000	ConAgra Foods, Inc.	3.200	01/25/23	96,641

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Food (continued)
$100,000	Kellogg Co.	4.000%	12/15/20	$105,489
100,000	Kroger Co. (The)	6.150	01/15/20	117,483
300,000	Mondelez International, Inc.	4.125	02/09/16	317,715
150,000	Safeway, Inc.	3.950	08/15/20	152,450

				895,836

	Forest Products & Paper—0.5%
100,000	International Paper Co.	7.950	06/15/18	122,897

	Gas—0.4%
100,000	Sempra Energy	6.500	06/01/16	110,938

	Healthcare-Products—2.9%
100,000	Baxter International, Inc.	1.850	06/15/18	99,741
100,000	Becton Dickinson and Co.	1.750	11/08/16	102,246
100,000	Covidien International Finance SA	6.000	10/15/17	114,871
100,000	Medtronic, Inc.	4.450	03/15/20	110,765
150,000	St. Jude Medical, Inc.	3.250	04/15/23	147,108
190,000	Zimmer Holdings, Inc.	4.625	11/30/19	211,121

				785,852

	Healthcare-Services—2.1%
100,000	Cigna Corp.	2.750	11/15/16	104,426
200,000	Humana, Inc.	3.150	12/01/22	194,812
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	146,911
100,000	WellPoint, Inc.	5.250	01/15/16	107,432

				553,581

	Household Products/Wares—0.9%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	231,205

	Insurance—7.4%
100,000	Aflac, Inc.	8.500	05/15/19	129,467
200,000	Allstate Corp. (The)	3.150	06/15/23	199,325
150,000	American International Group, Inc.	8.250	08/15/18	187,751
200,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	228,642
100,000	Chubb Corp. (The)	5.750	05/15/18	115,046
200,000	Hartford Financial Services Group, Inc.	5.125	04/15/22	224,983
150,000	Lincoln National Corp.	8.750	07/01/19	195,113
150,000	Loews Corp.	2.625	05/15/23	140,662
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	219,618
100,000	MetLife, Inc.	6.750	06/01/16	111,997
100,000	Prudential Financial, Inc., Series B, MTN	5.100	09/20/14	101,793
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	106,941

				1,961,338

	Internet—1.3%
100,000	eBay, Inc.	2.600	07/15/22	95,893
100,000	Google, Inc.	3.625	05/19/21	106,403
150,000	Symantec Corp.	4.200	09/15/20	155,195

				357,491

	Iron/Steel—0.8%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	109,061
100,000	Nucor Corp.	5.750	12/01/17	113,055

				222,116

	Leisure Time—0.4%
100,000	Carnival Corp.	1.875	12/15/17	100,440

	Lodging—0.4%
100,000	Marriott International, Inc.	3.000	03/01/19	102,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Machinery-Construction & Mining—0.4%
$100,000	Caterpillar, Inc.	3.900%	05/27/21	$107,382

	Machinery-Diversified—0.9%
150,000	Cummins, Inc.	3.650	10/01/23	154,327
100,000	Deere & Co.	2.600	06/08/22	97,125

				251,452

	Media—3.7%
100,000	21st Century Fox America, Inc.	5.300	12/15/14	102,992
100,000	CBS Corp.	8.875	05/15/19	129,090
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,607
100,000	NBCUniversal Media LLC	5.150	04/30/20	114,316
100,000	Time Warner Cable, Inc.	8.250	04/01/19	126,781
100,000	Viacom, Inc.	6.250	04/30/16	110,731
200,000	Viacom, Inc.	4.250	09/01/23	208,838
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	94,299

				991,654

	Mining—0.7%
100,000	Freeport-McMoRan Copper & Gold, Inc.	3.550	03/01/22	96,850
100,000	Newmont Mining Corp.	3.500	03/15/22	94,243

				191,093

	Miscellaneous Manufacturing—1.6%
200,000	3M Co., MTN	2.000	06/26/22	188,103
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	118,704
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	118,867

				425,674

	Office/Business Equipment—0.9%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	112,550
100,000	Xerox Corp.	6.350	05/15/18	116,518

				229,068

	Oil & Gas—6.0%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	111,513
200,000	Apache Corp.	3.250	04/15/22	204,207
200,000	Chevron Corp.	2.355	12/05/22	189,530
100,000	ConocoPhillips	5.750	02/01/19	116,843
150,000	ConocoPhillips Co.	2.400	12/15/22	142,414
150,000	DeVon Energy Corp.	3.250	05/15/22	149,131
100,000	Hess Corp.	8.125	02/15/19	126,075
100,000	Marathon Oil Corp.	5.900	03/15/18	114,959
200,000	Marathon Petroleum Corp.	5.125	03/01/21	224,557
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	108,939
100,000	Valero Energy Corp.	6.125	06/15/17	114,404

				1,602,572

	Oil & Gas Services—1.3%
150,000	FMC Technologies, Inc.	3.450	10/01/22	144,439
100,000	Halliburton Co.	6.150	09/15/19	119,057
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	95,730

				359,226

	Pharmaceuticals—6.6%
150,000	Abbott Laboratories	5.125	04/01/19	170,252
200,000	AbbVie, Inc.	2.900	11/06/22	195,233
150,000	Allergan, Inc.	5.750	04/01/16	162,689
100,000	AmerisourceBergen Corp.	3.500	11/15/21	103,895
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	91,691
100,000	Cardinal Health, Inc.	4.000	06/15/15	103,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$100,000	Eli Lilly & Co.	5.200%	03/15/17	$111,580
150,000	Express Scripts Holding Co.	3.125	05/15/16	157,270
150,000	Johnson & Johnson	2.950	09/01/20	156,733
100,000	McKesson Corp.	3.250	03/01/16	104,342
200,000	Merck Sharp & Dohme Corp.	4.000	06/30/15	208,739
200,000	Pfizer, Inc.	5.350	03/15/15	208,206

				1,774,113

	Pipelines—1.1%
100,000	Spectra Energy Capital LLC	6.200	04/15/18	114,398
150,000	Williams Partners LP	5.250	03/15/20	166,855

				281,253

	REITs—3.2%
150,000	Boston Properties LP	4.125	05/15/21	159,761
150,000	ERP Operating LP	4.625	12/15/21	164,202
100,000	HCP, Inc.	5.375	02/01/21	113,324
150,000	Hospitality Properties Trust	5.000	08/15/22	157,957
125,000	Ventas Realty LP	4.750	06/01/21	136,051
100,000	Weyerhaeuser Co.	7.375	10/01/19	121,925

				853,220

	Retail—6.8%
150,000	Dollar General Corp.	3.250	04/15/23	141,903
150,000	Gap, Inc. (The)	5.950	04/12/21	170,942
150,000	Home Depot, Inc. (The)	5.400	03/01/16	163,076
150,000	Home Depot, Inc. (The)	4.400	04/01/21	167,237
100,000	Kohl’s Corp.	6.250	12/15/17	115,722
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	110,847
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	142,387
100,000	McDonald’s Corp., MTN	5.350	03/01/18	113,427
125,000	Target Corp.	6.000	01/15/18	144,721
200,000	Walgreen Co.	3.100	09/15/22	194,625
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	340,361

				1,805,248

	Semiconductors—2.7%
100,000	Applied Materials, Inc.	4.300	06/15/21	108,783
100,000	Intel Corp.	1.350	12/15/17	99,935
200,000	Intel Corp.	3.300	10/01/21	206,335
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	192,006
100,000	Texas Instruments, Inc.	2.375	05/16/16	103,632

				710,691

	Software—2.2%
200,000	Adobe Systems, Inc.	3.250	02/01/15	204,015
100,000	CA, Inc.	5.375	12/01/19	112,507
50,000	Fiserv, Inc.	3.125	06/15/16	52,114
100,000	Microsoft Corp.	3.625	12/15/23	104,050
100,000	Oracle Corp.	5.750	04/15/18	115,612

				588,298

	Telecommunications—3.6%
100,000	AT&T, Inc.	5.500	02/01/18	113,490
200,000	AT&T, Inc.	3.000	02/15/22	197,222
100,000	Cisco Systems, Inc.	4.450	01/15/20	110,703
100,000	Qwest Corp.	7.500	10/01/14	102,584
200,000	Verizon Communications, Inc.	3.650	09/14/18	213,742
200,000	Verizon Communications, Inc.	5.150	09/15/23	220,881

				958,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation—2.0%
$130,000	CSX Corp.	6.250%	03/15/18	$150,241
100,000	FedEx Corp.	8.000	01/15/19	125,193
250,000	United Parcel Service, Inc.	3.125	01/15/21	258,435

				533,869

	Total Corporate Bonds (Cost $26,111,284)			26,319,246

Number of Shares
	Money Market Fund—0.4%
112,850	Invesco Premier Portfolio—Institutional Class(a) (Cost $112,850)			112,850

	Total Investments (Cost $26,224,134)—99.1%			26,432,096
	Other assets less liabilities—0.9%			226,484

	Net Assets—100.0%			$26,658,580

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Portfolio Composition

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Sovereign	13.2
Banks	13.0
Diversified Financial Services	10.9
Iron/Steel	5.8
Telecommunications	4.5
Lodging	3.6
Oil & Gas	3.4
Electric	3.1
Food	3.1
Building Materials	3.1
Mining	3.0
Healthcare-Services	2.5
Home Builders	2.5
Media	2.5
Real Estate	2.3
Coal	2.1
Machinery-Diversified	2.0
Miscellaneous Manufacturing	1.4
Chemicals	1.3

Pipelines	1.2
Leisure Time	1.1
Municipal	1.0
Semiconductors	1.0
Beverages	0.8
Packaging & Containers	0.7
Transportation	0.7
Forest Products & Paper	0.7
Airlines	0.7
Computers	0.7
Auto Manufacturers	0.7
Metal Fabricate/Hardware	0.7
Investment Companies	0.6
Healthcare-Products	0.5
Commercial Services	0.5
Regional (state/province)	0.5
REITS	0.4
Savings & Loans	0.3
Retail	0.3
Apparel	0.3
Money Market Fund Plus Other Assets Less Liabilities	3.3

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—83.5%
	Argentina—1.0%
$150,000	Argentina Boden Bonds	7.000%	10/03/15	$146,067
150,000	City of Buenos Aires Argentina, MTN	12.500	04/06/15	155,100

				301,167

	Bahamas—1.6%
450,000	Vedanta Resources PLC	6.750	06/07/16	473,063

	Bermuda—0.6%
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.	7.750	05/31/16	177,000

	Brazil—3.1%
150,000	Banco Daycoval SA, Series E, MTN	6.500	03/16/15	155,250
100,000	Banco Industrial e Comercial SA	5.250	10/25/15	103,000
200,000	Bertin SA	10.250	10/05/16	227,250
200,000	CSN Islands IX Corp	10.000	01/15/15	213,000
200,000	JBS SA	10.500	08/04/16	227,000

				925,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Bulgaria—1.0%
$300,000	Corporate Commercial Bank AD Via Northern Lights Bulgaria BV	8.250%	08/08/14	$299,993

	Canada—1.4%
250,000	Bombardier, Inc.(a)	4.250	01/15/16	260,937
150,000	Bombardier, Inc.	4.250	01/15/16	156,563

				417,500

	Cayman Islands—0.7%
200,000	Hyva Global BV	8.625	03/24/16	202,750

	China—1.4%
200,000	MCC Holding Hong Kong Corp. Ltd.	4.875	07/29/16	202,553
200,000	West China Cement Ltd.	7.500	01/25/16	207,250

				409,803

	Egypt—0.5%
150,000	Nile Finance Ltd.	5.250	08/05/15	154,665

	Finland—0.7%
200,000	UPM-Kymmene OYJ, MTN	5.625	12/01/14	205,180

	France—1.1%
100,000	Lafarge SA(b)	6.200	07/09/15	106,000
200,000	Lafarge SA	6.500	07/15/16	221,000

				327,000

	Germany—1.1%
100,000	Dresdner Bank AG	7.250	09/15/15	106,746
150,000	Fresenius US Finance II, Inc.	9.000	07/15/15	164,250
49,000	Hanson Ltd.	6.125	08/15/16	53,961

				324,957

	Greece—0.7%
200,000	Finansbank AS	5.500	05/11/16	203,500

	Hong Kong—0.3%
74,000	RKI Finance 2010 Ltd., Series E, MTN	9.500	09/21/15	77,830

	Indonesia—1.1%
300,000	Bumi Capital Pte Ltd.	12.000	11/10/16	142,500
200,000	Modernland Overseas Pte Ltd.	11.000	10/25/16	198,440

				340,940

	Israel—1.1%
300,000	Israel Electric Corp. Ltd., MTN	6.700	02/10/17	328,125

	Italy—1.0%
100,000	Telecom Italia Capital SA	6.175	06/18/14	100,737
100,000	Telecom Italia Capital SA	4.950	09/30/14	101,750
100,000	Telecom Italia Capital SA	5.250	10/01/15	105,500

				307,987

	Jersey Islands—0.5%
150,000	Consolidated Minerals Ltd.	8.875	05/01/16	157,448

	Kazakhstan—1.0%
100,000	Kazkommertsbank JSC, MTN	8.000	11/03/15	100,250
200,000	Kazkommertsbank JSC, MTN	7.500	11/29/16	198,126

				298,376

	Luxembourg—2.4%
150,000	ArcelorMittal(b)	9.500	02/15/15	159,375
200,000	ArcelorMittal(b)	4.250	02/25/15	204,500
150,000	ArcelorMittal(b)	4.250	08/05/15	154,687
200,000	ArcelorMittal(b)	4.250	03/01/16	208,000

				726,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Netherlands—1.0%
$300,000	NXP BV	3.500%	09/15/16	$307,875

	Norway—0.8%
100,000	Eksportfinans ASA	2.000	09/15/15	100,100
150,000	Eksportfinans ASA	2.375	05/25/16	150,075

				250,175

	Philippines—1.4%
200,000	BDO Unibank, Inc.	3.875	04/22/16	207,500
200,000	BDO Unibank, Inc.	4.500	02/16/17	210,500

				418,000

	Portugal—0.5%
150,000	BES Investimento do Brasil SA Banco de Investimento	5.625	03/25/15	154,200

	Russia—6.1%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	201,000
150,000	Alfa MTN Issuance Ltd., Series E, MTN	8.000	03/18/15	153,086
250,000	ALROSA Finance SA	8.875	11/17/14	256,250
200,000	Bank of Moscow Via BOM Capital PL	6.699	03/11/15	202,610
200,000	Koks OAO Via Koks Finance Ltd.	7.750	06/23/16	173,000
200,000	Severstal OAO Via Steel Capital SA	6.250	07/26/16	204,500
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA	8.250	05/23/16	159,375
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	6.493	02/02/16	460,125

				1,809,946

	Saudi Arabia—0.7%
200,000	Dar Al-Arkan Sukuk Co. Ltd.	5.750	11/25/16	202,300

	Ukraine—2.3%
200,000	City of Kiev Ukraine Via CS International	8.000	11/06/15	158,444
200,000	Ferrexpo Finance PLC	7.875	04/07/16	182,000
200,000	Metinvest BV	10.250	05/20/15	192,540
150,000	National JSC Naftogaz of Ukraine	9.500	09/30/14	136,500

				669,484

	United Kingdom—6.3%
300,000	Berau Capital Resources Pte Ltd.	12.500	07/08/15	312,750
100,000	CNH America LLC	7.250	01/15/16	109,750
150,000	CNH Industrial Capital LLC	3.875	11/01/15	154,500
300,000	CNH Industrial Capital LLC	6.250	11/01/16	330,000
200,000	Evraz Group SA	8.250	11/10/15	200,662
350,000	Royal Bank of Scotland Group PLC	5.000	10/01/14	354,586
400,000	Royal Bank of Scotland Group PLC	5.050	01/08/15	410,192

				1,872,440

	United States—41.0%
200,000	21st Century Oncology, Inc.	8.875	01/15/17	208,000
200,000	AES Corp.	7.750	10/15/15	218,250
150,000	AES Corp.	9.750	04/15/16	173,625
300,000	Ally Financial, Inc.	6.750	12/01/14	310,125
100,000	Ally Financial, Inc.	8.300	02/12/15	105,625
200,000	Ally Financial, Inc.	4.625	06/26/15	208,040
200,000	Ally Financial, Inc.	3.500	07/18/16	207,050
150,000	Ally Financial, Inc., Series 8	6.750	12/01/14	155,250
150,000	American Seafoods Group LLC	10.750	05/15/16	155,070
100,000	Amsouth Bank, Series AI	5.200	04/01/15	103,648
200,000	Ashland, Inc.	3.000	03/15/16	205,000
100,000	Best Buy Co., Inc.	3.750	03/15/16	103,500
150,000	Caesars Entertainment Operating Co., Inc.	5.625	06/01/15	149,813
100,000	Caesars Entertainment Operating Co., Inc.	10.750	02/01/16	89,500
300,000	Caesars Entertainment Operating Co., Inc.	6.500	06/01/16	273,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$156,000	Centex Corp.	5.250%	06/15/15	$164,190
150,000	CenturyLink, Inc., Series M	5.000	02/15/15	155,062
150,000	Ceridian Corp.(b)	11.250	11/15/15	152,250
150,000	Chesapeake Energy Corp.	9.500	02/15/15	160,612
150,000	Chesapeake Energy Corp.	3.250	03/15/16	152,062
200,000	CIT Group, Inc.	4.750	02/15/15	205,625
150,000	Clear Channel Communications, Inc.	5.500	09/15/14	152,250
150,000	Clear Channel Communications, Inc.	4.900	05/15/15	156,375
200,000	Constellation Brands, Inc.	7.250	09/01/16	225,500
150,000	D.R. Horton, Inc.	6.500	04/15/16	164,250
133,000	Dean Foods Co.	7.000	06/01/16	146,632
100,000	Dell, Inc.	2.300	09/10/15	101,125
100,000	Dell, Inc.	3.100	04/01/16	102,500
150,000	DISH DBS Corp.	6.625	10/01/14	153,750
100,000	DISH DBS Corp.	7.750	05/31/15	107,000
150,000	DISH DBS Corp.	7.125	02/01/16	164,250
200,000	DPL, Inc.	6.500	10/15/16	217,000
100,000	E*TRADE Financial Corp.	6.750	06/01/16	108,625
150,000	Embarq Corp.	7.082	06/01/16	167,106
150,000	HCA, Inc.	6.375	01/15/15	155,250
250,000	HCA, Inc.	6.500	02/15/16	271,875
200,000	International Lease Finance Corp	6.500	09/01/14	204,500
150,000	International Lease Finance Corp.	4.875	04/01/15	155,063
150,000	International Lease Finance Corp.(b)	8.625	09/15/15	165,000
300,000	International Lease Finance Corp.	5.750	05/15/16	323,625
150,000	International Lease Finance Corp., MTN	5.650	06/01/14	150,600
100,000	iStar Financial, Inc., Series 1 - REIT	5.875	03/15/16	107,500
90,000	Kinder Morgan Finance Co. LLC	5.700	01/05/16	96,081
150,000	Kinder Morgan, Inc.	5.150	03/01/15	154,883
100,000	Lennar Corp., Series B	5.600	05/31/15	104,750
200,000	Marquette Transportation Co. LLC	10.875	01/15/17	212,750
100,000	Masco Corp.	4.800	06/15/15	104,250
100,000	Masco Corp.	6.125	10/03/16	110,750
150,000	MGM Resorts International	6.625	07/15/15	159,375
150,000	MGM Resorts International	7.500	06/01/16	167,250
200,000	MGM Resorts International	10.000	11/01/16	238,500
150,000	Nationstar Mortgage LLC	10.875	04/01/15	151,125
200,000	NII Capital Corp.	10.000	08/15/16	76,500
100,000	Nine West Holdings, Inc.	5.125	11/15/14	102,800
150,000	Nuveen Investments, Inc.	5.500	09/15/15	157,500
200,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	222,500
150,000	Peabody Energy Corp.	7.375	11/01/16	169,125
250,000	Quicksilver Resources, Inc.	7.125	04/01/16	232,500
200,000	Realogy Group LLC (The)	3.375	05/01/16	203,250
100,000	Rockies Express Pipeline LLC	3.900	04/15/15	101,875
150,000	Royal Caribbean Cruises Ltd.	11.875	07/15/15	169,125
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	167,250
150,000	SLM Corp., MTN	3.875	09/10/15	155,250
150,000	SLM Corp., MTN	6.250	01/25/16	162,375
100,000	SLM Corp., Series A, MTN	5.375	05/15/14	100,146
100,000	SLM Corp., Series A, MTN	5.000	04/15/15	103,500
300,000	Springleaf Finance Corp., Series I, MTN	5.400	12/01/15	314,250
150,000	SUPERVALU, Inc.	8.000	05/01/16	166,688
300,000	Toll Brothers Finance Corp.	5.150	05/15/15	313,500
200,000	Trade & Development Bank of Mongolia LLC, Series E, MTN	8.500	09/20/15	195,798
200,000	United Airlines, Inc.	6.750	09/15/15	203,750
100,000	Universal Health Services, Inc.	7.125	06/30/16	112,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$100,000	USG Corp.	6.300%	11/15/16	$108,500

				12,193,469

	Venezuela—1.1%
100,000	Petroleos de Venezuela SA, Series 2014	4.900	10/28/14	97,150
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	135,562
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	84,600

				317,312

	Total Corporate Bonds (Cost $24,868,336)			24,854,547

	Sovereign Debt Obligations—13.2%
	Argentina—0.5%
150,000	Provincia de Buenos Aires	11.750	10/05/15	147,750

	Belarus—0.3%
100,000	Republic of Belarus	8.750	08/03/15	100,918

	Ecuador—0.5%
150,000	Ecuador Government International Bond	9.375	12/15/15	161,063

	Hungary—0.7%
200,000	Hungary Government International Bond	4.750	02/03/15	203,880

	Jamaica—1.1%
300,000	Jamaica Government International Bond	9.000	06/02/15	313,875

	Jordan—1.0%
300,000	Jordan Government International Bond	3.875	11/12/15	301,500

	Lebanon—4.2%
200,000	Lebanon Government International Bond	9.000	05/02/14	200,000
200,000	Lebanon Government International Bond	5.875	01/15/15	204,452
450,000	Lebanon Government International Bond	11.625	05/11/16	517,500
300,000	Lebanon Government International Bond, MTN	8.500	01/19/16	323,250

				1,245,202

	Pakistan—0.1%
28,000	Pakistan Government International Bond	7.125	03/31/16	28,700

	Portugal—0.3%
100,000	Portugal Government International Bond, MTN	3.500	03/25/15	102,250

	Sri Lanka—0.3%
100,000	Sri Lanka Government International Bond	7.400	01/22/15	103,875

	Turkey—1.1%
300,000	Export Credit Bank of Turkey	5.375	11/04/16	316,500

	Ukraine—1.7%
200,000	Ukraine Government International Bond	7.950	06/04/14	196,000
150,000	Ukraine Government International Bond	6.875	09/23/15	135,750
200,000	Ukraine Government International Bond	6.580	11/21/16	170,250

				502,000

	Venezuela—1.0%
150,000	Venezuela Government International Bond	8.500	10/08/14	149,625
150,000	Venezuela Government International Bond	5.750	02/26/16	136,500

				286,125

	Vietnam—0.4%
100,000	Vietnam Government International Bond	6.875	01/15/16	108,000

	Total Sovereign Debt Obligations (Cost $3,914,804)			3,921,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Money Market Fund—1.3%
374,091	Invesco Premier Portfolio—Institutional Class(c) (Cost $374,091)	$374,091

	Total Investments (Cost $29,157,231)—98.0%	29,150,276
	Other assets less liabilities—2.0%	602,896

	Net Assets—100.0%	$29,753,172

Investment Abbreviations:

MTN—Medium-Term Notes

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $260,937, which represented 0.88% of the Fund’s Net Assets.
(b)	Denotes step up bond. The rate indicated is the current coupon as of April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio (PWZ)

Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Ad Valorem Property Tax	39.1
Lease Revenue	12.0
Electric Power Revenue	11.2
Sales Tax Revenue	7.1
Hospital Revenue	7.1
Water Revenue	5.0
Sewer Revenue	4.8
Miscellaneous Revenue	4.2
Special Assessment	3.2
General Fund	1.1
College Revenue	1.0
Other Assets Less Liabilities	4.2

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio (PWZ)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.8%
	Ad Valorem Property Tax—39.1%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,468,719
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	517,280
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	831,136
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,085,490
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,671,240
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	532,855
1,500,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,670,715
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	550,440
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,666,727
1,000,000	Peralta Community College District Ser. 06A NATL RE	5.000	08/01/31	1,063,520
250,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	244,918
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,044,021
3,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	2,795,850
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	550,940
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	442,752
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,213,000
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,905,787

				20,255,390

	College Revenue—1.0%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	526,480

	Electric Power Revenue—11.2%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,091,260
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,201,460
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	427,260
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,101,500

				5,821,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Insured California Municipal Bond Portfolio (PWZ) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	General Fund—1.1%
$550,000	California State Ref. Ser. 07 NATL RE	4.250%	08/01/33	$555,638

	Hospital Revenue—7.1%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	512,685
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,080,960
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,101,300
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	964,297

				3,659,242

	Lease Revenue—12.0%
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,647,480
15,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Prerefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	15,167
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,100,760
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Unrefunded Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	487,250
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	383,668
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,138,070
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	440,484
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,019,530

				6,232,409

	Miscellaneous Revenue—4.2%
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,198,000

	Sales Tax Revenue—7.1%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,564,845
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	236,328
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,379,490
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	512,090

				3,692,753

	Sewer Revenue—4.8%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	426,440
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	389,604
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	684,762
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	471,624
30,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	31,478
360,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	377,733
110,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	112,284

				2,493,925

	Special Assessment—3.2%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,654,800

	Water Revenue—5.0%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,104,380
500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	518,320
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	455,970
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	526,460

				2,605,130

	Total Investments (Cost $47,951,359)(a)—95.8%			49,695,247
	Other assets less liabilities—4.2%			2,180,216

	Net Assets—100.0%			$51,875,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Insured California Municipal Bond Portfolio (PWZ) (continued)

April 30, 2014

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

FGIC—Financial Guaranty Insurance Co.

NATL RE—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Notes to Schedule of Investments:

(a)	This table, as of April 30, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	49.9%
Assured Guaranty Corp.	20.9
National Public Finance Guarantee Corp.	18.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio (PZA)

State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Alabama	5.9
California	17.3
Florida	8.4
Georgia	3.9
Illinois	5.8
Michigan	3.1
New Jersey	4.9
Pennsylvania	8.6
Puerto Rico	6.9
Texas	6.5
Other States Less Than 3% Each	25.3
Other Assets Less Liabilities	3.4

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio (PZA)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—92.2%
	Ad Valorem Property Tax—12.3%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,569,525
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,276,330
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	3,068,700
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	623,352
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,591,650
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	557,080
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,659,015
1,000,000	El Monte California Union High School District (Election of 2008) Ser. 09A AGC	5.500	06/01/34	1,113,810
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,024,720
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,768,650
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC	5.000	07/01/31	541,085
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,866,950
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,547,142
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	474,555
35,500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	33,084,225
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	924,238
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	2,203,760
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,640,575
2,000,000	State Center California Community College District Election 2002 Ser. 07A AGM	5.000	08/01/31	2,150,680
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,574,050
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,776,535

				75,036,627

	Auto Parking Revenue—0.8%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,117,200
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,609,250

				4,726,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Insured National Municipal Bond Portfolio (PZA) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College Revenue—3.2%
$4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000%	11/01/39	$4,816,951
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,187,170
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	4,409,961
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,081,050
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,482,987
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	264,077
4,335,000	University of California Rev. Ser. 07J AGM	4.500	05/15/35	4,420,790

				19,662,986

	Electric Power Revenue—3.5%
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,202,474
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	10,825,680
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	921,492
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	574,750
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,472,286
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,247,948
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,101,500

				21,346,130

	General Fund—0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	505,125

	Highway Tolls Revenue—9.2%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,016,750
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,700,500
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,365,400
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	17,447,200
8,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,927,680
3,000,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 11A	6.500	12/01/36	3,501,240
8,800,000	Pennsylvania State Turnpike Commission Rev. Subordinate Ser. 12B AGM	5.000	12/01/42	9,289,192
250,000	Puerto Rico Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	234,402

				56,482,364

	Hospital Revenue—15.2%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	734,896
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,811,575
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	519,665
750,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	769,027
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,080,960
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,190,850
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05B AMBAC	5.500	04/01/37	2,720,075
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,452,094
300,000	Connecticut State Health & Educational Facility Auth. (Yale—New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	311,277
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,617,477
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,220,620
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,082,640
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,586,692
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,027,050
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,083,750
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,058,970
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,749,827
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,709,950
6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000	01/01/39	6,591,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Insured National Municipal Bond Portfolio (PZA) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Hospital Revenue (continued)
$1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250%	10/01/36	$2,106,353
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	487,042
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,328,298
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,084,660
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,248,120
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,625,000
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	538,170
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,040,800
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,618,850
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Unrefunded Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	17,997
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,033,295
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,094,810
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	4,942,426
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	1,056,430
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	459,189
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,172,160
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	916,649

				93,089,484

	Lease Revenue—3.7%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,614,690
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	549,160
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,705,320
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,242,235
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	538,545
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,552,280
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,187,650

				22,389,880

	Miscellaneous Revenue—6.3%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,340,600
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,677,900
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,036,440
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,208,830
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	572,712
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,052,550
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	5,788,259
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/42	1,562,430
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	556,850
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,173,710
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	12,676,965

				38,647,246

	Port, Airport & Marina Revenue—4.6%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,304,020
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,636,995
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	421,448
2,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/30	2,144,300
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,066,010
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,582,695
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,283,500
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	629,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Insured National Municipal Bond Portfolio (PZA) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Port, Airport & Marina Revenue (continued)
$2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000%	03/01/35	$2,567,850
5,000,000	San Diego County California Regional Airport Auth. Consolidated Rental Car Facilities Ser. 14A	5.000	07/01/44	5,293,700
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,052,220

				27,982,636

	Recreational Revenue—0.6%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,456,240

	Sales Tax Revenue—2.9%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,573,421
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,605,345
400,000	Dallas Area Rapid Transit (Sr. Lien) Ser. 07 AMBAC	5.000	12/01/32	432,552
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,452,737
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	307,167
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,174,210
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	2,275,650
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,040,050
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC	5.000	04/01/36	1,088,400

				17,949,532

	Sewer Revenue—7.6%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	25,203,262
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,639,275
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,051,280
2,250,000	Detroit Michigan Sewage Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,453,603
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	4,752,600
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	526,740
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM	5.000	01/01/42	3,121,350
35,000	Los Angeles California Wastewater System Rev. (Prerefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	36,724
385,000	Los Angeles California Wastewater System Rev. (Prerefunded) Ser. 05A NATL RE	4.750	06/01/35	403,965
80,000	Los Angeles California Wastewater System Rev. (Unrefunded 2013) Ser. 05A NATL RE	4.750	06/01/35	81,661
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	5,317,650

				46,588,110

	Special Assessment—0.7%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,412,800

	Student Loan Revenue—0.5%
2,850,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,075,122

	Tax Increment Revenue—1.8%
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,099,280
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,444,516
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,338,500

				10,882,296

	Transit Revenue—4.0%
6,500,000	Metropolitan Transportation Auth. Rev. Ser. 12E AGM	5.000	11/15/42	6,902,935
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	421,700
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,954,950

				24,279,585

	Water Revenue—15.2%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,368,300
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,092,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Insured National Municipal Bond Portfolio (PZA) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000%	12/01/41	$2,305,670
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,399,715
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	213,362
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,078,180
5,425,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	5,868,765
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,505,370
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	1,036,640
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,310,770
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	3,915,660
760,000	Erie Pennsylvania Water Auth. Rev. Ser.12 AGM	4.000	12/01/47	705,660
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,606,185
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,178,935
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,019,048
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,110,820
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	21,984,400
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	4.625	10/01/30	1,611,180
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,140,100
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,399,750
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,688,025
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,137,660
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	925,811
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,217,500
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,693,357
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,040,740

				92,554,553

	Total Municipal Bonds (Cost $537,649,283)			563,067,166

	Warrants—4.4%
	Ad Valorem Property Tax—3.5%
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	21,459,000

	Sewer Revenue—0.9%
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,223,900

	Total Warrants (Cost $26,665,833)			26,682,900

	Total Investments (Cost $564,315,116)(a)—96.6%			589,750,066
	Other assets less liabilities—3.4%			20,966,735

	Net Assets—100.0%			$610,716,801

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

NATL RE—National Public Finance Guarantee Corp.

RAC—Revenue Anticipation Certificates

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Insured National Municipal Bond Portfolio (PZA) (continued)

April 30, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	This table, as of April 30, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	54.9%
Assured Guaranty Corp.	31.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio (PZT)

Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Electric Power Revenue	19.2
College Revenue	11.0
Miscellaneous Revenue	9.7
Sales Tax Revenue	8.7
Highway Tolls Revenue	7.8
Recreational Revenue	6.4
Ad Valorem Property Tax	5.8
Water Revenue	5.0
Transit Revenue	4.8
Port, Airport & Marina Revenue	4.7
Sewer Revenue	4.6
Hospital Revenue	3.7
Industrial Revenue	3.2
Income Tax Revenue	1.1
Other Assets Less Liabilities	4.3

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio (PZT)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—95.7%
	Ad Valorem Property Tax—5.8%
$1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250%	07/01/30	$979,670
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	749,797
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	931,950

				2,661,417

	College Revenue—11.0%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,806,720
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,697,025
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	528,155

				5,031,900

	Electric Power Revenue—19.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,100,730
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,471,750
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	189,113

				8,761,593

	Highway Tolls Revenue—7.8%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	1,042,990
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	630,186
2,000,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07CC AGM	5.250	07/01/32	1,875,220

				3,548,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Insured New York Municipal Bond Portfolio (PZT) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Hospital Revenue—3.7%
$555,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Prerefunded Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000%	02/15/30	$575,691
45,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Unrefunded Mental Health Services Facilities Improvement) Ser. 05B AMBAC	5.000	02/15/30	46,401
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	1,071,380

				1,693,472

	Income Tax Revenue—1.1%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	517,525

	Industrial Revenue—3.2%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,443,759

	Miscellaneous Revenue—9.7%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,784,250
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,062,300
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	609,594

				4,456,144

	Port, Airport & Marina Revenue—4.7%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	1,084,080
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	1,072,300

				2,156,380

	Recreational Revenue—6.4%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,304,160
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	602,208

				2,906,368

	Sales Tax Revenue—8.7%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	236,328
790,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10A AGM	5.000	08/01/40	719,105
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Subordinate Ser.) 10C AGM	5.125	08/01/42	1,319,712
1,690,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	1,718,054

				3,993,199

	Sewer Revenue—4.6%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,094,680

	Transit Revenue—4.8%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	617,250
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,598,670

				2,215,920

	Water Revenue—5.0%
2,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	2,279,850

	Total Investments (Cost $43,295,576)(a)—95.7%			43,760,603
	Other assets less liabilities—4.3%			1,948,360

	Net Assets—100.0%			$45,708,963

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BHAC—Berkshire Hathaway Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

NATL RE—National Public Finance Guarantee Corp.

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Insured New York Municipal Bond Portfolio (PZT) (continued)

April 30, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	This table, as of April 30, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	37.1%
Assured Guaranty Corp.	18.0
Berkshire Hathaway Assurance Corp.	17.1
National Public Finance Guarantee Corp.	14.4
American Municipal Bond Assurance Corp.	9.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Portfolio Composition

PowerShares International Corporate Bond Portfolio (PICB)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Banks	46.5
Electric	11.4
Telecommunications	10.2
Oil & Gas	4.3
Insurance	2.4
Auto Manufacturers	2.4
Mining	2.4
Agriculture	2.3
Gas	1.9
Commercial Services	1.7
Pharmaceuticals	1.6
Engineering & Construction	1.5
Transportation	1.5
Beverages	1.2

Food	1.1
Media	0.6
Miscellaneous Manufacturing	0.6
Home Furnishings	0.6
Savings & Loans	0.5
Diversified Financial Services	0.5
Sovereign	0.4
Holding Companies-Diversified	0.4
Healthcare-Services	0.4
Water	0.4
Chemicals	0.3
Country Funds-Closed-end	0.3
Building Materials	0.2
Energy-Alternate Sources	0.2
Aerospace/Defense	0.2
Real Estate	0.2
Other Assets Less Liabilities	1.8

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.0%
		Australia—5.2%
EUR	150,000	Australia & New Zealand Banking Group Ltd., Series E, MTN	3.750%	03/10/17	$225,294
AUD	500,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	464,443
EUR	1,000,000	BHP Billiton Finance Ltd., Series E, MTN	2.125	11/29/18	1,452,655
EUR	1,000,000	BHP Billiton Finance Ltd., Series E, MTN	2.250	09/25/20	1,446,763
GBP	350,000	BHP Billiton Finance Ltd., Series E, MTN	3.250	09/25/24	569,266
EUR	200,000	Commonwealth Bank of Australia, Series E, MTN	4.250	11/10/16	301,585
EUR	400,000	Commonwealth Bank of Australia, Series E, MTN	5.500	08/06/19	653,602
EUR	350,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	565,685
AUD	1,050,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	1,035,292
EUR	500,000	National Australia Bank Ltd., Series E, MTN	4.625	02/10/20	787,038
EUR	250,000	National Australia Bank Ltd., Series E, MTN	2.000	11/12/20	353,836
EUR	250,000	National Australia Bank Ltd., Series E, MTN	2.750	08/08/22	367,851
EUR	350,000	National Australia Bank Ltd., Series G, MTN	4.000	07/13/20	555,299
GBP	200,000	QBE Insurance Group Ltd., MTN	6.125	09/28/15	357,719
EUR	300,000	Telstra Corp. Ltd., Series E, MTN	3.500	09/21/22	460,989
EUR	300,000	Telstra Corp. Ltd., Series E, MTN	2.500	09/15/23	425,264
AUD	1,000,000	Westpac Banking Corp., MTN	7.250	11/18/16	1,010,820
EUR	200,000	Westpac Banking Corp., Series E, MTN	4.125	05/25/18	311,243
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	284,581
GBP	200,000	WT Finance AUST Pty Ltd.	5.500	06/27/17	378,703

					12,007,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Austria—0.3%
EUR	250,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.250%	10/31/16	$354,012
EUR	300,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	424,658

					778,670

		Belgium—0.9%
GBP	300,000	Anheuser-Busch InBev NV, Series E, MTN	6.500	06/23/17	578,421
GBP	150,000	Anheuser-Busch InBev NV, Series E, MTN	9.750	07/30/24	383,052
GBP	500,000	Anheuser-Busch InBev NV, Series E, MTN	4.000	09/24/25	862,113
EUR	200,000	KBC Internationale Financieringsmaatschappij NV, Series E, MTN	4.500	03/27/17	305,513

					2,129,099

		Canada—14.2%
CAD	400,000	Bank of Montreal, Series DPNT	3.490	06/10/16	378,219
CAD	550,000	Bank of Montreal, Series DPNT	2.960	08/02/16	515,530
CAD	550,000	Bank of Montreal, Series DPNT	2.390	07/12/17	508,925
CAD	1,100,000	Bank of Montreal, Series DPNT	2.240	12/11/17	1,010,372
CAD	400,000	Bank of Montreal, Series DPNT	6.020	05/02/18	418,271
CAD	1,000,000	Bank of Montreal, Series DPNT	3.210	09/13/18	945,647
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	829,350
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	847,310
CAD	325,000	Bank of Nova Scotia	3.610	02/22/16	306,755
CAD	1,000,000	Bank of Nova Scotia	1.800	05/09/16	914,629
CAD	900,000	Bank of Nova Scotia	2.242	03/22/18	823,421
CAD	850,000	Bank of Nova Scotia, Series DPNT	2.740	12/01/16	793,530
CAD	950,000	Bank of Nova Scotia, Series DPNT	2.598	02/27/17	884,592
CAD	450,000	Bank of Nova Scotia, Series DPNT	4.100	06/08/17	437,436
CAD	1,200,000	Bank of Nova Scotia, Series DPNT	2.370	01/11/18	1,104,291
CAD	900,000	Bank of Nova Scotia, Series DPNT	2.462	03/14/19	821,362
CAD	500,000	Bank of Nova Scotia, Series DPNT	3.270	01/11/21	467,939
CAD	275,000	Bell Canada	3.600	12/02/15	258,256
CAD	550,000	Bell Canada	3.350	06/18/19	515,721
CAD	575,000	Bell Canada, MTN	4.400	03/16/18	563,248
CAD	350,000	Bell Canada, MTN	3.250	06/17/20	323,077
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	445,168
CAD	500,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	463,907
CAD	850,000	Canadian Imperial Bank of Commerce/Canada	2.650	11/08/16	791,764
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	1.750	06/01/16	456,886
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	784,135
CAD	850,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	824,394
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	609,939
CAD	450,000	Rogers Communications, Inc.	5.800	05/26/16	442,398
CAD	625,000	Rogers Communications, Inc.	5.340	03/22/21	638,941
CAD	700,000	Royal Bank of Canada, Series DPNT	2.680	12/08/16	652,411
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	669,333
CAD	1,300,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	1,198,625
CAD	1,200,000	Royal Bank of Canada, Series DPNT	2.260	03/12/18	1,099,403
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	934,156
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	933,637
CAD	650,000	Royal Bank of Canada, Series DPNT	2.770	12/11/18	603,085
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	934,785
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	821,608
CAD	1,000,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	938,102
CAD	950,000	Shaw Communications, Inc.	5.650	10/01/19	979,363
CAD	450,000	Shaw Communications, Inc.	6.750	11/09/39	490,262
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	506,738
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	507,121
CAD	450,000	Toronto-Dominion Bank (The), Series DPNT	2.948	08/02/16	421,588
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	2.433	08/15/17	1,019,724

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Canada (continued)
CAD	600,000	Toronto-Dominion Bank (The), Series DPNT	2.171%	04/02/18	$548,745
CAD	500,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	456,167

					32,840,266

		Denmark—1.1%
EUR	250,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	371,855
EUR	200,000	Danske Bank A/S, Series E, MTN	2.500	07/09/15	283,809
EUR	150,000	Danske Bank A/S, Series E, MTN	3.875	05/18/16	221,315
GBP	250,000	DONG Energy A/S, Series E, MTN	4.875	01/12/32	438,395
NOK	5,000,000	Nykredit Bank A/S, Series E, MTN	5.000	08/21/18	881,617
GBP	150,000	TDC A/S, MTN	5.625	02/23/23	284,828

					2,481,819

		Finland—0.3%
EUR	500,000	Fortum OYJ, Series E, MTN	2.250	09/06/22	695,528

		France—16.0%
EUR	350,000	Areva SA, Series E, MTN	3.875	09/23/16	516,257
EUR	150,000	Autoroutes du Sud de la France SA, Series E, MTN	5.625	07/04/22	261,400
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	2.000	09/19/19	284,650
EUR	500,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.125	07/20/20	791,670
EUR	200,000	Banque Federative du Credit Mutuel SA, Series E, MTN	4.000	10/22/20	307,410
EUR	500,000	Banque Federative du Credit Mutuel SA, Series E, MTN	2.625	02/24/21	728,537
EUR	500,000	Banque Federative du Credit Mutuel SA, Series E, MTN	2.625	03/18/24	701,642
EUR	200,000	BNP Paribas Fortis SA, Series E, MTN	5.757	10/04/17	317,600
EUR	500,000	BNP Paribas SA, Series E, MTN	5.431	09/07/17	786,652
EUR	300,000	BNP Paribas SA, Series E, MTN	2.000	01/28/19	428,954
EUR	550,000	BNP Paribas SA, Series E, MTN	2.500	08/23/19	802,613
EUR	700,000	BNP Paribas SA, Series E, MTN	3.750	11/25/20	1,093,128
EUR	250,000	BNP Paribas SA, Series E, MTN	2.250	01/13/21	356,236
EUR	300,000	BNP Paribas SA, Series E, MTN	2.875	10/24/22	440,216
EUR	250,000	BNP Paribas SA, Series E, MTN	2.875	09/26/23	365,037
EUR	100,000	Bouygues SA	4.250	07/22/20	158,598
EUR	500,000	BPCE SA	4.625	07/18/23	766,061
EUR	250,000	BPCE SA, Series E, MTN	3.750	07/21/17	376,199
EUR	500,000	BPCE SA, Series E, MTN	2.125	03/17/21	702,640
EUR	200,000	BPCE SA, Series E, MTN	4.500	02/10/22	325,948
EUR	200,000	Carrefour SA, Series E, MTN	1.750	05/22/19	282,149
EUR	200,000	Carrefour SA, Series E, MTN	4.000	04/09/20	314,487
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	156,811
EUR	300,000	Casino Guichard Perrachon SA, Series E, MTN	3.157	08/06/19	447,427
EUR	150,000	Cie de St-Gobain, Series E, MTN	3.500	09/30/15	216,111
EUR	200,000	Cie de St-Gobain, Series E, MTN	4.750	04/11/17	308,056
EUR	150,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	250,249
EUR	350,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	564,306
EUR	150,000	Credit Agricole SA, Series E, MTN	5.875	06/11/19	248,619
EUR	600,000	Credit Agricole SA, Series E, MTN	3.900	04/19/21	918,785
EUR	500,000	Credit Agricole SA/London, Series E, MTN	3.875	02/13/19	776,407
EUR	300,000	Credit Agricole SA/London, Series E, MTN	2.375	11/27/20	431,887
EUR	500,000	Credit Agricole SA/London, Series E, MTN	5.125	04/18/23	868,683
EUR	300,000	Credit Agricole SA/London, Series E, MTN	3.125	07/17/23	444,240
EUR	100,000	Credit Mutuel Arkea SA, Series E, MTN	5.000	06/28/17	155,858
EUR	200,000	Danone SA, Series E, MTN	2.250	11/15/21	285,346
EUR	300,000	Electricite de France, Series E, MTN	6.250	01/25/21	534,262
EUR	300,000	Electricite de France, Series E, MTN	2.250	04/27/21	429,199
EUR	300,000	Electricite de France, Series E, MTN	3.875	01/18/22	472,769
EUR	600,000	Electricite de France, Series E, MTN	2.750	03/10/23	874,524
EUR	650,000	Electricite de France, Series E, MTN	4.625	09/11/24	1,084,470
EUR	400,000	Electricite de France, Series E, MTN	4.125	03/25/27	642,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
GBP	350,000	Electricite de France, Series E, MTN	6.250%	05/30/28	$711,195
GBP	1,100,000	Electricite de France, Series E, MTN	6.125	06/02/34	2,227,441
GBP	400,000	Electricite de France, Series E, MTN	5.500	10/17/41	754,835
EUR	200,000	GDF Suez, Series E, MTN	6.875	01/24/19	349,427
GBP	300,000	GDF Suez, Series E, MTN	6.125	02/11/21	602,787
EUR	1,000,000	GDF Suez, Series E, MTN	3.500	10/18/22	1,550,375
EUR	100,000	GIE GDF SUEZ Alliance, Series E, MTN	5.750	06/24/23	179,579
EUR	300,000	La Poste SA, Series E, MTN	4.250	11/08/21	489,805
GBP	850,000	Orange SA, Series E, MTN	5.000	05/12/16	1,528,873
EUR	750,000	Orange SA, Series E, MTN	3.875	04/09/20	1,168,354
EUR	150,000	Orange SA, Series E, MTN	3.875	01/14/21	234,829
EUR	400,000	Orange SA, Series E, MTN	3.000	06/15/22	591,848
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	307,587
EUR	200,000	Sanofi, Series E, MTN	1.875	09/04/20	283,141
EUR	100,000	Societe Des Autoroutes Paris-Rhin-Rhone, Series E, MTN	5.000	01/12/17	153,232
EUR	200,000	Societe Generale SA, Series E, MTN	4.000	04/20/16	295,059
EUR	150,000	Societe Generale SA, Series E, MTN	3.125	09/21/17	223,469
GBP	300,000	Societe Generale SA, Series E, MTN	5.400	01/30/18	550,854
EUR	300,000	Societe Generale SA, Series E, MTN	4.750	03/02/21	494,327
EUR	300,000	Societe Generale SA, Series E, MTN	4.250	07/13/22	490,090
GBP	500,000	Societe Nationale des Chemins de Fer Francais, Series E, MTN	5.375	03/18/27	974,114
GBP	250,000	Total Capital SA, Series E, MTN	3.875	12/14/18	455,931
EUR	250,000	Total Capital SA, Series E, MTN	4.875	01/28/19	409,355
EUR	100,000	Vinci SA, Series E, MTN	4.125	02/20/17	150,995
EUR	500,000	Vivendi SA, Series E, MTN	4.750	07/13/21	819,002

					37,215,133

		Germany—8.7%
GBP	500,000	Allianz Finance II BV, Series 62	4.500	03/13/43	879,048
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	407,293
EUR	500,000	Allianz Finance II BV, Series E, MTN	3.500	02/14/22	774,055
EUR	250,000	BASF SE, Series 10Y	2.000	12/05/22	352,368
EUR	400,000	BMW Finance NV, Series E, MTN	3.625	01/29/18	609,095
GBP	250,000	BMW Finance NV, Series E, MTN	3.375	12/14/18	442,632
EUR	450,000	BMW Finance NV, Series E, MTN	3.250	01/14/19	683,591
EUR	300,000	BMW US Capital LLC, Series E, MTN	1.000	07/18/17	417,278
EUR	150,000	Commerzbank AG, Series E, MTN	3.875	03/22/17	224,938
EUR	500,000	Commerzbank AG, Series E, MTN	4.000	09/16/20	788,816
EUR	200,000	Daimler AG, Series E, MTN	4.125	01/19/17	302,041
NOK	2,700,000	Daimler International Finance BV, Series E, MTN	3.625	01/20/16	465,718
GBP	200,000	Daimler International Finance BV, Series E, MTN	3.500	06/06/19	354,148
EUR	300,000	Deutsche Bahn Finance BV, Series E, MTN	4.875	03/12/19	491,031
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	237,289
EUR	350,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	554,935
EUR	300,000	Deutsche Bank AG, Series E, MTN	2.375	01/11/23	427,618
EUR	400,000	Deutsche Telekom International Finance BV, Series E, MTN	2.125	01/18/21	569,424
GBP	100,000	Deutsche Telekom International Finance BV, Series E, MTN	6.500	04/08/22	203,033
EUR	500,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	807,410
GBP	500,000	E.ON International Finance BV, Series E, MTN	6.000	10/30/19	979,450
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,879,663
NOK	2,000,000	Linde AG, Series E, MTN	2.750	09/28/17	342,103
EUR	300,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	486,150
EUR	600,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	1,031,128
GBP	400,000	RWE Finance BV, Series E, MTN	6.250	06/03/30	803,672
GBP	800,000	RWE Finance BV, Series E, MTN	4.750	01/31/34	1,359,426
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	139,999
EUR	250,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.625	06/11/18	411,763
EUR	100,000	Siemens Financieringsmaatschappij NV, Series E, MTN	2.875	03/10/28	144,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Germany (continued)
GBP	500,000	Siemens Financieringsmaatschappij NV, Series E, MTN	3.750%	09/10/42	$771,386
EUR	150,000	Volkswagen International Finance NV, Series E, MTN	1.875	05/15/17	213,824
EUR	450,000	Volkswagen International Finance NV, Series E, MTN	3.250	01/21/19	679,234
EUR	400,000	Volkswagen International Finance NV, Series E, MTN	2.000	03/26/21	564,345
EUR	300,000	Volkswagen Leasing GmbH, Series E, MTN	2.375	09/06/22	424,603

					20,223,381

		Hong Kong—0.3%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., Series E, MTN	2.500	06/06/17	362,954
EUR	150,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	227,649

					590,603

		Italy—8.7%
EUR	300,000	Assicurazioni Generali SpA, Series E, MTN	5.125	09/16/24	492,350
EUR	250,000	Atlantia SpA	3.625	11/30/18	378,269
EUR	500,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	744,910
EUR	200,000	Atlantia SpA, Series E, MTN	4.500	02/08/19	315,938
GBP	300,000	Atlantia SpA, Series E, MTN	6.250	06/09/22	589,780
EUR	100,000	Enel Finance International NV, Series E, MTN	4.125	07/12/17	151,463
EUR	550,000	Enel Finance International NV, Series E, MTN	4.875	03/11/20	890,223
EUR	250,000	Enel Finance International NV, Series E, MTN	5.000	09/14/22	413,498
EUR	200,000	Enel Finance International NV, Series E, MTN	4.875	04/17/23	328,157
GBP	800,000	Enel Finance International NV, Series E, MTN	5.625	08/14/24	1,510,753
EUR	750,000	Enel Finance International NV, Series G, MTN	5.750	10/24/18	1,234,624
EUR	200,000	Enel SpA	4.875	02/20/18	312,578
GBP	650,000	Enel SpA, Series E, MTN	6.250	06/20/19	1,262,072
EUR	400,000	Eni SpA	4.125	09/16/19	631,096
EUR	400,000	Eni SpA, Series E, MTN	4.250	02/03/20	637,323
EUR	150,000	Eni SpA, Series E, MTN	4.000	06/29/20	236,450
EUR	300,000	Eni SpA, Series E, MTN	3.250	07/10/23	451,467
EUR	300,000	Eni SpA, Series E, MTN	3.750	09/12/25	465,070
EUR	200,000	Eni SpA, Series E, MTN	3.625	01/29/29	298,879
EUR	500,000	Intesa Sanpaolo SpA, Series E, MTN	4.875	07/10/15	725,606
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	01/14/16	583,235
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	4.125	09/19/16	444,699
EUR	300,000	Intesa Sanpaolo SpA, Series E, MTN	5.000	02/28/17	459,849
EUR	400,000	Intesa Sanpaolo SpA, Series E, MTN	4.375	10/15/19	622,705
EUR	250,000	Intesa Sanpaolo SpA, Series E, MTN	4.000	10/30/23	377,358
EUR	200,000	Intesa Sanpaolo SpA, Series G, MTN	4.000	11/08/18	305,301
EUR	100,000	Snam SpA, Series E, MTN	3.875	03/19/18	152,193
EUR	200,000	Snam SpA, Series E, MTN	5.000	01/18/19	322,137
EUR	300,000	Snam SpA, Series E, MTN	3.500	02/13/20	456,490
EUR	400,000	Snam SpA, Series E, MTN	5.250	09/19/22	683,066
GBP	500,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	957,070
EUR	400,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	606,366
EUR	250,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.125	02/17/17	376,372
EUR	100,000	Terna Rete Elettrica Nazionale SpA, Series E, MTN	4.750	03/15/21	164,228
EUR	300,000	UniCredit SpA, Series E, MTN	4.875	03/07/17	456,351
EUR	300,000	UniCredit SpA, Series E, MTN	3.375	01/11/18	442,952
EUR	400,000	UniCredit SpA, Series E, MTN	3.625	01/24/19	598,128

					20,079,006

		Japan—0.8%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/23	305,515
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	683,619
JPY	100,000,000	Panasonic Corp., Series 10	0.752	03/18/16	987,805

					1,976,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Netherlands—8.0%
EUR	700,000	ABN AMRO Bank NV, Series E, MTN	3.625%	10/06/17	$1,057,217
EUR	450,000	ABN AMRO Bank NV, Series E, MTN	4.125	03/28/22	722,957
EUR	200,000	ABN AMRO Bank NV, Series E, MTN	7.125	07/06/22	349,735
EUR	200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	3.875	07/25/23	299,221
GBP	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series 2541	4.000	09/19/22	1,330,480
GBP	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	4.000	09/10/15	878,032
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	3.375	04/21/17	743,879
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	4.750	01/15/18	471,693
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	3.500	10/17/18	228,500
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	4.125	01/12/21	1,199,165
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	4.750	06/06/22	834,392
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	4.125	09/14/22	994,432
GBP	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series E, MTN	5.250	09/14/27	1,344,386
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series G, MTN	4.125	01/14/20	794,036
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series G, MTN	3.750	11/09/20	905,098
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series G, MTN	4.000	01/11/22	1,032,787
EUR	250,000	Heineken NV, Series E, MTN	2.125	08/04/20	354,789
EUR	300,000	ING Bank NV, Series E, MTN	3.875	05/24/16	442,694
EUR	200,000	ING Bank NV, Series E, MTN	1.875	02/27/18	286,515
GBP	350,000	ING Bank NV, Series E, MTN	5.375	04/15/21	668,024
EUR	700,000	ING Bank NV, Series E, MTN	4.500	02/21/22	1,152,779
EUR	350,000	ING Groep NV, Series E, MTN	4.750	05/31/17	539,982
EUR	250,000	Koninklijke KPN NV, Series G, MTN	4.750	01/17/17	380,694
EUR	300,000	Koninklijke KPN NV, Series G, MTN	3.750	09/21/20	454,602
GBP	250,000	Koninklijke KPN NV, Series G, MTN	5.750	09/17/29	459,376
EUR	250,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	395,146
EUR	250,000	Shell International Finance BV, Series E, MTN	2.500	03/24/26	352,352

					18,672,963

		Norway—1.1%
NOK	1,000,000	DNB Bank ASA	4.750	04/06/17	179,318
EUR	250,000	DNB Bank ASA, MTN	4.375	02/24/21	406,578
EUR	275,000	DNB Bank ASA, Series E, MTN	3.875	06/29/20	436,028
EUR	250,000	DNB Bank ASA, Series E, MTN	4.250	01/18/22	407,999
EUR	250,000	Statoil ASA, Series E, MTN	5.625	03/11/21	437,346
GBP	250,000	Statoil ASA, Series E, MTN	6.875	03/11/31	572,296
EUR	50,000	Telenor ASA, Series E, MTN	4.875	05/29/17	77,716

					2,517,281

		Spain—6.4%
EUR	250,000	Abbey National Treasury Services PLC/London, Series E, MTN	1.750	01/15/18	353,568
EUR	250,000	Abertis Infraestructuras SA	4.625	10/14/16	377,034
EUR	100,000	Abertis Infraestructuras SA	5.125	06/12/17	155,956
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	215,735
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	4.375	09/21/15	290,818
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	3.250	03/21/16	288,979
EUR	200,000	BBVA Senior Finance SAU, Series G, MTN	3.750	01/17/18	300,239
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	441,578
EUR	300,000	CaixaBank SA, Series E, MTN	3.250	01/22/16	432,123
EUR	200,000	CaixaBank SA, Series E, MTN	2.500	04/18/17	286,752
EUR	150,000	Gas Natural Capital Markets SA, Series 5, MTN	4.375	11/02/16	225,521
EUR	300,000	HIT Finance BV	5.750	03/09/18	485,045
EUR	200,000	HIT Finance BV	4.875	10/27/21	331,306
EUR	200,000	Iberdrola Finanzas SAU, Series E, MTN	4.125	03/23/20	316,107
GBP	400,000	Iberdrola Finanzas SAU, Series E, MTN	7.375	01/29/24	845,775
EUR	200,000	Iberdrola International BV, Series E, MTN	4.250	10/11/18	312,886
EUR	200,000	Mapfre SA	5.125	11/16/15	295,085
EUR	200,000	Repsol International Finance BV, Series E, MTN	4.875	02/19/19	320,505

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Spain (continued)
EUR	200,000	Repsol International Finance BV, Series E, MTN	2.625%	05/28/20	$289,313
EUR	200,000	Repsol International Finance BV, Series E, MTN	3.625	10/07/21	304,360
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.625	03/21/16	739,731
EUR	500,000	Santander International Debt SAU, Series E, MTN	4.000	03/27/17	747,426
EUR	100,000	Santander International Debt SAU, Series E, MTN	4.125	10/04/17	151,637
EUR	200,000	Santander International Debt SAU, Series E, MTN	4.000	01/24/20	312,090
EUR	200,000	Telefonica Emisiones SAU, MTN	4.750	02/07/17	305,016
EUR	300,000	Telefonica Emisiones SAU, Series E, MTN	4.797	02/21/18	470,890
EUR	350,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	562,707
EUR	200,000	Telefonica Emisiones SAU, Series E, MTN	4.710	01/20/20	320,974
GBP	600,000	Telefonica Emisiones SAU, Series E, MTN	5.597	03/12/20	1,124,218
GBP	700,000	Telefonica Emisiones SAU, Series E, MTN	5.289	12/09/22	1,290,148
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,502,796
EUR	300,000	Telefonica Emisiones SAU, Series G, MTN	3.987	01/23/23	465,039

					14,861,357

		Sweden—3.3%
SEK	2,000,000	Electrolux AB, Series E, MTN	4.500	06/08/16	326,742
GBP	550,000	Nordea Bank AB, Series E, MTN	2.125	11/13/19	905,207
EUR	350,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	553,087
EUR	200,000	Nordea Bank AB, Series E, MTN	4.000	06/29/20	316,663
EUR	500,000	Nordea Bank AB, Series E, MTN	2.000	02/17/21	700,371
EUR	200,000	Nordea Bank AB, Series E, MTN	3.250	07/05/22	304,755
SEK	1,000,000	SBAB Bank AB, Series E, MTN	3.000	10/11/18	159,099
EUR	200,000	Skandinaviska Enskilda Banken AB, Series E, MTN	2.000	02/19/21	281,768
EUR	200,000	Skandinaviska Enskilda Banken AB, Series G, MTN	1.875	11/14/19	284,140
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	06/14/18	435,285
EUR	300,000	Svenska Handelsbanken AB, Series E, MTN	2.250	08/27/20	433,366
EUR	400,000	Svenska Handelsbanken AB, Series E, MTN	4.375	10/20/21	655,064
EUR	200,000	Svenska Handelsbanken AB, Series E, MTN	2.625	08/23/22	293,632
EUR	200,000	Swedbank AB, Series E, MTN	3.375	02/09/17	296,552
SEK	5,000,000	Swedish Match AB, Series E, MTN	4.340	07/12/15	794,444
EUR	300,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	532,991
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	5.000	12/08/16	165,985
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	231,990

					7,671,141

		Switzerland—3.4%
EUR	200,000	ABB Finance BV, Series E, MTN	2.625	03/26/19	294,865
EUR	525,000	Credit Suisse AG/London, Series E, MTN	3.875	01/25/17	786,834
EUR	300,000	Credit Suisse AG/London, Series E, MTN	5.125	09/18/17	473,508
EUR	300,000	Credit Suisse AG/London, Series E, MTN	4.750	08/05/19	488,255
EUR	400,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	615,362
GBP	300,000	Glencore Finance Europe SA, Series E, MTN	6.500	02/27/19	579,068
NOK	1,000,000	Nestle Holdings, Inc., Series E, MTN	2.500	07/10/17	170,089
NOK	1,500,000	Nestle Holdings, Inc., Series E, MTN	2.250	11/20/17	252,936
EUR	200,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	299,020
EUR	250,000	Roche Finance Europe BV, Series E, MTN	2.000	06/25/18	363,418
EUR	500,000	Roche Holdings, Inc., Series E, MTN	6.500	03/04/21	912,454
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	892,640
CHF	700,000	Swisscom AG	3.250	09/14/18	892,295
EUR	250,000	UBS AG/London, Series E, MTN	6.000	04/18/18	412,102
GBP	200,000	Xstrata Canada Financial Corp., Series E, MTN	7.375	05/27/20	405,160

					7,838,006

		United Kingdom—19.3%
GBP	200,000	ABP Finance PLC, Series E, MTN	6.250	12/14/26	400,912
GBP	400,000	Bank of Scotland PLC	9.375	05/15/21	875,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
EUR	700,000	Barclays Bank PLC, Series E, MTN	6.000%	01/14/21	$1,155,023
EUR	300,000	Barclays Bank PLC, Series E, MTN	2.125	02/24/21	424,560
GBP	950,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	2,125,915
GBP	500,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	974,434
GBP	400,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	869,104
GBP	350,000	BAT International Finance PLC, Series E, MTN	4.000	09/04/26	594,884
GBP	150,000	BAT International Finance PLC, Series E, MTN	6.000	11/24/34	310,791
GBP	700,000	BG Energy Capital PLC, Series E, MTN	5.125	12/01/25	1,305,130
GBP	400,000	BG Energy Capital PLC, Series E, MTN	5.000	11/04/36	726,483
GBP	200,000	BP Capital Markets PLC, MTN	4.325	12/10/18	368,679
EUR	150,000	BP Capital Markets PLC, Series E, MTN	3.830	10/06/17	228,258
EUR	500,000	BP Capital Markets PLC, Series E, MTN	2.994	02/18/19	748,255
EUR	300,000	BP Capital Markets PLC, Series E, MTN	2.177	09/28/21	426,335
GBP	400,000	British Telecommunications PLC	5.750	12/07/28	777,863
GBP	450,000	British Telecommunications PLC, Series E, MTN	6.625	06/23/17	864,164
GBP	200,000	British Telecommunications PLC, Series E, MTN	6.375	06/23/37	421,196
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	430,098
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,507,914
GBP	200,000	Centrica PLC, Series E, MTN	4.375	03/13/29	339,136
GBP	500,000	Centrica PLC, Series E, MTN	4.250	09/12/44	786,052
GBP	250,000	Friends Life Group PLC	8.250	04/21/22	478,403
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	974,968
GBP	250,000	GlaxoSmithKline Capital PLC, Series E, MTN	4.250	12/18/45	417,289
GBP	400,000	Heathrow Funding Ltd., Series E, MTN	7.125	02/14/24	816,238
GBP	1,000,000	Heathrow Funding Ltd., Series E, MTN	6.750	12/03/26	2,129,267
CAD	700,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	655,306
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	765,899
CAD	500,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	461,780
EUR	200,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	299,502
EUR	450,000	HSBC Bank PLC, Series E, MTN	3.875	10/24/18	699,111
EUR	200,000	HSBC France SA, Series E, MTN	1.875	01/16/20	283,138
GBP	250,000	HSBC Holdings PLC	6.750	09/11/28	507,611
EUR	250,000	HSBC Holdings PLC, Series E, MTN	6.000	06/10/19	414,662
GBP	650,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	1,350,329
GBP	350,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	643,984
GBP	300,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	619,391
GBP	600,000	Imperial Tobacco Finance PLC, Series E, MTN	9.000	02/17/22	1,360,476
GBP	450,000	Imperial Tobacco Finance PLC, Series E, MTN	5.500	09/28/26	848,888
EUR	100,000	Lloyds Bank PLC, Series E, MTN	5.375	09/03/19	167,227
EUR	300,000	Lloyds Bank PLC, Series E, MTN	6.500	03/24/20	502,473
GBP	924,000	Lloyds Bank PLC, Series E, MTN	7.625	04/22/25	1,941,027
GBP	200,000	Motability Operations Group PLC, Series E, MTN	5.250	09/28/16	368,096
GBP	600,000	Nationwide Building Society, Series E, MTN	5.625	09/09/19	1,155,546
GBP	300,000	Old Mutual PLC, Series E, MTN	8.000	06/03/21	570,635
GBP	200,000	Rolls-Royce PLC	6.750	04/30/19	403,534
GBP	550,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	1,030,057
GBP	250,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.625	09/17/18	491,106
EUR	250,000	Royal Bank of Scotland PLC (The), Series E, MTN	5.375	09/30/19	409,738
EUR	300,000	Royal Bank of Scotland PLC (The), Series E, MTN	5.500	03/23/20	498,263
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	7.500	04/29/24	432,636
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	707,160
GBP	150,000	Scottish Widows PLC	7.000	06/16/43	291,742
GBP	200,000	Severn Trent Utilities Finance PLC, Series E, MTN	3.625	01/16/26	326,965
GBP	100,000	SSE PLC, Series E, MTN	8.375	11/20/28	242,847
GBP	600,000	Standard Chartered Bank, Series E, MTN	7.750	04/03/18	1,185,110
EUR	150,000	Standard Chartered PLC	3.875	10/20/16	223,498
EUR	400,000	Standard Chartered PLC, Series E, MTN	1.625	11/20/18	561,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2014

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
EUR	300,000	Standard Chartered PLC, Series E, MTN	4.125%	01/18/19	$467,804
GBP	300,000	Tesco PLC, Series E, MTN	6.125	02/24/22	580,531
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series E, MTN	5.500	02/11/41	382,154
GBP	300,000	Transport for London, Series E, MTN	2.250	08/09/22	478,306
GBP	350,000	Transport for London, Series E, MTN	3.875	07/23/42	577,108
GBP	200,000	Vodafone Group PLC, Series E, MTN	5.375	12/05/17	376,222

					44,758,682

		Total Corporate Bonds (Cost $213,574,759)			227,337,802

		Certificate of Deposit—0.2%
		Australia—0.2%
		Commonwealth Bank of Australia
AUD	450,000	(Cost $420,201)	6.500	07/21/15	433,868

		Total Investments
		(Cost $213,994,960)—98.2%			227,771,670
		Other assets less liabilities—1.8%			4,177,479

		Net Assets—100.0%			$231,949,149

Investment Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DIP—Debt Issuance Program

DPNT—Deposit Notes

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MTN—Medium-Term Notes

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Portfolio Composition

PowerShares Preferred Portfolio (PGX)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Banks	43.7
Capital Markets	16.1
Insurance	12.4
Real Estate Investment Trusts	8.8
Diversified Financial Services	4.4
Electric Utilities	4.3
Consumer Finance	4.2
Diversified Telecommunication	2.5
Multi-Utilities	1.4
Wireless Telecommunication Services	0.8
Commercial Services & Supplies	0.7
Machinery	0.6
Media	0.2
Chemicals	0.1
Thrifts & Mortgage Finance	0.1
Money Market Fund Plus Other Assets Less Liabilities	(0.3)

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—100.3%

	Banks—43.7%
465,453	BAC Capital Trust VIII, 6.00%	$11,906,288
334,932	Bank of America Corp., 6.20%, Series D	8,353,204
1,120,962	Bank of America Corp., 6.38%, Series 3	28,259,452
628,090	Bank of America Corp., 6.63%, Series I	16,097,947
30,481	Bank of America Corp., 7.25%, Series L	34,694,998
3,251,082	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	84,235,535
1,419,704	BB&T Corp., 5.63%, Series E	33,150,088
186,232	BB&T Corp., 5.85%	4,564,546
1,949,236	Citigroup Capital XIII, 7.88%	53,136,173
1,246,384	Citigroup, Inc., 6.88%, Series K	33,440,483
423,539	Citigroup, Inc., 6.88%, Series L	10,724,008
102,471	City National Corp., 5.50%, Series C	2,297,400
48,602	City National Corp., 6.75%, Series D	1,343,845
1,311,046	Countrywide Capital V, 7.00%	33,418,563
92,211	Cullen/Frost Bankers, Inc., 5.38%	2,213,064
284,020	Fifth Third Bancorp, 6.63%, Series I	7,543,571
54,681	First Horizon National Corp., 6.20%, Series A	1,268,599

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
210,963	First Niagara Financial Group, Inc., 8.63%, Series B	$6,124,256
121,590	First Republic Bank, 5.50%	2,723,616
110,135	First Republic Bank, 6.20%, Series B	2,721,436
181,003	First Republic Bank, 6.70%, Series A	4,640,917
97,756	First Republic Bank, 7.00%	2,553,289
46,270	FirstMerit Corp., 5.88%, Series A	1,112,794
2,400,844	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	64,822,788
2,197,167	HSBC Holdings PLC, 8.13% (United Kingdom)	57,499,860
701,257	JPMorgan Chase & Co., 5.45%, Series P	15,862,433
522,907	JPMorgan Chase & Co., 5.50%, Series O	11,864,760
478,368	JPMorgan Chase & Co., 6.70%, Series T	12,131,412
1,055,177	JPMorgan Chase Capital XXIX, 6.70%	27,519,016
544,797	Lloyds Banking Group PLC, 7.75% (United Kingdom)	14,655,039
1,109,327	PNC Financial Services Group, Inc. (The), 6.13%, Series P	29,796,523

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
423,699	RBS Capital Funding Trust VII, 6.08%, Series G (United Kingdom)	$9,740,840
321,690	Regions Financial Corp., 6.38%, Series A	7,739,861
300,000	Regions Financial Corp., 6.38%, Series B(b)	7,455,000
940,761	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	20,922,525
834,209	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	19,153,439
456,027	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	10,575,266
826,392	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	19,792,088
836,989	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	20,305,353
911,594	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,145,372
605,655	Santander Finance Preferred SAU, 10.50%, Series 10 (Spain)	15,856,048
283,778	SunTrust Banks, Inc., 5.88%, Series E	6,560,947
65,903	TCF Financial Corp., 6.45%, Series B	1,634,394
85,139	TCF Financial Corp., 7.50%	2,240,007
155,949	Texas Capital Bancshares, Inc., 6.50%, Series A	3,781,763
1,207,514	U.S. Bancorp, 6.00%, Series G	33,448,138
344,909	U.S. Bancorp, 6.50%, Series F	9,950,625
69,444	Webster Financial Corp., 6.40%, Series E	1,670,128
320,961	Wells Fargo & Co., 5.13%, Series O	7,263,347
317,582	Wells Fargo & Co., 5.20%	7,161,474
880,700	Wells Fargo & Co., 5.85%	22,325,745
177,498	Wells Fargo & Co., 6.63%	4,907,820
2,109,433	Wells Fargo & Co., 8.00%, Series J	62,291,557
198,775	Zions Bancorp, 5.75%, Series H	4,671,213
93,893	Zions Bancorp, 7.90%, Series F	2,629,943

		945,898,796

	Capital Markets—16.1%
207,460	Affiliated Managers Group, Inc., 6.38%	5,151,232
117,592	Ameriprise Financial, Inc., 7.75%	3,011,531
188,513	Apollo Investment Corp., 6.88%	4,586,521
440,471	Ares Capital Corp., 7.00%	11,505,103
414,809	Bank of New York Mellon Corp. (The), 5.20%	9,739,715
59,333	BGC Partners, Inc., 8.13%	1,606,144
301,698	Charles Schwab Corp. (The), 6.00%, Series B	7,645,027
938,759	Deutsche Bank Capital Funding Trust IX, 6.63% (Germany)	24,116,719
480,542	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	13,214,905
2,043,494	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	57,565,226
745,593	Goldman Sachs Group, Inc. (The), 5.50%, Series J	17,618,363
542,619	Goldman Sachs Group, Inc. (The), 5.95%	12,572,482
637,592	Goldman Sachs Group, Inc. (The), 6.13%	16,411,618
400,832	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,888,525

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets (continued)
365,000	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	$9,227,200
331,918	Goldman Sachs Group, Inc. (The), 6.50%	8,809,104
270,000	Morgan Stanley, 6.63%, Series G(b)	6,750,000
537,165	Morgan Stanley, 6.88%	14,283,217
752,971	Morgan Stanley, 7.13%, Series E	20,556,108
2,505,574	Morgan Stanley Capital Trust VII, 6.60%	63,315,855
214,751	Raymond James Financial, Inc., 6.90%	5,641,509
62,137	Solar Capital Ltd., 6.75%	1,482,589
319,603	State Street Corp., 5.25%, Series C	7,526,651
432,408	State Street Corp., 5.90%, Series D(b)	11,225,312
189,423	Stifel Financial Corp., 6.70%	4,985,613

		348,436,269

	Chemicals—0.1%
28,329	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,588,704

	Commercial Services & Supplies—0.7%
249,279	NuStar Logistics LP, 7.63%	6,633,314
56,553	Pitney Bowes, Inc., 5.25%	1,466,419
268,782	Pitney Bowes, Inc., 6.70%	7,063,591

		15,163,324

	Consumer Finance—4.2%
417,557	Ally Financial, Inc., 8.50%, Series A	11,290,741
557,883	Capital One Financial Corp., 6.00%, Series B	13,394,771
376,571	Discover Financial Services, 6.50%, Series B	9,489,589
1,783,100	GMAC Capital Trust I, 8.13%, Series 2	49,017,419
297,087	SLM Corp., 6.00%	6,660,691

		89,853,211

	Diversified Financial Services—4.4%
63,303	GAMCO Global Gold Natural Resources & Income Trust, 5.00%	1,364,180
558,482	General Electric Capital Corp., 4.70%	12,727,805
968,608	General Electric Capital Corp., 4.88%	23,285,185
201,954	ING Groep NV, 6.38% (Netherlands)	5,127,612
1,591,173	ING Groep NV, 7.38% (Netherlands)	41,115,910
264,282	KKR Financial Holdings LLC, 7.38%, Series A	6,699,549
208,302	KKR Financial Holdings LLC, 8.38%	5,869,950

		96,190,191

	Diversified Telecommunication—2.5%
644,785	Qwest Corp., 6.13%	14,804,264
490,632	Qwest Corp., 7.00%	12,764,704
389,626	Qwest Corp., 7.38%	10,406,910
277,154	Qwest Corp., 7.50%	7,394,469
312,584	Verizon Communications, Inc., 5.90%	7,836,481

		53,206,828

	Electric Utilities—4.3%
160,596	Alabama Power Co., 6.45%	4,246,158
145,928	BGE Capital Trust II, 6.20%	3,675,926
315,204	Duke Energy Corp., 5.13%	7,464,031
30,146	Entergy Arkansas, Inc., 4.90%	693,660
199,230	Entergy Arkansas, Inc., 5.75%	5,110,250

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Electric Utilities (continued)
134,984	Entergy Louisiana LLC, 5.25%	$3,308,458
151,548	Entergy Mississippi, Inc., 6.00%	3,826,587
282,479	Entergy Texas, Inc., 7.88%	7,206,039
126,550	Interstate Power & Light Co., 5.10%, Series D	3,054,917
488,270	NextEra Energy Capital Holdings, Inc., 5.00%	10,453,861
376,594	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	8,394,280
181,724	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	4,392,269
263,427	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	6,485,573
306,771	PPL Capital Funding, Inc., 5.90%, Series B	7,393,181
596,730	SCE Trust I, 5.63%	14,124,599
109,356	SCE Trust III, 5.75%(b)	2,822,478

		92,652,267

	Insurance—12.4%
1,425,825	Aegon NV, 6.38% (Netherlands)	36,886,093
406,826	Aegon NV, 8.00% (Netherlands)	11,602,677
326,335	Aflac, Inc., 5.50%	7,903,834
302,433	Allstate Corp. (The), 5.10%	7,597,117
201,962	Allstate Corp. (The), 5.63%	4,921,814
452,416	Allstate Corp. (The), 6.63%, Series E(b)	11,676,857
231,720	Allstate Corp. (The), 6.75%, Series C	6,020,086
301,992	American Financial Group, Inc., 6.38%	7,924,270
208,126	Arch Capital Group Ltd., 6.75%, Series C	5,346,757
80,330	Argo Group US, Inc., 6.50%	1,899,001
148,796	Aspen Insurance Holdings Ltd., 5.95%	3,755,611
193,077	Aspen Insurance Holdings Ltd., 7.25%	5,120,402
257,024	Assured Guaranty Municipal Holdings, Inc., 6.25%	6,425,600
255,767	Aviva PLC, 8.25% (United Kingdom)	7,107,765
129,355	Axis Capital Holdings Ltd., 5.50%, Series D	2,797,949
285,813	Axis Capital Holdings Ltd., 6.88%, Series C	7,382,550
101,967	Endurance Specialty Holdings Ltd., 7.50%, Series B	2,682,752
158,557	Endurance Specialty Holdings Ltd., 7.75%, Series A	4,236,643
103,079	Hanover Insurance Group, Inc. (The), 6.35%	2,460,496
366,985	Hartford Financial Services Group, Inc., 7.88%	10,976,521
95,320	Kemper Corp., 7.38%	2,453,537
228,128	Maiden Holdings Ltd., 8.25%, Series A	5,940,453
106,844	Maiden Holdings North America Ltd., 7.75%	2,737,343
989,429	MetLife, Inc., 6.50%, Series B	25,151,285
87,563	Montpelier Re Holdings Ltd., 8.88%, Series A (Bermuda)	2,356,320
264,142	PartnerRe Ltd., 5.88%, Series F	6,217,903
229,151	PartnerRe Ltd., 7.25%, Series E	6,189,368
179,048	Principal Financial Group, Inc., 6.52%, Series B	4,583,629
348,347	Protective Life Corp., 6.25%	8,642,489
454,276	Prudential Financial, Inc., 5.70%	11,125,219

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance (continued)
336,342	Prudential Financial, Inc., 5.75%	$8,267,286
330,857	Prudential PLC, 6.50% (United Kingdom)	8,529,493
244,826	Reinsurance Group of America, Inc., 6.20%	6,634,785
248,955	RenaissanceRe Holdings Ltd., 5.38%, Series E	5,427,219
117,948	Selective Insurance Group, Inc., 5.88%	2,800,086
62,148	Torchmark Corp., 5.88%	1,520,140
222,959	WR Berkley Corp., 5.63%	5,027,725

		268,329,075

	Machinery—0.6%
486,498	Stanley Black & Decker, Inc., 5.75%	12,079,745

	Media—0.2%
176,049	Comcast Corp., 5.00%	4,371,297

	Multi-Utilities—1.4%
425,210	Dominion Resources, Inc., 8.38%, Series A	10,842,855
309,746	DTE Energy Co., 6.50%	8,010,032
254,685	Integrys Energy Group, Inc., 6.00%	6,430,796
73,239	Pacific Gas & Electric Co., 6.00%, Series A	2,116,607
106,173	SCANA Corp., 7.70%	2,780,671

		30,180,961

	Real Estate Investment Trusts—8.8%
69,410	Alexandria Real Estate Equities, Inc., 6.45%, Series E	1,753,991
126,458	Boston Properties, Inc., 5.25%	2,813,690
256,449	CommonWealth REIT, 5.75%	5,446,977
222,192	DDR Corp., 6.50%, Series J	5,397,044
186,821	Digital Realty Trust, Inc., 5.88%, Series G	4,117,535
267,529	Digital Realty Trust, Inc., 6.63%, Series F	6,514,331
223,439	Digital Realty Trust, Inc., 7.38%, Series H	5,675,351
76,021	EPR Properties, 6.63%, Series F	1,784,213
140,994	Glimcher Realty Trust, 6.88%	3,482,552
177,885	Health Care REIT, Inc., 6.50%, Series J	4,505,827
177,824	Hospitality Properties Trust, 7.13%, Series D	4,587,859
56,973	Kilroy Realty Corp., 6.38%, Series H	1,360,515
51,140	Kilroy Realty Corp., 6.88%, Series G	1,291,285
618,879	Kimco Realty Corp., 6.00%, Series I	14,970,683
200,982	National Retail Properties, Inc., 5.70%, Series E	4,520,085
163,560	National Retail Properties, Inc., 6.63%, Series D	4,102,085
120,240	PS Business Parks, Inc., 5.70%	2,771,532
255,269	PS Business Parks, Inc., 6.00%, Series T	6,111,140
177,829	PS Business Parks, Inc., 6.45%, Series S	4,563,092
154,910	Public Storage, 5.20%, Series W	3,408,020
312,405	Public Storage, 6.35%, Series R	7,953,831
130,153	Public Storage, 6.38%, Series Y	3,312,394
1,511,727	Public Storage, 6.50%, Series Q	39,471,192
195,174	Realty Income Corp., 6.63%, Series F	5,029,634
210,799	Realty Income Corp., 6.75%, Series E	5,350,079
148,279	Regency Centers Corp., 6.63%, Series 6	3,745,527
229,030	Senior Housing Properties Trust, 5.63%	5,189,820
150,342	SL Green Realty Corp., 6.50%, Series I	3,722,468
165,060	Ventas Realty LP, 5.45%	4,037,368
422,423	Vornado Realty LP, 7.88%	10,919,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Real Estate Investment Trusts (continued)
145,956	Vornado Realty Trust, 5.70%, Series K	$3,453,319
336,636	Vornado Realty Trust, 6.63%, Series I	8,513,524

		189,876,597

	Thrifts & Mortgage Finance—0.1%
85,215	Astoria Financial Corp., 6.50%, Series C	2,077,542

	Wireless Telecommunication Services—0.8%
185,640	Telephone & Data Systems, Inc., 5.88%	4,056,234
348,319	Telephone & Data Systems, Inc., 6.63%	8,662,693
223,759	United States Cellular Corp., 6.95%	5,676,767

		18,395,694

	Total Preferred Stocks and Other Equity Interests (Cost $2,144,420,438)	2,169,300,501

	Money Market Fund—0.0%
881,519	Invesco Premier Portfolio—Institutional Class(c) (Cost $881,519)	881,519

	Total Investments (Cost $2,145,301,957)—100.3%	2,170,182,020
	Other assets less liabilities—(0.3)%	(7,021,201)

	Net Assets—100.0%	$2,163,160,819

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.7%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Portfolio Composition

PowerShares Variable Rate Preferred Portfolio (VRP)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Banks	48.2
Insurance	20.3
Capital Markets	10.8
Consumer Finance	6.6
Diversified Financial Services	4.5
Pipelines	4.0
Miscellaneous Manufacturing	1.5
Agriculture	0.7
Hand/Machine Tools	0.7
Commercial Services & Supplies	0.7
Multi-Utilities	0.7
Electric Utilities	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.8

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Preferred Stocks(a)—55.1%
	Agriculture—0.7%
2,044	CHS, Inc., 7.10%, Series 2(b)	$56,455

	Banks—30.2%
1,455	Bank of America Corp., 3.00%, Series H	29,027
1,023	Bank of America Corp., 4.00%, Series 4	22,731
2,052	Bank of America Corp., 4.00%, Series 5	44,159
1,544	Bank of America Corp., 4.00%, Series E	34,555
10,931	Citigroup Capital XIII, 7.88%	297,979
7,276	Citigroup, Inc., 6.88%, Series K	195,215
4,624	Citigroup, Inc., 7.13%, Series J	125,542
487	City National Corp., 6.75%, Series D	13,466
2,190	Fifth Third Bancorp, 6.63%, Series I	58,166
1,703	First Niagara Financial Group, Inc., 8.63%, Series B	49,438
540	FNB Corp., 7.25%	14,439
2,519	HSBC USA, Inc., 3.50%, Series F (United Kingdom)	56,224
1,819	HSBC USA, Inc., 4.00%, Series G (United Kingdom)	41,200
730	HSBC USA, Inc., 4.50%, Series D (United Kingdom)	18,345
5,110	Merrill Lynch Capital Trust I, 6.45%, Series K	129,794
4,624	Merrill Lynch Capital Trust II, 6.45%	117,542
7,301	PNC Financial Services Group, Inc. (The), 6.13%, Series P	196,105
1,024	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	20,685
840	SunTrust Banks, Inc., 4.00%	18,001
633	Synovus Financial Corp., 7.88%, Series C	17,692
4,867	U.S. Bancorp, 3.50%, Series B	108,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2014

(Unaudited)

Number of Shares				Value
	Preferred Stocks(a) (continued)
	Bank (continued)
5,281	U.S. Bancorp, 6.00%, Series G			$146,284
5,354	U.S. Bancorp, 6.50%, Series F			154,463
8,396	Wells Fargo & Co., 5.85%			212,839
4,088	Wells Fargo & Co., 6.63%			113,033
836	Zions Bancorp, 6.30%, Series G			21,092

				2,256,307

	Capital Markets—10.7%
3,650	Goldman Sachs Group, Inc. (The), 3.75%, Series A			72,453
973	Goldman Sachs Group, Inc. (The), 4.00%, Series C			20,179
6,571	Goldman Sachs Group, Inc. (The), 4.00%, Series D			133,523
4,867	Goldman Sachs Group, Inc. (The), 5.50%, Series J			115,007
5,354	Morgan Stanley, 4.00%, Series A			109,489
4,137	Morgan Stanley, 6.88%			110,003
4,198	Morgan Stanley, 7.13%, Series E			114,605
3,650	State Street Corp., 5.90%, Series D(b)			94,754
1,460	UBS Preferred Funding Trust IV, 0.85%, Series D (Switzerland)			26,660

				796,673

	Commercial Services & Supplies—0.7%
1,959	NuStar Logistics LP, 7.63%			52,129

	Consumer Finance—6.6%
4,973	Ally Financial, Inc., 8.50%, Series A			134,470
12,980	GMAC Capital Trust I, 8.13%, Series 2			356,820

				491,290

	Electric Utilities—0.5%
1,338	SCE Trust III, 5.75%(b)			34,534

	Insurance—5.1%
1,217	Aegon NV, 4.00%, Series 1 (Netherlands)			27,930
2,434	Allstate Corp. (The), 5.10%			61,142
1,338	Aspen Insurance Holdings Ltd., 5.95%			33,771
648	Aspen Insurance Holdings Ltd., 7.40%			17,029
2,920	Hartford Financial Services Group, Inc., 7.88%			87,337
2,920	MetLife, Inc., 4.00%, Series A			70,576
1,217	Principal Financial Group, Inc., 6.52%, Series B			31,155
1,947	Reinsurance Group of America, Inc., 6.20%			52,764

				381,704

	Multi-Utilities—0.6%
1,947	Integrys Energy Group, Inc., 6.00%			49,162

	Total Preferred Stocks (Cost $4,108,301)			4,118,254

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—44.1%
	Banks—18.1%
$100,000	BAC Capital Trust XIV, Series G(c)	4.000%	09/29/49	78,500
300,000	Goldman Sachs Capital II(c)	4.000	12/29/49	232,875
100,000	JPMorgan Chase Capital XXI, Series U(c)	1.173	02/02/37	82,500
150,000	JPMorgan Chase Capital XXIII(c)	1.236	05/15/47	117,750
100,000	Mellon Capital IV, Series 1(c)	4.000	06/29/49	85,000
150,000	RBS Capital Trust I, Series O (United Kingdom)(c)	2.099	12/29/49	145,875
100,000	RBS Capital Trust III (United Kingdom)(c)	5.512	09/29/49	99,250
100,000	State Street Capital Trust IV	1.233	06/15/37	83,125
125,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)(c)	6.243	05/29/49	132,813
300,000	Wachovia Capital Trust III	5.570	03/29/49	291,000

				1,348,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services—4.5%
$100,000	American Express Co.	6.800%	09/01/66	$110,750
200,000	General Electric Capital Corp., Series G, MTN	6.375	11/15/67	223,250

				334,000

	Hand/Machine Tools—0.7%
50,000	Stanley Black & Decker, Inc.	5.750	12/15/53	54,375

	Insurance—15.3%
100,000	Allstate Corp. (The)	5.750	08/15/53	107,250
125,000	Chubb Corp. (The)	6.375	03/29/67	139,531
100,000	Genworth Holdings, Inc.	6.150	11/15/66	94,000
100,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	118,375
150,000	Lincoln National Corp.	7.000	05/17/66	156,000
200,000	Prudential Financial, Inc.	8.875	06/15/38	245,500
175,000	Prudential Financial, Inc.	5.625	06/15/43	181,344
100,000	Voya Financial, Inc.	5.650	05/15/53	100,500

				1,142,500

	Miscellaneous Manufacturing—1.5%
100,000	GE Capital Trust I	6.375	11/15/67	111,125

	Pipelines—4.0%
150,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	171,187
125,000	Transcanada Pipelines Ltd. (Canada)	6.350	05/15/67	130,313

				301,500

	Total Corporate Bonds (Cost $3,299,093)			3,292,188

Number of Shares
	Money Market Fund—0.0%
25	Invesco Premier Portfolio—Institutional Class(d) (Cost $25)			25

	Total Investments (Cost $7,407,419)—99.2%			7,410,467
	Other assets less liabilities—0.8%			56,241

	Net Assets—100.0%			$7,466,708

Investment Abbreviations:

MTN—Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Variable rate coupon. Stated interest rate was in effect at April 30, 2014.

(d) The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

State Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
California	19.8
Colorado	8.6
Florida	14.5
Kentucky	3.1
Michigan	4.3
Missouri	4.6
New York	12.6
Pennsylvania	9.8
Tennessee	8.5
Texas	5.0
Other States Less Than 3% Each	5.3
Other Assets Less Liabilities	3.9

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b)—96.1%
	Ad Valorem Property Tax—5.6%
$3,000,000	City of New York (Remarketed) Sub-Ser. 94-B9	0.100%	08/15/23	$3,000,000
200,000	City of New York (Remarketed) Sub-Ser. 96-J3	0.100	02/15/16	200,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.650	11/15/26	5,000,000
400,000	Shelby County Tennessee Ser. 06C	0.110	12/01/31	400,000

				8,600,000

	College Revenue—9.2%
2,800,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.300	04/01/35	2,800,000
6,500,000	University of Michigan Ser. 02	0.080	04/01/32	6,500,000
4,800,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A	0.210	02/01/32	4,800,000

				14,100,000

	Electric Power Revenue—15.0%
7,270,000	JEA Florida Electric System Rev. Ser. Three 08C-2	0.120	10/01/34	7,270,000
8,800,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1	0.110	06/01/26	8,800,000
7,000,000	Southern California Public Power Auth. Subordinate Ref. (Southern Transmission) Ser. 00A AGM	0.110	07/01/23	7,000,000

				23,070,000

	Highway Tolls Revenue—11.5%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07	0.080	04/01/47	3,825,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.340	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.340	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.300	04/01/26	3,000,000
7,655,000	Triborough New York State Bridge & Tunnel Auth. Rev. Ref. (MTA Bridges Tunnels) Ser. 07AB AGM	0.230	01/01/19	7,655,000

				17,680,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) (continued)
	Hospital Revenue—18.6%
$5,400,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A	0.100%	08/01/24	$5,400,000
7,000,000	California State Statewide Community Development Auth. Ser. 03D	0.100	05/01/33	7,000,000
4,450,000	Colorado State Health Facilities Auth. Rev. (Sisters Charity Health System) Ser. 03B	0.120	12/01/38	4,450,000
7,000,000	Missouri State Health & Educational Facilities Auth. (SSM Healthcare D4-Remarketed) Ser. 05	0.140	06/01/33	7,000,000
4,725,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.120	11/01/26	4,725,000

				28,575,000

	Industrial Revenue—5.5%
1,800,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	0.500	12/01/37	1,800,000
6,655,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.080	02/01/22	6,655,000

				8,455,000

	Lease Revenue—5.0%
4,800,000	Orange County Florida School Board COP Ser. 08C	0.110	08/01/25	4,800,000
2,800,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.110	04/01/30	2,800,000

				7,600,000

	Miscellaneous Revenue—10.5%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.160	08/01/16	400,000
2,885,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.130	06/01/29	2,885,000
10,000,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85C	0.300	12/01/20	10,000,000
900,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.130	03/01/25	900,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1	0.100	01/01/30	2,000,000

				16,185,000

	Multiple Utility Revenue—5.7%
8,765,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.320	11/01/36	8,765,000

	Sales Tax Revenue—6.6%
10,095,000	Florida State Department of Environmental Protection Preservation Rev. (Everglades Restoration) Ser. 07A AGC	0.200	07/01/27	10,095,000

	Water Revenue—2.9%
4,500,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.070	07/01/37	4,500,000

	Total Investments (Cost $147,625,000)(c)—96.1%			147,625,000
	Other assets less liabilities—3.9%			6,004,584

	Net Assets—100.0%			$153,629,584

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

Ref.—Refunding Bonds

Rev.—Revenue

Ser.—Series

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2014.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	This table, as of April 30, 2014, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.7%
Assured Guaranty Corp.	6.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Assets:
Unaffiliated investments, at value	$249,589,253	$623,561,361	$568,022,739	$182,559,733	$1,966,022,371	$4,230,392	$642,022,243
Affiliated investments, at value	631,518	29,242,308	9,200,062	1,147,533	9,849,108	—	1,315,533

Total investments, at value	250,220,771	652,803,669	577,222,801	183,707,266	1,975,871,479	4,230,392	643,337,776
Cash	—	—	—	—	—	—	—
Cash segregated as collateral	—	—	—	—	1,642,149	—	—
Foreign currencies, at value	—	—	—	113,180	—	12,947	—
Receivables:
Dividends and interest	2,331,313	9,666,999	720,576	2,032,226	26,150,915	88,683	9,475,911
Investments sold	—	—	—	—	—	—	2,482,900
Foreign tax reclaims	—	—	—	—	—	896	—
Shares sold	—	1,452,910	2,500,895	—	1,576,201	—	—

Total Assets	252,552,084	663,923,578	580,444,272	185,852,672	2,005,240,744	4,332,918	655,296,587

Liabilities:
Due to custodian	528,354	201,991	3,747,893	531,523	7,731,058	16,893	2,400,292
Payables:
Collateral upon receipt of securities in-kind	—	—	—	—	1,642,149	—	—
Investments purchased	—	—	2,514,971	—	1,576,202	—	—
Accrued unitary management fees	51,442	146,064	225,847	71,469	804,051	1,772	265,989
Accrued expenses	—	—	—	583	—	5,061	—

Total Liabilities	579,796	348,055	6,488,711	603,575	11,753,460	23,726	2,666,281

Net Assets	$251,972,288	$663,575,523	$573,955,561	$185,249,097	$1,993,487,284	$4,309,192	$652,630,306

Net Assets Consist of:
Shares of beneficial interest	$247,659,749	$615,513,565	$562,291,548	$191,033,125	$2,113,490,731	$5,186,560	$637,003,762
Undistributed net investment income (loss)	(83,567)	(55,618)	(3,184,195)	(5,655)	(367,723)	(2,783)	(189,390)
Undistributed net realized gain (loss)	(28,892)	(285,087)	(6,202,378)	(709,351)	(18,844,771)	(196,243)	(3,088,943)
Net unrealized appreciation (depreciation)	4,424,998	48,402,663	21,050,586	(5,069,022)	(100,790,953)	(678,342)	18,904,877

Net Assets	$251,972,288	$663,575,523	$573,955,561	$185,249,097	$1,993,487,284	$4,309,192	$652,630,306

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,200,000	22,950,000	22,950,000	7,550,001	70,600,000	200,001	33,500,000
Net asset value	$30.73	$28.91	$25.01	$24.54	$28.24	$21.55	$19.48

Market price	$30.73	$29.01	$25.00	$24.36	$28.26	$21.59	$19.50

Unaffiliated investments, at cost	$245,164,255	$575,158,698	$546,493,127	$187,587,215	$2,066,813,324	$4,898,375	$623,117,366

Affiliated investments, at cost	$631,518	$29,242,308	$9,679,088	$1,147,533	$9,849,108	$—	$1,315,533

Total investments, at cost	$245,795,773	$604,401,006	$556,172,215	$188,734,748	$2,076,662,432	$4,898,375	$624,432,899

Foreign currencies, at cost	$—	$—	$—	$113,080	$—	$12,977	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$26,319,246	$28,776,185	$49,695,247	$589,750,066	$43,760,603	$227,771,670	$2,169,300,501	$7,410,442	$147,625,000
112,850	374,091	—	—	—	—	881,519	25	—

26,432,096	29,150,276	49,695,247	589,750,066	43,760,603	227,771,670	2,170,182,020	7,410,467	147,625,000
—	—	1,545,511	12,651,906	643,351	—	—	—	6,009,975
—	—	—	—	—	1,074,333	—	—	—
—	—	—	—	—	1,085,919	—	—	—

283,807	557,165	646,337	8,452,961	701,441	3,908,669	4,531,628	56,870	27,204
—	159,047	—	—	614,036	150,060	—	—	—
—	—	—	—	—	77,840	—	—	—
—	—	—	—	—	2,441,407	6,484,422	7,460,460	—

26,715,903	29,866,488	51,887,095	610,854,933	45,719,431	236,509,898	2,181,198,070	14,927,797	153,662,179

52,528	104,808	—	—	—	883,628	10,851,958	—	—

—	—	—	—	—	1,074,333	—	—	—
—	—	—	—	—	2,511,384	6,315,633	7,460,782	—
4,795	8,508	11,632	138,132	10,468	91,404	869,660	307	32,595
—	—	—	—	—	—	—	—	—

57,323	113,316	11,632	138,132	10,468	4,560,749	18,037,251	7,461,089	32,595

$26,658,580	$29,753,172	$51,875,463	$610,716,801	$45,708,963	$231,949,149	$2,163,160,819	$7,466,708	$153,629,584

$26,481,888	$29,761,213	$51,634,281	$590,000,404	$46,025,399	$218,127,032	$2,179,987,396	$7,460,485	$153,720,930
7,697	(21,827)	30,360	(158,554)	13,938	(34,899)	183,752	3,175	(91,343)

(38,967)	20,741	(1,533,066)	(4,559,999)	(795,401)	(26,341)	(41,890,392)	—	(3)

207,962	(6,955)	1,743,888	25,434,950	465,027	13,883,357	24,880,063	3,048	—

$26,658,580	$29,753,172	$51,875,463	$610,716,801	$45,708,963	$231,949,149	$2,163,160,819	$7,466,708	$153,629,584

1,050,001	1,200,001	2,100,000	25,200,000	1,950,000	7,650,000	149,950,000	300,001	6,150,000
$25.39	$24.79	$24.70	$24.23	$23.44	$30.32	$14.43	$24.89	$24.98

$25.34	$24.85	$24.81	$24.39	$23.40	$30.45	$14.43	N/A	$24.98

$26,111,284	$28,783,140	$47,951,359	$564,315,116	$43,295,576	$213,994,960	$2,144,420,438	$7,407,394	$147,625,000

$112,850	$374,091	$—	$—	$—	$—	$881,519	$25	$—

$26,224,134	$29,157,231	$47,951,359	$564,315,116	$43,295,576	$213,994,960	$2,145,301,957	$7,407,419	$147,625,000

$—	$—	$—	$—	$—	$1,059,081	$—	$—	$—

77

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares CEF Income Composite Portfolio (PCEF)	PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Investment Income:
Unaffiliated interest income	$2,403,060	$16,822,562	$—	$3,113,415	$47,920,318	$106,019	$15,828,398
Unaffiliated dividend income	—	—	18,936,533	—	—	—	—
Affiliated dividend income	33	1,005	160,920	525	1,054	—	361
Foreign withholding tax	—	—	—	(11,224)	—	—	—

Total Income	2,403,093	16,823,567	19,097,453	3,102,716	47,921,372	106,019	15,828,759

Expenses:
Unitary management fees	217,237	875,220	1,237,979	382,737	4,654,559	10,612	1,578,129
Proxy	43	(3,775)	(2,111)	8	(15,112)	—	(1,311)
Tax expenses	—	—	—	583	—	—	—

Total Expenses	217,280	871,445	1,235,868	383,328	4,639,447	10,612	1,576,818

Waivers	(214)	(8,082)	(638)	(3,485)	(7,921)	(3)	(2,700)

Net Expenses	217,066	863,363	1,235,230	379,843	4,631,526	10,609	1,574,118

Net Investment Income (Loss)	2,186,027	15,960,204	17,862,223	2,722,873	43,289,846	95,410	14,254,641

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(187,221)	2,580,696	1,093,814	(393,331)	(11,437,017)	(1,719)	(43,251)
In-kind redemptions	362,531	—	257,292	—	4,646,534	—	2,957,058
Foreign currencies	—	—	—	(71,883)	—	(17,245)	—

Net realized gain (loss)	175,310	2,580,696	1,351,106	(465,214)	(6,790,483)	(18,964)	2,913,807

Change in net unrealized appreciation (depreciation) on:
Investment securities	3,600,737	18,349,339	15,623,798	(6,217,063)	23,041,841	(192,026)	4,807,853
Foreign currencies	—	—	—	(48,571)	—	(547)	—

Net change in unrealized appreciation (depreciation)	3,600,737	18,349,339	15,623,798	(6,265,634)	23,041,841	(192,573)	4,807,853

Net realized and unrealized gain (loss)	3,776,047	20,930,035	16,974,904	(6,730,848)	16,251,358	(211,537)	7,721,660

Net increase (decrease) in net assets resulting from operations	$5,962,074	$36,890,239	$34,837,127	$(4,007,975)	$59,541,204	$(116,127)	$21,976,301

(a)	For the period April 28, 2014 (commencement of investment operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares Insured California Municipal Bond Portfolio (PWZ)	PowerShares Insured National Municipal Bond Portfolio (PZA)	PowerShares Insured New York Municipal Bond Portfolio (PZT)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares Preferred Portfolio (PGX)	PowerShares Variable Rate Preferred Portfolio (VRP)(a)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$402,954	$570,637	$1,147,877	$13,177,206	$1,004,459	$2,976,883	$—	$—	$129,853
—	—	—	—	—	—	70,145,598	3,482	—
13	39	—	—	—	14	520	—	—
—	(48)	—	—	—	(1,928)	—	—	—

402,967	570,628	1,147,877	13,177,206	1,004,459	2,974,969	70,146,118	3,482	129,853

32,988	45,603	71,146	783,435	63,307	460,359	5,067,817	307	216,996
129	—	(10,479)	5,521	(8,619)	(458)	(11,905)	—	(25)
—	—	—	—	—	—	—	—	—

33,117	45,603	60,667	788,956	54,688	459,901	5,055,912	307	216,971

(97)	(273)	—	—	—	(68)	(3,688)	—	—

33,020	45,330	60,667	788,956	54,688	459,833	5,052,224	307	216,971

369,947	525,298	1,087,210	12,388,250	949,771	2,515,136	65,093,894	3,175	(87,118)

(12,686)	35,640	(1,080,354)	49,240	9,092	43,254	(3,773,718)	—	(3)
(26,269)	—	—	—	—	—	5,581,331	—	—
—	—	—	—	—	(64,177)	—	—	—

(38,955)	35,640	(1,080,354)	49,240	9,092	(20,923)	1,807,613	—	(3)

303,163	(79,378)	3,398,374	22,115,706	2,060,834	5,987,434	90,476,596	3,048	—
—	—	—	—	—	29,590	—	—	—

303,163	(79,378)	3,398,374	22,115,706	2,060,834	6,017,024	90,476,596	3,048	—

264,208	(43,738)	2,318,020	22,164,946	2,069,926	5,996,101	92,284,209	3,048	(3)

$634,155	$481,560	$3,405,230	$34,553,196	$3,019,697	$8,511,237	$157,378,103	$6,223	$(87,121)

79

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)		PowerShares CEF Income Composite Portfolio (PCEF)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$2,186,027	$3,708,664	$15,960,204	$46,957,679	$17,862,223	$21,390,662
Net realized gain (loss)	175,310	1,991,279	2,580,696	12,066,545	1,351,106	562,585
Net change in unrealized appreciation (depreciation)	3,600,737	(15,045,493)	18,349,339	(91,210,140)	15,623,798	(10,918,245)

Net increase (decrease) in net assets resulting from operations	5,962,074	(9,345,550)	36,890,239	(32,185,916)	34,837,127	11,035,002

Distributions to Shareholders from:
Net investment income	(2,269,594)	(3,728,623)	(16,015,822)	(47,070,053)	(21,046,418)	(26,361,402)
Capital gains	—	(5,202)	—	—	—	—
Return of capital	—	—	—	—	—	(8,400,472)

Total distributions to shareholders	(2,269,594)	(3,733,825)	(16,015,822)	(47,070,053)	(21,046,418)	(34,761,874)

Shareholder Transactions:
Proceeds from shares sold	106,767,571	22,488,678	42,049,556	112,881,072	93,951,844	159,492,425
Value of shares repurchased	(9,028,048)	(25,326,612)	(82,991,678)	(420,310,268)	(3,575,703)	(35,243,329)
Transaction fees	—	—	—	—	—	—
Net increase from payments from service providers (Note 3)	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	97,739,523	(2,837,934)	(40,942,122)	(307,429,196)	90,376,141	124,249,096

Increase (Decrease) in Net Assets	101,432,003	(15,917,309)	(20,067,705)	(386,685,165)	104,166,850	100,522,224

Net Assets:
Beginning of period	150,540,285	166,457,594	683,643,228	1,070,328,393	469,788,711	369,266,487

End of period	$251,972,288	$150,540,285	$663,575,523	$683,643,228	$573,955,561	$469,788,711

Undistributed net investment income (loss) at end of period	$(83,567)	$—	$(55,618)	$—	$(3,184,195)	$—

Changes in Shares Outstanding:
Shares sold	3,550,000	700,000	1,450,000	3,700,000	3,850,000	6,200,000
Shares repurchased	(300,000)	(800,000)	(3,000,000)	(14,650,000)	(150,000)	(1,450,000)
Shares outstanding, beginning of period	4,950,000	5,050,000	24,500,000	35,450,000	19,250,000	14,500,000

Shares outstanding, end of period	8,200,000	4,950,000	22,950,000	24,500,000	22,950,000	19,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)		PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)		PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)		PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$2,722,873	$2,151,593	$43,289,846	$104,678,007	$95,410	$168,958	$14,254,641	$34,963,957	$369,947	$697,118
(465,214)	(182,989)	(6,790,483)	111,583,211	(18,964)	(496,373)	2,913,807	14,795,498	(38,955)	63,740
(6,265,634)	955,094	23,041,841	(367,874,858)	(192,573)	(485,769)	4,807,853	(15,222,016)	303,163	(899,958)

(4,007,975)	2,923,698	59,541,204	(151,613,640)	(116,127)	(813,184)	21,976,301	34,537,439	634,155	(139,100)

(2,824,052)	(2,117,217)	(43,657,569)	(105,617,667)	(98,193)	—	(14,444,031)	(35,119,389)	(362,250)	(709,705)
—	—	—	—	—	—	—	—	(18,158)	—
—	—	—	—	—	(184,025)	—	—	—	—

(2,824,052)	(2,117,217)	(43,657,569)	(105,617,667)	(98,193)	(184,025)	(14,444,031)	(35,119,389)	(380,408)	(709,705)

105,190,475	101,135,431	225,306,135	901,739,155	—	10,000,025	96,854,464	171,321,969	1,247,468	6,342,922
(20,953,192)	(12,401,565)	(255,978,165)	(1,445,018,456)	—	(4,554,558)	(73,185,735)	(387,896,410)	(8,767,206)	(2,563,275)
630,718	580,146	—	—	—	10,208	—	—	—	—
—	—	—	—	—	65,046	—	—	—	—

84,868,001	89,314,012	(30,672,030)	(543,279,301)	—	5,520,721	23,668,729	(216,574,441)	(7,519,738)	3,779,647

78,035,974	90,120,493	(14,788,395)	(800,510,608)	(214,320)	4,523,512	31,200,999	(217,156,391)	(7,265,991)	2,930,842

107,213,123	17,092,630	2,008,275,679	2,808,786,287	4,523,512	—	621,429,307	838,585,698	33,924,571	30,993,729

$185,249,097	$107,213,123	$1,993,487,284	$2,008,275,679	$4,309,192	$4,523,512	$652,630,306	$621,429,307	$26,658,580	$33,924,571

$(5,655)	$95,524	$(367,723)	$—	$(2,783)	$—	$(189,390)	$—	$7,697	$—

4,150,000	4,050,000	8,100,000	30,200,000	—	400,001	5,000,000	8,900,000	50,000	250,000
(850,000)	(500,000)	(9,400,000)	(48,900,000)	—	(200,000)	(3,800,000)	(20,300,000)	(350,000)	(100,000)
4,250,001	700,001	71,900,000	90,600,000	200,001	—	32,300,000	43,700,000	1,350,001	1,200,001

7,550,001	4,250,001	70,600,000	71,900,000	200,001	200,001	33,500,000	32,300,000	1,050,001	1,350,001

81

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)		PowerShares Insured California Municipal Bond Portfolio (PWZ)		PowerShares Insured National Municipal Bond Portfolio (PZA)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income (loss)	$525,298	$107,142	$1,087,210	$2,635,745	$12,388,250	$34,693,927
Net realized gain (loss)	35,640	(14,899)	(1,080,354)	(387,614)	49,240	(25,803,609)
Net change in unrealized appreciation (depreciation)	(79,378)	72,423	3,398,374	(5,430,982)	22,115,706	(65,916,809)

Net increase (decrease) in net assets resulting from operations	481,560	164,666	3,405,230	(3,182,851)	34,553,196	(57,026,491)

Distributions to Shareholders from:
Net investment income	(555,267)	(99,000)	(1,056,850)	(95)	(12,546,804)	(597)
Tax-exempt income	—	—	—	(2,635,650)	—	(34,693,330)
Return of capital	—	—	—	(8,511)	—	(4,201)

Total distributions to shareholders	(555,267)	(99,000)	(1,056,850)	(2,644,256)	(12,546,804)	(34,698,128)

Shareholder Transactions:
Proceeds from shares sold	14,924,016	14,837,197	1,226,726	17,824,233	58,802,330	185,888,327
Value of shares repurchased	—	—	(12,878,473)	(14,227,103)	(34,689,540)	(462,743,101)
Transaction fees	—	—	70,526	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	14,924,016	14,837,197	(11,581,221)	3,597,130	24,112,790	(276,854,774)

Increase (Decrease) in Net Assets	14,850,309	14,902,863	(9,232,841)	(2,229,977)	46,119,182	(368,579,393)

Net Assets:
Beginning of period	14,902,863	—	61,108,304	63,338,281	564,597,619	933,177,012

End of period	$29,753,172	$14,902,863	$51,875,463	$61,108,304	$610,716,801	$564,597,619

Undistributed net investment income (loss) at end of period	$(21,827)	$8,142	$30,360	$—	$(158,554)	$—

Changes in Shares Outstanding:
Shares sold	600,000	600,001	50,000	700,000	2,450,000	7,200,000
Shares repurchased	—	—	(550,000)	(600,000)	(1,500,000)	(19,200,000)
Shares outstanding, beginning of period	600,001	—	2,600,000	2,500,000	24,250,000	36,250,000

Shares outstanding, end of period	1,200,001	600,001	2,100,000	2,600,000	25,200,000	24,250,000

(a)	For the period April 28, 2014 (commencement of investment operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

PowerShares Insured New York Municipal Bond Portfolio (PZT)		PowerShares International Corporate Bond Portfolio (PICB)		PowerShares Preferred Portfolio (PGX)		PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014(a)	April 30, 2014	October 31, 2013

$949,771	$2,469,726	$2,515,136	$4,225,850	$65,093,894	$145,598,441	$3,175	$(87,118)	$75,658
9,092	(755,255)	(20,923)	(854,664)	1,807,613	34,391,873	—	(3)	—
2,060,834	(6,062,616)	6,017,024	2,943,697	90,476,596	(217,947,419)	3,048	—	—

3,019,697	(4,348,145)	8,511,237	6,314,883	157,378,103	(37,957,105)	6,223	(87,121)	75,658

(935,833)	(5,386)	(2,549,885)	(3,371,501)	(64,910,142)	(147,728,843)	—	(4,225)	(64)
—	(2,464,340)	—	—	—	—	—	—	(76,762)
—	(10,213)	—	(655,978)	—	—	—	—	(21,885)

(935,833)	(2,479,939)	(2,549,885)	(4,027,479)	(64,910,142)	(147,728,843)	—	(4,225)	(98,711)

28,034	4,825,722	69,518,764	43,391,129	135,687,052	663,144,378	7,460,485	8,747,370	44,989,309
(5,606,705)	(20,777,045)	—	(21,178,344)	(172,024,744)	(451,617,054)	—	(48,726,028)	(168,715,726)
—	—	132,755	161,424	—	—	—	—	—

(5,578,671)	(15,951,323)	69,651,519	22,374,209	(36,337,692)	211,527,324	7,460,485	(39,978,658)	(123,726,417)

(3,494,807)	(22,779,407)	75,612,871	24,661,613	56,130,269	25,841,376	7,466,708	(40,070,004)	(123,749,470)

49,203,770	71,983,177	156,336,278	131,674,665	2,107,030,550	2,081,189,174	—	193,699,588	317,449,058

$45,708,963	$49,203,770	$231,949,149	$156,336,278	$2,163,160,819	$2,107,030,550	$7,466,708	$153,629,584	$193,699,588

$13,938	$—	$(34,899)	$(150)	$183,752	$—	$3,175	$(91,343)	$—

—	200,000	2,350,000	1,500,000	9,600,000	44,850,000	300,001	350,000	1,800,000
(250,000)	(900,000)	—	(750,000)	(12,600,000)	(32,300,000)	—	(1,950,000)	(6,750,000)
2,200,000	2,900,000	5,300,000	4,550,000	152,950,000	140,400,000	—	7,750,000	12,700,000

1,950,000	2,200,000	7,650,000	5,300,000	149,950,000	152,950,000	300,001	6,150,000	7,750,000

83

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$30.41		$32.96		$31.40	$29.24	$27.58	$26.31
Net investment income(a)	0.37		0.74		0.76	0.81	0.87	0.92
Net realized and unrealized gain (loss) on investments	0.33		(2.55)		1.59	2.26	1.79	1.33
Total from investment operations	0.70		(1.81)		2.35	3.07	2.66	2.25
Distributions to shareholders from:
Net investment income	(0.38)		(0.74)		(0.79)	(0.79)	(0.87)	(0.91)
Capital gains	—		(0.00	)(b)	—	—	—	—
Return of capital	—		—		—	(0.12)	(0.13)	(0.07)
Total distributions	(0.38)		(0.74)		(0.79)	(0.91)	(1.00)	(0.98)
Net asset value at end of year	$30.73		$30.41		$32.96	$31.40	$29.24	$27.58
Market price at end of year(c)	$30.73		$30.40		$32.92	$31.54	$29.23	$27.59
Net Asset Value Total Return(d)	2.33%		(5.55)%		7.56%	10.86%	9.91%	8.55%
Market Price Total Return(d)	2.36%		(5.47)%		6.94%	11.38%	9.84%	8.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$251,972		$150,540		$166,458	$260,646	$76,024	$66,180
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%		0.25%	0.25%	0.25%	0.25%
Net investment income	2.52	%(e)	2.33%		2.34%	2.82%	3.12%	3.22%
Portfolio turnover rate(f)	4%		5%		4%	4%	1%	1%

PowerShares Build America Bond Portfolio (BAB)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period November 16, 2009(g) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$27.90		$30.19	$28.16	$26.13		$24.90
Net investment income(a)	0.71		1.42	1.45	1.49		1.30
Net realized and unrealized gain (loss) on investments	1.01		(2.29)	2.06	2.03		1.17
Total from investment operations	1.72		(0.87)	3.51	3.52		2.47
Distributions to shareholders from:
Net investment income	(0.71)		(1.42)	(1.48)	(1.49)		(1.22)
Return of capital	—		—	—	(0.00	)(b)	(0.02)
Total distributions	(0.71)		(1.42)	(1.48)	(1.49)		(1.24)
Net asset value at end of period	$28.91		$27.90	$30.19	$28.16		$26.13
Market price at end of period(c)	$29.01		$27.79	$30.16	$28.18		$26.16
Net Asset Value Total Return(d)	6.28%		(3.00)%	12.74%	14.10%		10.16	%(h)
Market Price Total Return(d)	7.08%		(3.28)%	12.54%	14.04%		10.29	%(h)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$663,576		$683,643	$1,070,328	$664,596		$569,606
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%	0.28%		0.28	%(e)
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.31%	0.35%		0.35	%(e)
Net investment income, after Waivers	5.11	%(e)	4.80%	4.92%	5.68%		5.42	%(e)
Portfolio turnover rate(f)	3%		5%	2%	15%		5%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	Commencement of Investment Operations.
(h)	The net asset value total return from Fund Inception (November 17, 2009, the first day of trading on the Exchange) to October 31, 2010 was 10.34%. The market price total return from Fund Inception to October 31, 2010 was 10.06%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights (continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period February 16, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$24.40		$25.47	$23.84	$26.16	$25.00
Net investment income(b)	0.87		1.21	1.40	1.27	1.03
Net realized and unrealized gain (loss) on investments	0.77		(0.31)	4.28	(1.57)	1.58
Total from investment operations	1.64		0.90	5.68	(0.30)	2.61
Distributions to shareholders from:
Net investment income	(1.03)		(1.49)	(3.83)	(1.39)	(0.98)
Return of capital	—		(0.48)	(0.22)	(0.63)	(0.47)
Total distributions	(1.03)		(1.97)	(4.05)	(2.02)	(1.45)
Net asset value at end of period	$25.01		$24.40	$25.47	$23.84	$26.16
Market price at end of period(c)	$25.00		$24.40	$25.52	$23.86	$26.18
Net Asset Value Total Return(d)	6.93%		3.64%	16.20%	(1.26)%	10.78	%(e)
Market Price Total Return(d)	6.88%		3.43%	16.32%	(1.26)%	10.81	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$573,956		$469,789	$369,266	$244,408	$166,094
Ratio to average net assets of:
Expenses(f)	0.50	%(g)	0.50%	0.50%	0.50%	0.50	%(g)
Net investment income	7.21	%(g)	4.82%	5.67%	5.04%	5.90	%(g)
Portfolio turnover rate(h)	12%		33%	22%	32%	29%

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period September 22, 2011(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.23		$24.42	$23.57		$24.42
Net investment income(b)	0.40		0.82	0.77		0.09
Net realized and unrealized gain (loss) on investments	(0.76)		0.59	0.77		(0.94)
Total from investment operations	(0.36)		1.41	1.54		(0.85)
Distributions to shareholders from:
Net investment income	(0.42)		(0.82)	(0.81)		—
Return of capital	—		—	(0.02)		—
Total distributions	(0.42)		(0.82)	(0.83)		—
Transaction fees(b)	0.09		0.22	0.14		—
Net asset value at end of period	$24.54		$25.23	$24.42		$23.57
Market price at end of period(c)	$24.36		$25.41	$24.57		$23.72
Net Asset Value Total Return(d)	(1.11)%		6.77%	7.26%		(3.48	)%(i)
Market Price Total Return(d)	(2.53)%		6.85%	7.21%		(2.87	)%(i)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$185,249		$107,213	$17,093		$3,536
Ratio to average net assets of:
Expenses	0.45	%(g)	0.45%	0.45	%(f)	0.45	%(g)
Net investment income	3.20	%(g)	3.30%	3.21%		3.46	%(g)
Portfolio turnover rate(h)	8%		25%	12%		0%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 19, 2010, the first day of trading on the Exchange) to October 31, 2010 was 9.81%. The market price total return from Fund Inception to October 31, 2010 was 9.76%.
(f)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i)	The net asset value total return from Fund Inception (September 23, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.38)%. The market price total return from Fund Inception to October 31, 2011, was (4.51)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights (continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$27.93		$31.00	$27.42	$28.25	$25.60	$18.09
Net investment income(a)	0.63		1.30	1.44	1.42	1.54	1.58
Net realized and unrealized gain (loss) on investments	0.32		(3.08)	3.60	(0.76)	2.72	7.52
Total from investment operations	0.95		(1.78)	5.04	0.66	4.26	9.10
Distributions to shareholders from:
Net investment income	(0.64)		(1.29)	(1.46)	(1.43)	(1.57)	(1.57)
Return of capital	—		—	—	(0.06)	(0.04)	(0.02)
Total distributions	(0.64)		(1.29)	(1.46)	(1.49)	(1.61)	(1.59)
Net asset value at end of year	$28.24		$27.93	$31.00	$27.42	$28.25	$25.60
Market price at end of year(b)	$28.26		$27.92	$31.11	$27.45	$28.28	$25.89
Net Asset Value Total Return(c)	3.49%		(5.85)%	19.02%	2.60%	17.31%	52.11%
Market Price Total Return(c)	3.60%		(6.22)%	19.30%	2.60%	16.10%	66.52%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,993,487		$2,008,276	$2,808,786	$1,319,124	$1,002,915	$419,877
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.65	%(d)	4.37%	5.03%	5.28%	5.86%	6.89%
Portfolio turnover rate(e)	9%		9%	4%	4%	5%	13%

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

	Six-Months Ended April 30, 2014 (Unaudited)		For the Period May 6, 2013(f) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$22.62		$25.00
Net investment income(a)	0.48		0.44
Net realized and unrealized gain (loss) on investments	(1.06)		(2.56)
Total from investment operations	(0.58)		(2.12)
Distributions to shareholders from:
Net investment income	(0.49)		—
Return of capital	—		(0.46)
Total distributions	(0.49)		(0.46)
Transaction fees(a)	—		0.03
Net increase from payments from service providers	—		0.17
Net asset value at end of period	$21.55		$22.62
Market price at end of period(b)	$21.59		$22.59
Net Asset Value Total Return(c)	(2.52)%		(7.65	)%(g)(h)
Market Price Total Return(c)	(2.21)%		(7.77	)%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,309		$4,524
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50	%(d)
Net investment income	4.54	%(d)	3.99	%(d)
Portfolio turnover rate(e)	1%		56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Commencement of Investment Operations.
(g)	The net asset value total return from Fund Inception (May 9, 2013, the first day of trading on the Exchange) to October 31, 2013 was (7.65)%. The market price total return from Fund Inception to October 31, 2013 was (8.32)%.
(h)	Amount includes the effect of the payments from service providers related to the economic impact of a transaction. Had the payments not been made, the net asset value total return would have been (8.34)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights (continued)

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$19.24		$19.19	$18.22	$18.49	$17.54	$15.73
Net investment income(a)	0.43		0.90	0.98	1.03	1.39	1.61
Net realized and unrealized gain (loss) on investments	0.25		0.05	0.97	(0.16)	1.03	1.81
Total from investment operations	0.68		0.95	1.95	0.87	2.42	3.42
Distributions to shareholders from:
Net investment income	(0.44)		(0.90)	(0.98)	(1.07)	(1.47)	(1.61)
Return of capital	—		—	—	(0.07)	—	—
Total distributions	(0.44)		(0.90)	(0.98)	(1.14)	(1.47)	(1.61)
Net asset value at end of year	$19.48		$19.24	$19.19	$18.22	$18.49	$17.54
Market price at end of year(b)	$19.50		$19.26	$19.17	$18.21	$18.50	$17.51
Net Asset Value Total Return(c)	3.57%		5.06%	11.02%	4.85%	14.47%	23.73%
Market Price Total Return(c)	3.57%		5.29%	10.95%	4.72%	14.70%	20.39%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$652,630		$621,429	$838,586	$566,731	$391,893	$171,936
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.52	%(d)	4.66%	5.26%	5.63%	7.89%	9.93%
Portfolio turnover rate(e)	9%		23%	21%	27%	33%	68%

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		For the Period September 12, 2011(f) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.13		$25.83	$24.79	$24.85
Net investment income(a)	0.31		0.54	0.56	0.07
Net realized and unrealized gain (loss) on investments	0.26		(0.69)	1.11	(0.13)
Total from investment operations	0.57		(0.15)	1.67	(0.06)
Distributions to shareholders from:
Net investment income	(0.30)		(0.55)	(0.63)	—
Capital gains	(0.01)		—	—	—
Total distributions	(0.31)		(0.55)	(0.63)	—
Net asset value at end of period	$25.39		$25.13	$25.83	$24.79
Market price at end of period(b)	$25.34		$25.12	$25.85	$25.25
Net Asset Value Total Return(c)	2.29%		(0.57)%	6.85%	(0.24	)%(g)
Market Price Total Return(c)	2.13%		(0.68)%	4.97%	1.61	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$26,659		$33,925	$30,994	$4,958
Ratio to average net assets of:
Expenses	0.22	%(d)	0.22%	0.22%	0.22	%(d)
Net investment income	2.47	%(d)	2.15%	2.23%	2.39	%(d)
Portfolio turnover rate(e)	5%		20%	1%	1%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Commencement of Investment Operations.
(g)	The net asset value total return from Fund Inception (September 15, 2011, the first day of trading on the Exchange) to October 31, 2011 was 0.40%. The market price total return from Fund Inception to October 31, 2011 was 2.43%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights (continued)

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

	Six-Months Ended April 30, 2014 (Unaudited)		For the Period June 17, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$24.84		$24.70
Net investment income(b)	0.49		0.34
Net realized and unrealized gain (loss) on investments	(0.02)		0.10
Total from investment operations	0.47		0.44
Distributions to shareholders from:
Net investment income	(0.52)		(0.30)

Net asset value at end of period	$24.79		$24.84
Market price at end of period(c)	$24.85		$25.06
Net Asset Value Total Return(d)	1.92%		1.78	%(e)
Market Price Total Return(d)	1.26%		2.67	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,753		$14,903
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35	%(f)
Net investment income	4.03	%(f)	3.71	%(f)
Portfolio turnover rate(g)	13%		4%

PowerShares Insured California Municipal Bond Portfolio (PWZ)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$23.50		$25.34		$23.80		$24.24	$23.50	$21.26
Net investment income(b)	0.51		0.91		0.99		1.03	1.03	1.06
Net realized and unrealized gain (loss) on investments	1.15		(1.84)		1.54		(0.40)	0.78	2.26
Total from investment operations	1.66		(0.93)		2.53		0.63	1.81	3.32
Distributions to shareholders from:
Net investment income	(0.49)		(0.00	)(h)	(0.00	)(h)	(0.03)	(0.04)	(0.02)
Tax-exempt income	—		(0.91)		(0.99)		(1.04)	(1.03)	(1.06)
Return of capital	—		(0.00	)(h)	—		—	—	—
Total distributions	(0.49)		(0.91)		(0.99)		(1.07)	(1.07)	(1.08)
Transaction fee(b)	0.03		—		—		—	—	—
Net asset value at end of year	$24.70		$23.50		$25.34		$23.80	$24.24	$23.50
Market price at end of year(c)	$24.81		$23.42		$25.34		$23.80	$24.24	$23.48
Net Asset Value Total Return(d)	7.31%		(3.74)%		10.83%		2.90%	7.91%	16.06%
Market Price Total Return(d)	8.16%		(4.06)%		10.83%		2.90%	8.00%	16.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$51,875		$61,108		$63,338		$36,884	$43,640	$31,727
Ratio to average net assets of:
Expenses, after Waivers	0.24	%(f)	0.30%		0.28%		0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.24	%(f)	0.30%		0.31%		0.35%	0.35%	0.35%
Net investment income, after Waivers	4.28	%(f)	3.70%		3.98%		4.52%	4.31%	4.71%
Portfolio turnover rate(g)	0%		1%		6%		33%	8%	34%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 20, 2013, the first day of trading on the Exchange) to October 31, 2013 was 2.82%. The market price total return from Fund Inception to October 31, 2013 was 4.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights (continued)

PowerShares Insured National Municipal Bond Portfolio (PZA)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$23.28		$25.74		$23.97	$24.28	$23.61	$21.00
Net investment income(a)	0.52		0.98		1.05	1.08	1.07	1.12
Net realized and unrealized gain (loss) on investments	0.95		(2.46)		1.78	(0.28)	0.70	2.60
Total from investment operations	1.47		(1.48)		2.83	0.80	1.77	3.72
Distributions to shareholders from:
Net investment income	(0.52)		(0.00	)(b)	(0.01)	(0.02)	(0.03)	(0.00	)(b)
Tax-exempt income	—		(0.98)		(1.05)	(1.09)	(1.07)	(1.11)
Return of capital	—		(0.00	)(b)	—	—	—	—
Total distributions	(0.52)		(0.98)		(1.06)	(1.11)	(1.10)	(1.11)
Net asset value at end of year	$24.23		$23.28		$25.74	$23.97	$24.28	$23.61
Market price at end of year(c)	$24.39		$23.23		$25.79	$23.98	$24.29	$23.56
Net Asset Value Total Return(d)	6.42%		(5.90)%		12.02%	3.63%	7.70%	18.22%
Market Price Total Return(d)	7.35%		(6.27)%		12.18%	3.63%	7.97%	16.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$610,717		$564,598		$933,177	$535,671	$658,066	$446,288
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.28%	0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%		0.31%	0.35%	0.35%	0.35%
Net investment income, after Waivers	4.43	%(e)	3.93%		4.18%	4.72%	4.47%	4.97%
Portfolio turnover rate(f)	8%		12%		15%	17%	8%	25%

PowerShares Insured New York Municipal Bond Portfolio (PZT)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012		2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$22.37		$24.82		$23.49		$23.83	$22.94	$21.14
Net investment income(a)	0.47		0.92		0.98		1.00	1.03	1.06
Net realized and unrealized gain (loss) on investments	1.06		(2.45)		1.33		(0.30)	0.92	1.80
Total from investment operations	1.53		(1.53)		2.31		0.70	1.95	2.86
Distributions to shareholders from:
Net investment income	(0.46)		(0.00	)(b)	(0.00	)(b)	(0.04)	(0.03)	(0.02)
Tax-exempt income	—		(0.92)		(0.98)		(1.00)	(1.03)	(1.04)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	—	—	—
Total distributions	(0.46)		(0.92)		(0.98)		(1.04)	(1.06)	(1.06)
Net asset value at end of year	$23.44		$22.37		$24.82		$23.49	$23.83	$22.94
Market price at end of year(c)	$23.40		$22.28		$24.86		$23.45	$23.83	$22.92
Net Asset Value Total Return(d)	6.95%		(6.32)%		10.02%		3.24%	8.71%	13.92%
Market Price Total Return(d)	7.21%		(6.83)%		10.38%		3.07%	8.81%	13.13%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$45,709		$49,204		$71,983		$37,584	$41,698	$33,260
Ratio to average net assets of:
Expenses, after Waivers	0.24	%(e)	0.30%		0.28%		0.28%	0.28%	0.28%
Expenses, prior to Waivers	0.24	%(e)	0.31%		0.31%		0.35%	0.35%	0.35%
Net investment income, after Waivers	4.20	%(e)	3.84%		4.02%		4.41%	4.42%	4.75%
Portfolio turnover rate(f)	3%		20%		0%		37%	3%	10%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights (continued)

PowerShares International Corporate Bond Portfolio (PICB)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period June 1, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$29.50		$28.94	$27.92	$28.29	$25.00
Net investment income(b)	0.40		0.86	0.93	0.95	0.17
Net realized and unrealized gain (loss) on investments	0.81		0.49	0.99	(0.29)	3.49
Total from investment operations	1.21		1.35	1.92	0.66	3.66
Distributions to shareholders from:
Net investment income	(0.41)		(0.69)	(0.89)	(0.87)	—
Return of capital	—		(0.13)	(0.04)	(0.16)	(0.37)
Total distributions	(0.41)		(0.82)	(0.93)	(1.03)	(0.37)
Transaction fees(b)	0.02		0.03	0.03	—	—
Net asset value at end of period	$30.32		$29.50	$28.94	$27.92	$28.29
Market price at end of period(c)	$30.45		$29.55	$29.07	$27.67	$28.42
Net Asset Value Total Return(d)	4.19%		4.88%	7.28%	2.45%	14.75	%(e)
Market Price Total Return(d)	4.46%		4.59%	8.72%	1.04%	15.28	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$231,949		$156,336	$131,675	$79,559	$33,944
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50	%(f)
Net investment income	2.73	%(f)	2.99%	3.39%	3.48%	2.53	%(f)
Portfolio turnover rate(g)	2%		27%	12%	12%	14%

PowerShares Preferred Portfolio (PGX)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$13.78		$14.82	$13.96	$14.28	$13.01	$12.25
Net investment income(b)	0.44		0.91	0.94	0.95	0.92	0.98
Net realized and unrealized gain (loss) on investments	0.65		(1.03)	0.86	(0.32)	1.36	0.89
Total from investment operations	1.09		(0.12)	1.80	0.63	2.28	1.87
Distributions to shareholders from:
Net investment income	(0.44)		(0.92)	(0.94)	(0.95)	(0.99)	(1.02)
Return of capital	—		—	—	—	(0.02)	(0.09)
Total distributions	(0.44)		(0.92)	(0.94)	(0.95)	(1.01)	(1.11)
Net asset value at end of year	$14.43		$13.78	$14.82	$13.96	$14.28	$13.01
Market price at end of year(c)	$14.43		$13.79	$14.84	$14.00	$14.29	$13.06
Net Asset Value Total Return(d)	8.09%		(0.88)%	13.37%	4.53%	18.08%	17.02%
Market Price Total Return(d)	8.01%		(0.95)%	13.18%	4.75%	17.70%	13.88%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,163,161		$2,107,031	$2,081,189	$1,395,458	$1,345,981	$769,925
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.42	%(f)	6.27%	6.52%	6.70%	6.66%	8.26%
Portfolio turnover rate(g)	8%		29%	29%	30%	12%	34%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 3, 2010, the first day trading on the Exchange) to October 31, 2010 was 15.54%. The market price total return from Fund Inception to October 31, 2010 was 15.27%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights (continued)

PowerShares Variable Rate Preferred Portfolio (VRP)

	For the Period April 28, 2014(a) Through April 30, 2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.87
Net investment income(b)	0.01
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.02
Distributions to shareholders from:
Net investment income	—

Net asset value at end of period	$24.89
Market price at end of period(c)	N/A
Net Asset Value Total Return(d)	0.08%
Market Price Total Return(d)	N/A	(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,467
Ratio to average net assets of:
Expenses	0.50	%(f)
Net investment income	5.18	%(f)
Portfolio turnover rate(g)	0%

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013		2012	2011	2010	2009
Per Share Operating Performance:
Net asset value at beginning of year	$24.99		$25.00		$25.00	$25.00	$25.00	$25.03
Net investment income(b)	(0.01)		0.01		0.06	0.14	0.07	0.30
Net realized and unrealized gain (loss) on investments	—		(0.01)		—	—	—	0.09
Total from investment operations	(0.01)		—		0.06	0.14	0.07	0.39
Distributions to shareholders from:
Net investment income	(0.00	)(h)	(0.00	)(h)	—	—	—	(0.02)
Tax-exempt income	—		(0.01)		(0.06)	(0.14)	(0.07)	(0.40)
Return of capital	—		(0.00	)(h)	—	—	—	—
Total distributions	(0.00	)(h)	(0.01)		(0.06)	(0.14)	(0.07)	(0.42)
Net asset value at end of year	$24.98		$24.99		$25.00	$25.00	$25.00	$25.00
Market price at end of year(c)	$24.98		$24.99		$24.99	$25.00	$25.00	$25.00
Net Asset Value Total Return(d)	(0.04)%		(0.00	)%(i)	0.23%	0.55%	0.31%	1.58%
Market Price Total Return(d)	(0.04)%		0.04%		0.18%	0.55%	0.31%	1.49%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$153,630		$193,700		$317,449	$427,502	$637,413	$1,069,879
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%	0.25%	0.25%	0.25%
Net investment income	(0.10	)%(f)	0.03%		0.22%	0.57%	0.29%	1.24%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Market Price Total Return will be available on the first day of trading on the Exchange, which occurred on May 1, 2014.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than $0.005.
(i)	Amount represents less than 0.005%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	“1-30 Laddered Treasury Portfolio”
PowerShares Build America Bond Portfolio (BAB)	“Build America Bond Portfolio”
PowerShares CEF Income Composite Portfolio (PCEF)	“CEF Income Composite Portfolio”
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	“Chinese Yuan Dim Sum Bond Portfolio”
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	“Emerging Markets Sovereign Debt Portfolio”
PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)	“Fundamental Emerging Markets Local Debt Portfolio”
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	“Fundamental High Yield® Corporate Bond Portfolio”
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	“Fundamental Investment Grade Corporate Bond Portfolio”
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	“Global Short Term High Yield Bond Portfolio”
PowerShares Insured California Municipal Bond Portfolio (PWZ)	“Insured California Municipal Bond Portfolio”
PowerShares Insured National Municipal Bond Portfolio (PZA)	“Insured National Municipal Bond Portfolio”
PowerShares Insured New York Municipal Bond Portfolio (PZT)	“Insured New York Municipal Bond Portfolio”
PowerShares International Corporate Bond Portfolio (PICB)	“International Corporate Bond Portfolio”
PowerShares Preferred Portfolio (PGX)	“Preferred Portfolio”
PowerShares Variable Rate Preferred Portfolio (VRP)*	“Variable Rate Preferred Portfolio”
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	“VRDO Tax-Free Weekly Portfolio”

*	Commenced operations on April 28, 2014.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio generally are issued and redeemed in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury Portfolio	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
Build America Bond Portfolio	BofA Merrill Lynch Build America Bond Index
CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond Portfolio	Citi Custom Dim Sum (Offshore CNY) Bond Index
Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index
Fundamental Emerging Markets Local Debt Portfolio	Citi RAFI Bonds Sovereign Emerging Markets Extended Local Currency Index
Fundamental High Yield® Corporate Bond Portfolio	RAFI® Bonds US High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Bonds US Investment Grade 1-10 Index

92

Fund	Underlying Index
Global Short Term High Yield Bond Portfolio	DB Global Short Maturity High Yield Bond Index
Insured California Municipal Bond Portfolio	BofA Merrill Lynch California Insured Long-Term Core Plus Municipal Securities Index
Insured National Municipal Bond Portfolio	BofA Merrill Lynch National Insured Long-Term Core Plus Municipal Securities Index
Insured New York Municipal Bond Portfolio	BofA Merrill Lynch New York Insured Long-Term Core Plus Municipal Securities Index
International Corporate Bond Portfolio	S&P International Corporate Bond Index®
Preferred Portfolio	BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index
Variable Rate Preferred Portfolio	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly Portfolio	Bloomberg US Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

Securities, including restricted securities in a fund that is held as an investment (the “Underlying Fund”) of a Fund are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple

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factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except for Build America Bond Portfolio, CEF Income Composite Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Insured National Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio issue and redeem Creation Units principally for cash, those funds will incur higher costs in buying and selling securities than if it they issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

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Sampling Risk. With respect to each of the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio, Preferred Portfolio, Variable Rate Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, each Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development respecting to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Funds’ investments. As such, investments in such Funds’ Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns.

Fund of Funds Risk. Because CEF Income Composite Portfolio is a fund of funds, its investment performance largely depends on the investment performance of the underlying funds in which it invests. An investment in the Fund is subject to the risks associated with the underlying funds that comprise its Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the underlying funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent underlying funds in its Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Global Short Term High Yield Bond Portfolio and International Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

High Yield Securities Risk. For Fundamental High Yield® Corporate Bond Portfolio and Global Short Term High Yield Bond Portfolio, high yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Municipal Securities Risk. Build America Bond Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.

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Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Funds to value accurately than securities of public corporations. Since these Funds invest a significant portion of their portfolios in municipal securities, the Funds’ portfolios may have greater exposure to liquidity risk than funds that invest in non-municipal securities.

Sovereign Debt Risk. For Fundamental Emerging Markets Local Debt Portfolio and Global Short Term High Yield Bond Portfolio, risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Risks of Investing in Closed-End Funds. For CEF Income Composite Portfolio, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. Preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the

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ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

H. Securities Lending

Preferred Portfolio may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of the Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

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As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.28%
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental Emerging Markets Local Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Global Short Term High Yield Bond Portfolio	0.35%
Insured California Municipal Bond Portfolio	0.28%
Insured National Municipal Bond Portfolio	0.28%
Insured New York Municipal Bond Portfolio	0.28%
International Corporate Bond Portfolio	0.50%
Preferred Portfolio	0.50%
Variable Rate Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

1-30 Laddered Treasury Portfolio	$214
Build America Bond Portfolio	8,082
CEF Income Composite Portfolio	638
Chinese Yuan Dim Sum Bond Portfolio	3,485
Emerging Markets Sovereign Debt Portfolio	7,921
Fundamental Emerging Markets Local Debt Portfolio	3
Fundamental High Yield® Corporate Bond Portfolio	2,700
Fundamental Investment Grade Corporate Bond Portfolio	97
Global Short Term High Yield Bond Portfolio	273
Insured California Municipal Bond Portfolio	—
Insured National Municipal Bond Portfolio	—
Insured New York Municipal Bond Portfolio	—
International Corporate Bond Portfolio	68
Preferred Portfolio	3,688
Variable Rate Preferred Portfolio	—
VRDO Tax-Free Weekly Portfolio	—

For the fiscal year ended October 31, 2013, Fundamental Emerging Markets Local Debt Portfolio received payments from service providers of $65,046 related to the economic impact of a transaction.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury Portfolio	NASDAQ OMX Group, Inc.
Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite Portfolio	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC
Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.
Fundamental Emerging Markets Local Debt Portfolio	Citigroup Index, LLC
Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates®
Fundamental Investment Grade Corporate Bond Portfolio	Research Affiliates®
Global Short Term High Yield Bond Portfolio	Deutsche Bank Securities, Inc.
Insured California Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Insured National Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Insured New York Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
International Corporate Bond Portfolio	Standard & Poor’s®
Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Variable Rate Preferred Portfolio	Wells Fargo LLC and Wells Fargo & Company
VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd., and therefore are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Bond Fund and Invesco Senior Income Trust for the six-month period ended April 30, 2014.

CEF Income Composite Portfolio

	Value October 31, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Value April 30, 2014	Dividend Income
Invesco Bond Fund	$1,406,164	$267,146	$(218,614)	$72,729	$(22,489	)(a)	$1,504,936	$40,170
Invesco Senior Income Trust	3,421,181	1,250,145	(59,452)	(212,298)	(5,160)		4,394,416	120,646

Total Investments in Affiliates	$4,827,345	$1,517,291	$(278,066)	$(139,569)	$(27,649)		$5,899,352	$160,816

(a)	Includes $17,544 of capital gains distributions from affiliated underlying funds.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the CEF Income Composite Portfolio, Preferred Portfolio and the Funds listed below, as of April 30, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). All of the securities in CEF Income Composite Portfolio and Preferred Portfolio were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$249,589,253	$—	$249,589,253
Money Market Fund	631,518	—	—	631,518

Total Investments	$631,518	$249,589,253	$—	$250,220,771

Build America Bond Portfolio
Municipal Obligations	$—	$623,561,361	$—	$623,561,361
Money Market Fund	29,242,308	—	—	29,242,308

Total Investments	$29,242,308	$623,561,361	$—	$652,803,669

Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$153,068,976	$—	$153,068,976
Foreign Government Debt Securities	—	29,490,757	—	29,490,757
Money Market Fund	1,147,533	—	—	1,147,533

Total Investments	$1,147,533	$182,559,733	$—	$183,707,266

Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$1,966,022,371	$—	$1,966,022,371
Money Market Fund	9,849,108	—	—	9,849,108

Total Investments	$9,849,108	$1,966,022,371	$—	$1,975,871,479

Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$642,022,243	$—	$642,022,243
Money Market Fund	1,315,533	—	—	1,315,533

Total Investments	$1,315,533	$642,022,243	$—	$643,337,776

Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$26,319,246	$—	$26,319,246
Money Market Fund	112,850	—	—	112,850

Total Investments	$112,850	$26,319,246	$—	$26,432,096

Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$24,854,547	$—	$24,854,547
Foreign Government Debt Securities	—	3,921,638	—	3,921,638
Money Market Fund	374,091	—	—	374,091

Total Investments	$374,091	$28,776,185	$—	$29,150,276

Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$3,292,188	$—	$3,292,188
Preferred Stocks	4,118,254	—	—	4,118,254
Money Market Fund	25	—	—	25

Total Investments	$4,118,279	$3,292,188	$—	$7,410,467

100

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of October 31, 2013, which expire as follows:

					Post-effective no expiration
	2016	2017	2018	2019	Short-term	Long-term	Total*	Utilized	Expired
1-30 Laddered Treasury Portfolio	$—	$—	$—	$—	$—	$—	$—	$—	$—
Build America Bond Portfolio	—	—	6,399	—	1,843,673	1,015,711	2,865,783	—	—
CEF Income Composite Portfolio	—	—	—	1,538,035	—	—	1,538,035	1,531,725	—
Chinese Yuan Dim Sum Bond Portfolio	—	—	—	—	244,137	—	244,137	—	—
Emerging Markets Sovereign Debt Portfolio	531,185	558,313	212,582	818,907	5,970,826	3,814,434	11,906,247	—	—
Fundamental Emerging Markets Local Debt Portfolio	—	—	—	—	177,279	—	177,279	—	—
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	—	4,556,777	1,386,064	5,942,841	—	—
Fundamental Investment Grade Corporate Bond Portfolio	—	—	—	—	—	—	—	—	—
Global Short Term High Yield Bond Portfolio	—	—	—	—	14,899	—	14,899	—	—
Insured California Municipal Bond Portfolio	—	—	—	438,783	—	13,929	452,712	—	—
Insured National Municipal Bond Portfolio	—	—	—	3,919,330	689,909	—	4,609,239	—	—
Insured New York Municipal Bond Portfolio	136,120	125,849	—	74,902	287,266	180,356	804,493	—	—
International Corporate Bond Portfolio	—	—	—	—	—	—	—	—	—
Preferred Portfolio	—	37,146,794	—	—	3,901,101	—	41,047,895	—	—
VRDO Tax-Free Weekly Portfolio	—	—	—	—	—	—	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Build America Bond Portfolio	$18,126,616	$75,276,471
CEF Income Composite Portfolio	62,559,559	62,304,777
Chinese Yuan Dim Sum Bond Portfolio	93,425,146	12,192,000
Emerging Markets Sovereign Debt Portfolio	185,142,680	159,934,229

101

	Purchases	Sales
Fundamental Emerging Markets Local Debt Portfolio	$52,891	$45,900
Fundamental High Yield® Corporate Bond Portfolio	65,375,674	57,875,864
Fundamental Investment Grade Corporate Bond Portfolio	1,465,898	1,463,505
Global Short Term High Yield Bond Portfolio	8,363,968	2,787,129
Insured California Municipal Bond Portfolio	—	11,088,306
Insured National Municipal Bond Portfolio	59,355,809	43,004,016
Insured New York Municipal Bond Portfolio	1,419,624	5,321,859
International Corporate Bond Portfolio	58,747,920	3,368,712
Preferred Portfolio	182,056,314	169,206,018
Variable Rate Preferred Portfolio	7,407,394	—
VRDO Tax-Free Weekly Portfolio	—	—

For the six-month period ended April 30, 2014, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $8,124,091 and $7,193,211, respectively.

For the six-month period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury Portfolio	$102,751,878	$8,909,675
Build America Bond Portfolio	—	—
CEF Income Composite Portfolio	94,765,385	3,685,339
Chinese Yuan Dim Sum Bond Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	194,957,810	233,407,718
Fundamental Emerging Markets Local Debt Portfolio	—	—
Fundamental High Yield® Corporate Bond Portfolio	90,789,249	73,942,539
Fundamental Investment Grade Corporate Bond Portfolio	1,264,588	8,483,195
Global Short Term High Yield Bond Portfolio	8,525,982	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
International Corporate Bond Portfolio	13,589,281	—
Preferred Portfolio	125,522,568	166,171,928
Variable Rate Preferred Portfolio	—	—
VRDO Tax-Free Weekly Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$245,999,975	$4,220,796	4,795,899	$(575,103)
Build America Bond Portfolio	604,401,006	48,402,663	52,471,335	(4,068,672)
CEF Income Composite Portfolio	562,187,664	15,035,137	31,427,052	(16,391,915)
Chinese Yuan Dim Sum Bond Portfolio	188,734,748	(5,027,482)	129,130	(5,156,612)
Emerging Markets Sovereign Debt Portfolio	2,076,810,473	(100,938,994)	12,495,529	(113,434,523)
Fundamental Emerging Markets Local Debt Portfolio	4,898,375	(667,983)	36,791	(704,774)
Fundamental High Yield® Corporate Bond Portfolio	624,492,808	18,844,968	20,884,641	(2,039,673)
Fundamental Investment Grade Corporate Bond Portfolio	26,224,134	207,962	424,983	(217,021)
Global Short Term High Yield Bond Portfolio	29,157,231	(6,955)	304,596	(311,551)

102

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Insured California Municipal Bond Portfolio	$47,951,359	$1,743,888	$2,520,521	$(776,633)
Insured National Municipal Bond Portfolio	564,315,116	25,434,950	32,023,314	(6,588,364)
Insured New York Municipal Bond Portfolio	43,295,576	465,027	1,878,246	(1,413,219)
International Corporate Bond Portfolio	214,000,378	13,771,292	15,575,167	(1,803,875)
Preferred Portfolio	2,147,952,067	22,229,953	65,803,873	(43,573,920)
Variable Rate Preferred Portfolio	7,407,419	3,048	15,881	(12,833)
VRDO Tax-Free Weekly Portfolio	147,625,000	—	—	—

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Variable Rate Preferred Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, Preferred Portfolio and Variable Rate Preferred Portfolio are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, International Corporate Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Chinese Yuan Dim Sum Bond Portfolio, Fundamental Emerging Markets Local Debt Portfolio, Insured California Municipal Bond Portfolio and International Corporate Bond Portfolio charge certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

103

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2014.

In addition to the fees and expenses which the PowerShares CEF Income Composite Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW)
Actual	$1,000.00	$1,023.28	0.25%	$1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares Build America Bond Portfolio (BAB)
Actual	1,000.00	1,062.82	0.28	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares CEF Income Composite Portfolio (PCEF)
Actual	1,000.00	1,069.30	0.50	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)
Actual	1,000.00	988.86	0.45	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

104

Fees and Expenses (continued)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
Actual	$1,000.00	$1,034.88	0.50%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)
Actual	1,000.00	974.79	0.50	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Actual	1,000.00	1,035.71	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
Actual	1,000.00	1,022.91	0.22	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)
Actual	1,000.00	1,019.17	0.35	1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares Insured California Municipal Bond Portfolio (PWZ)
Actual	1,000.00	1,073.09	0.24	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.24	1.20
PowerShares Insured National Municipal Bond Portfolio (PZA)
Actual	1,000.00	1,064.18	0.28	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares Insured New York Municipal Bond Portfolio (PZT)
Actual	1,000.00	1,069.52	0.24	1.23
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.24	1.20
PowerShares International Corporate Bond Portfolio (PICB)
Actual	1,000.00	1,041.95	0.50	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Preferred Portfolio (PGX)
Actual	1,000.00	1,080.88	0.50	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Variable Rate Preferred Portfolio (VRP)(2)
Actual	1,000.00	1,000.80	0.50	0.04
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
Actual	1,000.00	999.60	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 28, 2014 (Commencement of Investment Operations) through April 30, 2014. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 3/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

105

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.

Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

106

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

107

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

108

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

109

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

110

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares Variable Rate Preferred Portfolio

At a meeting held on March 4, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the PowerShares Variable Rate Preferred Portfolio (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operations assistance provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. databases on the average and median net expense ratios of comparable ETF peers, as well as the average and median net expense ratios of the Fund’s Lipper peer group, which includes ETF and non-ETF funds. The Trustees also noted the information compiled by the Adviser from Lipper Inc. databases on the advisory fees and net expense ratios of various types of ETFs and open-end actively managed funds that they had received in connection with the 2014 contract renewal process for other ETFs for which the Adviser serves as investment adviser. The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Fund’s proposed unitary advisory fee generally was lower than or within an acceptable range of the average and median advisory fees and net expense ratios of the ETFs in its ETF universe and of the Fund’s Lipper peer group. The Trustees considered the Fund’s proposed advisory fee in light of the higher administrative, operational and management oversight costs. The Trustees noted that the Fund’s licensing fee was payable out of the unitary fee to be charged to the Fund. The Board concluded that the unitary advisory fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the costs of services for the Fund and the fees to be paid by the Adviser. The Trustees considered information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship with other ETFs for which it serves as investment adviser. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Fund appeared to be reasonable in comparison with the cost of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

111

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares Variable Rate Preferred Portfolio (continued)

The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

112

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-9
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2014

2014 Semi-Annual Report to Shareholders

DWAS	PowerShares DWA SmallCap Momentum Portfolio

PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio

PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio

PSCE	PowerShares S&P SmallCap Energy Portfolio

PSCF	PowerShares S&P SmallCap Financials Portfolio

PSCH	PowerShares S&P SmallCap Health Care Portfolio

PSCI	PowerShares S&P SmallCap Industrials Portfolio

PSCT	PowerShares S&P SmallCap Information Technology Portfolio

PSCM	PowerShares S&P SmallCap Materials Portfolio

PSCU	PowerShares S&P SmallCap Utilities Portfolio

2

Portfolio Composition

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Health Care	26.6
Industrials	17.6
Information Technology	15.8
Financials	12.1
Consumer Discretionary	11.8
Materials	7.1
Energy	4.7
Consumer Staples	3.5
Telecommunication Services	0.8
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.8%
37,738	Asbury Automotive Group, Inc.(b)	$2,329,944
14,012	Buffalo Wild Wings, Inc.(b)	2,047,433
110,921	Caesars Entertainment Corp.(b)(c)	2,048,711
279,327	Career Education Corp.(b)	2,016,741
71,063	Carmike Cinemas, Inc.(b)	2,107,729
43,933	Cheesecake Factory, Inc. (The)	1,972,152
54,718	Dorman Products, Inc.(b)	3,149,021
328,877	Entravision Communications Corp., Class A	1,746,337
55,365	Flexsteel Industries, Inc.	1,900,127
73,874	Gentherm, Inc.(b)	2,685,320
29,107	G-III Apparel Group Ltd.(b)	2,089,009
44,602	Grand Canyon Education, Inc.(b)	1,923,238
88,799	Kate Spade & Co.(b)	3,087,541
96,117	Live Nation Entertainment, Inc.(b)	2,006,923
29,464	Loral Space & Communications, Inc.(b)	2,121,113
92,925	M/I Homes, Inc.(b)	2,069,440
328,682	McClatchy Co. (The), Class A(b)(c)	1,801,177
37,478	Monro Muffler Brake, Inc.	2,113,759
231,696	Nautilus, Inc.(b)	1,930,028
265,730	Orbitz Worldwide, Inc.(b)	1,953,116
58,372	Oxford Industries, Inc.	3,853,136
41,448	Papa John’s International, Inc.	1,817,909
49,165	Penske Automotive Group, Inc.	2,254,707
34,586	Rentrak Corp.(b)	1,971,056
49,303	Shutterfly, Inc.(b)	2,017,972
76,584	Tower International, Inc.(b)	2,129,801
148,208	Tuesday Morning Corp.(b)	2,071,948

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
72,252	World Wrestling Entertainment, Inc., Class A(c)	$1,408,914

		60,624,302

	Consumer Staples—3.5%
9,801	Boston Beer Co., Inc. (The), Class A(b)	2,411,438
118,472	Boulder Brands, Inc.(b)	1,748,647
22,914	Hain Celestial Group, Inc. (The)(b)	1,971,062
158,559	Inventure Foods, Inc.(b)	1,905,879
100,321	Pilgrim’s Pride Corp. (Brazil)(b)	2,193,017
412,682	Rite Aid Corp.(b)	3,012,579
36,938	Susser Holdings Corp.(b)(c)	2,858,262
29,365	United Natural Foods, Inc.(b)	2,027,066

		18,127,950

	Energy—4.7%
30,999	Diamondback Energy, Inc.(b)	2,230,068
184,096	Evolution Petroleum Corp.	2,172,333
47,739	Exterran Holdings, Inc.	2,053,732
112,052	Green Plains Renewable Energy, Inc.	3,350,355
121,218	Penn Virginia Corp.(b)	2,017,067
36,536	REX American Resources Corp.(b)	2,387,993
38,861	RigNet, Inc.(b)	1,817,140
193,842	Synergy Resources Corp.(b)	2,256,321
21,010	Targa Resources Corp.	2,268,870
70,013	Westmoreland Coal Co.(b)	2,073,085
165,082	Willbros Group, Inc.(b)	1,834,061

		24,461,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—12.1%
41,790	Bank of the Ozarks, Inc.	$2,503,221
264,091	BBX Capital Corp., Class A(b)	4,946,425
80,748	BofI Holding, Inc.(b)	6,509,096
131,852	CNO Financial Group, Inc.	2,274,447
57,879	Eagle Bancorp, Inc.(b)	1,932,580
230,439	FelCor Lodging Trust, Inc. REIT	2,126,952
35,545	First Financial Bankshares, Inc.(c)	2,098,932
94,038	Flagstar Bancorp, Inc.(b)	1,655,069
89,405	Hanmi Financial Corp.	1,901,644
192,007	HFF, Inc., Class A	6,528,238
144,220	iStar Financial, Inc. REIT(b)	2,143,109
551,377	MGIC Investment Corp.(b)	4,741,842
130,083	NorthStar Realty Finance Corp. REIT	2,083,930
129,231	Pacific Premier Bancorp, Inc.(b)	1,764,003
80,272	Preferred Bank(b)	1,721,834
173,929	Radian Group, Inc.	2,431,528
59,324	Stewart Information Services Corp.	1,809,382
239,176	Strategic Hotels & Resorts, Inc. REIT(b)	2,580,709
32,104	Texas Capital Bancshares, Inc.(b)	1,803,924
77,967	Tree.com, Inc.(b)	2,267,280
164,554	Universal Insurance Holdings, Inc.	2,407,425
84,851	Western Alliance Bancorp(b)	1,957,513
97,521	Yadkin Financial Corp.(b)	1,867,527

		62,056,610

	Health Care—26.6%
47,955	Acadia Healthcare Co., Inc.(b)	2,015,069
342,952	ACADIA Pharmaceuticals, Inc.(b)	6,903,624
368,199	Accelerate Diagnostics, Inc.(b)(c)	6,785,908
184,005	AcelRX Pharmaceuticals, Inc.(b)(c)	1,990,934
42,586	Air Methods Corp.(b)	2,370,763
155,184	Albany Molecular Research, Inc.(b)	2,492,255
44,291	Align Technology, Inc.(b)	2,231,823
270,735	Alimera Sciences, Inc.(b)(c)	1,646,069
111,267	Alliance HealthCare Services, Inc.(b)	3,166,659
153,365	Anacor Pharmaceuticals, Inc.(b)	2,525,922
50,881	Anika Therapeutics, Inc.(b)	2,174,654
14,130	athenahealth, Inc.(b)	1,747,033
110,950	Cambrex Corp.(b)	2,273,365
88,125	Cantel Medical Corp.	2,922,225
65,568	Cardiovascular Systems, Inc.(b)	1,885,080
616,950	Cell Therapeutics, Inc.(b)(c)	1,820,002
33,527	Centene Corp.(b)	2,226,193
34,038	Clovis Oncology, Inc.(b)	1,840,435
41,863	CorVel Corp.(b)	1,906,441
33,343	Cyberonics, Inc.(b)	1,972,572
52,402	DexCom, Inc.(b)	1,699,921
233,109	Dyax Corp.(b)	1,540,850
525,782	Exact Sciences Corp.(b)(c)	6,309,384
60,316	ExamWorks Group, Inc.(b)	2,219,629
47,268	Fluidigm Corp.(b)	1,775,386
329,425	Horizon Pharma, Inc.(b)(c)	4,671,246
54,033	Insys Therapeutics, Inc.(b)	2,218,595
23,442	Intercept Pharmaceuticals, Inc.(b)	6,191,501
365,908	Keryx Biopharmaceuticals, Inc.(b)(c)	5,404,461
152,953	Lannett Co., Inc.(b)	5,281,467
47,205	Ligand Pharmaceuticals, Inc.(b)	2,981,940

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
50,995	Medidata Solutions, Inc.(b)	$1,851,628
779,186	MEI Pharma, Inc.(b)(c)	6,093,235
14,875	MWI Veterinary Supply, Inc.(b)	2,330,020
96,231	Neogen Corp.(b)	4,020,050
283,486	OPKO Health, Inc.(b)(c)	2,344,429
63,497	Pacira Pharmaceuticals, Inc.(b)	4,348,910
38,631	PAREXEL International Corp.(b)	1,751,916
389,827	Pernix Therapeutics Holdings(b)(c)	1,875,068
95,190	Prothena Corp. PLC (Ireland)(b)	2,094,180
49,807	Receptos, Inc.(b)	1,682,979
162,916	Repligen Corp.(b)	2,582,219
168,521	Rockwell Medical, Inc.(b)(c)	1,712,173
149,481	Sangamo BioSciences, Inc.(b)(c)	2,068,817
83,836	Spectranetics Corp.(b)	1,782,353
331,659	TherapeuticsMD, Inc.(b)(c)	1,392,968
138,829	Vanda Pharmaceuticals, Inc.(b)(c)	1,933,888
50,496	West Pharmaceutical Services, Inc.	2,190,516
454,910	ZIOPHARM Oncology, Inc.(b)(c)	1,637,676

		136,884,431

	Industrials—17.6%
76,870	AAON, Inc.	2,179,265
15,688	Acuity Brands, Inc.	1,954,254
32,897	Advisory Board Co. (The)(b)	1,883,682
58,844	Altra Industrial Motion Corp.	2,010,111
76,694	American Airlines Group, Inc.(b)	2,689,659
30,637	American Railcar Industries, Inc.(c)	2,127,433
58,153	ArcBest Corp.	2,292,391
49,212	Astronics Corp.(b)	2,810,990
39,722	Deluxe Corp.	2,182,724
31,828	DXP Enterprises, Inc.(b)	3,603,248
114,106	GenCorp, Inc.(b)(c)	2,003,701
78,568	GP Strategies Corp.(b)	2,064,767
57,634	H&E Equipment Services, Inc.(b)	2,221,791
80,393	HEICO Corp.	4,447,341
32,885	Huron Consulting Group, Inc.(b)	2,341,412
92,986	Lydall, Inc.(b)	2,176,802
128,082	Manitex International, Inc.(b)	2,108,230
9,364	Middleby Corp. (The)(b)	2,364,223
37,511	Moog, Inc., Class A(b)	2,455,095
219,469	Mueller Water Products, Inc., Class A	2,001,557
156,187	On Assignment, Inc.(b)	5,466,545
37,124	Park-Ohio Holdings Corp.(b)	2,167,670
47,023	Patrick Industries, Inc.(b)	1,884,212
459,999	PGT, Inc.(b)	4,576,990
29,039	Power Solutions International, Inc.(b)	2,402,977
91,800	PowerSecure International, Inc.(b)	2,040,714
70,071	Primoris Services Corp.	1,960,587
55,423	Saia, Inc.(b)	2,281,765
71,989	Sparton Corp.(b)	1,955,221
36,290	Spirit Airlines, Inc.(b)	2,062,724
115,640	TASER International, Inc.(b)	1,867,586
21,434	Teledyne Technologies, Inc.(b)	1,990,361
31,760	Tennant Co.	2,025,970
28,468	Trex Co., Inc.(b)	2,235,307
63,678	USG Corp.(b)	1,901,425
38,947	WageWorks, Inc.(b)	1,650,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
139,980	Xerium Technologies, Inc.(b)	$1,889,730
92,695	YRC Worldwide, Inc.(b)(c)	2,079,149

		90,357,793

	Information Technology—15.8%
35,252	ACI Worldwide, Inc.(b)	2,014,652
74,292	ARRIS Group, Inc.(b)	1,938,278
49,366	Aspen Technology, Inc.(b)	2,122,244
59,366	Bottomline Technologies, Inc.(b)	1,878,340
202,422	CalAmp Corp.(b)	3,592,990
61,613	Cognex Corp.(b)	2,121,336
43,504	Cornerstone OnDemand, Inc.(b)	1,599,207
11,271	CoStar Group, Inc.(b)	1,813,391
66,901	Cray, Inc.(b)	1,920,728
99,883	CTS Corp.	1,776,919
48,096	Electronics for Imaging, Inc.(b)	1,817,548
51,937	Envestnet, Inc.(b)	1,913,878
20,407	FEI Co.	1,622,765
205,010	GT Advanced Technologies, Inc.(b)(c)	3,405,216
55,255	Interactive Intelligence Group, Inc.(b)	3,457,305
22,689	Littelfuse, Inc.	2,054,489
76,258	Manhattan Associates, Inc.(b)	2,404,415
198,342	Marchex, Inc., Class B	1,834,663
105,850	Measurement Specialties, Inc.(b)	6,811,448
23,057	Mesa Laboratories, Inc.	1,975,985
78,681	Monotype Imaging Holdings, Inc.	2,077,965
56,215	Proofpoint, Inc.(b)	1,430,110
354,786	SunEdison, Inc.(b)	6,822,535
110,647	SunPower Corp. (France)(b)(c)	3,697,823
25,149	Tyler Technologies, Inc.(b)	2,053,416
55,356	Ubiquiti Networks, Inc.(b)(c)	2,143,938
19,949	Ultimate Software Group, Inc. (The)(b)	2,386,499
62,360	Verint Systems, Inc.(b)	2,729,497
114,862	Web.com Group, Inc.(b)	3,527,412
22,831	WEX, Inc.(b)	2,191,091
27,519	Yelp, Inc.(b)	1,604,908
23,650	Zillow, Inc., Class A(b)(c)	2,570,755

		81,311,746

	Materials—7.1%
160,442	Ferro Corp.(b)	2,082,537
414,649	Graphic Packaging Holding Co.(b)	4,254,299
288,925	Headwaters, Inc.(b)	3,605,784
312,769	KapStone Paper and Packaging Corp.(b)	8,250,846
66,224	Neenah Paper, Inc.	3,335,703
159,027	PolyOne Corp.	5,958,742
85,651	UFP Technologies, Inc.(b)	2,172,109
174,715	U.S. Concrete, Inc.(b)	4,301,483
54,571	U.S. Silica Holdings, Inc.	2,464,972

		36,426,475

	Telecommunication Services—0.8%
153,180	FairPoint Communications, Inc.(b)	2,089,375
157,242	Inteliquent, Inc.	2,144,781

		4,234,156

	Total Common Stocks and Other Equity Interests (Cost $503,033,342)	514,484,488

Number of Shares		Value
	Money Market Fund—0.0%
25,371	Invesco Premier Portfolio—Institutional Class(d) (Cost $25,371)	$25,371

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $503,058,713)—100.0%	514,509,859

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—9.5%
48,738,773	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $48,738,773)	48,738,773

	Total Investments (Cost $551,797,486)—109.5%	563,248,632
	Other assets less liabilities—(9.5)%	(48,798,199)

	Net Assets—100.0%	$514,450,433

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$48,408,502	$(48,408,502)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Portfolio Composition

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Specialty Retail	30.5
Hotels, Restaurants & Leisure	22.2
Textiles, Apparel & Luxury Goods	13.7
Household Durables	10.1
Diversified Consumer Services	5.3
Media	4.9
Auto Components	4.3
Distributors	2.9
Leisure Products	2.6
Internet & Catalog Retail	1.7
Multi-Line Retail	1.1
Automobiles	0.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—4.3%
33,654	Dorman Products, Inc.(b)	$1,936,788
24,545	Drew Industries, Inc.	1,235,104
38,000	Spartan Motors, Inc.	201,780
22,949	Standard Motor Products, Inc.	871,833
25,595	Superior Industries International, Inc.	541,078

		4,786,583

	Automobiles—0.7%
30,789	Winnebago Industries, Inc.(b)	735,857

	Distributors—2.9%
49,998	Pool Corp.	2,950,882
21,931	VOXX International Corp.(b)	257,689

		3,208,571

	Diversified Consumer Services—5.3%
19,589	American Public Education, Inc.(b)	677,779
12,207	Capella Education Co.	712,401
64,147	Career Education Corp.(b)	463,141
70,034	Hillenbrand, Inc.	2,129,034
20,248	ITT Educational Services, Inc.(b)(c)	546,696
48,495	Regis Corp.	637,224
11,993	Strayer Education, Inc.(b)(c)	511,262
23,548	Universal Technical Institute, Inc.	282,811

		5,960,348

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure—22.2%
1,625	Biglari Holdings, Inc.(b)	$697,158
27,717	BJ’s Restaurants, Inc.(b)	791,320
83,833	Boyd Gaming Corp.(b)	990,906
20,893	Buffalo Wild Wings, Inc.(b)	3,052,885
26,459	Cracker Barrel Old Country Store, Inc.	2,506,726
17,982	DineEquity, Inc.	1,363,215
44,023	Interval Leisure Group, Inc.	1,134,473
46,538	Jack in the Box, Inc.(b)	2,491,645
20,143	Marcus Corp.	336,992
33,213	Marriott Vacations Worldwide Corp.(b)	1,809,444
10,798	Monarch Casino & Resort, Inc.(b)	173,200
32,877	Multimedia Games Holding Co., Inc.(b)	960,008
34,431	Papa John’s International, Inc.	1,510,144
65,757	Pinnacle Entertainment, Inc.(b)	1,530,165
14,561	Red Robin Gourmet Burgers, Inc.(b)	989,857
64,126	Ruby Tuesday, Inc.(b)	494,411
39,957	Ruth’s Hospitality Group, Inc.	503,059
53,944	Scientific Games Corp., Class A(b)	646,249
58,350	Sonic Corp.(b)	1,110,984
66,062	Texas Roadhouse, Inc.	1,634,374

		24,727,215

	Household Durables—10.1%
9,430	Blyth, Inc.(c)	88,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Household Durables (continued)
28,910	Ethan Allen Interiors, Inc.	$701,935
29,651	Helen of Troy Ltd.(b)	1,859,118
32,236	iRobot Corp.(b)(c)	1,079,906
58,137	La-Z-Boy, Inc.	1,408,660
27,144	M/I Homes, Inc.(b)	604,497
40,799	Meritage Homes Corp.(b)	1,574,025
51,751	Ryland Group, Inc. (The)	1,986,721
166,612	Standard Pacific Corp.(b)	1,331,230
17,275	Universal Electronics, Inc.(b)	645,221

		11,279,672

	Internet & Catalog Retail—1.7%
14,187	Blue Nile, Inc.(b)	492,715
21,018	FTD Cos., Inc.(b)	637,686
31,845	Nutrisystem, Inc.	477,675
22,427	PetMed Express, Inc.(c)	293,569

		1,901,645

	Leisure Products—2.6%
14,600	Arctic Cat, Inc.	596,994
85,917	Callaway Golf Co.	748,337
19,077	JAKKS Pacific, Inc.	167,115
21,492	Sturm Ruger & Co., Inc.(c)	1,383,010

		2,895,456

	Media—4.9%
33,405	E.W. Scripps Co. (The), Class A(b)	572,228
48,634	Harte-Hanks, Inc.	391,017
157,812	Live Nation Entertainment, Inc.(b)	3,295,114
28,620	Scholastic Corp.	941,884
26,001	Sizmek, Inc.(b)	249,090

		5,449,333

	Multi-line Retail—1.1%
38,017	Fred’s, Inc., Class A	692,670
41,318	Tuesday Morning Corp.(b)	577,626

		1,270,296

	Specialty Retail—30.5%
87,190	Aeropostale, Inc.(b)(c)	433,334
41,240	Barnes & Noble, Inc.(b)	676,336
19,815	Big 5 Sporting Goods Corp.	241,941
45,563	Brown Shoe Co., Inc.	1,074,831
31,138	Buckle, Inc. (The)(c)	1,463,175
29,901	Cato Corp. (The), Class A	851,879
24,741	Children’s Place Retail Stores, Inc. (The)	1,187,568
40,458	Christopher & Banks Corp.(b)	252,458
54,488	Finish Line, Inc. (The), Class A	1,500,055
46,667	Francesca’s Holdings Corp.(b)	763,472
26,473	Genesco, Inc.(b)	2,021,743
23,429	Group 1 Automotive, Inc.	1,689,934
22,258	Haverty Furniture Cos., Inc.	568,469
28,674	Hibbett Sports, Inc.(b)(c)	1,544,095
31,089	Jos. A. Bank Clothiers, Inc.(b)(c)	2,006,795
16,716	Kirkland’s, Inc.(b)	286,011
25,046	Lithia Motors, Inc., Class A	1,860,417
30,522	Lumber Liquidators Holdings, Inc.(b)	2,660,298
27,309	MarineMax, Inc.(b)	438,583
50,088	Men’s Wearhouse, Inc. (The)	2,373,169
33,187	Monro Muffler Brake, Inc.	1,871,747
22,329	Outerwall, Inc.(b)(c)	1,548,516
59,070	PEP Boys-Manny Moe & Jack (The)(b)	603,695

Number of Shares		Value
	Common Stocks (continued)
	Specialty Retail (continued)
60,828	Select Comfort Corp.(b)	$1,119,235
37,901	Sonic Automotive, Inc., Class A	922,510
34,671	Stage Stores, Inc.	664,990
31,163	Stein Mart, Inc.	389,538
33,907	Vitamin Shoppe, Inc.(b)	1,623,467
35,906	Zale Corp.(b)	768,029
24,556	Zumiez, Inc.(b)	600,394

		34,006,684

	Textiles, Apparel & Luxury Goods—13.7%
98,357	Crocs, Inc.(b)	1,488,141
18,355	G-III Apparel Group Ltd.(b)	1,317,338
53,922	Iconix Brand Group, Inc.(b)	2,291,685
20,036	Movado Group, Inc.	787,014
16,044	Oxford Industries, Inc.	1,059,065
13,760	Perry Ellis International, Inc.(b)	207,776
143,864	Quiksilver, Inc.(b)	923,607
44,043	Skechers U.S.A., Inc., Class A(b)	1,805,323
64,594	Steven Madden Ltd.(b)	2,300,192
111,987	Wolverine World Wide, Inc.	3,146,835

		15,326,976

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $91,679,268)—100.0%	111,548,636

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.0%
7,788,282	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $7,788,282)	7,788,282

	Total Investments (Cost $99,467,550)—107.0%	119,336,918
	Other assets less liabilities—(7.0)%	(7,793,143)

	Net Assets—100.0%	$111,543,775

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2014.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$7,636,266	$(7,636,266)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Portfolio Composition

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Food Products	57.9
Food & Staples Retailing	20.0
Beverages	8.9
Household Products	6.3
Personal Products	5.7
Tobacco	1.2
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Beverages—8.9%
12,568	Boston Beer Co., Inc. (The), Class A(b)	$3,092,231

	Food & Staples Retailing—20.0%
27,155	Andersons, Inc. (The)	1,691,485
54,631	Casey’s General Stores, Inc.	3,750,964
72,126	Spartan Stores, Inc.	1,553,594

		6,996,043

	Food Products—57.9%
33,579	Annie’s, Inc.(b)	1,091,653
52,727	B&G Foods, Inc.	1,729,446
27,382	Calavo Growers, Inc.	851,307
26,399	Cal-Maine Foods, Inc.	1,574,172
233,214	Darling International, Inc.(b)	4,666,612
43,393	Diamond Foods, Inc.(b)(c)	1,326,524
16,292	J & J Snack Foods Corp.	1,524,931
20,293	Sanderson Farms, Inc.	1,669,505
14,005	Seneca Foods Corp., Class A(b)	397,742
56,887	Snyders-Lance, Inc.	1,510,919
51,800	TreeHouse Foods, Inc.(b)	3,876,712

		20,219,523

	Household Products—6.3%
82,911	Central Garden & Pet Co., Class A(b)	685,674
20,759	WD-40 Co.	1,512,085

		2,197,759

	Personal Products—5.7%
33,597	Inter Parfums, Inc.	1,229,314
23,836	Medifast, Inc.(b)	754,409

		1,983,723

Number of Shares		Value
	Common Stocks (continued)
	Tobacco—1.2%
161,940	Alliance One International, Inc.(b)	$416,186

	Total Common Stocks (Cost $34,416,405)	34,905,465

	Money Market Fund—0.0%
2,577	Invesco Premier Portfolio—Institutional Class(d) (Cost $2,577)	2,577

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $34,418,982)—100.0%	34,908,042

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
911,493	Invesco Liquid Assets Portfolio—Institutional Class(d)(e) (Cost $911,493)	911,493

	Total Investments (Cost $35,330,475)—102.6%	35,819,535
	Other assets less liabilities—(2.6)%	(894,417)

	Net Assets—100.0%	$34,925,118

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC) (continued)

April 30, 2014

(Unaudited)

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$898,849	$(898,849)	$–

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition

PowerShares S&P SmallCap Energy Portfolio (PSCE)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Energy Equipment & Services	51.8
Oil, Gas & Consumable Fuels	48.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—51.8%
47,321	Basic Energy Services, Inc.(b)	$1,250,221
64,095	Bristow Group, Inc.	4,922,496
81,254	C&J Energy Services, Inc.(b)	2,442,495
33,178	Era Group, Inc.(b)	947,232
103,672	Exterran Holdings, Inc.	4,459,969
23,209	Geospace Technologies Corp.(b)	1,349,139
21,777	Gulf Island Fabrication, Inc.	436,847
57,412	Hornbeck Offshore Services, Inc.(b)	2,378,579
225,687	ION Geophysical Corp.(b)	993,023
46,547	Matrix Service Co.(b)	1,441,561
152,606	Newpark Resources, Inc.(b)	1,837,376
110,506	Pioneer Energy Services Corp.(b)	1,654,275
33,507	SEACOR Holdings, Inc.(b)	2,794,149
56,109	Tesco Corp.(b)	1,122,180
139,421	TETRA Technologies, Inc.(b)	1,742,762

		29,772,304

	Oil, Gas & Consumable Fuels—48.2%
62,659	Approach Resources, Inc.(b)	1,300,174
375,121	Arch Coal, Inc.	1,718,054
73,123	Carrizo Oil & Gas, Inc.(b)	4,023,228
107,610	Cloud Peak Energy, Inc.(b)	2,118,841
78,616	Comstock Resources, Inc.	2,185,525
27,379	Contango Oil & Gas Co.(b)	1,315,287
210,421	Forest Oil Corp.(b)	391,383
55,527	Green Plains Renewable Energy, Inc.	1,660,257
100,558	Northern Oil and Gas, Inc.(b)	1,551,610
63,033	PDC Energy, Inc.(b)	4,013,311
93,563	Penn Virginia Corp.(b)	1,556,889
102,313	PetroQuest Energy, Inc.(b)	615,924
87,986	Stone Energy Corp.(b)	4,315,713
76,825	Swift Energy Co.(b)	947,252

		27,713,448

	Total Common Stocks (Cost $52,211,100)	57,485,752

Number of Shares		Value
	Money Market Fund—0.0%
7,466	Invesco Premier Portfolio—Institutional Class(c) (Cost $7,466)	$7,466

	Total Investments (Cost $52,218,566)—100.0%	57,493,218
	Other assets less liabilities—(0.0)%	(12,238)

	Net Assets—100.0%	$57,480,980

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares S&P SmallCap Financials Portfolio (PSCF)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Real Estate Investment Trusts	35.9
Banks	33.2
Insurance	9.6
Capital Markets	8.5
Consumer Finance	5.9
Thrifts & Mortgage Finance	4.1
Diversified Financial Services	2.3
Real Estate Management & Development	0.4
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Banks—33.2%
24,925	Bank of the Ozarks, Inc.	$1,493,008
14,991	Banner Corp.	592,744
61,043	BBCN Bancorp, Inc.	940,673
61,455	Boston Private Financial Holdings, Inc.	768,802
24,557	Cardinal Financial Corp.	412,558
12,059	City Holding Co.	518,416
39,375	Columbia Banking System, Inc.	977,288
31,113	Community Bank System, Inc.	1,157,092
72,244	CVB Financial Corp.	1,044,648
127,210	F.N.B. Corp.	1,582,492
76,382	First BanCorp.(b)	392,603
72,389	First Commonwealth Financial Corp.	621,822
44,191	First Financial Bancorp	715,452
23,340	First Financial Bankshares, Inc.	1,378,227
57,838	First Midwest Bancorp, Inc.	946,808
57,145	Glacier Bancorp, Inc.	1,466,341
24,400	Hanmi Financial Corp.	518,988
36,507	Home BancShares, Inc.	1,157,637
18,278	Independent Bank Corp.	678,479
42,202	MB Financial, Inc.	1,132,702
85,532	National Penn Bancshares, Inc.	835,648
33,708	NBT Bancorp, Inc.	763,486
81,039	Old National Bancorp	1,144,271
25,523	Pinnacle Financial Partners, Inc.	882,330
50,124	PrivateBancorp, Inc.	1,381,919
22,851	S&T Bancorp, Inc.	531,514
12,493	Simmons First National Corp., Class A	451,747
60,578	Sterling Bancorp	724,513
143,931	Susquehanna Bancshares, Inc.	1,491,125
11,718	Taylor Capital Group, Inc.(b)	249,476

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Banks (continued)
32,827	Texas Capital Bancshares, Inc.(b)	$1,844,549
9,067	Tompkins Financial Corp.	427,418
28,827	UMB Financial Corp.	1,692,433
48,048	United Bankshares, Inc.	1,405,404
29,687	United Community Banks, Inc.(b)	479,445
27,624	ViewPoint Financial Group, Inc.	720,158
52,184	Wilshire Bancorp, Inc.	521,840
35,479	Wintrust Financial Corp.	1,590,169

		35,634,225

	Capital Markets—8.5%
14,672	Calamos Asset Management, Inc., Class A	178,705
26,642	Evercore Partners, Inc., Class A	1,423,482
39,161	Financial Engines, Inc.	1,732,874
29,179	FXCM, Inc., Class A	451,691
25,473	HFF, Inc., Class A	866,082
27,881	Investment Technology Group, Inc.(b)	575,464
12,427	Piper Jaffray Cos.(b)	545,048
46,562	Stifel Financial Corp.(b)	2,177,705
22,360	SWS Group, Inc.(b)	165,688
5,388	Virtus Investment Partners, Inc.(b)	996,726

		9,113,465

	Consumer Finance—5.9%
21,607	Cash America International, Inc.	940,985
18,015	Encore Capital Group, Inc.(b)	778,608
41,780	EZCORP, Inc., Class A(b)	435,765
22,193	First Cash Financial Services, Inc.(b)	1,082,353
16,846	Green Dot Corp., Class A(b)	292,615
38,313	Portfolio Recovery Associates, Inc.(b)	2,189,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P SmallCap Financials Portfolio (PSCF) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Finance (continued)
7,898	World Acceptance Corp.(b)	$573,395

		6,293,309

	Diversified Financial Services—2.3%
36,963	Interactive Brokers Group, Inc., Class A	883,416
29,016	MarketAxess Holdings, Inc.	1,563,382

		2,446,798

	Insurance—9.6%
14,308	AMERISAFE, Inc.	610,236
14,308	eHealth, Inc.(b)	599,362
24,059	Employers Holdings, Inc.	489,601
7,773	HCI Group, Inc.	300,660
31,174	Horace Mann Educators Corp.	937,402
8,839	Infinity Property & Casualty Corp.	567,198
35,650	Meadowbrook Insurance Group, Inc.	199,640
8,188	Navigators Group, Inc. (The)(b)	466,470
46,442	ProAssurance Corp.	2,109,396
26,403	RLI Corp.	1,136,913
9,815	Safety Insurance Group, Inc.	527,164
43,154	Selective Insurance Group, Inc.	989,953
16,080	Stewart Information Services Corp.	490,440
29,967	Tower Group International Ltd.	73,719
16,570	United Fire Group, Inc.	460,977
21,824	Universal Insurance Holdings, Inc.	319,285

		10,278,416

	Real Estate Investment Trusts—35.9%
42,922	Acadia Realty Trust REIT	1,164,474
11,498	Agree Realty Corp. REIT	343,445
26,379	American Assets Trust, Inc. REIT	895,567
44,234	Associated Estates Realty Corp. REIT	742,246
73,587	Capstead Mortgage Corp. REIT	940,442
52,315	Cedar Realty Trust, Inc. REIT	323,830
16,389	CoreSite Realty Corp. REIT	498,553
141,702	Cousins Properties, Inc. REIT	1,647,994
150,083	DiamondRock Hospitality Co. REIT	1,841,518
23,734	EastGroup Properties, Inc. REIT	1,501,175
40,637	EPR Properties REIT	2,178,550
66,976	Franklin Street Properties Corp. REIT	815,768
55,355	Geo Group, Inc. (The) REIT	1,856,053
20,530	Getty Realty Corp. REIT	388,428
42,018	Government Properties Income Trust REIT	1,069,358
73,704	Healthcare Realty Trust, Inc. REIT	1,853,656
64,384	Inland Real Estate Corp. REIT	672,813
100,573	Kite Realty Group Trust REIT	623,553
79,840	LaSalle Hotel Properties REIT	2,641,107
156,647	Lexington Realty Trust REIT	1,685,522
26,743	LTC Properties, Inc. REIT	1,033,082
130,718	Medical Properties Trust, Inc. REIT	1,764,693
55,503	Parkway Properties, Inc. REIT	1,046,787
52,567	Pennsylvania Real Estate Investment Trust REIT	869,984
41,711	Post Properties, Inc. REIT	2,094,309
15,462	PS Business Parks, Inc. REIT	1,326,176
29,916	Sabra Health Care REIT, Inc. REIT	896,582
9,722	Saul Centers, Inc. REIT	446,143
24,979	Sovran Self Storage, Inc. REIT	1,895,906

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate Investment Trusts (continued)
73,278	Tanger Factory Outlet Centers, Inc. REIT	$2,614,559
9,881	Universal Health Realty Income Trust REIT	419,251
19,657	Urstadt Biddle Properties, Inc., Class A REIT	401,199

		38,492,723

	Real Estate Management & Development—0.4%
26,829	Forestar Group, Inc.(b)	457,434

	Thrifts & Mortgage Finance—4.1%
33,266	Bank Mutual Corp.	200,261
9,437	BofI Holding, Inc.(b)	760,717
54,133	Brookline Bancorp, Inc.	491,528
22,568	Dime Community Bancshares, Inc.	367,858
72,477	Northwest Bancshares, Inc.	963,219
30,204	Oritani Financial Corp.	447,925
41,258	Provident Financial Services, Inc.	717,064
72,663	TrustCo Bank Corp. NY	480,303

		4,428,875

	Total Investments (Cost $85,362,333)—99.9%	107,145,245
	Other assets less liabilities—0.1%	110,885

	Net Assets—100.0%	$107,256,130

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Health Care Providers & Services	32.1
Health Care Equipment & Supplies	30.7
Pharmaceuticals	16.6
Biotechnology	7.2
Life Sciences Tools & Services	6.8
Health Care Technology	6.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—7.2%
97,130	Acorda Therapeutics, Inc.(b)	$3,443,258
128,550	ArQule, Inc.(b)	208,251
68,282	Emergent Biosolutions, Inc.(b)	1,799,914
48,458	Ligand Pharmaceuticals, Inc., Class B(b)	3,061,092
108,545	Momenta Pharmaceuticals, Inc.(b)	1,239,584
70,520	Repligen Corp.(b)	1,117,742
128,904	Spectrum Pharmaceuticals, Inc.(b)	885,570

		11,755,411

	Health Care Equipment & Supplies—30.7%
49,149	Abaxis, Inc.(b)	1,995,941
83,299	Abiomed, Inc.(b)	1,973,353
29,176	Analogic Corp.	2,190,534
26,532	Anika Therapeutics, Inc.(b)	1,133,978
78,631	Cantel Medical Corp.	2,607,404
63,949	CONMED Corp.	2,962,757
59,008	CryoLife, Inc.	535,793
56,769	Cyberonics, Inc.(b)	3,358,454
45,797	Cynosure, Inc., Class A(b)	1,123,859
57,942	Greatbatch, Inc.(b)	2,667,070
122,001	Haemonetics Corp.(b)	3,703,950
31,568	ICU Medical, Inc.(b)	1,760,863
55,616	Integra LifeSciences Holdings Corp.(b)	2,534,977
67,727	Invacare Corp.	1,070,087
97,665	Meridian Bioscience, Inc.	1,950,370
95,452	Merit Medical Systems, Inc.(b)	1,228,467
65,505	Natus Medical, Inc.(b)	1,626,489
86,052	Neogen Corp.(b)	3,594,822
107,983	NuVasive, Inc.(b)	3,640,107
31,780	SurModics, Inc.(b)	691,533
88,128	Symmetry Medical, Inc.(b)	727,937
165,381	West Pharmaceutical Services, Inc.	7,174,228

		50,252,973

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services—32.1%
82,753	Air Methods Corp.(b)	$4,606,860
19,687	Almost Family, Inc.(b)	422,680
76,300	Amedisys, Inc.(b)	1,039,969
108,967	AMN Healthcare Services, Inc.(b)	1,359,908
76,363	AmSurg Corp.(b)	3,307,282
57,982	Bio-Reference Labs, Inc.(b)	1,472,743
135,463	Centene Corp.(b)	8,994,743
41,682	Chemed Corp.	3,470,860
26,562	CorVel Corp.(b)	1,209,633
63,567	Cross Country Healthcare, Inc.(b)	450,690
46,364	Ensign Group, Inc. (The)	1,970,470
67,341	Gentiva Health Services, Inc.(b)	507,078
81,721	Hanger, Inc.(b)	2,833,267
82,516	Healthways, Inc.(b)	1,485,288
40,102	IPC The Hospitalist Co., Inc.(b)	1,624,131
127,195	Kindred Healthcare, Inc.	3,192,595
22,416	Landauer, Inc.	969,268
28,567	LHC Group, Inc.(b)	593,622
64,609	Magellan Health Services, Inc.(b)	3,729,231
67,006	Molina Healthcare, Inc.(b)	2,506,024
30,220	MWI Veterinary Supply, Inc.(b)	4,733,661
69,855	PharMerica Corp.(b)	1,899,357

		52,379,360

	Health Care Technology—6.6%
24,652	Computer Programs & Systems, Inc.	1,556,281
48,341	HealthStream, Inc.(b)	1,094,924
119,724	Medidata Solutions, Inc.(b)	4,347,178
83,712	Omnicell, Inc.(b)	2,216,694
103,312	Quality Systems, Inc.	1,525,918

		10,740,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P SmallCap Health Care Portfolio (PSCH) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Life Sciences Tools & Services—6.8%
170,370	Affymetrix, Inc.(b)	$1,265,849
43,847	Albany Molecular Research, Inc.(b)	704,183
71,659	Cambrex Corp.(b)	1,468,293
87,811	Luminex Corp.(b)	1,686,849
133,085	PAREXEL International Corp.(b)	6,035,405

		11,160,579

	Pharmaceuticals—16.6%
167,650	Akorn, Inc.(b)	4,228,133
152,511	Impax Laboratories, Inc.(b)	3,988,163
152,065	Medicines Co. (The)(b)	4,044,929
121,758	Prestige Brands Holdings, Inc.(b)	4,081,328
131,049	Questcor Pharmaceuticals, Inc.	10,769,607

		27,112,160

	Total Common Stocks (Cost $153,671,164)	163,401,478

	Money Market Fund—0.0%
36,516	Invesco Premier Portfolio—Institutional Class(c) (Cost $36,516)	36,516

	Total Investments (Cost $153,707,680)—100.0%	163,437,994
	Other assets less liabilities—(0.0)%	(24,601)

	Net Assets—100.0%	$163,413,393

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Portfolio Composition

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Machinery	23.5
Aerospace & Defense	17.3
Commercial Services & Supplies	13.7
Professional Services	9.4
Electrical Equipment	7.3
Building Products	6.0
Construction & Engineering	5.9
Road & Rail	5.0
Trading Companies & Distributors	4.9
Air Freight & Logistics	3.7
Airlines	2.3
Marine	1.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—17.3%
44,252	AAR Corp.	$1,146,127
22,091	Aerovironment, Inc.(b)	746,013
8,792	American Science & Engineering, Inc.	590,822
23,360	Cubic Corp.	1,107,965
53,699	Curtiss-Wright Corp.	3,433,514
19,268	Engility Holdings, Inc.(b)	840,856
65,190	GenCorp, Inc.(b)	1,144,736
50,727	Moog, Inc., Class A(b)	3,320,082
5,478	National Presto Industries, Inc.	395,840
67,704	Orbital Sciences Corp.(b)	1,990,498
58,002	TASER International, Inc.(b)	936,732
42,088	Teledyne Technologies, Inc.(b)	3,908,292

		19,561,477

	Air Freight & Logistics—3.7%
27,998	Atlas Air Worldwide Holdings, Inc.(b)	979,650
34,353	Forward Air Corp.	1,519,433
38,967	Hub Group, Inc., Class A(b)	1,739,877

		4,238,960

	Airlines—2.3%
16,426	Allegiant Travel Co.	1,929,234
57,448	SkyWest, Inc.	666,397

		2,595,631

Number of Shares		Value
	Common Stocks (continued)
	Building Products—6.0%
31,229	AAON, Inc.	$885,342
13,554	American Woodmark Corp.(b)	406,756
32,251	Apogee Enterprises, Inc.	1,024,614
32,306	Gibraltar Industries, Inc.(b)	551,787
49,044	Griffon Corp.	521,828
41,918	Quanex Building Products Corp.	789,735
45,951	Simpson Manufacturing Co., Inc.	1,506,733
22,305	Universal Forest Products, Inc.	1,126,180

		6,812,975

	Commercial Services & Supplies—13.7%
58,092	ABM Industries, Inc.	1,573,712
52,481	Brady Corp., Class A	1,353,485
22,320	G&K Services, Inc., Class A	1,181,621
78,396	Healthcare Services Group, Inc.	2,281,324
65,493	Interface, Inc.	1,178,219
45,880	Mobile Mini, Inc.	2,026,978
72,627	Tetra Tech, Inc.(b)	2,082,216
17,027	UniFirst Corp.	1,638,679
44,302	United Stationers, Inc.	1,662,654
22,726	Viad Corp.	523,834

		15,502,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P SmallCap Industrials Portfolio (PSCI) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Construction & Engineering—5.9%
42,460	Aegion Corp.(b)	$1,082,306
42,083	Comfort Systems USA, Inc.	631,245
37,786	Dycom Industries, Inc.(b)	1,186,480
74,834	EMCOR Group, Inc.	3,441,616
30,580	Orion Marine Group, Inc.(b)	358,703

		6,700,350

	Electrical Equipment—7.3%
28,556	AZZ, Inc.	1,239,901
20,844	Encore Wire Corp.	1,015,728
52,736	EnerSys	3,563,899
43,725	Franklin Electric Co., Inc.	1,690,846
10,331	Powell Industries, Inc.	654,159
20,253	Vicor Corp.(b)	169,315

		8,333,848

	Machinery—23.5%
81,372	Actuant Corp., Class A	2,755,256
31,547	Albany International Corp., Class A	1,135,061
20,962	Astec Industries, Inc.	837,432
52,784	Barnes Group, Inc.	2,033,240
52,567	Briggs & Stratton Corp.	1,123,357
19,692	CIRCOR International, Inc.	1,599,187
23,721	EnPro Industries, Inc.(b)	1,689,172
29,625	ESCO Technologies, Inc.	990,067
70,203	Federal Signal Corp.(b)	1,065,682
30,627	John Bean Technologies Corp.	887,877
14,449	Lindsay Corp.	1,273,390
18,808	Lydall, Inc.(b)	440,295
63,367	Mueller Industries, Inc.	1,833,841
14,270	Standex International Corp.	847,210
20,680	Tennant Co.	1,319,177
59,901	Titan International, Inc.	1,048,867
63,068	Toro Co. (The)	4,007,341
31,985	Watts Water Technologies, Inc., Class A	1,701,602

		26,588,054

	Marine—1.0%
48,009	Matson, Inc.	1,137,333

	Professional Services—9.4%
16,135	CDI Corp.	247,188
14,607	Exponent, Inc.	1,028,625
18,025	Heidrick & Struggles International, Inc.	339,771
25,382	Insperity, Inc.	813,747
30,546	Kelly Services, Inc., Class A	643,299
55,610	Korn/Ferry International(b)	1,615,471
54,875	Navigant Consulting, Inc.(b)	921,900
51,934	On Assignment, Inc.(b)	1,817,690
43,656	Resources Connection, Inc.	594,158
45,959	TrueBlue, Inc.(b)	1,229,403
33,475	WageWorks, Inc.(b)	1,418,336

		10,669,588

	Road & Rail—5.0%
27,190	ArcBest Corp.	1,071,830
55,900	Heartland Express, Inc.	1,216,384
67,630	Knight Transportation, Inc.	1,604,860
28,142	Roadrunner Transportation Systems, Inc.(b)	693,137

Number of Shares		Value
	Common Stocks (continued)
	Road & Rail (continued)
27,372	Saia, Inc.(b)	$1,126,905

		5,713,116

	Trading Companies & Distributors—4.9%
29,830	Aceto Corp.	652,680
46,926	Applied Industrial Technologies, Inc.	2,248,694
11,829	DXP Enterprises, Inc.(b)	1,339,161
30,033	Kaman Corp.	1,260,485

		5,501,020

	Total Common Stocks (Cost $99,041,350)	113,355,074

	Money Market Fund—0.0%
29,804	Invesco Premier Portfolio—Institutional Class(c) (Cost $29,804)	29,804

	Total Investments (Cost $99,071,154)—100.0%	113,384,878
	Other assets less liabilities—(0.0)%	(16,210)

	Net Assets—100.0%	$113,368,668

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Portfolio Composition

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Electronic Equipment, Instruments & Components	27.4
Semiconductors & Semiconductor Equipment	22.8
Software	14.4
IT Services	11.6
Internet Software & Services	11.0
Communications Equipment	8.9
Technology Hardware, Storage & Peripherals	3.0
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—99.1%
	Communications Equipment—8.9%
232,101	ARRIS Group, Inc.(b)	$6,055,515
19,475	Bel Fuse, Inc., Class B	423,776
30,769	Black Box Corp.	654,149
65,719	CalAmp Corp.(b)	1,166,512
30,099	Comtech Telecommunications Corp.	955,643
50,817	Digi International, Inc.(b)	450,239
193,529	Harmonic, Inc.(b)	1,360,509
110,671	Ixia(b)	1,374,534
71,600	NETGEAR, Inc.(b)	2,312,680
35,413	Oplink Communications, Inc.(b)	606,979
34,208	PC-Tel, Inc.	282,216
40,560	Procera Networks, Inc.(b)	375,585
83,271	ViaSat, Inc.(b)	5,346,831

		21,365,168

	Electronic Equipment, Instruments & Components—27.4%
27,813	Agilysys, Inc.(b)	348,775
52,426	Anixter International, Inc.	5,136,700
28,293	Badger Meter, Inc.	1,401,918
85,377	Belden, Inc.	6,301,676
105,456	Benchmark Electronics, Inc.(b)	2,444,470
81,372	Checkpoint Systems, Inc.(b)	1,039,120
162,027	Cognex Corp.(b)	5,578,590
48,779	Coherent, Inc.(b)	2,912,594
66,212	CTS Corp.	1,177,912
75,366	Daktronics, Inc.	981,265
33,318	DTS, Inc.(b)	620,048
49,937	Electro Scientific Industries, Inc.	423,466

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
51,650	Fabrinet (Cayman Islands)(b)	$1,115,640
33,754	FARO Technologies, Inc.(b)	1,346,785
106,992	II-VI, Inc.(b)	1,540,685
81,520	Insight Enterprises, Inc.(b)	2,129,302
44,107	Littelfuse, Inc.	3,993,889
29,798	Measurement Specialties, Inc.(b)	1,917,501
65,301	Mercury Systems, Inc.(b)	911,602
69,741	Methode Electronics, Inc.	1,934,615
30,009	MTS Systems Corp.	1,934,680
76,873	Newport Corp.(b)	1,435,988
36,796	OSI Systems, Inc.(b)	2,053,585
40,987	Park Electrochemical Corp.	1,092,713
66,640	Plexus Corp.(b)	2,793,549
55,328	Rofin-Sinar Technologies, Inc.(b)	1,228,282
35,119	Rogers Corp.(b)	2,107,842
162,568	Sanmina Corp.(b)	3,292,002
55,980	ScanSource, Inc.(b)	2,150,192
51,869	SYNNEX Corp.(b)	3,494,933
107,148	TTM Technologies, Inc.(b)	845,398

		65,685,717

	Internet Software & Services—11.0%
82,849	Blucora, Inc.(b)	1,594,843
63,115	comScore, Inc.(b)	1,977,393
85,143	Dealertrack Technologies, Inc.(b)	3,890,184
72,341	Dice Holdings, Inc.(b)	553,409
55,228	Digital River, Inc.(b)	844,436
87,328	j2 Global, Inc.	4,048,526

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P SmallCap Information Technology Portfolio (PSCT) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Internet Software & Services (continued)
51,362	Liquidity Services, Inc.(b)	$885,994
96,741	LivePerson, Inc.(b)	957,736
44,689	LogMeIn, Inc.(b)	2,031,115
188,757	Monster Worldwide, Inc.(b)	1,300,536
117,499	NIC, Inc.	2,154,932
46,049	OpenTable, Inc.(b)	3,092,651
66,687	Perficient, Inc.(b)	1,218,371
56,369	QuinStreet, Inc.(b)	343,851
28,772	Stamps.com, Inc.(b)	998,676
48,781	XO Group, Inc.(b)	518,054

		26,410,707

	IT Services—11.6%
46,081	CACI International, Inc., Class A(b)	3,209,542
87,358	Cardtronics, Inc.(b)	2,924,746
133,858	CIBER, Inc.(b)	578,267
67,176	CSG Systems International, Inc.	1,770,759
60,028	ExlService Holdings, Inc.(b)	1,698,492
24,826	Forrester Research, Inc.	879,585
72,091	Heartland Payment Systems, Inc.	2,951,406
63,956	Higher One Holdings, Inc.(b)	383,097
57,672	iGATE Corp.(b)	2,110,795
46,557	ManTech International Corp., Class A	1,388,795
133,256	MAXIMUS, Inc.	5,672,708
76,684	Sykes Enterprises, Inc.(b)	1,517,576
37,303	TeleTech Holdings, Inc.(b)	900,121
50,980	Virtusa Corp.(b)	1,680,811

		27,666,700

	Semiconductors & Semiconductor Equipment—22.8%
74,115	Advanced Energy Industries, Inc.(b)	1,621,636
130,882	Brooks Automation, Inc.	1,338,923
47,992	Cabot Microelectronics Corp.(b)	2,081,413
43,172	CEVA, Inc.(b)	700,682
122,381	Cirrus Logic, Inc.(b)	2,729,096
45,845	Cohu, Inc.	472,203
71,534	Diodes, Inc.(b)	1,886,352
44,307	DSP Group, Inc.(b)	352,684
180,670	Entropic Communications, Inc.(b)	666,672
93,247	Exar Corp.(b)	1,008,933
265,780	GT Advanced Technologies, Inc.(b)	4,414,606
61,618	Hittite Microwave Corp.	3,657,644
120,001	Kopin Corp.(b)	391,203
150,033	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,206,985
88,395	Micrel, Inc.	880,414
186,047	Microsemi Corp.(b)	4,375,825
104,848	MKS Instruments, Inc.	2,951,471
69,134	Monolithic Power Systems, Inc.(b)	2,564,871
44,320	Nanometrics, Inc.(b)	720,643
40,784	Pericom Semiconductor Corp.(b)	329,127
59,415	Power Integrations, Inc.	2,806,170
44,235	Rubicon Technology, Inc.(b)	448,101
64,692	Rudolph Technologies, Inc.(b)	589,344
61,158	Sigma Designs, Inc.(b)	230,566
69,857	Synaptics, Inc.(b)	4,341,613
93,870	Tessera Technologies, Inc.	2,058,569
321,599	TriQuint Semiconductor, Inc.(b)	4,560,274
55,008	Ultratech, Inc.(b)	1,464,313

Number of Shares		Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
78,250	Veeco Instruments, Inc.(b)	$2,892,903

		54,743,236

	Software—14.4%
90,571	Blackbaud, Inc.	2,757,887
73,177	Bottomline Technologies, Inc.(b)	2,315,320
62,667	Ebix, Inc.	988,885
60,914	Epiq Systems, Inc.	779,090
30,980	Interactive Intelligence Group, Inc.(b)	1,938,419
150,125	Manhattan Associates, Inc.(b)	4,733,441
17,754	MicroStrategy, Inc., Class A(b)	2,155,868
76,626	Monotype Imaging Holdings, Inc.	2,023,693
73,046	Netscout Systems, Inc.(b)	2,845,872
101,293	Progress Software Corp.(b)	2,173,748
59,891	Synchronoss Technologies, Inc.(b)	1,823,082
182,857	Take-Two Interactive Software, Inc.(b)	3,726,626
66,842	Tangoe, Inc.(b)	1,005,304
56,899	Tyler Technologies, Inc.(b)	4,645,803
57,358	VASCO Data Security International, Inc.(b)	654,455

		34,567,493

	Technology Hardware, Storage & Peripherals—3.0%
92,222	Electronics for Imaging, Inc.(b)	3,485,069
46,972	Intevac, Inc.(b)	378,124
170,765	QLogic Corp.(b)	1,977,459
65,252	Super Micro Computer, Inc.(b)	1,328,531

		7,169,183

	Total Common Stocks (Cost $208,284,565)	237,608,204

	Money Market Fund—0.9%
2,214,969	Invesco Premier Portfolio—Institutional Class(c) (Cost $2,214,969)	2,214,969

	Total Investments (Cost $210,499,534)—100.0%	239,823,173
	Other assets less liabilities—(0.0)%	(38,743)

	Net Assets—100.0%	$239,784,430

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition

PowerShares S&P SmallCap Materials Portfolio (PSCM)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Chemicals	39.1
Metals & Mining	32.6
Paper & Forest Products	20.7
Construction Materials	6.6
Containers & Packaging	1.2
Money Market Fund Plus Other Assets Less Liabilities	(0.2)

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.2%
	Chemicals—39.1%
41,211	A. Schulman, Inc.	$1,480,299
35,433	American Vanguard Corp.	631,062
42,901	Balchem Corp.	2,657,717
76,055	Calgon Carbon Corp.(b)	1,523,382
64,649	Flotek Industries, Inc.(b)	1,810,818
31,903	FutureFuel Corp.	640,293
70,854	H.B. Fuller Co.	3,282,666
13,380	Hawkins, Inc.	484,356
31,634	Innophos Holdings, Inc.	1,785,423
29,207	Koppers Holdings, Inc.	1,247,139
46,083	Kraton Performance Polymers, Inc.(b)	1,200,462
27,114	LSB Industries, Inc.(b)	1,035,484
45,287	OM Group, Inc.	1,326,456
18,683	Quaker Chemical Corp.	1,390,576
26,876	Stepan Co.	1,554,239
35,668	Tredegar Corp.	742,251
32,518	Zep, Inc.	562,236

		23,354,859

	Construction Materials—6.6%
103,824	Headwaters, Inc.(b)	1,295,724
30,387	Texas Industries, Inc.(b)	2,634,553

		3,930,277

	Containers & Packaging—1.2%
37,376	Myers Industries, Inc.	698,931

	Metals & Mining—32.6%
24,220	A.M. Castle & Co.(b)	297,422
193,476	AK Steel Holding Corp.(b)	1,354,332
35,450	AMCOL International Corp.	1,625,382
72,830	Century Aluminum Co.(b)	1,001,412
90,586	Globe Specialty Metals, Inc.	1,755,557
17,531	Haynes International, Inc.	930,020
25,499	Kaiser Aluminum Corp.	1,795,130

Number of Shares		Value
	Common Stocks (continued)
	Metals & Mining (continued)
29,188	Materion Corp.	$982,176
12,882	Olympic Steel, Inc.	339,570
43,253	RTI International Metals, Inc.(b)	1,218,004
169,335	Stillwater Mining Co.(b)	2,672,106
98,694	SunCoke Energy, Inc.(b)	2,059,744
75,803	US Silica Holdings, Inc.	3,424,021

		19,454,876

	Paper & Forest Products—20.7%
44,577	Boise Cascade Co.(b)	1,115,317
29,601	Clearwater Paper Corp.(b)	1,817,205
15,793	Deltic Timber Corp.	959,425
113,814	KapStone Paper and Packaging Corp.(b)	3,002,413
23,179	Neenah Paper, Inc.	1,167,526
61,075	P.H. Glatfelter Co.	1,558,634
43,031	Schweitzer-Mauduit International, Inc.	1,877,873
70,418	Wausau Paper Corp.	842,199

		12,340,592

	Total Common Stocks (Cost $56,769,555)	59,779,535

	Money Market Fund—0.0%
7,794	Invesco Premier Portfolio—Institutional Class(c) (Cost $7,794)	7,794

	Total Investments (Cost $56,777,349)—100.2%	59,787,329
	Other assets less liabilities—(0.2)%	(151,541)

	Net Assets—100.0%	$59,635,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P SmallCap Materials Portfolio (PSCM) (continued)

April 30, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Portfolio Composition

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Gas Utilities	39.8
Electric Utilities	25.4
Diversified Telecommunication Services	17.4
Multi-Utilities	9.4
Water Utilities	4.2
Wireless Telecommunication Services	3.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Diversified Telecommunication Services—17.4%
147,937	8x8, Inc.(b)	$1,434,989
22,755	Atlantic Tele-Network, Inc.	1,346,413
64,372	Cbeyond, Inc.(b)	636,639
453,135	Cincinnati Bell, Inc.(b)	1,518,002
70,487	General Communication, Inc., Class A(b)	735,884
41,197	Lumos Networks Corp.	544,213

		6,216,140

	Electric Utilities—25.4%
31,137	ALLETE, Inc.	1,611,651
45,509	El Paso Electric Co.	1,721,150
70,957	UIL Holdings Corp.	2,606,251
52,322	UNS Energy Corp.	3,142,459

		9,081,511

	Gas Utilities—39.8%
33,900	Laclede Group, Inc. (The)	1,607,199
52,955	New Jersey Resources Corp.	2,633,452
36,624	Northwest Natural Gas Co.	1,621,345
97,944	Piedmont Natural Gas Co., Inc.	3,505,416
28,382	South Jersey Industries, Inc.	1,630,546
58,431	Southwest Gas Corp.	3,214,289

		14,212,247

	Multi-Utilities—9.4%
52,680	Avista Corp.	1,693,662
34,319	NorthWestern Corp.	1,660,353

		3,354,015

	Water Utilities—4.2%
49,312	American States Water Co.	1,497,112

Number of Shares		Value
	Common Stocks (continued)
	Wireless Telecommunication Services—3.8%
35,007	NTELOS Holdings Corp.	$482,747
49,648	USA Mobility, Inc.	850,470

		1,333,217

	Total Common Stocks (Cost $28,472,227)	35,694,242

	Money Market Fund—0.0%
14,478	Invesco Premier Portfolio—Institutional Class(c) (Cost $14,478)	14,478

	Total Investments (Cost $28,486,705)—100.0%	35,708,720
	Other assets less liabilities—0.0%	8,335

	Net Assets—100.0%	$35,717,055

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)
Assets:
Unaffiliated investments, at value(a)	$514,484,488	$111,548,636	$34,905,465	$57,485,752
Affiliated investments, at value	48,764,144	7,788,282	914,070	7,466

Total investments, at value	563,248,632	119,336,918	35,819,535	57,493,218
Receivables:
Investments sold	7,196,960	—	—	2,585,527
Security lending	175,273	11,213	344	—
Dividends	44,859	36,291	25,435	—
Foreign tax reclaims	1,694	—	—	—
Shares sold	—	—	—	—

Total Assets	570,667,418	119,384,422	35,845,314	60,078,745

Liabilities:
Due to custodian	28	25,503	28	28
Payables:
Collateral upon return of securities loaned	48,738,773	7,788,282	911,493	—
Shares repurchased	7,195,488	—	—	2,585,064
Investments purchased	—	—	—	—
Accrued unitary management fees	282,696	26,862	8,675	12,673

Total Liabilities	56,216,985	7,840,647	920,196	2,597,765

Net Assets	$514,450,433	$111,543,775	$34,925,118	$57,480,980

Net Assets Consist of:
Shares of beneficial interest	$513,360,919	$83,541,719	$28,050,403	$58,671,878
Undistributed net investment income (loss)	(128,360)	116,053	48,681	(13,824)
Undistributed net realized gain (loss)	(10,233,272)	8,016,635	6,336,974	(6,451,726)
Net unrealized appreciation	11,451,146	19,869,368	489,060	5,274,652

Net Assets	$514,450,433	$111,543,775	$34,925,118	$57,480,980

Shares outstanding (unlimited amount authorized, $0.01 par value)	14,150,001	2,400,000	700,000	1,100,000
Net asset value	$36.36	$46.48	$49.89	$52.26

Market price	$36.34	$46.46	$49.84	$52.24

Unaffiliated investments, at cost	$503,033,342	$91,679,268	$34,416,405	$52,211,100

Affiliated investments, at cost	$48,764,144	$7,788,282	$914,070	$7,466

Total investments, at cost	$551,797,486	$99,467,550	$35,330,475	$52,218,566

(a) Includes securities on loan with an aggregate value of:	$48,408,502	$7,636,266	$898,849	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$107,145,245	$163,401,478	$113,355,074	$237,608,204	$59,779,535	$35,694,242
—	36,516	29,804	2,214,969	7,794	14,478

107,145,245	163,437,994	113,384,878	239,823,173	59,787,329	35,708,720

—	—	644,733	—	4,965,650	—
—	—	—	—	—	—
188,208	16,543	18,762	19,838	31,689	16,847
—	—	—	—	—	—
—	—	—	—	4,388,565	—

107,333,453	163,454,537	114,048,373	239,843,011	69,173,233	35,725,567

51,328	28	28	28	28	28

—	—	—	—	—	—
—	—	—	—	4,417,466	—
—	—	652,382	—	5,106,208	—
25,995	41,116	27,295	58,553	13,743	8,484

77,323	41,144	679,705	58,581	9,537,445	8,512

$107,256,130	$163,413,393	$113,368,668	$239,784,430	$59,635,788	$35,717,055

$84,667,835	$128,123,606	$97,748,313	$205,942,296	$56,486,866	$29,511,450
276,489	64,111	53,752	(123,047)	36,397	138,824
528,894	25,495,362	1,252,879	4,641,542	102,545	(1,155,234)
21,782,912	9,730,314	14,313,724	29,323,639	3,009,980	7,222,015

$107,256,130	$163,413,393	$113,368,668	$239,784,430	$59,635,788	$35,717,055

2,800,000	3,100,000	2,550,000	5,550,000	1,350,000	1,000,000
$38.31	$52.71	$44.46	$43.20	$44.17	$35.72

$38.30	$52.71	$44.45	$43.19	$44.26	$35.74

$85,362,333	$153,671,164	$99,041,350	$208,284,565	$56,769,555	$28,472,227

$—	$36,516	$29,804	$2,214,969	$7,794	$14,478

$85,362,333	$153,707,680	$99,071,154	$210,499,534	$56,777,349	$28,486,705

$—	$—	$—	$—	$—	$—

23

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)
Investment Income:
Unaffiliated dividend income	$1,585,906	$481,240	$195,890	$74,582
Security lending income	286,778	44,865	4,199	—
Affiliated dividend income	23	10	1	1
Foreign withholding tax	(2,541)	—	—	—

Total Income	1,870,166	526,115	200,090	74,583

Expenses:
Unitary management fees	1,791,599	163,942	68,953	69,618

Waivers	(168)	(64)	(17)	(7)

Net Expenses	1,791,431	163,878	68,936	69,611

Net Investment Income	78,735	362,237	131,154	4,972

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment securities	(23,339,681)	102,213	(51,925)	(1,296,477)
In-kind redemptions	20,664,993	10,299,424	7,034,270	2,385,399

Net realized gain (loss)	(2,674,688)	10,401,637	6,982,345	1,088,922

Net change in unrealized appreciation (depreciation) on investment securities	(20,373,736)	(8,799,865)	(6,304,533)	2,316,198

Net realized and unrealized gain (loss)	(23,048,424)	1,601,772	677,812	3,405,120

Net increase (decrease) in net assets resulting from operations	$(22,969,689)	$1,964,009	$808,966	$3,410,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$1,606,241	$363,372	$495,551	$657,641	$149,280	$540,136
—	—	—	—	—	—
4	9	55	12	—	1
—	—	—	—	—	—

1,606,245	363,381	495,606	657,653	149,280	540,137

152,587	276,764	145,004	332,145	45,690	48,651

(30)	(47)	(346)	(17)	(3)	(8)

152,557	276,717	144,658	332,128	45,687	48,643

1,453,688	86,664	350,948	325,525	103,593	491,494

(286,462)	(795,280)	(388,992)	(645,296)	(113,430)	(179,926)
1,795,640	28,721,190	2,359,505	8,489,176	570,147	—

1,509,178	27,925,910	1,970,513	7,843,880	456,717	(179,926)

(1,882,156)	(21,812,849)	1,581,699	(565,191)	1,414,402	1,585,946

(372,978)	6,113,061	3,552,212	7,278,689	1,871,119	1,406,020

$1,080,710	$6,199,725	$3,903,160	$7,604,214	$1,974,712	$1,897,514

25

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares DWA SmallCap Momentum Portfolio (DWAS)		PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$78,735	$147,357	$362,237	$783,995
Net realized gain (loss)	(2,674,688)	4,970,131	10,401,637	3,420,020
Net change in unrealized appreciation (depreciation)	(20,373,736)	31,731,201	(8,799,865)	22,376,466

Net increase (decrease) in net assets resulting from operations	(22,969,689)	36,848,689	1,964,009	26,580,481

Distributions to Shareholders from:
Net investment income	(207,095)	(256,651)	(317,347)	(788,119)
Capital gains	—	—	—	—

Total distributions to shareholders	(207,095)	(256,651)	(317,347)	(788,119)

Shareholder Transactions:
Proceeds from shares sold	192,122,456	538,248,946	30,921,893	29,566,862
Value of shares repurchased	(159,541,216)	(84,025,929)	(23,222,369)	(14,312,423)

Net increase (decrease) in net assets resulting from shares transactions	32,581,240	454,223,017	7,699,524	15,254,439

Increase (Decrease) in Net Assets	9,404,456	490,815,055	9,346,186	41,046,801

Net Assets:
Beginning of period	505,045,977	14,230,922	102,197,589	61,150,788

End of period	$514,450,433	$505,045,977	$111,543,775	$102,197,589

Undistributed net investment income (loss) at end of period	$(128,360)	$—	$116,053	$71,163

Changes in Shares Outstanding:
Shares sold	4,900,000	15,400,000	650,000	700,000
Shares repurchased	(4,350,000)	(2,350,000)	(500,000)	(350,000)
Shares outstanding, beginning of period	13,600,001	550,001	2,250,000	1,900,000

Shares outstanding, end of period	14,150,001	13,600,001	2,400,000	2,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)		PowerShares S&P SmallCap Energy Portfolio (PSCE)		PowerShares S&P SmallCap Financials Portfolio (PSCF)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$131,154	$208,241	$4,972	$225,579	$1,453,688	$2,084,560
6,982,345	3,708,126	1,088,922	(2,537,285)	1,509,178	5,630,987
(6,304,533)	6,013,409	2,316,198	13,755,864	(1,882,156)	13,497,012

808,966	9,929,776	3,410,092	11,444,158	1,080,710	21,212,559

(168,660)	(212,076)	(557)	(224,127)	(1,475,568)	(2,375,822)
—	—	—	—	(77,662)	—

(168,660)	(212,076)	(557)	(224,127)	(1,553,230)	(2,375,822)

26,894,803	28,105,896	15,120,843	27,600,720	15,645,628	28,588,475
(38,761,027)	(20,769,670)	(9,328,538)	(29,862,036)	(5,886,235)	(20,930,779)

(11,866,224)	7,336,226	5,792,305	(2,261,316)	9,759,393	7,657,696

(11,225,918)	17,053,926	9,201,840	8,958,715	9,286,873	26,494,433

46,151,036	29,097,110	48,279,140	39,320,425	97,969,257	71,474,824

$34,925,118	$46,151,036	$57,480,980	$48,279,140	$107,256,130	$97,969,257

$48,681	$86,187	$(13,824)	$(18,239)	$276,489	$298,369

550,000	650,000	300,000	600,000	400,000	800,000
(800,000)	(550,000)	(200,000)	(800,000)	(150,000)	(600,000)
950,000	850,000	1,000,000	1,200,000	2,550,000	2,350,000

700,000	950,000	1,100,000	1,000,000	2,800,000	2,550,000

27

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares S&P SmallCap Health Care Portfolio (PSCH)		PowerShares S&P SmallCap Industrials Portfolio (PSCI)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$86,664	$422,111	$350,948	$359,197
Net realized gain (loss)	27,925,910	11,993,053	1,970,513	1,030,175
Net change in unrealized appreciation (depreciation)	(21,812,849)	35,345,915	1,581,699	12,358,533

Net increase in net assets resulting from operations	6,199,725	47,761,079	3,903,160	13,747,905

Distributions to Shareholders from:
Net investment income	(50,440)	(438,238)	(355,342)	(473,313)

Shareholder Transactions:
Proceeds from shares sold	60,966,967	68,405,949	44,556,627	51,494,761
Value of shares repurchased	(81,866,454)	(59,430,329)	(8,762,844)	(9,105,548)

Net increase (decrease) in net assets resulting from shares transactions	(20,899,487)	8,975,620	35,793,783	42,389,213

Increase (Decrease) in Net Assets	(14,750,202)	56,298,461	39,341,601	55,663,805

Net Assets:
Beginning of period	178,163,595	121,865,134	74,027,067	18,363,262

End of period	$163,413,393	$178,163,595	$113,368,668	$74,027,067

Undistributed net investment income (loss) at end of period	$64,111	$27,887	$53,752	$58,146

Changes in Shares Outstanding:
Shares sold	1,100,000	1,450,000	1,000,000	1,400,000
Shares repurchased	(1,500,000)	(1,500,000)	(200,000)	(250,000)
Shares outstanding, beginning of period	3,500,000	3,550,000	1,750,000	600,000

Shares outstanding, end of period	3,100,000	3,500,000	2,550,000	1,750,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)		PowerShares S&P SmallCap Materials Portfolio (PSCM)		PowerShares S&P SmallCap Utilities Portfolio (PSCU)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$325,525	$293,953	$103,593	$75,187	$491,494	$954,658
7,843,880	8,229,116	456,717	582,835	(179,926)	461,853
(565,191)	36,654,232	1,414,402	1,796,511	1,585,946	2,941,872

7,604,214	45,177,301	1,974,712	2,454,533	1,897,514	4,358,383

(471,499)	(899,671)	(79,942)	(80,742)	(506,557)	(1,270,957)

46,822,208	117,530,934	44,004,203	14,953,329	1,752,777	4,911,103
(24,188,812)	(30,296,222)	(4,417,466)	(5,217,979)	—	(4,966,528)

22,633,396	87,234,712	39,586,737	9,735,350	1,752,777	(55,425)

29,766,111	131,512,342	41,481,507	12,109,141	3,143,734	3,032,001

210,018,319	78,505,977	18,154,281	6,045,140	32,573,321	29,541,320

$239,784,430	$210,018,319	$59,635,788	$18,154,281	$35,717,055	$32,573,321

$(123,047)	$22,927	$36,397	$12,746	$138,824	$153,887

1,050,000	3,250,000	1,000,000	400,000	50,000	150,000
(550,000)	(850,000)	(100,000)	(150,000)	—	(150,000)
5,050,000	2,650,000	450,000	200,000	950,000	950,000

5,550,000	5,050,000	1,350,000	450,000	1,000,000	950,000

29

Financial Highlights

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013		For the Period July 16, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$37.14		$25.87		$24.85
Net investment income(b)	0.00	(c)	0.04		0.03
Net realized and unrealized gain (loss) on investments	(0.77)		11.50		0.99	(d)
Total from investment operations	(0.77)		11.54		1.02
Distributions to shareholders from:
Net investment income	(0.01)		(0.27)		—
Net asset value at end of period	$36.36		$37.14		$25.87
Market price at end of period(e)	$36.34		$37.22		$25.80
Net Asset Value Total Return(f)	(2.07)%		44.98%		4.10	%(g)
Market Price Total Return(f)	(2.33)%		45.69%		3.82	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$514,450		$505,046		$14,231
Ratio to average net assets of:
Expenses	0.60	%(h)	0.60	%(i)	0.60	%(h)
Net investment income	0.03	%(h)	0.10%		0.41	%(h)
Portfolio turnover rate(j)	85%		145%		18%

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$45.42		$32.18	$27.16	$24.96	$25.61
Net investment income(b)	0.15		0.40	0.15	0.17	0.05
Net realized and unrealized gain (loss) on investments	1.04		13.25	5.03	2.18	(0.70	)(d)
Total from investment operations	1.19		13.65	5.18	2.35	(0.65)
Distributions to shareholders from:
Net investment income	(0.13)		(0.41)	(0.16)	(0.15)	—
Net asset value at end of period	$46.48		$45.42	$32.18	$27.16	$24.96
Market price at end of period(e)	$46.46		$45.52	$32.18	$27.19	$24.96
Net Asset Value Total Return(f)	2.60%		42.81%	19.17%	9.39%	(2.54	)%(k)
Market Price Total Return(f)	2.32%		43.13%	19.04%	9.51%	(2.54	)%(k)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$111,544		$102,198	$61,151	$43,450	$31,206
Ratio to average net assets of:
Expenses	0.29	%(h)	0.30%	0.29%	0.29%	0.29	%(h)
Net investment income	0.64	%(h)	1.04%	0.50%	0.61%	0.41	%(h)
Portfolio turnover rate(j)	8%		10%	8%	8%	6%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(e)	The mean between the last bid and ask prices.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	The net asset value total return from Fund Inception (July 19, 2012, the first day of trading on the Exchange) to October 31, 2012 was 3.52%. The market price total return from Fund Inception to October 31, 2012 was 3.12%.
(h)	Annualized.
(i)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(j)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(k)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was (3.37)%. The market price total return from Fund Inception to October 31, 2010 was (3.29)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Financial Highlights (continued)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$48.58		$34.23	$30.81	$27.42	$25.40
Net investment income(b)	0.13		0.28	0.34	0.33	0.09
Net realized and unrealized gain on investments	1.32		14.31	3.30	3.37	1.98
Total from investment operations	1.45		14.59	3.64	3.70	2.07
Distributions to shareholders from:
Net investment income	(0.14)		(0.24)	(0.22)	(0.31)	(0.05)
Net asset value at end of period	$49.89		$48.58	$34.23	$30.81	$27.42
Market price at end of period(c)	$49.84		$48.68	$34.14	$30.84	$27.44
Net Asset Value Total Return(d)	2.99%		42.83%	11.86%	13.53%	8.15	%(e)
Market Price Total Return(d)	2.68%		43.51%	11.45%	13.55%	8.23	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$34,925		$46,151	$29,097	$12,324	$5,485
Ratio to average net assets of:
Expenses	0.29	%(f)	0.30%	0.29%	0.29%	0.29	%(f)
Net investment income	0.55	%(f)	0.69%	1.01%	1.07%	0.61	%(f)
Portfolio turnover rate(g)	18%		23%	14%	30%	10%

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$48.28		$32.77	$33.59		$26.33	$25.76
Net investment income(b)	0.00	(h)	0.29	0.01		0.11	0.00	(h)
Net realized and unrealized gain (loss) on investments	3.98		15.47	(0.81)		7.57 (i)	0.57
Total from investment operations	3.98		15.76	(0.80)		7.68	0.57
Distributions to shareholders from:
Net investment income	(0.00	)(j)	(0.25)	(0.02)		(0.24)	—
Return of capital	—		—	(0.00	)(j)	(0.18)	—
Total distributions	(0.00	)(j)	(0.25)	(0.02)		(0.42)	—
Net asset value at end of period	$52.26		$48.28	$32.77		$33.59	$26.33
Market price at end of period(c)	$52.24		$48.42	$32.72		$33.62	$26.33
Net Asset Value Total Return(d)	8.25%		48.41%	(2.37)%		29.21%	2.21	%(k)
Market Price Total Return(d)	7.89%		49.07%	(2.61)%		29.33%	2.21	%(k)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$57,481		$48,279	$39,320		$57,106	$7,899
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%		0.29%	0.29	%(f)
Net investment income	0.02	%(f)	0.74%	0.03%		0.28%	0.02	%(f)
Portfolio turnover rate(g)	9%		38%	36%		46%	13%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 8.15%. The market price total return from Fund Inception to October 31, 2010 was 8.23%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than $0.005.
(i)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(j)	Amount represents less than $(0.005).
(k)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.89%. The market price total return from Fund Inception to October 31, 2010 was 3.05%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2013		2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$38.42		$30.41		$26.33	$25.04	$25.41
Net investment income(b)	0.53		0.88		0.60	0.57	0.24
Net realized and unrealized gain (loss) on investments	(0.05)		8.14		3.99	1.25	(0.46	)(c)
Total from investment operations	0.48		9.02		4.59	1.82	(0.22)
Distributions to shareholders from:
Net investment income	(0.56)		(1.01)		(0.51)	(0.53)	(0.15)
Capital gains	(0.03)		—		—	—	—
Total distributions	(0.59)		(1.01)		(0.51)	(0.53)	(0.15)
Net asset value at end of period	$38.31		$38.42		$30.41	$26.33	$25.04
Market price at end of period(d)	$38.30		$38.50		$30.39	$26.36	$25.02
Net Asset Value Total Return(e)	1.20%		30.26%		17.67%	7.33%	(0.84	)%(f)
Market Price Total Return(e)	0.96%		30.62%		17.46%	7.54%	(0.92	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$107,256		$97,969		$71,475	$60,557	$50,080
Ratio to average net assets of:
Expenses	0.29	%(g)(h)	0.30	%(g)	0.29%	0.29%	0.29	%(h)
Net investment income	2.76	%(h)	2.56%		2.05%	2.14%	1.90	%(h)
Portfolio turnover rate(i)	6%		24%		10%	13%	5%

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$50.90		$34.33	$30.42	$25.31	$25.30
Net investment income (loss)(b)	0.03		0.15	0.01	(0.02)	(0.01)
Net realized and unrealized gain on investments	1.79		16.56	4.22	5.20	0.02
Total from investment operations	1.82		16.71	4.23	5.18	0.01
Distributions to shareholders from:
Net investment income	(0.01)		(0.14)	(0.32)	(0.07)	—
Net asset value at end of period	$52.71		$50.90	$34.33	$30.42	$25.31
Market price at end of period(d)	$52.71		$50.99	$34.30	$30.46	$25.31
Net Asset Value Total Return(e)	3.58%		48.85%	14.01%	20.51%	0.04	%(j)
Market Price Total Return(e)	3.40%		49.25%	13.77%	20.67%	0.04	%(j)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$163,413		$178,164	$121,865	$106,481	$45,564
Ratio to average net assets of:
Expenses	0.29	%(h)	0.30%	0.29%	0.29%	0.29	%(h)
Net investment income (loss)	0.09	%(h)	0.35%	0.04%	(0.06)%	(0.08	)%(h)
Portfolio turnover rate(i)	7%		16%	23%	15%	14%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was (2.30)%. The market price total return from Fund Inception to October 31, 2010 was (2.42)%.
(g)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(j)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 0.92%. The market price total return from Fund Inception to October 31, 2010 was 1.00%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights (continued)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$42.30		$30.61	$27.05		$25.88	$25.41
Net investment income(b)	0.15		0.32	0.42	(c)	0.19	0.12	(d)
Net realized and unrealized gain on investments	2.17		11.97	3.39		1.20	0.38
Total from investment operations	2.32		12.29	3.81		1.39	0.50
Distributions to shareholders from:
Net investment income	(0.16)		(0.60)	(0.25)		(0.22)	(0.03)
Net asset value at end of period	$44.46		$42.30	$30.61		$27.05	$25.88
Market price at end of period(e)	$44.45		$42.38	$30.55		$27.07	$25.88
Net Asset Value Total Return(f)	5.48%		40.72%	14.16%		5.34%	1.95	%(g)
Market Price Total Return(f)	5.26%		41.27%	13.85%		5.42%	1.95	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,369		$74,027	$18,363		$25,698	$21,994
Ratio to average net assets of:
Expenses	0.29	%(h)	0.30%	0.29%		0.29%	0.29	%(h)
Net investment income	0.70	%(h)	0.88%	1.44	%(c)	0.63%	0.95	%(d)(h)
Portfolio turnover rate(i)	5%		30%	9%		9%	11%

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$41.59		$29.62	$27.80	$26.39	$25.53
Net investment income(b)	0.06		0.08	0.22	0.01	0.06	(j)
Net realized and unrealized gain on investments	1.64		12.21	1.62	1.46 (k)	0.80
Total from investment operations	1.70		12.29	1.84	1.47	0.86
Distributions to shareholders from:
Net investment income	(0.09)		(0.32)	(0.02)	(0.05)	—
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.09)		(0.32)	(0.02)	(0.06)	—
Net asset value at end of period	$43.20		$41.59	$29.62	$27.80	$26.39
Market price at end of period(e)	$43.19		$41.67	$29.59	$27.80	$26.38
Net Asset Value Total Return(f)	4.08%		41.86%	6.61%	5.56%	3.37	%(l)
Market Price Total Return(f)	3.85%		42.28%	6.50%	5.60%	3.33	%(l)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$239,784		$210,018	$78,506	$80,620	$35,626
Ratio to average net assets of:
Expenses	0.29	%(h)	0.29%	0.29%	0.29%	0.29	%(h)
Net investment income	0.28	%(h)	0.23%	0.74%	0.02%	0.48	%(h)(j)
Portfolio turnover rate(i)	4%		17%	14%	9%	10%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $10.50 per share owned of Kaydon Corp. on March 27, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.26 and 0.88%, respectively.
(d)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $1 per share owned of Heartland Express, Inc. on October 5, 2010. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.09 and 0.68%, respectively.
(e)	The mean between the last bid and ask price.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.24%. The market price total return from Fund Inception to October 31, 2010 was 2.28%.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(j)	Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.25 per share owned of Anixter International, Inc. on October 28, 2010. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are less than $(0.005) and (0.005)%, respectively.
(k)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(l)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 3.33%. The market price total return from Fund Inception to October 31, 2010 was 3.33%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights (continued)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012	2011
Per Share Operating Performance:
Net asset value at beginning of period	$40.34		$30.23	$25.92	$26.22		$25.60
Net investment income(b)	0.14		0.32	0.19	0.16		0.10
Net realized and unrealized gain (loss) on investments	3.81		10.18	4.26	(0.20	)(c)	0.60	(c)
Total from investment operations	3.95		10.50	4.45	(0.04)		0.70
Distributions to shareholders from:
Net investment income	(0.12)		(0.39)	(0.14)	(0.26)		(0.08)
Net asset value at end of period	$44.17		$40.34	$30.23	$25.92		$26.22
Market price at end of period(d)	$44.26		$40.42	$30.22	$25.89		$26.22
Net Asset Value Total Return(e)	9.80%		35.00%	17.24%	(0.21)%		2.79	%(f)
Market Price Total Return(e)	9.81%		35.31%	17.34%	(0.33)%		2.79	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$59,636		$18,154	$6,045	$6,481		$2,622
Ratio to average net assets of:
Expenses	0.29	%(g)	0.30%	0.29%	0.31%		0.29	%(g)
Net investment income	0.66	%(g)	0.91%	0.68%	0.63%		0.70	%(g)
Portfolio turnover rate(h)	6%		15%	14%	17%		28%

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period April 5, 2010(a) Through October 31, 2010
			2013	2012		2011
Per Share Operating Performance:
Net asset value at beginning of period	$34.29		$31.10	$30.03		$27.50	$25.30
Net investment income(b)	0.50		1.00	1.13	(i)	0.91	0.40
Net realized and unrealized gain on investments	1.46		3.53	0.84		2.54	2.03
Total from investment operations	1.96		4.53	1.97		3.45	2.43
Distributions to shareholders from:
Net investment income	(0.53)		(1.34)	(0.90)		(0.92)	(0.23)
Net asset value at end of period	$35.72		$34.29	$31.10		$30.03	$27.50
Market price at end of period(d)	$35.74		$34.34	$31.07		$30.02	$27.49
Net Asset Value Total Return(e)	5.74%		15.06%	6.66%		12.76%	9.70	%(j)
Market Price Total Return(e)	5.65%		15.34%	6.59%		12.77%	9.66	%(j)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,717		$32,573	$29,541		$46,548	$38,500
Ratio to average net assets of:
Expenses	0.29	%(g)	0.30%	0.29%		0.29%	0.29	%(g)
Net investment income	2.91	%(g)	3.10%	3.70	%(i)	3.16%	3.14	%(g)
Portfolio turnover rate(h)	14%		17%	6%		8%	8%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask price.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 2.23%. The market price total return from Fund Inception to October 31, 2010 was 2.23%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Neutral Tandem, Inc. on October 31, 2012. Net investment income per share and the ratio of net investment income to average net excluding the special dividends are $0.97 and 3.17%, respectively.
(j)	The net asset value total return from Fund Inception (April 7, 2010, the first day of trading on the Exchange) to October 31, 2010 was 9.05%. The market price total return from Fund Inception to October 31, 2010 was 9.01%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA SmallCap Momentum Portfolio (DWAS)	“DWA SmallCap Momentum Portfolio”
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	“S&P SmallCap Consumer Discretionary Portfolio”
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	“S&P SmallCap Consumer Staples Portfolio”
PowerShares S&P SmallCap Energy Portfolio (PSCE)	“S&P SmallCap Energy Portfolio”
PowerShares S&P SmallCap Financials Portfolio (PSCF)	“S&P SmallCap Financials Portfolio”
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	“S&P SmallCap Health Care Portfolio”
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	“S&P SmallCap Industrials Portfolio”
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	“S&P SmallCap Information Technology Portfolio”
PowerShares S&P SmallCap Materials Portfolio (PSCM)	“S&P SmallCap Materials Portfolio”
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	“S&P SmallCap Utilities Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of the DWA SmallCap Momentum Portfolio, which are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA SmallCap Momentum Portfolio	Dorsey Wright SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy Portfolio	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials Portfolio	S&P SmallCap 600® Capped Financials Index
S&P SmallCap Health Care Portfolio	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials Portfolio	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology Portfolio	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials Portfolio	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities Portfolio	S&P SmallCap 600® Capped Utilities & Telecommunication Services Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

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A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

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Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

DWA SmallCap Momentum Portfolio, S&P SmallCap Consumer Discretionary Portfolio and S&P SmallCap Consumer Staples Portfolio may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of each Fund to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for DWA SmallCap Momentum Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.29% of each Fund’s average daily net assets. DWA SmallCap Momentum Portfolio has agreed to pay the Adviser an annual unitary fee of 0.60% of its average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

DWA SmallCap Momentum Portfolio	$168
S&P SmallCap Consumer Discretionary Portfolio	64
S&P SmallCap Consumer Staples Portfolio	17
S&P SmallCap Energy Portfolio	7
S&P SmallCap Financials Portfolio	30
S&P SmallCap Health Care Portfolio	47
S&P SmallCap Industrials Portfolio	346
S&P SmallCap Information Technology Portfolio	17
S&P SmallCap Materials Portfolio	3
S&P SmallCap Utilities Portfolio	8

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities. (each, a “Licensor”):

Fund	Licensor
DWA SmallCap Momentum Portfolio	Dorsey Wright & Associates, Inc.
S&P SmallCap Consumer Discretionary Portfolio	Standard & Poor’s
S&P SmallCap Consumer Staples Portfolio	Standard & Poor’s
S&P SmallCap Energy Portfolio	Standard & Poor’s
S&P SmallCap Financials Portfolio	Standard & Poor’s
S&P SmallCap Health Care Portfolio	Standard & Poor’s
S&P SmallCap Industrials Portfolio	Standard & Poor’s
S&P SmallCap Information Technology Portfolio	Standard & Poor’s
S&P SmallCap Materials Portfolio	Standard & Poor’s
S&P SmallCap Utilities Portfolio	Standard & Poor’s

Each Underlying Index name trademark is owned by the respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The following Funds had capital loss carryforwards as of October 31, 2013, which expire as follows:

			Post-effective no expiration
	2018	2019	Short-term	Long-term	Total*	Utilized
DWA SmallCap Momentum Portfolio	$—	$—	$6,208,235	$—	$6,208,235	$—
S&P SmallCap Consumer Discretionary Portfolio	37,390	202,033	40,440	320,284	600,147	—
S&P SmallCap Consumer Staples Portfolio	22,594	27,517	—	7,518	57,629	198,111
S&P SmallCap Energy Portfolio	—	2,406,357	1,041,996	3,020,709	6,469,062	—
S&P SmallCap Financials Portfolio	—	—	—	—	—	27,472
S&P SmallCap Health Care Portfolio	—	—	—	90,854	90,854	446,651
S&P SmallCap Industrials Portfolio	—	74,295	—	—	74,295	272,521
S&P SmallCap Information Technology Portfolio	—	567,102	—	—	567,102	1,839,322
S&P SmallCap Materials Portfolio	—	82,457	13,556	80,587	176,600	—
S&P SmallCap Utilities Portfolio	—	122,619	115,395	495,638	733,652	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required be the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
DWA SmallCap Momentum Portfolio	$505,140,644	$505,052,354
S&P SmallCap Consumer Discretionary Portfolio	8,541,616	8,749,978
S&P SmallCap Consumer Staples Portfolio	8,325,882	9,104,669
S&P SmallCap Energy Portfolio	4,741,522	4,603,381
S&P SmallCap Financials Portfolio	6,134,762	7,125,814
S&P SmallCap Health Care Portfolio	13,550,452	12,569,984
S&P SmallCap Industrials Portfolio	5,034,536	6,487,992
S&P SmallCap Information Technology Portfolio	10,311,479	12,496,282
S&P SmallCap Materials Portfolio	2,472,369	2,059,962
S&P SmallCap Utilities Portfolio	4,887,478	4,918,356

For the six-month period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA SmallCap Momentum Portfolio	$192,043,481	$159,541,527
S&P SmallCap Consumer Discretionary Portfolio	30,889,824	22,957,747
S&P SmallCap Consumer Staples Portfolio	26,891,216	37,915,421
S&P SmallCap Energy Portfolio	14,942,774	9,286,461
S&P SmallCap Financials Portfolio	15,554,450	4,923,164
S&P SmallCap Health Care Portfolio	60,953,000	82,716,256
S&P SmallCap Industrials Portfolio	44,536,056	7,296,860
S&P SmallCap Information Technology Portfolio	46,803,078	24,195,502
S&P SmallCap Materials Portfolio	43,974,979	4,623,348
S&P SmallCap Utilities Portfolio	1,752,835	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

40

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA SmallCap Momentum Portfolio	$553,147,835	$10,100,797	$43,300,387	$(33,199,590)
S&P SmallCap Consumer Discretionary Portfolio	101,252,405	18,084,513	22,318,806	(4,234,293)
S&P SmallCap Consumer Staples Portfolio	35,918,217	(98,682)	1,752,966	(1,851,648)
S&P SmallCap Energy Portfolio	53,290,152	4,203,066	8,279,084	(4,076,018)
S&P SmallCap Financials Portfolio	86,584,527	20,560,718	23,011,708	(2,450,990)
S&P SmallCap Health Care Portfolio	156,047,374	7,390,620	21,998,950	(14,608,330)
S&P SmallCap Industrials Portfolio	99,715,493	13,669,385	15,902,726	(2,233,341)
S&P SmallCap Information Technology Portfolio	213,134,770	26,688,403	36,534,839	(9,846,436)
S&P SmallCap Materials Portfolio	56,954,921	2,832,408	4,137,288	(1,304,880)
S&P SmallCap Utilities Portfolio	28,728,361	6,980,359	7,517,601	(537,242)

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 8. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 9. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

41

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

In addition to the fees and expenses which the PowerShares SmallCap Financials Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA SmallCap Momentum Portfolio (DWAS)
Actual	$1,000.00	$979.32	0.60%	$2.94
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Actual	1,000.00	1,026.00	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
Actual	1,000.00	1,029.93	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Energy Portfolio (PSCE)
Actual	1,000.00	1,082.46	0.29	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

42

Fees and Expenses (continued)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P SmallCap Financials Portfolio (PSCF)
Actual	$1,000.00	$1,011.96	0.29%	$1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Health Care Portfolio (PSCH)
Actual	1,000.00	1,035.80	0.29	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Industrials Portfolio (PSCI)
Actual	1,000.00	1,054.81	0.29	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
Actual	1,000.00	1,040.77	0.29	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Materials Portfolio (PSCM)
Actual	1,000.00	1,098.02	0.29	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Utilities Portfolio (PSCU)
Actual	1,000.00	1,057.42	0.29	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

43

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.

Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

44

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

45

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

46

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

47

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

48

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(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-SCS-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2014

2014 Semi-Annual Report to Shareholders

KBWB	PowerShares KBW Bank Portfolio

KBWC	PowerShares KBW Capital Markets Portfolio

KBWD	PowerShares KBW High Dividend Yield Financial Portfolio

KBWI	PowerShares KBW Insurance Portfolio

KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio

KBWP	PowerShares KBW Property & Casualty Insurance Portfolio

KBWR	PowerShares KBW Regional Banking Portfolio

NYCC	PowerShares NYSE Century Portfolio

2

Portfolio Composition

PowerShares KBW Bank Portfolio (KBWB)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Diversified Banks	43.1
Regional Banks	41.9
Asset Management & Custody Banks	7.4
Consumer Finance	3.9
Thrifts & Mortgage Finance	3.7
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—7.4%
158,668	Bank of New York Mellon Corp. (The)	$5,374,085
46,757	Northern Trust Corp.	2,817,109
64,740	State Street Corp.	4,179,615

		12,370,809

	Consumer Finance—3.9%
88,069	Capital One Financial Corp.	6,508,299

	Diversified Banks—43.1%
879,147	Bank of America Corp.	13,310,286
278,490	Citigroup, Inc.	13,342,456
151,886	Comerica, Inc.	7,326,981
238,927	JPMorgan Chase & Co.	13,375,133
263,796	U.S. Bancorp	10,757,601
280,136	Wells Fargo & Co.	13,905,951

		72,018,408

	Regional Banks—41.9%
168,533	BB&T Corp.	6,291,337
71,216	Commerce Bancshares, Inc.	3,096,472
44,291	Cullen/Frost Bankers, Inc.	3,384,275
330,078	Fifth Third Bancorp	6,802,908
170,074	First Niagara Financial Group, Inc.	1,517,060
713,388	Huntington Bancshares, Inc.	6,534,634
505,805	KeyCorp	6,899,180
60,015	M&T Bank Corp.	7,322,430
81,492	PNC Financial Services Group, Inc. (The)	6,848,588
669,918	Regions Financial Corp.	6,792,968
212,927	SunTrust Banks, Inc.	8,146,587
218,477	Zions Bancorp.	6,318,355

		69,954,794

Number of Shares		Value
	Common Stocks (continued)
	Thrifts & Mortgage Finance—3.7%
272,221	New York Community Bancorp, Inc.	$4,194,925
136,985	People’s United Financial, Inc.	1,956,146

		6,151,071

	Total Investments (Cost $164,867,614)—100.0%	167,003,381
	Other assets less liabilities—0.0%	23,622

	Net Assets—100.0%	$167,027,003

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Portfolio Composition

PowerShares KBW Capital Markets Portfolio (KBWC)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Investment Banking & Brokerage	42.5
Asset Management & Custody Banks	40.9
Specialized Finance	16.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—40.9%
2,571	BlackRock, Inc.	$773,871
7,156	Eaton Vance Corp.	258,117
7,434	Franklin Resources, Inc.	389,170
10,788	Invesco Ltd.(b)	379,845
26,502	Janus Capital Group, Inc.	321,469
6,620	Legg Mason, Inc.	310,412
12,105	SEI Investments Co.	391,960
10,905	State Street Corp.	704,027
4,435	T. Rowe Price Group, Inc.	364,247

		3,893,118

	Investment Banking & Brokerage—42.5%
29,394	Charles Schwab Corp. (The)	780,411
4,263	Goldman Sachs Group, Inc. (The)	681,313
2,226	Greenhill & Co., Inc.	111,634
9,204	Investment Technology Group, Inc.(c)	189,971
12,349	KCG Holdings, Inc., Class A(c)	122,872
9,577	Lazard Ltd., Class A	450,598
28,966	Morgan Stanley	895,918
2,269	Piper Jaffray Cos.(c)	99,518
6,642	Raymond James Financial, Inc.	330,107
11,933	TD Ameritrade Holding Corp.	380,663

		4,043,005

	Specialized Finance—16.6%
6,984	CBOE Holdings, Inc.	372,666
4,435	CME Group, Inc.	312,180
9,247	Interactive Brokers Group, Inc., Class A	221,004
1,864	IntercontinentalExchange Group, Inc.	381,076
7,777	NASDAQ OMX Group, Inc. (The)	286,971

		1,573,897

	Total Common Stocks (Cost $8,967,237)	9,510,020

Number of Shares		Value
	Money Market Fund—0.0%
2,943	Invesco Premier Portfolio—Institutional Class(d) (Cost $2,943)	$2,943

	Total Investments (Cost $8,970,180)—100.0%	9,512,963
	Other assets less liabilities—0.0%	3,153

	Net Assets—100.0%	$9,516,116

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Mortgage REITs	38.8
Asset Management & Custody Banks	27.0
Thrifts & Mortgage Finance	8.4
Regional Banks	8.1
Investment Banking & Brokerage	5.2
Property & Casualty Insurance	4.1
Hotel & Resort REITs	2.8
Trading Companies & Distributors	2.3
Residential REITs	2.2
Insurance Brokers	1.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—27.0%
1,106,271	Apollo Investment Corp.	$8,839,105
491,676	Ares Capital Corp.	8,442,077
213,060	Blackstone Group LP (The)	6,291,662
122,919	Federated Investors, Inc., Class B	3,508,108
516,260	Hercules Technology Growth Capital, Inc.	7,062,437
811,265	Medley Capital Corp.	10,578,896
893,211	PennantPark Investment Corp.	9,557,358
680,152	THL Credit, Inc.	9,134,441
81,946	Triangle Capital Corp.	2,136,332

		65,550,416

	Hotel & Resort REITs—2.8%
229,449	Hospitality Properties Trust REIT	6,894,942

	Insurance Brokers—1.1%
57,362	Arthur J. Gallagher & Co.	2,582,437

	Investment Banking & Brokerage—5.2%
1,065,298	BGC Partners, Inc., Class A	7,638,187
1,343,914	GFI Group, Inc.	4,999,360

		12,637,547

	Mortgage REITs—38.8%
508,065	American Capital Agency Corp. REIT	11,538,156
925,990	Annaly Capital Management, Inc. REIT	10,695,185
1,163,633	Anworth Mortgage Asset Corp. REIT	6,283,618
794,876	Capstead Mortgage Corp. REIT	10,158,515

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mortgage REITs (continued)
278,616	Colony Financial, Inc. REIT	$6,059,898
516,260	Hatteras Financial Corp. REIT	10,103,208
680,152	Invesco Mortgage Capital, Inc. REIT(b)	11,338,134
1,286,552	MFA Financial, Inc. REIT	10,202,358
409,730	PennyMac Mortgage Investment Trust REIT	9,604,071
335,979	Starwood Property Trust, Inc. REIT	8,080,295

		94,063,438

	Property & Casualty Insurance—4.1%
114,724	Mercury General Corp.	5,490,690
81,946	Safety Insurance Group, Inc.	4,401,320

		9,892,010

	Regional Banks—8.1%
49,168	Bank of Hawaii Corp.	2,712,599
65,557	City Holding Co.	2,818,295
278,616	F.N.B. Corp.	3,465,983
49,168	Park National Corp.	3,565,663
147,503	Trustmark Corp.	3,373,394
131,114	United Bankshares, Inc.	3,835,085

		19,771,019

	Residential REITs—2.2%
114,724	Sun Communities, Inc. REIT	5,227,973

	Thrifts & Mortgage Finance—8.4%
180,281	Dime Community Bancshares, Inc.	2,938,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thrifts & Mortgage Finance (continued)
376,952	New York Community Bancorp, Inc.	$5,808,831
245,838	Northwest Bancshares, Inc.	3,267,187
270,422	Oritani Financial Corp.	4,010,358
311,395	People’s United Financial, Inc.	4,446,721

		20,471,677

	Trading Companies & Distributors—2.3%
139,308	Textainer Group Holdings Ltd.	5,474,804

	Total Common Stocks and Other Equity Interests (Cost $241,246,444)	242,566,263

	Money Market Fund—0.7%
1,738,984	Invesco Premier Portfolio—Institutional Class(c) (Cost $1,738,984)	1,738,984

	Total Investments (Cost $242,985,428)—100.7%	244,305,247
	Other assets less liabilities—(0.7)%	(1,740,896)

	Net Assets—100.0%	$242,564,351

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are subsidiaries of Invesco Ltd. and therefore, are considered to be affiliated. See Note 4.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares KBW Insurance Portfolio (KBWI)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Property & Casualty Insurance	35.1
Life & Health Insurance	32.1
Insurance Brokers	11.9
Multi-line Insurance	10.2
Asset Management & Custody Banks	4.3
Thrifts & Mortgage Finance	3.9
Reinsurance	2.5
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—4.3%
3,769	Ameriprise Financial, Inc.	$420,734

	Insurance Brokers—11.9%
4,569	Aon PLC	387,817
15,557	Marsh & McLennan Cos., Inc.	767,115

		1,154,932

	Life & Health Insurance—32.1%
11,962	Aflac, Inc.	750,257
7,844	Lincoln National Corp.	380,512
13,243	MetLife, Inc.	693,271
8,717	Principal Financial Group, Inc.	408,304
7,029	Prudential Financial, Inc.	567,100
9,459	Unum Group	314,228

		3,113,672

	Multi-line Insurance—10.2%
3,725	Assurant, Inc.	251,102
21,319	Genworth Financial, Inc., Class A(b)	380,544
9,939	Hartford Financial Services Group, Inc. (The)	356,512

		988,158

	Property & Casualty Insurance—35.1%
6,796	Allstate Corp. (The)	387,032
902	Arch Capital Group Ltd.(b)	51,703
6,025	Axis Capital Holdings Ltd.	275,644
4,453	Chubb Corp. (The)	410,032
5,748	Cincinnati Financial Corp.	280,157
12,020	Fidelity National Financial, Inc., Class A	386,804
16,692	MBIA, Inc.(b)	202,307
9,765	Progressive Corp. (The)	236,801
9,284	Travelers Cos., Inc. (The)	840,945

Number of Shares		Value
	Common Stocks (continued)
	Property & Casualty Insurance (continued)
10,696	XL Group PLC (Ireland)	$335,320

		3,406,745

	Reinsurance—2.5%
1,543	Everest Re Group Ltd.	243,840

	Thrifts & Mortgage Finance—3.9%
44,603	MGIC Investment Corp.(b)	383,586

	Total Investments (Cost $8,904,881)—100.0%	9,711,667
	Other assets less liabilities—0.0%	2,272

	Net Assets—100.0%	$9,713,939

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Portfolio Composition

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Retail	25.6
Health Care	23.7
Diversified	21.1
Office	16.2
Hotel & Resort	7.5
Residential	3.5
Industrial	1.1
Specialized	1.3
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts—100.0%
	Diversified—21.1%
190,969	First Potomac Realty Trust	$2,488,326
261,373	Lexington Realty Trust	2,812,373
70,403	Liberty Property Trust	2,640,113
143,447	One Liberty Properties, Inc.	3,174,482
107,365	Washington Real Estate Investment Trust	2,626,148
246,412	Winthrop Realty Trust	3,425,127

		17,166,569

	Health Care—23.7%
45,762	Health Care REIT, Inc.	2,887,125
105,605	Healthcare Realty Trust, Inc.	2,655,966
266,653	Medical Properties Trust, Inc.	3,599,815
90,644	OMEGA Healthcare Investors, Inc.	3,152,598
15,841	Sabra Health Care REIT, Inc.	474,755
158,408	Senior Housing Properties Trust	3,717,836
67,763	Universal Health Realty Income Trust	2,875,184

		19,363,279

	Hotel & Resort—7.5%
121,446	Hospitality Properties Trust	3,649,452
274,573	Summit Hotel Properties, Inc.	2,487,632

		6,137,084

	Industrial—1.1%
38,722	STAG Industrial, Inc.	911,128

	Office—16.2%
144,327	Brandywine Realty Trust	2,099,958
84,484	Corporate Office Properties Trust	2,259,947
143,447	Government Properties Income Trust	3,650,726
60,723	Highwoods Properties, Inc.	2,450,173
132,887	Mack-Cali Realty Corp.	2,706,908

		13,167,712

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Residential—3.5%
63,363	Sun Communities, Inc.	$2,887,452

	Retail—25.6%
93,285	Agree Realty Corp.	2,786,423
163,688	CBL & Associates Properties, Inc.	2,974,211
219,131	Excel Trust, Inc.	2,765,433
92,405	Inland Real Estate Corp.	965,632
336,177	Kite Realty Group Trust	2,084,298
68,643	National Retail Properties, Inc.	2,342,786
125,846	Pennsylvania Real Estate Investment Trust	2,082,751
140,807	Ramco-Gershenson Properties Trust	2,320,499
124,086	Urstadt Biddle Properties, Inc., Class A	2,532,595

		20,854,628

	Specialized—1.3%
19,361	EPR Properties	1,037,943

	Total Real Estate Investment Trusts Common Stocks and Other Equity Interests (Cost $84,038,861)	81,525,795

	Money Market Fund—0.2%
167,443	Invesco Premier Portfolio—Institutional Class(b) (Cost $167,443)	167,443

	Total Investments (Cost $84,206,304)—100.2%	81,693,238
	Other assets less liabilities—(0.2)%	(168,398)

	Net Assets—100.0%	$81,524,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY) (continued)

April 30, 2014

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Portfolio Composition

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Property & Casualty Insurance	65.8
Reinsurance	22.4
Multi-line Insurance	11.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—11.8%
8,165	American Financial Group, Inc.	$477,081
7,993	HCC Insurance Holdings, Inc.	367,198
7,366	Kemper Corp.	290,294

		1,134,573

	Property & Casualty Insurance—65.8%
3,540	Allied World Assurance Co. Holdings AG	381,223
15,187	Allstate Corp. (The)	864,900
8,507	Arch Capital Group Ltd.(b)	487,621
8,736	Aspen Insurance Holdings Ltd.	399,934
9,535	Axis Capital Holdings Ltd.	436,226
7,651	Chubb Corp. (The)	704,504
5,652	Hanover Insurance Group, Inc. (The)	330,359
4,567	Mercury General Corp.	218,577
7,936	ProAssurance Corp.	360,453
28,034	Progressive Corp. (The)	679,825
1,656	RLI Corp.	71,307
10,049	Selective Insurance Group, Inc.	230,524
8,279	Travelers Cos., Inc. (The)	749,912
8,964	W.R. Berkley Corp.	396,567

		6,311,932

	Reinsurance—22.4%
7,708	Endurance Specialty Holdings Ltd.	391,721
2,512	Everest Re Group Ltd.	396,971
8,507	Montpelier Re Holdings Ltd. (Bermuda)	260,144
2,855	PartnerRe Ltd.	300,917
4,339	Platinum Underwriters Holdings Ltd.	272,099
2,797	RenaissanceRe Holdings Ltd.	283,084
6,509	Validus Holdings Ltd.	241,289

		2,146,225

	Total Common Stocks (Cost $8,836,631)	9,592,730

Number of Shares		Value
	Money Market Fund—0.0%
3,515	Invesco Premier Portfolio—Institutional Class(c) (Cost $3,515)	$3,515

	Total Investments (Cost $8,840,146)—100.0%	9,596,245
	Other assets less liabilities—(0.0)%	(3,385)

	Net Assets—100.0%	$9,592,860

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Portfolio Composition

PowerShares KBW Regional Banking Portfolio (KBWR)

Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Regional Banks	94.9
Thrifts & Mortgage Finance	5.1
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Regional Banks—94.9%
46,710	Associated Banc-Corp.	$819,761
48,209	BancorpSouth, Inc.	1,126,162
10,991	Bank of Hawaii Corp.	606,373
7,494	BOK Financial Corp.	490,258
60,199	Boston Private Financial Holdings, Inc.	753,090
33,971	Cathay General Bancorp	801,716
13,489	City Holding Co.	579,892
9,992	City National Corp.	725,119
36,969	Columbia Banking System, Inc.	917,571
18,734	Community Bank System, Inc.	696,717
51,956	CVB Financial Corp.	751,284
22,481	East West Bancorp, Inc.	775,819
77,684	F.N.B. Corp.	966,389
66,194	First Commonwealth Financial Corp.	568,606
36,719	First Financial Bancorp	594,481
14,738	First Financial Bankshares, Inc.	870,279
72,439	First Horizon National Corp.	832,324
53,705	First Midwest Bancorp, Inc.	879,151
26,478	First Republic Bank	1,344,023
50,957	FirstMerit Corp.	988,056
46,710	Fulton Financial Corp.	569,395
31,224	Glacier Bancorp, Inc.	801,208
15,737	Hancock Holding Co.	530,809
6,495	IBERIABANK Corp.	408,536
29,975	MB Financial, Inc.	804,529
63,197	National Penn Bancshares, Inc.	617,435
62,264	Old National Bancorp	879,168
50,928	PacWest Bancorp	2,005,035
6,495	Park National Corp.	471,017
22,481	Pinnacle Financial Partners, Inc.	777,168
28,226	PrivateBancorp, Inc.	778,191
14,488	Prosperity Bancshares, Inc.	854,792
20,483	S&T Bancorp, Inc.	476,435
9,742	Signature Bank(b)	1,157,544
98,417	Susquehanna Bancshares, Inc.	1,019,600
11,990	SVB Financial Group(b)	1,279,213
272,769	Synovus Financial Corp.	875,589

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
32,722	TCF Financial Corp.	$513,735
22,731	Texas Capital Bancshares, Inc.(b)	1,277,255
22,981	Trustmark Corp.	525,575
9,742	UMB Financial Corp.	571,953
73,837	Umpqua Holdings Corp.	1,227,909
28,476	United Bankshares, Inc.	832,923
51,706	Valley National Bancorp	518,094
36,469	Webster Financial Corp.	1,099,176
9,992	Westamerica Bancorp.	507,793
24,229	Wintrust Financial Corp.	1,085,944

		38,553,092

	Thrifts & Mortgage Finance—5.1%
65,195	Brookline Bancorp, Inc.	591,971
41,964	Provident Financial Services, Inc.	729,334
34,221	Washington Federal, Inc.	738,489

		2,059,794

	Total Common Stocks (Cost $41,685,687)	40,612,886

	Money Market Fund—0.0%
9,222	Invesco Premier Portfolio—Institutional Class(c) (Cost $9,222)	9,222

	Total Investments (Cost $41,694,909)—100.0%	40,622,108
	Other assets less liabilities—0.0%	14,313

	Net Assets—100.0%	$40,636,421

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Portfolio Composition

PowerShares NYSE Century Portfolio (NYCC)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	22.4
Industrials	19.8
Utilities	11.8
Consumer Staples	11.4
Consumer Discretionary	11.1
Materials	9.8
Health Care	5.4
Energy	4.3
Information Technology	3.2
Telecommunication Services	0.8
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares NYSE Century Portfolio (NYCC)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—11.1%
303	Abercrombie & Fitch Co., Class A	$11,138
366	Brown Shoe Co., Inc.	8,634
222	Brunswick Corp.	8,922
145	Carter’s, Inc.	10,681
129	Conn’s, Inc.(b)	5,706
441	Cooper Tire & Rubber Co.	11,091
522	Dana Holding Corp.	11,051
246	Foot Locker, Inc.	11,446
661	Ford Motor Co.	10,675
346	Gannett Co., Inc.	9,401
246	General Motors Co	8,482
429	Goodyear Tire & Rubber Co. (The)	10,811
15	Graham Holdings Co., Class B	10,068
147	Hanesbrands, Inc.	12,067
147	Harley-Davidson, Inc.	10,869
582	Houghton Mifflin Harcourt Co.(b)	11,890
582	Interpublic Group of Cos., Inc. (The)	10,138
1,123	J.C. Penney Co., Inc.(b)	9,568
186	John Wiley & Sons, Inc., Class A	10,688
201	Johnson Controls, Inc.	9,073
183	Jos. A. Bank Clothiers, Inc.(b)	11,813
195	Lamar Advertising Co., Class A(b)	9,734
65	Lands’ End, Inc.(b)	1,797
327	Leggett & Platt, Inc.	10,745
192	Macy’s, Inc.	11,027

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
183	Madison Square Garden Co. (The), Class A(b)	$9,992
240	Matthews International Corp., Class A	9,684
444	Media General, Inc.(b)	6,802
195	Meredith Corp.	8,594
657	New York Times Co. (The), Class A	10,565
315	Newell Rubbermaid, Inc.	9,485
165	Nordstrom, Inc.	10,111
78	PVH Corp.	9,795
120	Scripps Networks Interactive, Inc., Class A	9,008
219	Sears Holdings Corp.(b)	9,594
561	Service Corp. International	10,530
213	Sotheby’s	8,959
168	Target Corp.	10,374
111	Tiffany & Co.	9,711
136	TRW Automotive Holdings Corp.(b)	10,928
165	VF Corp.	10,080
65	Whirlpool Corp.	9,970
303	Wolverine World Wide, Inc.	8,514

		420,211

	Consumer Staples—11.4%
264	Altria Group, Inc.	10,589
231	Archer-Daniels-Midland Co.	10,102
585	Avon Products, Inc.	8,939
135	Brown-Forman Corp., Class B	12,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
123	Bunge Ltd.	$9,797
234	Campbell Soup Co.	10,645
153	Church & Dwight Co., Inc.	10,559
108	Clorox Co. (The)	9,796
249	Coca-Cola Co. (The)	10,157
231	Coca-Cola Enterprises, Inc.	10,497
156	Colgate-Palmolive Co.	10,499
303	ConAgra Foods, Inc.	9,245
654	Coty, Inc., Class A	10,497
141	CVS Caremark Corp.	10,253
486	Darling International, Inc.(b)	9,725
207	Dr Pepper Snapple Group, Inc.	11,472
357	Fresh Del Monte Produce, Inc.	10,314
204	General Mills, Inc.	10,816
105	Hershey Co. (The)	10,105
225	Hormel Foods Corp.	10,730
150	Ingredion, Inc.	10,567
99	J.M. Smucker Co. (The)	9,571
170	Kellogg Co.	11,361
99	Kimberly-Clark Corp.	11,113
255	Kroger Co. (The)	11,740
201	Lorillard, Inc.	11,943
147	McCormick & Co., Inc.	10,466
123	Mead Johnson Nutrition Co.	10,856
181	Molson Coors Brewing Co., Class B	10,855
291	Mondelez International, Inc., Class A	10,374
123	PepsiCo, Inc.	10,564
117	Philip Morris International, Inc.	9,995
123	Procter & Gamble Co. (The)	10,154
204	Reynolds American, Inc.	11,512
351	Snyders-Lance, Inc.	9,323
144	Spectrum Brands Holdings, Inc.	11,063
315	Tootsie Roll Industries, Inc.	8,880
147	TreeHouse Foods, Inc.(b)	11,001
615	Vector Group Ltd.	13,099
177	Walgreen Co.	12,018
198	Weis Markets, Inc.	9,126

		432,430

	Energy—4.3%
144	Buckeye Partners LP	10,974
171	Cameron International Corp.(b)	11,108
81	Chevron Corp.	10,167
264	CONSOL Energy, Inc.	11,751
237	CVR Energy, Inc.	11,648
114	EQT Corp.	12,425
102	Exxon Mobil Corp.	10,446
195	FMC Technologies, Inc.(b)	11,056
285	Marathon Oil Corp.	10,303
130	National Oilwell Varco, Inc.	10,209
171	ONEOK, Inc.	10,811
525	Peabody Energy Corp.	9,980
396	Regency Energy Partners LP	10,787
123	SM Energy Co.	9,118
264	Williams Cos., Inc. (The)	11,133

		161,916

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—22.4%
246	Alexander & Baldwin, Inc.	$9,178
114	American Express Co.	9,967
177	American Financial Group, Inc.	10,342
93	American National Insurance Co.	10,454
90	Ameriprise Financial, Inc.	10,047
153	Assurant, Inc.	10,314
723	Astoria Financial Corp.	9,587
399	BancorpSouth, Inc.	9,321
645	Bank of America Corp.	9,765
171	Bank of Hawaii Corp.	9,434
294	Bank of New York Mellon Corp. (The)	9,958
177	Bank of the Ozarks, Inc.	10,602
273	BB&T Corp.	10,191
87	Berkshire Hathaway, Inc., Class B(b)	11,210
153	BOK Financial Corp.	10,009
837	Capitol Federal Financial, Inc.	10,078
387	CBRE Group, Inc., Class A(b)	10,310
105	Chubb Corp. (The)	9,668
198	CIT Group, Inc.	8,524
195	Citigroup, Inc.	9,342
129	CME Group, Inc.	9,080
246	CNA Financial Corp.	10,074
213	Comerica, Inc.	10,275
225	Commerce Bancshares, Inc.	9,783
138	Cullen/Frost Bankers, Inc.	10,545
310	Fidelity National Financial, Inc., Class A	9,976
483	Fifth Third Bancorp	9,955
363	First American Financial Corp.	9,656
46	First Citizens BancShares, Inc., Class A	10,345
153	First Financial Bankshares, Inc.	9,035
870	First Horizon National Corp.	9,996
960	First Niagara Financial Group, Inc.	8,563
453	FirstMerit Corp.	8,784
652	Genworth Financial, Inc., Class A(b)	11,638
59	Goldman Sachs Group, Inc. (The)	9,429
276	Hancock Holding Co.	9,309
171	Hanover Insurance Group, Inc. (The)	9,995
279	Hartford Financial Services Group, Inc. (The)	10,008
1,080	Hudson City Bancorp, Inc.	10,757
1,053	Huntington Bancshares, Inc.	9,645
159	IBERIABANK Corp.	10,001
45	IntercontinentalExchange Group, Inc.	9,200
174	JPMorgan Chase & Co.	9,741
756	KeyCorp	10,312
420	KKR & Co. LP	9,538
225	Lazard Ltd., Class A	10,586
231	Legg Mason, Inc.	10,832
360	Leucadia National Corp.	9,187
195	Lincoln National Corp.	9,459
90	M&T Bank Corp.	10,981
210	Marsh & McLennan Cos., Inc.	10,355
315	MB Financial, Inc.	8,455
132	McGraw-Hill Financial, Inc.	9,759
189	MetLife, Inc.	9,894
132	Moody’s Corp.	10,362
888	National Penn Bancshares, Inc.	8,676

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
387	NBT Bancorp, Inc.	$8,766
603	New York Community Bancorp, Inc.	9,292
165	Northern Trust Corp.	9,941
757	Northwest Bancshares, Inc.	10,061
655	Old National Bancorp	9,249
597	Old Republic International Corp.	9,886
120	Park National Corp.	8,702
675	People’s United Financial, Inc.	9,639
129	PNC Financial Services Group, Inc.	10,841
351	Popular, Inc.(b)	10,846
243	Potlatch Corp. REIT	9,290
204	Principal Financial Group, Inc.	9,555
204	Protective Life Corp.	10,435
522	Provident Financial Services, Inc.	9,072
111	Prudential Financial, Inc.	8,955
1,029	Regions Financial Corp.	10,434
138	State Street Corp.	8,909
756	Sterling Bancorp	9,042
216	Stifel Financial Corp.(b)	10,102
276	SunTrust Banks, Inc.	10,560
2,835	Synovus Financial Corp.	9,100
129	Torchmark Corp.	10,281
114	Travelers Cos., Inc. (The)	10,326
372	Trustmark Corp.	8,508
252	U.S. Bancorp	10,277
156	UMB Financial Corp.	9,159
288	Unum Group	9,567
222	Wells Fargo & Co.	11,020
324	Weyerhaeuser Co. REIT	9,671
228	Willis Group Holdings PLC	9,346
339	Zions Bancorp.	9,804

		853,123

	Health Care—5.4%
264	Abbott Laboratories	10,227
152	Aetna, Inc.	10,860
144	AmerisourceBergen Corp.	9,386
93	Becton, Dickinson and Co.	10,512
190	Bristol-Myers Squibb Co.	9,517
76	C.R. Bard, Inc.	10,437
117	Cigna Corp.	9,365
210	DENTSPLY International, Inc.	9,372
198	Eli Lilly & Co.	11,702
258	Hanger, Inc.(b)	8,945
111	Johnson & Johnson	11,243
111	Laboratory Corp. of America Holdings(b)	10,956
63	McKesson Corp.	10,659
204	Merck & Co., Inc.	11,946
276	Owens & Minor, Inc.	9,257
246	Patterson Cos., Inc.	10,012
67	Perrigo Co. PLC	9,706
330	Pfizer, Inc.	10,322
144	Sirona Dental Systems, Inc.(b)	10,832
94	Thermo Fisher Scientific, Inc.	10,716

		205,972

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—19.8%
74	3M Co.	$10,293
192	A.O. Smith Corp.	8,978
354	ABM Industries, Inc.	9,590
276	Actuant Corp., Class A	9,345
285	Albany International Corp., Class A	10,254
228	Allegion PLC	11,252
183	Armstrong World Industries, Inc.(b)	9,618
294	Babcock & Wilcox Co. (The)	10,228
264	Barnes Group, Inc.	10,169
327	Brady Corp., Class A	8,433
459	Briggs & Stratton Corp.	9,809
294	Brink’s Co. (The)	7,479
179	C.H. Robinson Worldwide, Inc.	10,543
123	Chicago Bridge & Iron Co. NV	9,849
159	CLARCOR, Inc.	9,184
159	Colfax Corp.(b)	11,445
150	Crane Co.	10,910
357	CSX Corp.	10,075
111	Deere & Co.	10,361
84	Dun & Bradstreet Corp. (The)	9,304
90	DXP Enterprises, Inc.(b)	10,189
132	Eaton Corp. PLC	9,588
144	Emerson Electric Co.	9,818
147	Equifax, Inc.	10,409
132	Flowserve Corp.	9,643
129	Fluor Corp.	9,765
159	G&K Services, Inc., Class A	8,417
197	GATX Corp.	12,929
108	General Dynamics Corp.	11,821
363	General Electric Co.	9,761
105	Genesee & Wyoming, Inc., Class A(b)	10,396
885	GrafTech International Ltd.(b)	9,921
357	Harsco Corp.	8,543
339	Herman Miller, Inc.	10,451
111	Honeywell International, Inc.	10,312
93	Hubbell, Inc., Class B	10,948
117	Huntington Ingalls Industries, Inc.	12,051
123	Illinois Tool Works, Inc.	10,483
165	Ingersoll-Rand PLC	9,867
179	Joy Global, Inc.	10,808
84	Kansas City Southern	8,474
330	KBR, Inc.	8,372
120	Lennox International, Inc.	10,060
141	Lincoln Electric Holdings, Inc.	9,420
69	Lockheed Martin Corp.	11,326
432	Manitowoc Co., Inc. (The)	13,729
42	Middleby Corp. (The)(b)	10,604
198	MSA Safety, Inc.	10,445
324	Mueller Industries, Inc.	9,377
270	Navistar International Corp.(b)	10,241
222	Nielsen Holdings NV	10,423
135	Nordson Corp.	10,037
111	Norfolk Southern Corp.	10,493
174	PACCAR, Inc.	11,133
507	R.R. Donnelley & Sons Co.	8,923
87	Rockwell Automation, Inc.	10,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
105	SPX Corp.	$10,693
126	Stanley Black & Decker, Inc.	10,822
633	Steelcase, Inc., Class A	10,432
151	Tennant Co.	9,632
186	Timken Co. (The)	11,733
561	Titan International, Inc.	9,823
162	Toro Co. (The)	10,293
81	Towers Watson & Co., Class A	9,090
388	Tutor Perini Corp.(b)	11,485
61	Union Pacific Corp.	11,616
96	United Parcel Service, Inc., Class B	9,456
90	United Technologies Corp.	10,650
192	URS Corp.	9,047
363	USG Corp.(b)	10,839
111	WABCO Holdings, Inc.(b)	11,878
136	Wabtec Corp.	10,139
162	Watts Water Technologies, Inc., Class A	8,618
222	Woodward, Inc.	9,952

		752,863

	Information Technology—3.2%
144	Belden, Inc.	10,629
565	Booz Allen Hamilton Holding Corp.	13,131
285	CoreLogic, Inc.(b)	7,988
570	Corning, Inc.	11,919
309	Diebold, Inc.	11,621
144	Harris Corp.	10,587
55	International Business Machines Corp.	10,806
300	NCR Corp.(b)	9,153
165	Rogers Corp.(b)	9,903
294	Unisys Corp.(b)	7,165
588	Western Union Co. (The)	9,331
829	Xerox Corp.	10,023

		122,256

	Materials—9.8%
948	Alcoa, Inc.	12,770
285	Allegheny Technologies, Inc.	11,742
200	Ball Corp.	11,238
249	Bemis Co., Inc.	10,020
198	Cabot Corp.	11,444
165	Carpenter Technology Corp.	10,362
363	Chemtura Corp.(b)	8,095
381	Cliffs Natural Resources, Inc.	6,751
231	Crown Holdings, Inc.(b)	10,896
105	Domtar Corp.	9,803
228	Dow Chemical Co. (The)	11,377
157	E.I. du Pont de Nemours & Co.	10,569
135	FMC Corp.	10,395
197	Greif, Inc., Class A	10,675
198	H.B. Fuller Co.	9,173
3,408	Hecla Mining Co.	10,463
119	International Flavors & Fragrances, Inc.	11,724
207	International Paper Co.	9,657
284	MeadWestvaco Corp.	11,096
89	Monsanto Co.	9,852
30	NewMarket Corp.	11,170

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
187	Nucor Corp.	$9,677
348	Olin Corp.	9,779
285	Owens-Illinois, Inc.(b)	9,057
357	P.H. Glatfelter Co.	9,111
162	Packaging Corp. of America	10,794
54	PPG Industries, Inc.	10,455
78	Praxair, Inc.	10,183
162	Scotts Miracle-Gro Co. (The), Class A	9,916
210	Sensient Technologies Corp.	11,351
57	Sherwin-Williams Co. (The)	11,391
246	Sonoco Products Co.	10,352
336	United States Steel Corp.	8,743
144	Valspar Corp. (The)	10,518
174	Vulcan Materials Co.	11,228
105	W.R. Grace & Co.(b)	9,670

		371,497

	Telecommunication Services—0.8%
288	AT&T, Inc.	10,282
309	Level 3 Communications, Inc.(b)	13,296
939	Sprint Corp. (Japan)(b)	7,982

		31,560

	Utilities—11.8%
219	AGL Resources, Inc.	11,826
207	ALLETE, Inc.	10,714
282	Ameren Corp.	11,649
219	American Electric Power Co., Inc.	11,784
240	American Water Works Co., Inc.	10,927
225	Atmos Energy Corp.	11,484
360	Avista Corp.	11,574
196	Black Hills Corp.	11,319
438	CenterPoint Energy, Inc.	10,845
188	Consolidated Edison, Inc.	10,910
160	Dominion Resources, Inc.	11,606
147	Duke Energy Corp.	10,950
224	Edison International	12,669
296	El Paso Electric Co.	11,195
162	Entergy Corp.	11,745
372	Exelon Corp.	13,031
418	Great Plains Energy, Inc.	11,215
390	Hawaiian Electric Industries, Inc.	9,356
186	Integrys Energy Group, Inc.	11,398
222	Laclede Group, Inc. (The)	10,525
262	MGE Energy, Inc.	10,014
141	National Fuel Gas Co.	10,383
309	NiSource, Inc.	11,223
235	Northwest Natural Gas Co.	10,404
231	NorthWestern Corp.	11,176
300	OGE Energy Corp.	11,199
41	ONE Gas, Inc.	1,500
339	Otter Tail Corp.	9,933
534	Pepco Holdings, Inc.	14,290
252	PG&E Corp.	11,486
194	Pinnacle West Capital Corp.	10,854
318	Public Service Enterprise Group, Inc.	13,029
183	South Jersey Industries, Inc.	10,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares NYSE Century Portfolio (NYCC) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
249	Southern Co. (The)	$11,412
591	TECO Energy, Inc.	10,614
246	UGI Corp.	11,486
261	UIL Holdings Corp.	9,587
168	UNS Energy Corp.	10,090
292	Vectren Corp.	11,846
256	WGL Holdings, Inc.	10,186
363	Xcel Energy, Inc.	11,569

		449,516

	Total Common Stocks and Other Equity Interests (Cost $3,692,854)	3,801,344

	Money Market Fund—0.0%
1,124	Invesco Premier Portfolio—Institutional Class(c) (Cost $1,124)	1,124

	Total Investments (Cost $3,693,978)—100.0%	3,802,468
	Other assets less liabilities—0.0%	1,021

	Net Assets—100.0%	$3,803,489

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

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Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
Assets:
Unaffiliated investments, at value	$167,003,381	$9,130,175	$231,228,129	$9,711,667
Affiliated investments, at value	—	382,788	13,077,118	—

Total investments, at value	167,003,381	9,512,963	244,305,247	9,711,667
Receivables:
Dividends	87,832	5,902	487,910	7,658
Investments sold	—	—	74,415	—
Shares sold	—	—	—	—

Total Assets	167,091,213	9,518,865	244,867,572	9,719,325

Liabilities:
Due to custodian	16,535	28	1,728,028	2,567
Payables:
Investments purchased	—	—	505,379	—
Accrued unitary management fees	47,675	2,721	69,814	2,819

Total Liabilities	64,210	2,749	2,303,221	5,386

Net Assets	$167,027,003	$9,516,116	$242,564,351	$9,713,939

Net Assets Consist of:
Shares of beneficial interest	$147,243,657	$8,326,574	$242,405,267	$7,894,154
Undistributed net investment income (loss)	293,716	18,380	1,512,003	31,237
Undistributed net realized gain (loss)	17,353,863	628,379	(2,672,738)	981,762
Net unrealized appreciation (depreciation)	2,135,767	542,783	1,319,819	806,786

Net Assets	$167,027,003	$9,516,116	$242,564,351	$9,713,939

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,750,001	200,001	9,600,000	150,001
Net asset value	$35.16	$47.58	$25.27	$64.76

Market price	$35.14	$47.51	$25.26	$64.69

Unaffiliated investments, at cost	$164,867,614	$8,607,566	$228,921,115	$8,904,881

Affiliated investments, at cost	$—	$362,614	$14,064,313	$—

Total investments, at cost	$164,867,614	$8,970,180	$242,985,428	$8,904,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares NYSE Century Portfolio (NYCC)

$81,525,795	$9,592,730	$40,612,886	$3,801,344
167,443	3,515	9,222	1,124

81,693,238	9,596,245	40,622,108	3,802,468

252,018	—	26,580	3,231
—	—	—	12,520
3,171,563	—	—	—

85,116,819	9,596,245	40,648,688	3,818,219

319,036	28	28	—

3,251,729	—	—	13,170
21,214	3,357	12,239	1,560

3,591,979	3,385	12,267	14,730

$81,524,840	$9,592,860	$40,636,421	$3,803,489

$84,956,126	$7,694,919	$38,653,360	$3,690,202
(24,464)	11,566	79,790	5,065
(893,756)	1,130,276	2,976,072	(268)
(2,513,066)	756,099	(1,072,801)	108,490

$81,524,840	$9,592,860	$40,636,421	$3,803,489

2,550,000	250,000	1,100,001	150,001
$31.97	$38.37	$36.94	$25.36

$31.97	$38.33	$36.94	$25.35

$84,038,861	$8,836,631	$41,685,687	$3,692,854

$167,443	$3,515	$9,222	$1,124

$84,206,304	$8,840,146	$41,694,909	$3,693,978

19

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW Capital Markets Portfolio (KBWC)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Insurance Portfolio (KBWI)
Investment Income:
Unaffiliated dividend income	$1,530,882	$96,164	$10,012,475	$126,706
Security lending income	780	—	—	—
Affiliated dividend income	5	5,628	676,817	—
Foreign withholding tax	—	—	—	—

Total Income	1,531,667	101,792	10,689,292	126,706

Expenses:
Unitary management fees	291,264	19,039	405,747	20,047
Waivers	(31)	(4)	(256)	(2)

Net Expenses	291,233	19,035	405,491	20,045

Net Investment Income	1,240,434	82,757	10,283,801	106,661

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	42,388	17,157	(5,746,608)	(8,874)
In-kind redemptions	17,379,926	689,623	8,311,688	997,726

Net realized gain (loss)	17,422,314	706,780	2,565,080	988,852

Net change in unrealized appreciation (depreciation) on investment securities	(8,593,670)	(219,247)	(3,468,650)	(569,688)

Net realized and unrealized gain (loss)	8,828,644	487,533	(903,570)	419,164

Net increase (decrease) in net assets resulting from operations	$10,069,078	$570,290	$9,380,231	$525,825

(a)	For the period January 13, 2014 (Commencement of Investment Operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares NYSE Century Portfolio (NYCC)(a)

$1,760,177	$269,115	$416,982	$20,456
—	—	1,811	—
11	—	2	—
—	—	—	(8)

1,760,188	269,115	418,795	20,448

116,409	30,397	74,262	4,937
(66)	(7)	(10)	—

116,343	30,390	74,252	4,937

1,643,845	238,725	344,543	15,511

(977,467)	15,133	(164,514)	(268)
465,058	1,094,427	3,144,113	—

(512,409)	1,109,560	2,979,599	(268)

2,092,346	(1,076,503)	(3,542,187)	108,490

1,579,937	33,057	(562,588)	108,222

$3,223,782	$271,782	$(218,045)	$123,733

21

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares KBW Bank Portfolio (KBWB)		PowerShares KBW Capital Markets Portfolio (KBWC)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$1,240,434	$1,948,854	$82,757	$96,736
Net realized gain (loss)	17,422,314	22,745,768	706,780	1,143,979
Net change in unrealized appreciation (depreciation)	(8,593,670)	13,376,963	(219,247)	926,019

Net increase (decrease) in net assets resulting from operations	10,069,078	38,071,585	570,290	2,166,734

Distributions to Shareholders from:
Net investment income	(1,240,349)	(2,132,411)	(80,818)	(88,138)
Capital gains	—	—	—	—

Total distributions to shareholders	(1,240,349)	(2,132,411)	(80,818)	(88,138)

Shareholder Transactions:
Proceeds from shares sold	119,596,018	626,229,018	2,421,708	23,718,946
Value of shares repurchased	(111,566,765)	(676,071,326)	(4,674,001)	(16,100,699)

Net increase (decrease) in net assets resulting from shares transactions	8,029,253	(49,842,308)	(2,252,293)	7,618,247

Increase (Decrease) in Net Assets	16,857,982	(13,903,134)	(1,762,821)	9,696,843

Net Assets:
Beginning of period	150,169,021	164,072,155	11,278,937	1,582,094

End of period	$167,027,003	$150,169,021	$9,516,116	$11,278,937

Undistributed net investment income (loss) at end of period	$293,716	$293,631	$18,380	$16,441

Changes in Shares Outstanding:
Shares sold	3,400,000	23,500,000	50,000	600,000
Shares repurchased	(3,200,000)	(25,400,000)	(100,000)	(400,000)
Shares outstanding, beginning of period	4,550,001	6,450,001	250,001	50,001

Shares outstanding, end of period	4,750,001	4,550,001	200,001	250,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Insurance Portfolio (KBWI)		PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)		PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$10,283,801	$16,620,195	$106,661	$80,310	$1,643,845	$1,939,028	$238,725	$327,431
2,565,080	4,575,451	988,852	(672)	(512,409)	7,449,395	1,109,560	1,640,834
(3,468,650)	4,171,668	(569,688)	1,398,126	2,092,346	(5,472,868)	(1,076,503)	1,605,612

9,380,231	25,367,314	525,825	1,477,764	3,223,782	3,915,555	271,782	3,573,877

(8,771,798)	(17,279,903)	(90,813)	(71,098)	(1,668,309)	(3,159,440)	(307,039)	(270,734)
—	—	—	—	—	—	(26,197)	—

(8,771,798)	(17,279,903)	(90,813)	(71,098)	(1,668,309)	(3,159,440)	(333,236)	(270,734)

52,268,899	119,318,315	3,228,322	5,694,978	21,686,655	94,249,106	—	28,972,431
(44,660,638)	(64,033,694)	(3,198,936)	—	(10,624,815)	(51,866,771)	(11,282,725)	(14,363,522)

7,608,261	55,284,621	29,386	5,694,978	11,061,840	42,382,335	(11,282,725)	14,608,909

8,216,694	63,372,032	464,398	7,101,644	12,617,313	43,138,450	(11,344,179)	17,912,052

234,347,657	170,975,625	9,249,541	2,147,897	68,907,527	25,769,077	20,937,039	3,024,987

$242,564,351	$234,347,657	$9,713,939	$9,249,541	$81,524,840	$68,907,527	$9,592,860	$20,937,039

$1,512,003	$—	$31,237	$15,389	$(24,464)	$—	$11,566	$79,880

2,050,000	4,750,000	50,000	100,000	700,000	2,900,000	—	850,000
(1,750,000)	(2,600,000)	(50,000)	—	(350,000)	(1,650,000)	(300,000)	(400,000)
9,300,000	7,150,000	150,001	50,001	2,200,000	950,000	550,000	100,000

9,600,000	9,300,000	150,001	150,001	2,550,000	2,200,000	250,000	550,000

23

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares KBW Regional Banking Portfolio (KBWR)		PowerShares NYSE Century Portfolio (NYCC)(a)
	April 30, 2014	October 31, 2013	April 30, 2014
Operations:
Net investment income	$344,543	$465,430	$15,511
Net realized gain (loss)	2,979,599	3,290,357	(268)
Net change in unrealized appreciation (depreciation)	(3,542,187)	3,368,234	108,490

Net increase (decrease) in net assets resulting from operations	(218,045)	7,124,021	123,733

Distributions to Shareholders from:
Net investment income	(364,631)	(395,225)	(10,446)

Shareholder Transactions:
Proceeds from shares sold	32,995,065	50,007,522	3,690,202
Value of shares repurchased	(25,001,467)	(41,497,974)	—

Net increase in net assets resulting from shares transactions	7,993,598	8,509,548	3,690,202

Increase in Net Assets	7,410,922	15,238,344	3,803,489

Net Assets:
Beginning of period	33,225,499	17,987,155	—

End of period	$40,636,421	$33,225,499	$3,803,489

Undistributed net investment income at end of period	$79,790	$99,878	$5,065

Changes in Shares Outstanding:
Shares sold	850,000	1,550,000	150,001
Shares repurchased	(650,000)	(1,300,000)	—
Shares outstanding, beginning of period	900,001	650,001	—

Shares outstanding, end of period	1,100,001	900,001	150,001

(a)	For the period January 13, 2014 (Commencement of Investment Operations) through April 30, 2014.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights

PowerShares KBW Bank Portfolio (KBWB)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period November 1, 2011(a) through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$33.00		$25.44	$20.68
Net investment income(b)	0.26		0.45	0.43
Net realized and unrealized gain on investments	2.18		7.52	4.84
Total from investment operations	2.44		7.97	5.27
Distributions to shareholders from:
Net investment income	(0.28)		(0.41)	(0.50)
Return of capital	—		—	(0.01)
Total distributions	(0.28)		(0.41)	(0.51)
Net asset value at end of period	$35.16		$33.00	$25.44
Market price at end of period(c)	$35.14		$33.03	$25.46
Net Asset Value Total Return(d)	7.38%		31.51%	25.97%
Market Price Total Return(d)	7.23%		31.52%	26.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$167,027		$150,169	$164,072
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.27	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35	%(e)
Net investment income, after Waivers	1.49	%(e)	1.51%	1.84	%(e)
Portfolio turnover rate(f)	3%		8%	4%

PowerShares KBW Capital Markets Portfolio (KBWC)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period November 1, 2011(a) through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$45.12		$31.64	$30.49
Net investment income(b)	0.37		0.52	0.61
Net realized and unrealized gain on investments	2.43		13.70	1.73
Total from investment operations	2.80		14.22	2.34
Distributions to shareholders from:
Net investment income	(0.34)		(0.74)	(1.19)
Net asset value at end of period	$47.58		$45.12	$31.64
Market price at end of period(c)	$47.51		$45.17	$31.62
Net Asset Value Total Return(d)	6.19%		45.55%	7.79%
Market Price Total Return(d)	5.92%		45.89%	7.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,516		$11,279	$1,582
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.36%	0.16	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.36%	0.35	%(e)
Net investment income, after Waivers	1.54	%(e)	1.30%	1.98	%(e)
Portfolio turnover rate(f)	12%		38%	6%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights (continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		For the Period November 29, 2010(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.20		$23.91	$22.37	$23.51
Net investment income(b)	1.11	(c)	1.90	2.01	1.91
Net realized and unrealized gain (loss) on investments	(0.09)		1.37	1.88	(0.82)
Total from investment operations	1.02		3.27	3.89	1.09
Distributions to shareholders from:
Net investment income	(0.95)		(1.98)	(2.35)	(2.23)
Net asset value at end of period	$25.27		$25.20	$23.91	$22.37
Market price at end of period(d)	$25.26		$25.24	$23.86	$22.43
Net Asset Value Total Return(e)	4.10%		14.21%	18.32%	4.64	%(f)
Market Price Total Return(e)	3.89%		14.62%	17.75%	4.92	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$242,564		$234,348	$170,976	$26,843
Ratio to average net assets of:
Expenses(g)	0.35	%(h)	0.37%	0.35%	0.37	%(h)
Net investment income	8.84	%(c)(h)	7.64%	8.56%	9.14	%(h)
Portfolio turnover rate(i)	16%		37%	19%	33%

PowerShares KBW Insurance Portfolio (KBWI)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period November 1, 2011(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$61.66		$42.96	$38.33
Net investment income(b)	0.60		0.94	1.42
Net realized and unrealized gain on investments	3.03		18.73	4.54
Total from investment operations	3.63		19.67	5.96
Distributions to shareholders from:
Net investment income	(0.53)		(0.97)	(1.33)
Net asset value at end of period	$64.76		$61.66	$42.96
Market price at end of period(d)	$64.69		$61.76	$42.95
Net Asset Value Total Return(e)	5.88%		46.44%	15.91%
Market Price Total Return(e)	5.59%		46.72%	15.89%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,714		$9,250	$2,148
Ratio to average net assets of:
Expenses, after Waivers	0.36	%(h)	0.36%	0.11	%(h)
Expense, prior to Waivers	0.36	%(h)	0.36%	0.35	%(h)
Net investment income, after Waivers	1.89	%(h)	1.74%	3.61	%(h)
Portfolio turnover rate(i)	11%		3%	5%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Net Investment income per share and the ratio of net investment income to average net assets include a significant dividend during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.97 and 7.73%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 2.97%. The market price total return from Fund Inception to October 31, 2011 was 3.38%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment company in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses, that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment company expenses that you bear indirectly is included in your Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights (continued)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		For the Period November 29, 2010(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$31.32		$27.13	$23.37	$24.96
Net investment income(b)	0.75		0.89	0.91	1.01
Net realized and unrealized gain (loss) on investments	0.66		4.76	4.22	(1.27)
Total from investment operations	1.41		5.65	5.13	(0.26)
Distributions to shareholders from:
Net investment income	(0.76)		(1.46)	(1.11)	(1.03)
Return of capital	—		—	(0.26)	(0.30)
Total distributions	(0.76)		(1.46)	(1.37)	(1.33)
Net asset value at end of period	$31.97		$31.32	$27.13	$23.37
Market price at end of period(c)	$31.97		$31.38	$27.11	$23.40
Net Asset Value Total Return(d)	4.64%		21.11%	22.54%	(1.20	)%(e)
Market Price Total Return(d)	4.45%		21.42%	22.30%	(1.08	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,525		$68,908	$25,769	$7,012
Ratio to average net assets of:
Expenses	0.35	%(f)	0.36%	0.35%	0.36	%(f)
Net investment income	4.93	%(f)	2.85%	3.58%	4.54	%(f)
Portfolio turnover rate(g)	16%		21%	40%	36%

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		November 29, 2010(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$38.07		$30.25	$24.83	$24.75
Net investment income(b)	0.52		0.59	0.53	0.54
Net realized and unrealized gain on investments	0.43		8.09	5.41	0.04
Total from investment operations	0.95		8.68	5.94	0.58
Distributions to shareholders from:
Net investment income	(0.60)		(0.86)	(0.52)	(0.50)
Capital gains	(0.05)		—	—	—
Total distributions	(0.65)		(0.86)	(0.52)	(0.50)
Net asset value at end of period	$38.37		$38.07	$30.25	$24.83
Market price at end of period(c)	$38.33		$38.09	$30.24	$24.84
Net Asset Value Total Return(d)	2.51%		29.33%	24.21%	2.36	%(h)
Market Price Total Return(d)	2.36%		29.44%	24.12%	2.41	%(h)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,593		$20,937	$3,025	$3,725
Ratio to average net assets of:
Expenses	0.35	%(f)	0.36%	0.35%	0.37	%(f)
Net investment income	2.74	%(f)	1.69%	1.94%	2.38	%(f)
Portfolio turnover rate(g)	2%		12%	2%	4%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was (1.87)%. The market price total return from Fund Inception to October 31, 2011 was (1.55)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	The net asset value total return from Fund Inception (December 2, 2010, the first day of trading on the Exchange) to October 31, 2011 was 0.38%. The market price total return from Fund Inception to October 31, 2011 was 0.45%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights (continued)

PowerShares KBW Regional Banking Portfolio (KBWR)

	Six-Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period November 1, 2011(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$36.92		$27.67	$23.85
Net investment income(b)	0.31		0.66	0.63
Net realized and unrealized gain on investments	0.03		9.12	3.94
Total from investment operations	0.34		9.78	4.57
Distributions to shareholders from:
Net investment income	(0.32)		(0.53)	(0.75)
Net asset value at end of period	$36.94		$36.92	$27.67
Market price at end of period(c)	$36.94		$36.96	$27.67
Net Asset Value Total Return(d)	0.86%		35.80%	19.20%
Market Price Total Return(d)	0.75%		35.94%	19.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,636		$33,225	$17,987
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.11	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35	%(e)
Net investment income, after Waivers	1.63	%(e)	2.05%	2.44	%(e)
Portfolio turnover rate(f)	8%		7%	3%

PowerShares NYSE Century Portfolio (NYCC)

	For the Period January 13, 2014(a) Through April 30, 2014 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$24.70
Net investment income(b)	0.11
Net realized and unrealized gain on investments	0.62
Total from investment operations	0.73
Distributions to shareholders from:
Net investment income	(0.07)
Net asset value at end of period	$25.36
Market price at end of period(c)	$25.35
Net Asset Value Total Return(d)	2.95	%(g)
Market Price Total Return(d)	2.91	%(g)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,803
Ratio to average net assets of:
Expenses	0.50	%(e)
Net investment income	1.59	%(e)
Portfolio turnover rate(f)	1%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(g)	The net asset value total return from Fund Inception (January 15, 2014, the first day of trading on the Exchange) to April 30, 2014 was 1.51%. The market price total return from Fund Inception to April 30, 2014 was 1.47%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares KBW Bank Portfolio (KBWB)	“KBW Bank Portfolio”
PowerShares KBW Capital Markets Portfolio (KBWC)	“KBW Capital Markets Portfolio”
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	“KBW High Dividend Yield Financial Portfolio”
PowerShares KBW Insurance Portfolio (KBWI)	“KBW Insurance Portfolio”
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	“KBW Premium Yield Equity REIT Portfolio”
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	“KBW Property & Casualty Insurance Portfolio”
PowerShares KBW Regional Banking Portfolio (KBWR)	“KBW Regional Banking Portfolio”
PowerShares NYSE Century Portfolio (NYCC)	“NYSE Century Portfolio”

Each portfolio (each, a “Fund,” and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
KBW Bank Portfolio	KBW Bank Index
KBW Capital Markets Portfolio	KBW Capital Markets Index
KBW High Dividend Yield Financial Portfolio	KBW Financial Sector Dividend Yield Index
KBW Insurance Portfolio	KBW Insurance Index
KBW Premium Yield Equity REIT Portfolio	KBW Premium Yield Equity REIT Index
KBW Property & Casualty Insurance Portfolio	KBW Property & Casualty Index
KBW Regional Banking Portfolio	KBW Regional Banking Index
NYSE Century Portfolio	NYSE Century IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an

29

exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize an investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities a Fund holds participate or factors relating to specific

30

companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

High Dividend Paying Securities Risk. KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

REIT Risk. Although KBW Premium Yield Equity REIT Portfolio and KBW High Dividend Yield Financial Portfolio will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

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E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio each declares and pays dividends from net investment income, if any, monthly. Each Fund records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar, are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

H. Securities Lending

During the period, KBW Bank Portfolio, KBW Insurance Portfolio and KBW Regional Banking Portfolio could lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any. Effective January 2014, these Funds no longer participate in securities lending.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for NYSE Century Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of the Fund’s average daily net assets, and NYSE Century Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.50% of the Fund’s average daily net assets. Out of unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

32

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

KBW Bank Portfolio	31
KBW Capital Markets Portfolio	4
KBW High Dividend Yield Financial Portfolio	256
KBW Insurance Portfolio	2
KBW Premium Yield Equity REIT Portfolio	66
KBW Property & Casualty Insurance Portfolio	7
KBW Regional Banking Portfolio	10

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities. (each, a “Licensor”).

Fund	Licensor
KBW Bank Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Capital Markets Portfolio	Keefe, Bruyette & Woods, Inc.
KBW High Dividend Yield Financial Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Premium Yield Equity REIT Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Property & Casualty Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Regional Banking Portfolio	Keefe, Bruyette & Woods, Inc.
NYSE Century Portfolio	NYSE Group, Inc.

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Funds’ Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd., and therefore Invesco Ltd. and Invesco Mortgage Capital, Inc. REIT are considered to be affiliated. The table below shows the following Funds’ transactions in, and earnings from, its investments in Invesco Mortgage Capital, Inc. REIT or Invesco Ltd. for the six-month period ended April 30, 2014.

KBW Capital Markets Portfolio

	Value October 31, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2014	Dividend Income
Invesco Ltd.	$478,609	$98,613	$(214,152)	$178	$16,597	$379,845	$5,627

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain/(Loss)	Value April 30, 2014	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$8,932,139	$4,532,402	$(2,436,348)	$1,266,152	$(956,211)	$11,338,134	$676,780

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily

33

available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of October 31, 2013.

	Short-term	Long-term	Total*	Utilized
KBW Bank Portfolio	$—	$—	$—	$—
KBW Capital Markets Portfolio	—	3,149	3,149	11,388
KBW High Dividend Yield Financial Portfolio	—	—	—	—
KBW Insurance Portfolio	511	—	511	4,979
KBW Premium Yield Equity REIT Portfolio	—	—	—	388,035
KBW Property & Casualty Insurance Portfolio	—	—	—	9,892
KBW Regional Banking Portfolio	—	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
KBW Bank Portfolio	$5,802,491	$5,777,965
KBW Capital Markets Portfolio	1,277,103	1,264,908
KBW High Dividend Yield Financial Portfolio	39,943,548	38,315,092
KBW Insurance Portfolio	1,175,518	1,158,753
KBW Premium Yield Equity REIT Portfolio	11,803,769	11,385,441
KBW Property & Casualty Insurance Portfolio	400,404	498,395

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	Purchases	Sales
KBW Regional Banking Portfolio	$3,221,874	$4,659,738
NYSE Century Portfolio	30,525	26,319

For the period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
KBW Bank Portfolio	$119,588,138	$111,563,582
KBW Capital Markets Portfolio	2,421,748	4,674,376
KBW High Dividend Yield Financial Portfolio	51,990,837	43,874,269
KBW Insurance Portfolio	3,228,271	3,199,137
KBW Premium Yield Equity REIT Portfolio	21,676,583	10,926,809
KBW Property & Casualty Insurance Portfolio	—	11,283,186
KBW Regional Banking Portfolio	32,994,529	23,600,100
NYSE Century Portfolio	3,689,615	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
KBW Bank Portfolio	$164,954,069	$2,049,312	$4,746,079	$(2,696,767)
KBW Capital Markets Portfolio	9,045,097	467,866	677,968	(210,102)
KBW High Dividend Yield Financial Portfolio	248,223,246	(3,917,999)	10,531,254	(14,449,253)
KBW Insurance Portfolio	8,911,460	800,207	859,662	(59,455)
KBW Premium Yield Equity REIT Portfolio	84,587,651	(2,894,413)	1,320,132	(4,214,545)
KBW Property & Casualty Insurance Portfolio	8,847,941	748,304	835,556	(87,252)
KBW Regional Banking Portfolio	41,707,458	(1,085,350)	684,294	(1,769,644)
NYSE Century Portfolio	3,693,978	108,490	189,449	(80,959)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to

35

105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

36

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended April 30, 2014.

In addition to the fees and expenses which the PowerShares KBW High Dividend Yield Financial Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Bank Portfolio (KBWB)
Actual	$1,000.00	$1,073.82	0.35%	$1.80
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Capital Markets Portfolio (KBWC)
Actual	1,000.00	1,061.89	0.35	1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)
Actual	1,000.00	1,041.02	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Insurance Portfolio (KBWI)
Actual	1,000.00	1,058.83	0.36	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.01	0.36	1.81

37

Fees and Expenses (continued)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Actual	$1,000.00	$1,046.44	0.35%	$1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
Actual	1,000.00	1,025.13	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Regional Banking Portfolio (KBWR)
Actual	1,000.00	1,008.57	0.35	1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares NYSE Century Portfolio (NYCC)(2)
Actual	1,000.00	1,029.50	0.50	1.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period January 13, 2014 (Commencement of Investment Operations) through April 30, 2014. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 108/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

38

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.

Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

39

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

40

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

41

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

42

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

43

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net assets value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-KBW-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2014

2014 Semi-Annual Report to Shareholders

BKLN	PowerShares Senior Loan Portfolio

2

Portfolio Composition

PowerShares Senior Loan Portfolio (BKLN)

Credit Quality Rating Breakdown (% of the Fund's Net Assets) as of April 30, 2014 (Unaudited)
Baa2	0.8
Baa3	5.0
Ba1	3.1
Ba2	15.1
Ba3	24.5
B1	25.0
B2	10.8
B3	2.5
Caa1	3.8
Not Rated	3.5
Money Market Fund Plus Other Assets Less Liabilities	5.9

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans—85.1%(a)(b)
	Advertising—0.8%
$57,337,911	Getty Images, Inc., Term Loan	4.750%	10/18/19	$54,998,811

	Aerospace/Defense—1.9%
53,185,086	Accudyne Industries LLC, Term Loan (Luxembourg)	4.000	12/13/19	53,111,957
87,523,512	TransDigm, Inc., Term Loan C	3.750	02/28/20	87,215,429

				140,327,386

	Airlines—0.9%
66,745,072	American Airlines Inc., Term Loan B	3.750	06/27/19	66,714,036

	Auto Manufacturers—1.3%
98,701,791	Chrysler Group LLC, Term Loan (Italy)	3.500	05/24/17	98,728,440

	Chemicals—3.1%
74,133,750	DuPont Performance Coatings, Inc., Term Loan B	4.000	02/01/20	74,059,987
64,398,985	Ineos Holdings Ltd., Term Loan (Switzerland)	3.750	05/04/18	63,931,127
89,071,153	Univar, Inc., Term Loan B	5.000	06/30/17	89,057,347

				227,048,461

	Coal—0.8%
61,156,852	Arch Coal, Inc., Term Loan	6.250	05/16/18	59,643,220

	Commercial Services—2.3%
22,895,182	Ceridian Corp., Term Loan	4.402	05/09/17	22,938,110
63,480,460	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	62,865,652
33,530,617	Pharmaceutical Product Development, Inc., Term Loan	4.000	12/05/18	33,569,009
63,137,076	Weight Watchers International, Inc., Term Loan B2 (Luxembourg)	4.000	04/02/20	49,606,485

				168,979,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Computers—1.3%
$39,602,210	CDW LLC, Term Loan	3.250%	04/29/20	$39,230,939
	SunGard Data Systems, Inc.
1,105,423	Term Loan C	3.903	02/28/17	1,107,147
56,334,473	Term Loan E	4.000	03/08/20	56,563,473

				96,901,559

	Diversified Financial Services—1.7%
85,303,393	Nuveen Investments, Inc., Term Loan B	4.152	05/13/17	85,416,847
42,299,976	Walter Investment Management Corp., Term Loan B	4.750	12/18/20	42,031,371

				127,448,218

	Electric—3.4%
67,058,189	NRG Energy, Inc., Term Loan	2.750	07/01/18	66,471,430
	Texas Competitive Electric Holdings Co. LLC(c)(d)
123,553,410	Extended Term Loan	4.737	10/10/17	93,402,671
118,447,680	Term Loan	3.737	10/10/14	89,394,833

				249,268,934

	Entertainment—2.6%
75,535,751	Alpha Topco Ltd., Term Loan B (Luxembourg)	4.500	04/30/19	75,819,010
79,620,450	Scientific Games International, Inc., Term Loan	4.250	10/18/20	79,537,645
33,992,809	SeaWorld Parks & Entertainment, Inc., Term Loan B2	3.000	05/14/20	33,363,942

				188,720,597

	Environmental Control—0.8%
60,389,070	ADS Waste Holdings, Inc., Term Loan B2	3.750	10/09/19	60,065,989

	Food—7.0%
	ARAMARK Corp.
47,007	Extended LOC 3	3.731	07/26/16	46,831
71,596,360	Term Loan F	3.250	02/24/21	71,014,639
57,392,992	Big Heart Pet Brands, Term Loan	3.500	03/09/20	57,058,391
	H.J. Heinz Co.
94,701,467	Term Loan B1	3.250	06/07/19	94,829,787
133,092,136	Term Loan B2	3.500	06/05/20	133,500,064
51,006,702	Pinnacle Foods Finance LLC, Term Loan G	3.250	04/29/20	50,631,293
40,324,124	SUPERVALU, Inc., Term Loan	4.500	03/21/19	40,264,242
65,252,235	US Foods, Inc., Term Loan	4.500	03/31/19	65,387,960

				512,733,207

	Healthcare-Products—3.0%
99,013,488	Biomet, Inc., Term Loan B2	3.660	07/25/17	99,230,328
57,580,676	CareStream Health, Inc., Term Loan (Canada)	5.000	06/07/19	57,954,950
64,825,540	Kinetic Concepts, Inc., Term Loan E1 (United Kingdom)	4.000	05/04/18	64,882,262

				222,067,540

	Healthcare-Services—4.4%
	CHS/Community Health Systems, Inc.
43,663,469	Term Loan D	4.250	01/27/21	43,895,322
5,903,008	Term Loan E	3.469	01/25/17	5,907,937
	DaVita, Inc.
32,066,826	Term Loan B	4.500	10/20/16	32,213,532
66,094,461	Term Loan B2	4.000	11/01/19	66,424,933
	HCA, Inc.
67,075,469	Term Loan B4	2.984	05/01/18	67,096,598
39,601,000	Term Loan B5	2.900	03/31/17	39,614,662
64,407,317	MPH Acquisition Holdings LLC, Term Loan	4.000	03/31/21	64,206,045

				319,359,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Household Products/Wares—1.7%
	Dell International LLC
$93,537,481	Term Loan B	4.500%	04/29/20	$93,473,408
15,454,397	Term Loan C	3.750	10/29/18	15,428,356
14,088,160	Reynolds Group Holdings, Inc., Term Loan (New Zealand)	4.000	12/01/18	14,110,208

				123,011,972

	Insurance—2.7%
131,743,085	Asurion Corp., Term Loan B1	5.000	05/24/19	132,054,657
63,714,950	HUB International Ltd., Term Loan	4.250	10/02/20	63,732,153

				195,786,810

	Internet—0.8%
59,644,558	Zayo Group LLC, Term Loan	4.000	07/02/19	59,588,791

	Investment Companies—0.8%
56,664,234	RPI Finance Trust, Term Loan B2 (Switzerland)	3.250	05/09/18	56,788,329

	Leisure Time—1.4%
59,316,860	Sabre, Inc., Term Loan B	4.250	02/19/19	59,309,446
44,850,601	Travelport LLC, Term Loan	6.250	06/26/19	45,898,984

				105,208,430

	Lodging—7.2%
87,695,034	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	88,133,509
60,598,125	CityCenter Holdings LLC, Term Loan B	5.000	10/16/20	60,995,952
80,717,906	Harrah’s Operating Co.,Inc., Term Loan B6	5.402	01/28/18	75,572,139
135,463,877	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	135,115,735
67,975,000	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	67,692,904
58,699,937	MGM Resorts International, Term Loan B	3.500	12/20/19	58,424,928
41,044,897	Station Casinos LLC, Term Loan B	4.250	03/02/20	41,121,856

				527,057,023

	Machinery-Diversified—1.7%
65,684,962	Gardner Denver, Inc., Term Loan	4.250	07/30/20	65,654,090
60,610,541	Rexnord LLC, Term Loan B	4.000	08/21/20	60,459,015

				126,113,105

	Media—8.3%
79,469,321	Cequel Communications LLC, Term Loan	3.500	02/14/19	79,275,019
17,904,712	Charter Communications Operating LLC, Term Loan E	3.000	07/01/20	17,669,802
	Clear Channel Communications, Inc.
84,958,020	Term Loan B	3.800	01/29/16	84,360,765
46,000,000	Term Loan D	6.900	01/30/19	45,710,430
78,462,362	CSC Holdings LLC, Term Loan B	2.650	04/17/20	77,471,774
119,725,000	Tribune Company, Term Loan	4.000	12/27/20	119,725,000
44,523,769	TWCC Holding Corp., Term Loan	3.500	02/13/17	44,126,394
34,966,996	Univision Communications Inc., Term Loan	4.000	03/01/20	34,883,250
65,000,000	Virgin Media Investment Holdings Ltd., Term Loan B (United Kingdom)	3.500	06/07/20	64,631,450
41,731,130	WideOpenWest Finance LLC, Term Loan B	4.750	04/01/19	41,861,749

				609,715,633

	Mining—2.7%
132,985,286	Fortescue Metals Group Ltd., Term Loan (Australia)	4.250	06/30/19	133,143,538
62,981,403	Novelis, Inc., Term Loan (India)	3.750	03/10/17	62,946,764

				196,090,302

	Oil&Gas—1.0%
69,504,814	Fieldwood Energy LLC, Term Loan	8.375	09/30/20	71,915,936

	Pharmaceuticals—3.2%
30,000,000	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.154	02/27/21	29,914,800
38,016,964	NBTY, Inc., Term Loan B2	3.500	10/01/17	38,092,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans (continued)
	Pharmaceuticals (continued)
$66,598,017	Quintiles Transnational Corp., Term Loan B3	3.750%	06/08/18	$66,584,364
101,709,583	Valeant Pharmaceuticals International, Inc., Series E-1 Term Loan B	3.750	08/05/20	101,909,443

				236,500,844

	Real Estate—0.8%
	Realogy Corp.
1,412,750	Extended Synthetic LOC	4.402	10/10/16	1,410,984
58,780,452	Term Loan B	3.750	03/05/20	58,751,062

				60,162,046

	REITS—1.1%
83,544,685	Crown Castle Operating Co., Term Loan B2	3.250	01/31/21	83,349,190

	Retail—5.0%
35,900,000	BJ’s Wholesale Club Inc., Term Loan	4.500	09/26/19	35,912,924
43,609,690	Dunkin’ Brands, Inc., Term Loan B4	3.250	02/07/21	43,273,677
61,981,810	Hudson’s Bay Co., Term Loan (Canada)	4.750	11/04/20	62,659,891
73,798,912	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	73,342,465
48,529,850	Michaels Stores, Inc., Term Loan B	3.750	01/28/20	48,583,718
100,722,625	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	100,584,635

				364,357,310

	Semiconductors—1.1%
84,072,817	Freescale Semiconductor, Inc., Term Loan B4	4.250	02/28/20	84,151,845

	Software—5.1%
71,647,462	Activision Blizzard Inc., Term Loan	3.250	10/12/20	71,714,811
97,256,250	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	97,053,471
	First Data Corp.
28,703,323	Extended Term Loan	4.152	03/24/21	28,674,620
36,750,000	Term Loan	4.152	03/23/18	36,757,717
54,083,889	IMS Health Incorporated, Term Loan B	3.500	03/17/21	53,952,464
87,072,992	Infor US, Inc., Term Loan B5	3.750	06/03/20	86,542,717
720,044	RP Crown Parent LLC, Term Loan	6.000	12/21/18	719,659

				375,415,459

	Telecommunications—5.2%
60,625,584	Alcatel-Lucent USA, Inc., Term Loan (France)	4.500	01/30/19	60,760,779
36,984,983	Avaya, Inc., Term Loan B3	4.734	10/26/17	35,806,272
105,874,110	Intelsat Jackson Holdings SA, Term Loan B2 (United Kingdom)	3.750	06/30/19	106,046,156
59,000,000	Level 3 Communications, Inc., Term Loan B	4.000	01/15/20	59,202,665
51,252,851	Telesat Canada, Term Loan B2	3.500	03/28/19	51,244,906
65,994,726	West Corp., Term Loan B10	3.250	06/30/18	65,410,342

				378,471,120

	Total Senior Floating Rate Loans (Cost $6,307,614,173)			6,246,688,828

	Corporate Bonds—8.7%
	Chemicals—0.3%
20,000,000	Ineos Holdings Ltd. (Switzerland)(e)	7.500	05/01/20	21,950,000

	Diversified Financial Services—0.5%
38,500,000	Dell International LLC(e)	5.625	10/15/20	39,655,000

	Electric—0.7%
62,000	Calpine Corp.(e)	7.875	01/15/23	69,750
63,951,000	Texas Competitive Electric Holdings Co. LLC(c)(d)(e)	11.500	10/01/20	51,480,555

				51,550,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2014

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Services—1.6%
$74,151,000	CHS/Community Health Systems, Inc.	5.125%	08/15/18	$78,136,616
5,000,000	CHS/Community Health Systems, Inc.(e)	5.125	08/01/21	5,125,000
8,000,000	HCA, Inc.	3.750	03/15/19	8,080,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,241,543
27,500,000	HCA, Inc.	4.750	05/01/23	27,087,500

				119,670,659

	Household Products/Wares—0.9%
1,500,000	Reynolds Group Holdings, Inc. (New Zealand)	7.125	04/15/19	1,590,000
3,000,000	Reynolds Group Holdings, Inc. (New Zealand)	7.875	08/15/19	3,307,500
57,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	60,087,500

				64,985,000

	Leisure Time—0.1%
4,000,000	Sabre, Inc.(e)	8.500	05/15/19	4,425,000

	Media—2.0%
70,174,000	Clear Channel Communications, Inc.	9.000	12/15/19	75,086,180
43,777,000	Univision Communications, Inc.(e)	6.875	05/15/19	46,896,111
11,366,000	Univision Communications, Inc.(e)	6.750	09/15/22	12,559,430
10,000,000	Univision Communications, Inc.(e)	5.125	05/15/23	10,250,000

				144,791,721

	Semiconductors—0.1%
5,000,000	Freescale Semiconductor, Inc.(e)	5.000	05/15/21	5,075,000

	Software—1.7%
11,940,000	First Data Corp.(e)	7.375	06/15/19	12,835,500
101,551,000	First Data Corp.(e)	6.750	11/01/20	108,913,448

				121,748,948

	Telecommunications—0.8%
34,600,000	Avaya, Inc.(e)	7.000	04/01/19	34,600,000
25,525,000	Virgin Media Investment Holdings Ltd. (United Kingdom)	6.500	01/15/18	26,434,966

				61,034,966

	Total Corporate Bonds (Cost $615,606,887)			634,886,599

Number of Shares
	Common Stocks—0.3%
	Publishing-Books—0.3%
650,610	Cengage Learning Acquisitions, Inc.(f) (Cost $21,144,833)			23,503,295

	Money Market Fund—4.5%
332,911,492	Invesco Premier Portfolio–Institutional Class(g) (Cost $332,911,492)			332,911,492

	Total Investments (Cost $7,277,277,385)—98.6%			7,237,990,214
	Other assets less liabilities—1.4%			99,995,362

	Net Assets—100.0%			$7,337,985,576

Investment Abbreviations:

LOC—Line of Credit

REIT—Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2014

(Unaudited)

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933 (the “1933 Act”), as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2014 was $234,278,059, which represented 3.19% of the Fund’s net assets.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $353,834,794 which represented 4.82% of the Fund’s Net Assets.
(f)	Non-income producing security.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities

April 30, 2014

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Assets:
Unaffiliated investments, at value	$6,905,078,722
Affiliated investments, at value	332,911,492

Total investments, at value	7,237,990,214
Cash	238,647,562
Receivables:
Interest	35,441,768
Investments sold	9,943,714
Shares sold	105,515

Total Assets	7,522,128,773

Liabilities:
Payables:
Investments purchased	123,368,670
Shares repurchased	56,864,257
Accrued unitary management fees	3,910,270

Total Liabilities	184,143,197

Net Assets	$7,337,985,576

Net Assets Consist of:
Shares of beneficial interest	$7,383,291,446
Undistributed net investment income (loss)	(1,844,670)
Undistributed net realized gain (loss)	(4,174,029)
Net unrealized appreciation (depreciation)	(39,287,171)

Net Assets	$7,337,985,576

Shares outstanding (unlimited amount authorized, $0.01 par value)	296,200,100
Net asset value	$24.77

Market price	$24.74

Unaffiliated investments, at cost	$6,944,365,893

Affiliated investments, at cost	$332,911,492

Total investments, at cost	$7,277,277,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations

For the six months ended April 30, 2014

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Investment Income:
Interest income	$156,423,760
Unaffiliated dividend income	15,208
Affiliated dividend income	41,740

Total Income	156,480,708

Expenses:
Unitary management fees	21,829,895
Waivers	(306,880)

Net Expenses	21,523,015

Net Investment Income	134,957,693

Realized and Unrealized Gain (Loss):
Net realized gain from investment securities (includes net gains (losses) from securities sold to affiliates of $(132,148))	1,815,687
Net change in unrealized appreciation (depreciation) on investment securities	(7,617,725)

Net realized and unrealized gain (loss)	(5,802,038)

Net increase in net assets resulting from operations	$129,155,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares Senior Loan Portfolio (BKLN)
	April 30, 2014	October 30, 2013
Operations:
Net investment income	$134,957,693	$153,101,512
Net realized gain (loss)	1,815,687	(2,958,788)
Net change in unrealized appreciation (depreciation)	(7,617,725)	(33,006,928)

Net increase in net assets resulting from operations	129,155,655	117,135,796

Distributions to Shareholders from:
Net investment income	(136,802,363)	(153,098,112)
Return of capital	—	(3,301,068)

Total distributions to shareholders	(136,802,363)	(156,399,180)

Shareholder Transactions:
Proceeds from shares sold	1,385,770,808	5,096,947,295
Value of shares repurchased	(106,269,237)	(194,926,250)
Transaction fees	1,419,821	6,141,810

Net increase in net assets resulting from shares transactions	1,280,921,392	4,908,162,855

Increase in Net Assets	1,273,274,684	4,868,899,471

Net Assets:
Beginning of period	6,064,710,892	1,195,811,421

End of period	$7,337,985,576	$6,064,710,892

Undistributed net investment income (loss) at end of period	$(1,844,670)	$–

Changes in Shares Outstanding:
Shares sold	55,800,000	204,300,000
Shares repurchased	(4,300,000)	(7,900,000)
Shares outstanding, beginning of period	244,700,100	48,300,100

Shares outstanding, end of period	296,200,100	244,700,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statement of Cash Flows

For the six months ended April 30, 2014

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$129,155,655

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided by (Used In) Operating Activities:
Purchases of investments	(2,666,704,131)
Proceeds from disposition of investments sold	1,552,039,714
Amortization of premiums and accretion of discounts on investments	(12,590,245)
Net cash paid for purchases, sales, and maturities of short-term investments	(5,686,117)
Increase in interest receivable	(8,835,397)
Increase in receivable for investments sold	3,851,012
Increase in payable for investments purchased	(198,271,618)
Increase in payable for accrued expenses	692,868
Net realized gain (loss) on investments	(1,815,687)
Net change in unrealized appreciation (depreciation) on investments	7,617,725

Net cash provided by (used in) operating activities	(1,200,546,221)
Cash Provided by Financing Activities:
Proceeds from shares of beneficial interest sold	1,410,479,503
Disbursements for shares of beneficial interest repurchased	(49,404,980)
Net proceeds from transaction fees	1,419,821
Distributions paid to shareholders	(136,802,363)

Net cash provided by financing activities	1,225,691,981

Net increase in cash and cash equivalents	25,145,760

Cash and cash equivalents at beginning of period	546,413,294

Cash and cash equivalents at end of period	$571,559,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,				For the Period March 1, 2011(a) Through October 31, 2011
			2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.78		$24.76		$24.05		$25.00
Net investment income(b)	0.49		1.06		1.21		0.69
Net realized and unrealized gain (loss) on investments	(0.01)		0.04		0.58		(1.05)
Total from investment operations	0.48		1.10		1.79		(0.36)
Distributions to shareholders from:
Net investment income	(0.50)		(1.10)		(1.22)		(0.59)
Return of capital	—		(0.02)		(0.00	)(c)	—
Total distributions	(0.50)		(1.12)		(1.22)		(0.59)
Transaction fees(b)	0.01		0.04		0.14		—
Net asset value at end of period	$24.77		$24.78		$24.76		$24.05
Market price at end of period(d)	$24.74		$24.83		$24.83		$24.02
Net Asset Value Total Return(e)	1.99%		4.70%		8.26%		(1.44	)%(f)
Market Price Total Return(e)	1.66%		4.61%		8.67%		(1.57	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,337,986		$6,064,711		$1,195,811		$165,937
Ratio to average net assets of:
Expenses, after Waivers	0.64	%(g)	0.65	%(h)	0.65	%(h)	0.65	%(g)(h)
Expenses, prior to Waivers	0.65	%(g)	0.65	%(h)	0.67	%(h)	0.75	%(g)(h)
Expenses, including interest expenses	0.64	%(g)	0.65%		0.65%		0.65	%(g)
Net investment income, after Waivers and Interest Expenses	4.02	%(g)	4.30%		5.00%		4.30	%(g)
Portfolio turnover rate(i)	24%		47%		49%		49%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (March 3, 2011, the first day of trading on the Exchange) to October 31, 2011 was (1.16)%. The market price total return from Fund Inception to October 31, 2011 was (1.84)%.
(g)	Annualized.
(h)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the funds that the Fund invests in. The effects of the investment companies’ expenses are included in the Fund’s total return.
(i)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	“Senior Loan Portfolio”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of the Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

14

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

15

Sampling Risk. The Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

G. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

H. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal period-end.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2014, the Adviser waived fees of $306,880.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Standard & Poor’s (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor make no representation regarding the advisability of investing in the Fund.

17

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Security Transactions with Affiliated Entities

The Fund is permitted to purchase or sell securities from or to certain other affiliated entities under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2014, the Fund engaged in securities sales of $28,787,982, which resulted in net realized gains (losses) of $(132,148).

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Senior Floating Rate Loans	$—	$6,246,688,828	$—	$6,246,688,828
Corporate Bonds	—	634,886,599	—	634,886,599
Equity Securities	356,414,787	—	—	356,414,787

Total Investments	356,414,787	6,881,575,427	—	7,237,990,214

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a short-term capital loss carryforward in the amount of $5,989,716 as of October 31, 2013, which is not subject to expiration.

18

Note 7. Investment Transactions

For the six-month period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations and money market funds, was $2,666,704,131 and $1,552,039,714 respectively.

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,620,105
Aggregate unrealized (depreciation) of investment securities	(75,907,276)

Net unrealized appreciation (depreciation) of investment securities	$(39,287,171)

Cost of investments for tax and financial reporting purposes is the same.

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Fund. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

Note 9. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period April 30, 2014, there were no interests in Senior Loans purchased by the Fund on a participation basis.

Note 10. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. The Fund may borrow up to the lesser of (1) $650,000,000, or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays a commitment fee of 0.125% and an upfront fee of 0.05% on the committed amount. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.

During the six-month period ended April 30, 2014, there were no outstanding borrowings from the line of credit.

Note 11. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

The Fund charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statement of Changes in Net Assets as Transaction fees.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

19

Note 12. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the PowerShares Senior Loan Portfolio (the “Fund”), a series of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Senior Loan Portfolio (BKLN)
Actual	$1,000.00	$1,019.86	0.64%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.64%	$3.21

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.

Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

22

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

23

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

24

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

25

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

26

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-BKLN-SAR-1
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

April 30, 2014

2014 Semi-Annual Report to Shareholders

SPHB	PowerShares S&P 500® High Beta Portfolio

SPHD	PowerShares S&P 500® High Dividend Portfolio

SPLV	PowerShares S&P 500® Low Volatility Portfolio

EEHB	PowerShares S&P Emerging Markets High Beta Portfolio

EELV	PowerShares S&P Emerging Markets Low Volatility Portfolio

IDHB	PowerShares S&P International Developed High Beta Portfolio

IDLV	PowerShares S&P International Developed Low Volatility Portfolio

XMLV	PowerShares S&P MidCap Low Volatility Portfolio

XSLV	PowerShares S&P SmallCap Low Volatility Portfolio

2

Portfolio Composition

PowerShares S&P 500® High Beta Portfolio (SPHB)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	25.9
Consumer Discretionary	19.4
Energy	17.1
Industrials	14.5
Information Technology	9.2
Materials	7.2
Health Care	5.8
Consumer Staples	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.4%
6,220	Amazon.com, Inc.(b)	$1,891,689
92,453	Best Buy Co., Inc.	2,397,306
39,009	BorgWarner, Inc.	2,424,019
43,733	CarMax, Inc.(b)	1,914,631
33,842	CBS Corp., Class B	1,954,714
121,299	D.R. Horton, Inc.	2,702,542
37,180	Delphi Automotive PLC (United Kingdom)	2,485,111
26,726	Expedia, Inc.	1,897,279
139,347	Ford Motor Co.	2,250,454
17,497	Fossil Group, Inc.(b)	1,866,055
103,359	Gannett Co., Inc.	2,808,264
61,547	General Motors Co.(b)	2,122,140
24,018	Harman International Industries, Inc.	2,632,613
183,372	International Game Technology	2,301,319
43,542	Johnson Controls, Inc.	1,965,486
59,126	Lennar Corp., Class A	2,281,672
17,442	Mohawk Industries, Inc.(b)	2,309,495
150,179	PulteGroup, Inc.	2,761,792
29,172	Starwood Hotels & Resorts Worldwide, Inc.	2,236,034
17,068	Whirlpool Corp.	2,617,890

		45,820,505

	Consumer Staples—0.9%
147,975	Avon Products, Inc.	2,261,058

	Energy—17.1%
25,668	Anadarko Petroleum Corp.	2,541,645
34,930	Cameron International Corp.(b)	2,269,053
130,366	Denbury Resources, Inc.	2,192,756
25,860	EOG Resources, Inc.	2,534,280
41,222	FMC Technologies, Inc.(b)	2,337,287
40,464	Halliburton Co.	2,552,065

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
23,175	Helmerich & Payne, Inc.	$2,517,964
65,856	Marathon Oil Corp.	2,380,694
25,118	Marathon Petroleum Corp.	2,334,718
137,440	Nabors Industries Ltd.	3,507,469
66,239	Noble Corp. PLC	2,040,824
32,159	Noble Energy, Inc.	2,308,373
29,092	Phillips 66(b)	2,421,036
15,126	Pioneer Natural Resources Co.	2,923,402
51,110	Tesoro Corp.(b)	2,876,982
46,098	Valero Energy Corp.	2,635,423

		40,373,971

	Financials—25.9%
47,735	American International Group, Inc.	2,536,160
23,875	Ameriprise Financial, Inc.	2,665,166
125,583	Bank of America Corp.	1,901,327
68,825	Bank of New York Mellon Corp. (The)	2,331,103
9,163	BlackRock, Inc.	2,758,063
78,242	CBRE Group, Inc., Class A(b)	2,084,367
89,471	Charles Schwab Corp. (The)	2,375,455
48,856	Citigroup, Inc.	2,340,691
100,004	E*TRADE Financial Corp.(b)	2,245,090
49,493	Franklin Resources, Inc.	2,590,958
184,425	Genworth Financial, Inc., Class A(b)	3,291,986
13,095	Goldman Sachs Group, Inc. (The)	2,092,843
73,379	Hartford Financial Services Group, Inc. (The)	2,632,105
117,343	Host Hotels & Resorts, Inc. REIT	2,517,007
78,547	Invesco Ltd.(c)	2,765,640
59,995	Legg Mason, Inc.	2,813,166
55,545	Lincoln National Corp.	2,694,488
47,761	MetLife, Inc.	2,500,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares S&P 500® High Beta Portfolio (SPHB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
27,814	Moody’s Corp.	$2,183,399
91,359	Morgan Stanley	2,825,734
52,921	Principal Financial Group, Inc.	2,478,820
27,795	Prudential Financial, Inc.	2,242,501
30,842	State Street Corp.	1,991,159
28,155	T. Rowe Price Group, Inc.	2,312,370
66,289	Unum Group	2,202,121

		61,372,007

	Health Care—5.8%
13,992	Alexion Pharmaceuticals, Inc.(b)	2,213,534
7,469	Biogen Idec, Inc.(b)	2,144,499
13,312	Celgene Corp.(b)	1,956,997
29,281	Gilead Sciences, Inc.(b)	2,298,266
8,919	Regeneron Pharmaceuticals, Inc.(b)	2,647,962
35,306	Vertex Pharmaceuticals, Inc.(b)	2,390,216

		13,651,474

	Industrials—14.5%
76,123	Delta Air Lines, Inc.	2,803,610
33,232	Eaton Corp. PLC	2,413,972
29,118	Flowserve Corp.	2,127,070
31,922	Fluor Corp.	2,416,495
37,784	Ingersoll-Rand PLC	2,259,483
34,380	Jacobs Engineering Group, Inc.(b)	1,983,726
27,939	Kansas City Southern	2,818,486
123,639	Masco Corp.	2,483,908
33,689	PACCAR, Inc.	2,155,422
17,986	Parker Hannifin Corp.	2,282,064
87,305	Pitney Bowes, Inc.	2,339,774
55,827	Robert Half International, Inc.	2,501,050
33,132	Ryder System, Inc.	2,722,788
71,829	Textron, Inc.	2,937,806

		34,245,654

	Information Technology—9.2%
49,035	First Solar, Inc.(b)	3,309,372
43,554	Lam Research Corp.(b)	2,509,146
214,096	LSI Corp.	2,385,029
99,426	Micron Technology, Inc.(b)	2,597,007
35,453	Salesforce.com, Inc.(b)	1,831,147
29,282	SanDisk Corp.	2,488,092
24,232	Western Digital Corp.	2,135,566
204,739	Xerox Corp.	2,475,295
59,575	Yahoo!, Inc.(b)	2,141,721

		21,872,375

	Materials—7.2%
72,495	Allegheny Technologies, Inc.	2,986,794
27,448	Eastman Chemical Co.	2,392,642
46,144	International Paper Co.	2,152,618
24,415	LyondellBasell Industries NV, Class A	2,258,387
70,729	Owens-Illinois, Inc.(b)	2,247,768
73,306	Sealed Air Corp.	2,515,129
39,266	Vulcan Materials Co.	2,533,835

		17,087,173

	Total Common Stocks and Other Equity Interests (Cost $224,671,039)	236,684,217

Number of Shares		Value
	Money Market Fund—0.0%
3,333	Invesco Premier Portfolio—Institutional Class(d) (Cost $3,333)	$3,333

	Total Investments (Cost $224,674,372)—100.0%	236,687,550
	Other assets less liabilities—0.0%	29,847

	Net Assets—100.0%	$236,717,397

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Portfolio Composition

PowerShares S&P 500® High Dividend Portfolio (SPHD)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Utilities	26.7
Consumer Staples	19.1
Financials	14.9
Energy	10.1
Health Care	8.1
Industrials	7.7
Consumer Discretionary	6.2
Telecommunication Services	4.5
Information Technology	2.6
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—6.2%
41,397	Hasbro, Inc.	$2,287,598
95,847	Leggett & Platt, Inc.	3,149,533
52,676	Mattel, Inc.	2,065,689
25,485	McDonald’s Corp.	2,583,669

		10,086,489

	Consumer Staples—19.1%
96,169	Altria Group, Inc.	3,857,339
67,811	ConAgra Foods, Inc.	2,068,914
48,173	Dr Pepper Snapple Group, Inc.	2,669,748
36,869	Kellogg Co.	2,463,955
21,614	Kimberly-Clark Corp.	2,426,171
53,809	Kraft Foods Group, Inc.	3,059,580
65,593	Lorillard, Inc.	3,897,536
37,731	Philip Morris International, Inc.	3,223,359
75,619	Reynolds American, Inc.	4,267,180
82,389	Sysco Corp.	3,001,431

		30,935,213

	Energy—10.1%
20,172	Chevron Corp.	2,531,989
43,132	ConocoPhillips	3,205,139
86,490	Diamond Offshore Drilling, Inc.	4,723,219
91,788	Kinder Morgan, Inc.	2,997,796
74,266	Spectra Energy Corp.	2,949,103

		16,407,246

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—14.9%
103,740	Apartment Investment & Management Co., Class A REIT	$3,198,304
22,668	AvalonBay Communities, Inc. REIT	3,095,315
76,450	Health Care REIT, Inc. REIT	4,823,231
156,596	Kimco Realty Corp. REIT	3,589,180
52,526	Macerich Co. (The) REIT	3,409,463
219,823	People’s United Financial, Inc.	3,139,072
65,296	Plum Creek Timber Co., Inc. REIT	2,846,906

		24,101,471

	Health Care—8.1%
30,545	Baxter International, Inc.	2,223,371
53,146	Eli Lilly & Co.	3,140,929
23,357	Johnson & Johnson	2,365,830
49,768	Merck & Co., Inc.	2,914,414
77,955	Pfizer, Inc.	2,438,432

		13,082,976

	Industrials—7.7%
84,542	General Electric Co.	2,273,335
16,286	Lockheed Martin Corp.	2,673,184
38,240	PACCAR, Inc.	2,446,595
70,313	Republic Services, Inc.	2,467,283
58,483	Waste Management, Inc.	2,599,569

		12,459,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares S&P 500® High Dividend Portfolio (SPHD) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology—2.6%
68,099	CA, Inc.	$2,052,504
53,126	Paychex, Inc.	2,221,198

		4,273,702

	Telecommunication Services—4.5%
114,646	AT&T, Inc.	4,092,862
66,350	Verizon Communications, Inc.	3,100,536

		7,193,398

	Utilities—26.7%
61,461	Entergy Corp.	4,455,922
134,874	Exelon Corp.	4,724,636
142,081	FirstEnergy Corp.	4,795,234
66,931	Integrys Energy Group, Inc.	4,101,532
216,928	Pepco Holdings, Inc.	5,804,993
79,450	PG&E Corp.	3,621,331
117,393	PPL Corp.	3,913,883
97,695	Public Service Enterprise Group, Inc.	4,002,564
85,244	Southern Co. (The)	3,906,733
219,519	TECO Energy, Inc.	3,942,561

		43,269,389

	Total Common Stocks and Other Equity Interests (Cost $149,214,291)	161,809,850

	Money Market Fund—0.3%
394,867	Invesco Premier Portfolio—Institutional Class(b) (Cost $394,867)	394,867

	Total Investments (Cost $149,609,158)—100.2%	162,204,717
	Other assets less liabilities—(0.2)%	(307,910)

	Net Assets—100.0%	$161,896,807

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Portfolio Composition

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Utilities	25.3
Consumer Staples	17.3
Financials	15.1
Industrials	13.2
Health Care	11.3
Materials	5.0
Information Technology	4.5
Consumer Discretionary	3.9
Energy	3.4
Telecommunication Services	1.0
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—3.9%
61,740	AutoZone, Inc.(b)	$32,962,368
484,765	McDonald’s Corp.	49,145,476
611,558	Target Corp.	37,763,706
559,487	TJX Cos., Inc. (The)	32,550,954

		152,422,504

	Consumer Staples—17.3%
1,069,603	Altria Group, Inc.	42,901,776
455,352	Clorox Co. (The)	41,300,426
904,000	Coca-Cola Co. (The)	36,874,160
572,921	Colgate-Palmolive Co.	38,557,583
321,251	Costco Wholesale Corp.	37,162,316
479,974	CVS Caremark Corp.	34,903,709
691,785	Dr Pepper Snapple Group, Inc.	38,338,725
770,127	General Mills, Inc.	40,832,134
359,433	Hershey Co. (The)	34,591,832
713,628	Kellogg Co.	47,691,759
309,099	Kimberly-Clark Corp.	34,696,363
544,898	McCormick & Co., Inc.	38,796,738
515,762	PepsiCo, Inc.	44,298,798
451,740	Philip Morris International, Inc.	38,592,148
442,287	Procter & Gamble Co. (The)	36,510,792
756,139	Reynolds American, Inc.	42,668,924
599,842	Wal-Mart Stores, Inc.	47,813,406

		676,531,589

Number of Shares		Value
	Common Stocks (continued)
	Energy—3.4%
350,700	Chevron Corp.	$44,019,864
575,847	ConocoPhillips	42,791,191
439,605	Exxon Mobil Corp.	45,019,948

		131,831,003

	Financials—15.1%
383,426	ACE Ltd.	39,232,148
670,425	Allstate Corp. (The)	38,180,704
897,232	BB&T Corp.	33,493,671
332,061	Berkshire Hathaway, Inc., Class B(b)	42,786,060
473,110	Chubb Corp. (The)	43,563,969
799,003	Cincinnati Financial Corp.	38,943,406
879,410	Loews Corp.	38,667,658
321,632	M&T Bank Corp.	39,242,320
816,896	Marsh & McLennan Cos., Inc.	40,281,142
2,537,078	People’s United Financial, Inc.	36,229,474
1,454,433	Progressive Corp. (The)	35,270,000
515,485	Torchmark Corp.	41,084,154
440,799	Travelers Cos., Inc. (The)	39,927,573
1,054,933	U.S. Bancorp	43,020,168
764,317	Wells Fargo & Co.	37,940,696

		587,863,143

	Health Care—11.3%
520,678	AmerisourceBergen Corp.	33,937,792
489,452	Baxter International, Inc.	35,627,211
347,415	Becton, Dickinson and Co.	39,268,317

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares S&P 500® Low Volatility Portfolio (SPLV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
261,102	C.R. Bard, Inc.	$35,857,138
759,829	DENTSPLY International, Inc.	33,911,168
632,075	Eli Lilly & Co.	37,355,632
458,461	Johnson & Johnson	46,437,515
607,043	Medtronic, Inc.	35,706,269
958,381	Patterson Cos., Inc.	39,006,107
1,069,767	Pfizer, Inc.	33,462,312
475,669	Stryker Corp.	36,983,265
352,462	Zimmer Holdings, Inc.	34,118,322

		441,671,048

	Industrials—13.2%
292,938	3M Co.	40,744,746
640,458	Cintas Corp.	37,742,190
433,909	Danaher Corp.	31,840,242
355,272	Honeywell International, Inc.	33,004,769
441,176	Illinois Tool Works, Inc.	37,601,431
325,410	L-3 Communications Holdings, Inc.	37,542,552
213,956	Lockheed Martin Corp.	35,118,738
287,528	Northrop Grumman Corp.	34,937,527
345,431	Raytheon Co.	32,981,752
1,099,882	Republic Services, Inc.	38,594,859
309,967	Stericycle, Inc.(b)	36,092,558
416,890	United Parcel Service, Inc., Class B	41,063,665
314,994	United Technologies Corp.	37,273,240
916,465	Waste Management, Inc.	40,736,869

		515,275,138

	Information Technology—4.5%
507,500	Automatic Data Processing, Inc.	39,564,700
1,010,650	CA, Inc.	30,460,991
617,896	Fiserv, Inc.(b)	37,555,719
939,473	Paychex, Inc.	39,279,366
654,548	Verisign, Inc.(b)	30,881,575

		177,742,351

	Materials—5.0%
949,327	Bemis Co., Inc.	38,200,918
515,778	E.I. du Pont de Nemours & Co.	34,722,175
380,421	International Flavors & Fragrances, Inc.	37,479,077
316,515	Praxair, Inc.	41,321,033
439,571	Sigma-Aldrich Corp.	42,291,126

		194,014,329

	Telecommunication Services—1.0%
1,122,305	AT&T, Inc.	40,066,288

	Utilities—25.3%
815,070	AGL Resources, Inc.	44,013,780
944,380	Ameren Corp.	39,012,338
751,699	American Electric Power Co., Inc.	40,448,923
1,295,119	CMS Energy Corp.	39,255,057
765,225	Consolidated Edison, Inc.	44,406,007
544,332	Dominion Resources, Inc.	39,485,843
550,903	DTE Energy Co.	43,047,560
603,858	Duke Energy Corp.	44,981,382
672,551	Edison International	38,039,485
638,709	Integrys Energy Group, Inc.	39,140,088
387,206	NextEra Energy, Inc.	38,662,519
993,923	NiSource, Inc.	36,099,283

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
827,082	Northeast Utilities	$39,087,895
1,836,544	Pepco Holdings, Inc.	49,145,918
799,053	PG&E Corp.	36,420,836
650,624	Pinnacle West Capital Corp.	36,402,413
1,287,531	PPL Corp.	42,926,284
1,054,870	Public Service Enterprise Group, Inc.	43,218,024
804,916	SCANA Corp.	43,207,891
386,253	Sempra Energy	38,088,408
1,018,490	Southern Co. (The)	46,677,397
2,160,391	TECO Energy, Inc.	38,800,622
881,355	Wisconsin Energy Corp.	42,728,090
1,337,492	Xcel Energy, Inc.	42,625,870

		985,921,913

	Total Common Stocks (Cost $3,509,178,392)	3,903,339,306

	Money Market Fund—0.2%
6,865,065	Invesco Premier Portfolio—Institutional Class(c) (Cost $6,865,065)	6,865,065

	Total Investments (Cost $3,516,043,457)—100.2%	3,910,204,371
	Other assets less liabilities—(0.2)%	(7,771,162)

	Net Assets—100.0%	$3,902,433,209

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Portfolio Composition

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	40.2
Materials	16.9
Industrials	14.4
Consumer Discretionary	10.0
Consumer Staples	5.8
Energy	4.6
Telecommunication Services	2.4
Utilities	2.1
Health Care	1.9
Information Technology	1.7
Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Bahamas—0.5%
2,603	Sesa Sterlite Ltd. ADR	$31,783

	Brazil—8.2%
2,460	Banco Bradesco SA	37,633
2,560	Banco Bradesco SA (Preference Shares)	38,017
3,300	Banco do Brasil SA	34,566
6,400	BM&FBOVESPA SA	32,645
3,300	BR Malls Participacoes SA	28,468
13,000	Centrais Eletricas Brasileiras SA	45,254
3,700	Cia de Saneamento Basico do Estado de Sao Paulo	34,965
2,760	Itau Unibanco Holding SA (Preference Shares)	45,445
7,555	Itausa—Investimentos Itau SA (Preference Shares)	33,128
5,800	Petroleo Brasileiro SA	40,562
5,000	Petroleo Brasileiro SA (Preference Shares)	37,070
1,800	Porto Seguro SA	26,376
133,150	PT Vale Indonesia Tbk	40,884
2,000	Vale SA	26,309
2,300	Vale SA (Preference Shares)	27,189

		528,511

	British Virgin Islands—0.4%
39,000	Nine Dragons Paper Holdings Ltd.	25,605

	Chile—0.5%
1,957	CAP SA	29,336

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China—16.4%
68,000	Agricultural Bank of China Ltd., H-Shares	$28,506
7,750	Anhui Conch Cement Co. Ltd., H-Shares	28,789
40,000	BBMG Corp. H-Shares	28,119
26,000	Belle International Holdings Ltd.	26,929
53,500	China CITIC Bank Corp. Ltd., H-Shares	31,881
51,000	China Coal Energy Co. Ltd., H-Shares	27,563
38,500	China Construction Bank Corp., H-Shares	26,568
22,000	China Everbright Ltd.	29,398
12,900	China International Marine Containers Group Co. Ltd., Class H	25,391
10,000	China Life Insurance Co. Ltd., H-Shares	25,771
17,000	China Merchants Bank Co. Ltd., H-Shares	30,348
8,000	China Merchants Holdings International Co. Ltd.	25,023
36,000	China Minsheng Banking Corp. Ltd., H-Shares	36,219
29,000	China National Building Material Co. Ltd., H-Shares	27,418
11,000	China Overseas Land & Investment Ltd.	26,986
9,400	China Pacific Insurance (Group) Co. Ltd., H-Shares	29,463
36,500	China Railway Construction Corp. Ltd., H-Shares	30,178
64,000	China Railway Group Ltd., H-Shares	28,480
14,000	China Resources Land Ltd.	28,820
15,100	China Taiping Insurance Holdings Co. Ltd.(a)	23,956
67,000	Chongqing Rural Commercial Bank, H-Shares	29,383
18,000	Citic Securities Co. Ltd., Class H	36,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
6,750	Great Wall Motor Co. Ltd., H-Shares	$30,560
31,000	Greentown China Holdings Ltd.	31,188
24,200	Guangzhou R&F Properties Co. Ltd., H-Shares	31,589
22,800	Haitong Securities Co. Ltd., Class H	31,879
44,000	Industrial & Commercial Bank of China Ltd., H-Shares	26,220
16,500	Jiangxi Copper Co. Ltd., H-Shares	27,242
8,600	New China Life Insurance Co. Ltd., Class H(a)	25,347
3,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	22,192
16,500	Shimao Property Holdings Ltd.	32,562
53,500	Sino-Ocean Land Holdings Ltd.	28,293
21,700	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	23,567
40,000	Yanzhou Coal Mining Co. Ltd., H-Shares	30,131
40,750	Zhaojin Mining Industry Co. Ltd., H-Shares	24,441
10,500	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	30,811
42,500	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	28,341

		1,055,678

	Cyprus—0.4%
2,420	Novolipetsk Steel OJSC GDR	28,096

	France—0.4%
11,400	Glow Energy PCL	27,390

	Germany—0.5%
16,000	PT Indocement Tunggal Prakarsa Tbk	30,377

	Hong Kong—2.4%
48,283	Country Garden Holdings Co. Ltd.	19,369
30,400	Indofood CBP Sukses Makmur Tbk PT	26,294
46,900	PT Astra International Tbk	30,120
37,900	PT Indofood Sukses Makmur Tbk	23,111
14,850	PT United Tractors Tbk	27,872
97,750	Shui On Land Ltd.	25,847

		152,613

	India—4.2%
1,772	Axis Bank Ltd. GDR	44,832
707	ICICI Bank Ltd. ADR	30,168
1,751	Larsen & Toubro Ltd. GDR	37,734
1,650	Mahindra & Mahindra Ltd. GDR	29,386
986	Reliance Industries Ltd. GDR(b)	30,566
462	State Bank of India GDR	31,624
840	Tata Motors Ltd. ADR	31,433
5,543	Tata Steel Ltd. GDR	36,168

		271,911

	Indonesia—8.7%
300,800	PT Adaro Energy Tbk	30,831
65,900	PT AKR Corporindo Tbk	27,189
257,000	PT Aneka Tambang (Persero) Tbk	26,119
31,050	PT Bank Central Asia Tbk	29,542
42,400	PT Bank Mandiri Persero Tbk	36,032
82,650	PT Bank Negara Indonesia (Persero) Tbk	34,421
430,299	PT Bank Pan Indonesia Tbk(a)	32,380
43,650	PT Bank Rakyat Indonesia (Persero) Tbk	37,377
259,949	PT Bumi Serpong Damai	35,075
106,850	PT Charoen Pokphand Indonesia Tbk	34,842

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia (continued)
208,600	PT Global Mediacom Tbk	$39,513
253,299	PT Kalbe Farma Tbk	33,849
325,399	PT Lippo Karawaci Tbk	30,115
177,850	PT Media Nusantara Citra Tbk	41,765
1,052,248	PT Pakuwon Jati Tbk	32,037
23,950	PT Semen Indonesia (Persero) Tbk	30,762
147,300	PT Telekomunikasi Indonesia Persero Tbk	28,857

		560,706

	Malaysia—0.4%
39,100	UEM Sunrise Bhd	27,539

	Mauritius—0.5%
46,500	Indorama Ventures PCL	34,200

	Mexico—3.2%
10,400	Grupo Bimbo SAB de CV, Series A	28,668
5,300	Grupo Carso SAB de CV, Series A1	26,992
12,650	Grupo Financiero Inbursa SA de CV, Class O	32,386
10,250	Grupo Mexico SAB de CV, Series B	30,854
1,287	Industrias Penoles SAB de CV	29,949
9,900	Kimberly-Clark de Mexico SAB de CV, Class A	25,822
18,500	Minera Frisco SAB de CV, Class A(a)	33,809

		208,480

	Netherlands—0.5%
12,350	PT Unilever Indonesia Tbk	31,245

	Philippines—2.8%
18,795	Aboitiz Equity Ventures, Inc.	23,863
1,990	Ayala Corp.	27,854
45,400	Ayala Land, Inc.	30,654
327,999	Megaworld Corp.	34,212
1,815	SM Investments Corp.	29,517
82,650	SM Prime Holdings, Inc.	30,257

		176,357

	Poland—0.9%
1,375	Grupa Azoty SA	27,227
807	KGHM Polska Miedz SA	29,174

		56,401

	Russia—0.5%
4,259	Severstal OAO GDR	29,983

	Saudi Arabia—0.5%
10,699	Turk Telekomunikasyon AS	31,985

	South Africa—12.0%
1,488	African Rainbow Minerals Ltd.	27,935
1,115	Aspen Pharmacare Holdings Ltd.	29,642
803	Assore Ltd.	31,001
2,538	Barloworld Ltd.	27,621
1,146	Bidvest Group Ltd.	31,395
3,749	Discovery Ltd.	32,466
1,902	Exxaro Resources Ltd.	25,895
8,710	FirstRand Ltd.	31,975
3,226	Foschini Group Ltd. (The)	33,237
14,012	Growthpoint Properties Ltd. REIT	32,332
3,147	Impala Platinum Holdings Ltd.	35,381
1,900	Imperial Holdings Ltd.	35,351
3,529	Investec Ltd.	30,967
2,333	Liberty Holdings Ltd.	27,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Africa (continued)
7,523	Life Healthcare Group Holdings Ltd.	$29,839
13,151	MMI Holdings Ltd.	32,968
2,024	Mr. Price Group Ltd.	30,424
1,369	MTN Group Ltd.	27,404
224	Naspers Ltd., Class N	21,100
1,578	Remgro Ltd.	31,714
6,925	RMB Holdings Ltd.	33,148
6,377	Sanlam Ltd.	34,061
2,174	Standard Bank Group Ltd.	28,505
4,225	Truworths International Ltd.	33,840
5,525	Woolworths Holdings Ltd.	37,511

		773,632

	South Korea—7.2%
950	Doosan Heavy Industries & Construction Co. Ltd.	31,995
2,900	Doosan Infracore Co. Ltd.(a)	34,941
786	GS Engineering & Construction Corp.(a)	27,612
545	Hyundai Steel Co.	35,602
91	Korea Zinc Co. Ltd.	29,987
760	Korean Air Lines Co. Ltd.(a)	24,492
310	Kumho Petro Chemical Co. Ltd.	26,191
125	LG Chem Ltd.	31,816
191	LG Chem Ltd. (Preference Shares)	27,634
176	Lotte Chemical Corp.	27,764
39	Naver Corp.	27,854
414	Samsung Electro-Mechanics Co. Ltd.	26,524
20	Samsung Electronics Co. Ltd.	25,994
425	Samsung Engineering Co. Ltd.(a)	31,794
710	SK Hynix, Inc.(a)	27,588
2,380	Woori Finance Holdings Co. Ltd.(a)	26,833

		464,621

	Spain—1.0%
5,200	Banco Santander Brasil SA	34,668
12,700	Grupo Financiero Santander Mexico SAB de CV, Class B	30,321

		64,989

	Thailand—9.0%
4,450	Airports of Thailand PCL	26,816
67,000	Bangkok Dusit Medical Services PCL	30,643
27,500	Berli Jucker PCL	40,579
23,800	Central Pattana PCL	33,280
28,000	Charoen Pokphand Foods PCL	23,362
125,914	Home Product Center PCL	34,825
262,850	IRPC PCL	29,891
144,800	Jasmine International PCL	37,140
5,300	Kasikornbank PCL	31,364
55,100	Krung Thai Bank PCL	30,819
43,200	Land and Houses PCL NVDR	13,216
86,500	Land and Houses PCL	26,463
36,300	Minor International PCL	27,595
69,100	Pruksa Real Estate PCL	47,832
19,300	Robinson Department Store PCL	30,119
2,200	Siam City Cement PCL	26,242
6,600	Siam Commercial Bank PCL	33,755
58,100	Thai Airways International PCL(a)	23,341
151,550	True Corp. PCL(a)	31,612

		578,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Turkey—15.8%
14,649	Akbank TAS	$50,988
2,860	Anadolu Efes Biracilik ve Malt Sanayii AS	34,105
6,833	Arcelik AS	41,952
7,308	Aselsan Elektronik Sanayi Ve Ticaret AS	32,340
58,814	Asya Katilim Bankasi AS(a)	44,998
6,671	Aygaz AS	27,410
1,403	BIM Birlesik Magazalar AS	32,302
1,324	Coca-Cola Icecek AS	30,921
29,374	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT	38,288
11,966	Haci Omer Sabanci Holding AS	50,296
10,143	Koc Holding AS	45,173
4,309	Koza Altin Isletmeleri AS	42,838
3,704	Tav Havalimanlari Holding AS	29,563
6,326	Tofas Turk Otomobil Fabrikasi AS	38,540
1,950	Tupras Turkiye Petrol Rafine AS	43,745
30,864	Turk Ekonomi Bankasi AS(a)	30,319
11,699	Turk Hava Yollari AO	37,295
1,160	Turk Traktor ve Ziraat Makineleri AS	33,227
13,717	Turkiye Garanti Bankasi AS	50,077
7,826	Turkiye Halk Bankasi AS	52,114
19,690	Turkiye Is Bankasi, Class C	46,217
32,706	Turkiye Sise ve Cam Fabrikalari AS	40,778
24,870	Turkiye Vakiflar Bankasi TAO, Class D	51,798
24,748	Yapi ve Kredi Bankasi AS	51,310
4,157	Yazicilar Holding AS, Class A	37,694

		1,014,288

	United Kingdom—1.8%
721	Anglo American Platinum Ltd.(a)	34,232
785	Kumba Iron Ore Ltd.	27,889
5,791	Migros Ticaret AS(a)	51,964

		114,085

	United States—1.2%
4,073	Ford Otomotiv Sanayi AS	45,878
2,322	Massmart Holdings Ltd.	30,703

		76,581

	Total Common Stocks and Other Equity Interests (Cost $6,201,550)	6,425,286

	Warrants—0.0%
	Thailand—0.0%
8,640	Land and Houses PCL NVDR, expiring 05/05/17(a) (Cost $0)	1,709

	Rights—0.0%
	South Korea—0.0%
253	GS Engineering & Construction Corp., expiring 05/23/14(a) (Cost $0)	2,130

	Total Investments (Cost $6,201,550)—99.9%	6,429,125
	Other assets less liabilities—0.1%	3,991

	Net Assets—100.0%	$6,433,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB) (continued)

April 30, 2014

(Unaudited)

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2014 was $30,566. which represented 0.48% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Portfolio Composition

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	31.8
Consumer Staples	11.2
Telecommunication Services	10.0
Industrials	9.6
Energy	9.2
Materials	8.3
Information Technology	7.3
Consumer Discretionary	6.7
Utilities	3.6
Health Care	2.2
Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Belgium—0.4%
131,000	Ambev SA	$955,413

	Brazil—9.4%
74,300	Banco Bradesco SA (Preference Shares)	1,103,388
49,700	BRF SA	1,123,001
125,800	CCR SA	983,907
23,000	Cia Brasileira de Distribuicao (Preference Shares)	1,085,707
73,900	Cielo SA	1,306,092
72,300	Cosan Ltd.	879,912
56,000	Cosan SA Industria e Comercio	958,160
118,400	CPFL Energia SA	1,001,787
172,400	EcoRodovias Infraestrutura e Logistica SA	1,028,252
137,200	Hypermarcas SA	1,009,839
70,300	Itau Unibanco Holding SA (Preference Shares)	1,157,538
258,400	Itausa—Investimentos Itau SA (Preference Shares)	1,133,054
142,400	Lojas Americanas SA (Preference Shares)	1,079,970
26,800	M Dias Branco SA	1,151,167
50,100	Multiplan Empreendimentos Imobiliarios SA	1,104,691
59,900	Porto Seguro SA	877,749
122,500	Transmissora Alianca de Energia Eletrica SA	1,078,682
49,700	Ultrapar Participacoes SA	1,244,863
106,600	WEG SA	1,283,521

		20,591,280

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Chile—2.7%
8,441,329	Banco de Chile	$1,084,398
82,399	Cia Cervecerias Unidas SA	972,380
82,534	Empresa Nacional de Telecomunicaciones SA (Entel)	1,013,020
404,224	Empresas CMPC SA	899,605
73,537	Empresas COPEC SA	948,587
108,423	S.A.C.I. Falabella	922,152

		5,840,142

	China—6.6%
2,020,460	Agricultural Bank of China Ltd., H-Shares	846,978
2,318,546	Bank of China Ltd., H-Shares	1,019,785
1,486,756	Bank of Communications Co. Ltd., H-Shares	924,326
1,311,438	China Construction Bank Corp., H-Shares	904,982
146,991	China Mobile Ltd.	1,397,323
2,233,236	China Telecom Corp. Ltd., H-Shares	1,146,453
675,112	China Unicom (Hong Kong) Ltd.	1,036,242
561,825	CNOOC Ltd.	929,026
1,531,669	Industrial & Commercial Bank of China Ltd., H-Shares	912,737
2,202,896	People’s Insurance Co. (Group) of China Ltd., H-Shares	843,896
910,610	PetroChina Co. Ltd., H-Shares	1,054,745
261,209	Shanghai Industrial Holdings Ltd.	808,608
320,815	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	587,600
1,271,835	SOHO China Ltd.	1,012,173

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
817,018	Sun Art Retail Group Ltd.	$1,064,368

		14,489,242

	Colombia—1.9%
78,100	Bancolombia SA (Preference Shares)	1,107,543
182,047	Cementos Argos SA	1,017,575
492,669	Ecopetrol SA	919,221
60,339	Grupo de Inversiones Suramericana SA	1,179,829

		4,224,168

	France—0.9%
3,646	Komercni Banka AS	839,263
73,900	Tractebel Energia SA	1,083,230

		1,922,493

	Hungary—1.0%
17,473	MOL Hungarian Oil & Gas PLC	1,001,188
62,106	Richter Gedeon Nyrt	1,060,582

		2,061,770

	Indonesia—0.6%
8,044,591	PT Trada Maritime TBK(a)	1,280,288

	Italy—1.6%
13,909	Bank Pekao SA	890,575
839,547	Empresa Nacional de Electricidad SA	1,241,771
3,855,365	Enersis SA	1,246,718

		3,379,064

	Malaysia—15.2%
699,900	AMMB Holdings Bhd	1,538,901
991,100	Axiata Group Bhd	2,042,598
58,600	British American Tobacco Malaysia Bhd	1,098,245
894,500	Bumi Armada Bhd	1,095,698
505,800	CIMB Group Holdings Bhd	1,163,239
958,600	DiGi.Com Bhd	1,626,288
721,100	Gamuda Bhd	1,017,998
317,600	Genting Bhd	953,140
665,600	Genting Malaysia Bhd	860,154
1,123,600	IHH Healthcare Bhd(a)	1,379,769
699,000	IOI Corp. Bhd	1,070,280
173,300	Kuala Lumpur Kepong Bhd	1,284,293
496,000	Malayan Banking Bhd	1,503,721
345,700	Malaysia Airports Holdings Bhd	853,267
948,000	Maxis Bhd	2,017,639
765,200	Petronas Chemicals Group Bhd	1,577,031
133,400	Petronas Dagangan Bhd	1,237,795
167,600	Petronas Gas Bhd	1,206,125
531,200	Public Bank Bhd	3,276,181
852,300	Sime Darby Bhd	2,463,853
993,900	Telekom Malaysia Bhd	1,887,056
275,400	Tenaga Nasional Bhd	1,003,601
309,900	UMW Holdings Bhd	1,021,137

		33,178,009

	Mexico—2.2%
848,378	America Movil SAB de CV, Series L	854,924
177,292	Arca Continental SAB de CV	1,126,954
86,419	Coca-Cola Femsa SAB de CV, Series L	967,782
108,873	Fomento Economico Mexicano SAB de CV	988,666
143,147	Grupo Televisa SAB de CV, Series CPO	937,471

		4,875,797

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Morocco—0.6%
33,065	Attijariwafa Bank	$1,291,375

	Philippines—0.4%
14,957	Philippine Long Distance Telephone Co.	966,266

	Poland—0.8%
69,649	Powszechna Kasa Oszczednosci Bank Polski SA	954,711
6,104	Powszechny Zaklad Ubezpieczen SA	865,332

		1,820,043

	Russia—2.6%
21,481	LUKOIL OAO ADR	1,135,271
51,392	MMC Norilsk Nickel OJSC ADR	926,598
54,302	Mobile TeleSystems OJSC ADR	910,101
7,746	NovaTek OAO GDR	800,162
160,572	Rosneft Oil Co. GDR	1,007,268
111,871	Surgutneftegas OJSC ADR	792,047

		5,571,447

	South Africa—6.9%
36,266	Bidvest Group Ltd.	993,504
97,113	Coronation Fund Managers Ltd.	935,890
93,168	Distell Group Ltd.	1,105,862
276,272	FirstRand Ltd.	1,014,198
111,988	Investec Ltd.	982,686
75,913	Liberty Holdings Ltd.	908,478
127,943	Mediclinic International Ltd.	892,952
995,789	Redefine Properties Ltd. REIT	939,892
50,657	Remgro Ltd.	1,018,080
358,442	RMI Holdings	1,021,091
18,947	Sasol Ltd.	1,062,014
62,853	Shoprite Holdings Ltd.	1,048,570
91,405	Spar Group Ltd. (The)	1,071,917
84,403	Standard Bank Group Ltd.	1,106,656
34,674	Tiger Brands Ltd.	925,658

		15,027,448

	South Korea—16.4%
855	Amorepacific Corp.	1,104,640
17,095	Cheil Industries, Inc.	1,090,255
147,430	Daewoo Securities Co. Ltd.(a)	1,207,063
17,139	Dongbu Insurance Co. Ltd.	945,440
6,710	Doosan Corp.	863,670
19,627	GS Holdings	913,635
34,610	Hanwha Corp.	1,006,513
7,259	Hyundai Department Store Co. Ltd.	934,334
17,816	Hyundai Engineering & Construction Co. Ltd.	962,095
35,130	Hyundai Marine & Fire Insurance Co. Ltd.	1,030,135
101,840	Industrial Bank of Korea	1,251,687
27,580	KB Financial Group, Inc.	939,530
15,617	Kia Motors Corp.	866,016
26,050	Korea Aerospace Industries Ltd.	830,686
36,840	KT Corp.	1,169,411
15,910	KT&G Corp.	1,274,894
3,760	LG Chem Ltd.	957,011
22,597	LG Corp.	1,257,454
16,578	LG Electronics, Inc.	1,102,205
2,789	Lotte Shopping Co. Ltd.	863,718

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
5,308	POSCO	$1,579,609
16,670	Samsung C&T Corp.	1,045,404
31,790	Samsung Card Co. Ltd.	1,152,168
14,041	Samsung Electro-Mechanics Co. Ltd.	899,559
753	Samsung Electronics Co. Ltd.	978,689
4,146	Samsung Fire & Marine Insurance Co. Ltd.	983,035
11,392	Samsung Life Insurance Co. Ltd.	1,059,490
39,827	Samsung Securities Co., Ltd.	1,516,687
23,085	Samsung Techwin Co. Ltd.	1,293,546
21,480	Shinhan Financial Group Co. Ltd.	935,449
4,459	SK Holdings Co. Ltd.	789,700
8,290	SK Innovation Co. Ltd.	946,695
20,599	S-Oil Corp.	1,204,084
103,970	Woori Investment & Securities Co. Ltd.	877,401

		35,831,908

	Spain—0.9%
16,397,493	Banco Santander Chile	990,767
49,900	Telefonica Brasil SA (Preference Shares)	1,047,589

		2,038,356

	Taiwan—26.0%
842,000	Advanced Semiconductor Engineering, Inc.	975,893
1,167,120	Asia Cement Corp.	1,534,362
660,260	Cathay Financial Holding Co. Ltd.	931,422
2,523,500	Chang Hwa Commercial Bank	1,466,568
362,738	Cheng Shin Rubber Industry Co. Ltd.	1,040,238
460,000	Cheng Uei Precision Industry Co. Ltd.	924,631
348,000	Chicony Electronics Co. Ltd.	904,630
3,876,000	China Development Financial Holding Corp.	1,110,252
1,031,500	China Life Insurance Co. Ltd.	901,768
2,414,000	China Petrochemical Development Corp.	951,275
1,655,285	China Steel Corp.	1,389,545
295,000	Chong Hong Construction Co.	813,746
592,000	Chunghwa Telecom Co. Ltd.	1,846,692
1,977,650	CTBC Financial Holding Co. Ltd.	1,175,535
1,875,400	E.Sun Financial Holding Co. Ltd.	1,133,388
2,256,000	Eva Airways Corp.(a)	1,143,016
1,252,520	Far Eastern Department Stores Co. Ltd.	1,165,501
1,134,880	Far Eastern New Century Corp.	1,161,262
479,000	Far EasTone Telecommunications Co. Ltd.	1,035,787
2,919,715	First Financial Holding Co. Ltd.	1,711,337
382,090	Formosa Chemicals & Fibre Corp.	923,656
370,000	Formosa Petrochemical Corp.	929,962
442,400	Formosa Plastics Corp.	1,139,768
479,000	Foxconn Technology Co. Ltd.	1,189,648
739,000	Fubon Financial Holding Co. Ltd.	954,401
447,000	Hon Hai Precision Industry Co. Ltd.	1,281,880
55,000	MediaTek, Inc.	859,660
1,558,000	Mega Financial Holding Co. Ltd.	1,191,794
392,000	Nan Ya Plastics Corp.	858,044
132,000	President Chain Store Corp.	981,323
319,000	Quanta Computer, Inc.	874,667
478,000	Ruentex Development Co. Ltd.	845,261
368,000	Ruentex Industries Ltd.	873,753
296,000	ScinoPharm Taiwan Ltd.	804,742
3,962,018	Shin Kong Financial Holding Co. Ltd.	1,199,180

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
660,000	Siliconware Precision Industries Co.	$967,117
187,000	Simplo Technology Co. Ltd.	972,217
2,461,878	SinoPac Financial Holdings Co. Ltd.	1,096,505
3,107,825	Taishin Financial Holding Co. Ltd.	1,409,935
594,000	Taiwan Cement Corp.	942,202
4,063,931	Taiwan Cooperative Financial Holding	2,159,947
659,000	Taiwan Fertilizer Co. Ltd.	1,309,358
280,000	Taiwan Mobile Co. Ltd.	903,106
230,000	Taiwan Semiconductor Manufacturing Co. Ltd.	902,543
3,267,000	Tatung Co. Ltd.(a)	1,033,176
571,340	Uni-President Enterprises Corp.	966,802
2,716,000	Walsin Lihwa Corp.(a)	890,403
985,000	Wistron Corp.	821,975
897,000	WPG Holdings Ltd.	1,102,017
1,854,000	Yuanta Financial Holding Co. Ltd.	923,992
623,000	Yulon Motor Co. Ltd.	967,571
357,000	Zhen Ding Technology Holding Ltd.	1,034,423

		56,627,876

	Thailand—0.5%
108,938	PTT PCL	1,053,696

	United Kingdom—1.8%
65,934	Barclays Africa Group Ltd.	964,172
53,080	Nedbank Group Ltd.	1,134,820
101,400	Souza Cruz SA	923,282
73,210	Vodacom Group Ltd.	872,098

		3,894,372

	United States—0.5%
428,325	Wal-Mart de Mexico SAB de CV, Series V	1,083,166

	Total Common Stocks and Other Equity Interests (Cost $215,038,352)	218,003,619

	Rights—0.0%
	Belgium—0.0%
183	Ambev SA, expiring 05/29/14(a)	20

	Taiwan—0.0%
170,834	E.Sun Financial Holding Co. Ltd., expiring 05/06/14(a)	18,386

	Total Rights (Cost $0)	18,406

	Total Investments (Cost $215,038,352)—99.9%	218,022,025
	Other assets less liabilities—0.1%	191,892

	Net Assets—100.0%	$218,213,917

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Portfolio Composition

PowerShares S&P International Developed High Beta Portfolio (IDHB)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	35.1
Industrials	18.7
Materials	18.4
Consumer Discretionary	13.7
Information Technology	5.7
Utilities	3.3
Consumer Staples	2.5
Energy	1.7
Health Care	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—2.0%
7,131	Fortescue Metals Group Ltd.	$33,367
3,468	Iluka Resources Ltd.	28,566
2,592	Newcrest Mining Ltd.(a)	25,121
29,260	Qantas Airways Ltd.(a)	33,075

		120,129

	Austria—0.6%
1,112	Erste Group Bank AG	37,297

	Bahamas—0.6%
2,467	Vedanta Resources PLC	39,407

	Belgium—0.5%
494	KBC Groep NV	30,076

	Canada—2.9%
1,998	First Quantum Minerals Ltd.	39,743
8,340	IAMGOLD Corp.	29,030
7,804	Lundin Mining Corp.(a)	39,822
5,175	Osisko Mining Corp.(a)	37,017
1,422	Teck Resources Ltd., Class B(b)	32,367

		177,979

	Finland—1.4%
1,790	Kemira Oyj	27,301
2,908	Stora Enso Oyj, Class R	29,616
1,653	UPM-Kymmene Oyj	28,879

		85,796

	France—4.7%
1,187	AXA SA	30,901
363	BNP Paribas SA	27,234

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
848	Carrefour SA(b)	$32,957
242	Casino Guichard Perrachon SA	30,786
1,743	Credit Agricole SA(a)	27,442
384	Lafarge SA	35,061
366	Renault SA	35,599
326	Schneider Electric SA	30,534
558	Societe Generale SA	34,662

		285,176

	Germany—4.9%
162	Allianz SE	28,044
248	Bayerische Motoren Werke AG	31,010
301	Daimler AG	27,850
674	Deutsche Bank AG	29,681
347	HeidelbergCement AG	30,080
715	Metro AG(a)	28,552
289	Porsche Automobil Holding SE (Preference Shares)	31,796
1,002	Scania AB, Class A	30,290
1,003	Scania AB, Class B	30,320
1,114	ThyssenKrupp AG(a)	31,695

		299,318

	Greece—1.4%
47,025	Agricultural Bank of Greece(a)	0
27,643	Alpha Bank AE(a)	26,715
7,039	National Bank of Greece SA(a)	27,328
14,448	Piraeus Bank SA(a)	34,056
28,298	TT Hellenic Postbank SA(a)	0

		88,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P International Developed High Beta Portfolio (IDHB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Ireland—1.3%
1,023	CRH PLC	$29,659
2,086	James Hardie Industries PLC	26,518
1,028	Smurfit Kappa Group PLC	22,856

		79,033

	Italy—4.0%
5,466	Enel SpA	30,876
8,847	Intesa Sanpaolo SpA	30,176
5,621	Mediaset SpA(a)	30,957
2,696	Mediobanca SpA(a)	29,830
3,535	Mediolanum SpA	31,713
1,222	Prysmian SpA	31,753
3,031	UBI Banca-Unione di Banche Italiane ScpA	28,830
3,323	UniCredit SpA	29,672

		243,807

	Japan—51.5%
12,600	ACOM Co. Ltd.(a)	42,925
2,700	Advantest Corp.	29,762
1,400	AEON Financial Service Co. Ltd.	35,236
4,500	Amada Co. Ltd.	32,555
29,700	Aplus Financial Co. Ltd.(a)	39,251
1,600	ASICS Corp.	31,154
4,500	Bank of Kyoto Ltd. (The)	36,652
2,100	Brother Industries Ltd.	29,336
2,000	Chugoku Electric Power Co., Inc. (The)	26,177
1,750	Credit Saison Co. Ltd.	37,244
6,500	Daido Steel Co. Ltd.	31,752
2,025	Dai-ichi Life Insurance Co. Ltd. (The)	28,031
500	Daikin Industries Ltd.	28,884
1,800	Dainippon Sumitomo Pharma Co. Ltd.	27,330
4,000	Daiwa Securities Group, Inc.	29,956
700	Dentsu, Inc.	28,781
600	Don Quijote Co. Ltd.	31,601
105	Fast Retailing Co. Ltd.	32,656
1,100	Fuji Heavy Industries Ltd.	28,913
7,000	Fukuoka Financial Group, Inc.	28,576
6,000	Gunma Bank Ltd. (The)	31,894
5,000	Hachijuni Bank Ltd. (The)	27,313
2,250	Hino Motors Ltd.	29,648
8,000	Hiroshima Bank Ltd. (The)	32,893
1,350	Hitachi Capital Corp.	33,251
1,850	Hitachi Construction Machinery Co. Ltd.	34,356
3,500	Hokkaido Electric Power Co., Inc.(a)	21,415
15,000	Hokuhoku Financial Group, Inc.	28,928
1,700	Ibiden Co. Ltd.	30,638
6,000	IHI Corp.	23,906
2,600	Isetan Mitsukoshi Holdings Ltd.	32,325
6,000	Isuzu Motors Ltd.	34,831
1,700	Japan Exchange Group, Inc.	33,584
9,750	Japan Steel Works Ltd. (The)	41,138
1,575	JFE Holdings, Inc.	29,141
6,000	Joyo Bank Ltd. (The)	29,192
2,550	JTEKT Corp.	37,195
8,000	Kajima Corp.	30,465
2,700	Kansai Electric Power Co., Inc. (The)(a)	22,626
7,000	Kawasaki Heavy Industries Ltd.	25,972
4,000	Keikyu Corp.	33,206

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
25,000	Kobe Steel Ltd.	$32,795
1,275	Komatsu Ltd.	28,109
1,250	Konami Corp.	28,512
3,000	Kubota Corp.	38,590
700	Kyocera Corp.	32,941
2,200	Kyushu Electric Power Co., Inc.(a)	22,205
650	Makita Corp.	34,489
3,500	Marui Group Co. Ltd.	31,077
6,000	Mazda Motor Corp.	26,843
3,000	Minebea Co. Ltd.	24,288
6,400	Mitsubishi Chemical Holdings Corp.	25,625
3,000	Mitsubishi Electric Corp.	34,156
1,000	Mitsubishi Estate Co. Ltd.	22,653
4,500	Mitsubishi Gas Chemical Co., Inc.	25,991
5,000	Mitsubishi Heavy Industries Ltd.	26,334
3,000	Mitsubishi Logistics Corp.	43,054
3,100	Mitsubishi Motors Corp.	33,564
4,800	Mitsubishi UFJ Financial Group, Inc.	25,469
6,100	Mitsubishi UFJ Lease & Finance Co. Ltd.	30,037
11,500	Mitsui Chemicals, Inc.	28,032
1,000	Mitsui Fudosan Co. Ltd.	29,574
7,000	Mitsui OSK Lines Ltd.	23,368
1,475	MS&AD Insurance Group Holdings, Inc.	33,067
11,000	Nippon Steel & Sumitomo Metal Corp.	28,860
12,000	Nishi-Nippon City Bank Ltd. (The)	27,254
1,200	NKSJ Holdings, Inc.	29,944
5,000	Nomura Holdings, Inc.	28,781
3,000	NSK Ltd.	31,571
3,300	NTT Urban Development Corp.	29,010
950	Olympus Corp.(a)	29,016
2,450	ORIX Corp.	35,425
600	Rohm Co. Ltd.	28,634
3,550	SBI Holdings, Inc.	40,487
10,000	Sharp Corp.(a)	25,061
2,200	Shikoku Electric Power Co., Inc.(a)	25,758
18,000	Shinsei Bank Ltd.	35,066
3,000	Shizuoka Bank Ltd. (The)	28,664
15,900	Sojitz Corp.	25,060
7,000	Sumitomo Chemical Co. Ltd.	26,246
6,500	Sumitomo Heavy Industries Ltd.	27,616
3,250	Sumitomo Metal Mining Co. Ltd.	49,028
7,000	Sumitomo Mitsui Trust Holdings, Inc.	28,850
900	Sumitomo Realty & Development Co. Ltd.	34,890
1,250	Suzuki Motor Corp.	32,244
2,700	T&D Holdings, Inc.	32,220
3,000	Takashimaya Co. Ltd.	28,429
700	TDK Corp.	29,878
1,400	THK Co. Ltd.	29,645
2,800	Tohoku Electric Power Co., Inc.	26,643
1,050	Tokio Marine Holdings, Inc.	30,950
7,525	Tokyo Electric Power Co., Inc.(a)	28,435
4,000	Tokyo Tatemono Co. Ltd.	31,875
7,500	Tosoh Corp.	28,634
2,025	Toyo Seikan Group Holdings Ltd.	30,112
600	Toyota Industries Corp.	27,665
1,350	Toyota Tsusho Corp.	35,538
1,700	Universal Entertainment Corp.	30,206
600	Yakult Honsha Co., Ltd.	32,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P International Developed High Beta Portfolio (IDHB) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,400	Yamaha Motor Co. Ltd.	$37,051
2,600	Yaskawa Electric Corp.	29,347
1,900	Yokogawa Electric Corp.	25,947
3,000	Yokohama Rubber Co. Ltd. (The)	26,814

		3,150,739

	Liechtenstein—0.5%
2,123	Antofagasta PLC	28,212

	Mexico—0.5%
2,016	Fresnillo PLC	28,986

	Netherlands—0.9%
2,175	ING Groep NV CVA(a)	30,866
458	Randstad Holding NV	26,611

		57,477

	Norway—3.1%
906	Aker ASA, Class A	30,575
1,579	DNB ASA	27,863
2,902	Petroleum Geo-Services ASA	34,910
3,960	Prosafe SE	34,772
5,099	Storebrand ASA(a)	28,525
982	TGS Nopec Geophysical Co. ASA	33,799

		190,444

	Portugal—1.0%
99,892	Banco Comercial Portugues SA, Class R(a)	30,333
18,164	Banco Espirito Santo SA(a)	32,136

		62,469

	Spain—3.3%
743	ACS, Actividades de Construccion y Servicios SA	31,808
2,415	Banco Bilbao Vizcaya Argentaria SA	29,618
3,238	Banco Santander SA	32,177
26,349	Bankia SA(a)	53,669
1,438	Leighton Holdings Ltd.	25,422
6,857	Mapfre SA	28,855

		201,549

	Sweden—7.4%
1,040	Alfa Laval AB(b)	27,528
1,089	Atlas Copco AB, Class A(b)	31,449
1,194	Atlas Copco AB, Class B(b)	32,356
1,360	Electrolux AB, Series B	37,606
806	Hexagon AB, Class B	25,626
893	Investor AB, Class A	33,846
852	Investor AB, Class B	32,880
503	Melker Schorling AB	27,146
667	Modern Times Group AB, Class B	29,548
2,113	Sandvik AB	29,749
1,943	Skandinaviska Enskilda Banken AB, Class A	26,699
1,002	Svenska Cellulosa AB SCA, Class A	27,891
1,016	Swedbank AB, Class A	26,924
1,911	Volvo AB, Class A	30,526
1,904	Volvo AB, Class B	29,947

		449,721

	Switzerland—3.5%
348	Compagnie Financiere Richemont SA	35,296
873	Credit Suisse Group AG	27,674

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
6,414	Glencore Xstrata PLC	$34,495
339	Holcim Ltd.	31,033
2,985	STMicroelectronics NV	28,517
250	Swatch Group AG (The)	30,098
46	Swatch Group AG (The)-BR	29,493

		216,606

	United Kingdom—4.0%
1,354	Anglo American PLC	36,169
1,914	ARM Holdings PLC	28,812
1,188	Prudential PLC	27,252
555	Rio Tinto PLC	30,218
5,911	Royal Bank of Scotland Group PLC(a)	29,823
700	Schroders PLC	30,212
861	Schroders PLC NVTG	28,335
8,020	Turquoise Hill Resources Ltd.(a)	31,132

		241,953

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $6,068,214)—100.0%	6,114,273

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.4%
89,076	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $89,076)	89,076

	Total Investments (Cost $6,157,290)—101.4%	6,203,349
	Other assets less liabilities—(1.4)%	(87,490)

	Net Assets—100.0%	$6,115,859

Investment Abbreviations:

CVA—Dutch Certificates

NVTG—Non-voting Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2014.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$109,382	$(89,076)	$20,306

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Portfolio Composition

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	34.1
Industrials	14.0
Consumer Staples	12.0
Energy	9.8
Utilities	8.5
Consumer Discretionary	8.0
Health Care	4.8
Telecommunication Services	4.8
Materials	2.5
Information Technology	1.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—9.6%
65,890	AGL Energy Ltd.	$962,764
134,867	APA Group	832,240
30,496	ASX Ltd.	1,004,220
203,458	Aurizon Holdings Ltd.	976,502
28,643	Australia & New Zealand Banking Group Ltd.	914,805
496,839	CFS Retail Property Trust Group REIT	925,295
14,200	Commonwealth Bank of Australia	1,038,088
12,322	CSL Ltd.	781,261
240,052	GPT Group REIT	871,887
27,809	National Australia Bank Ltd.	909,555
71,397	Suncorp Group Ltd.	861,310
241,980	Sydney Airport	946,151
317,284	Tatts Group Ltd.	887,818
238,728	Telstra Corp. Ltd.	1,154,629
157,207	Transurban Group	1,044,660
23,337	Wesfarmers Ltd.	923,514
92,554	Westfield Group REIT	939,027
322,342	Westfield Retail Trust REIT	952,744
26,265	Westpac Banking Corp.	854,674
30,518	Woolworths Ltd.	1,055,277

		18,836,421

	Belgium—1.7%
9,057	Ackermans & van Haaren NV	1,170,403
12,403	Groupe Bruxelles Lambert SA(a)	1,253,172
16,853	Umicore SA(a)	825,458

		3,249,033

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada—25.1%
23,542	AltaGas Ltd.(a)	$1,001,787
30,636	ARC Resources Ltd.(a)	907,816
20,338	Bank of Montreal(a)	1,400,096
23,412	Bank of Nova Scotia	1,420,784
28,217	BCE, Inc.	1,254,717
53,028	Bell Aliant, Inc.(a)	1,304,621
23,387	Brookfield Asset Management, Inc., Class A	980,487
59,275	CAE, Inc.	781,547
16,371	Canadian Imperial Bank of Commerce	1,457,719
16,913	Canadian National Railway Co.	989,398
48,439	Canadian Oil Sands Ltd.	1,048,714
22,781	Canadian Utilities Ltd., Class A(a)	840,496
31,778	Cenovus Energy, Inc.	945,420
32,166	CI Financial Corp.(a)	1,043,428
26,705	Crescent Point Energy Corp.(a)	1,085,039
40,959	Dundee, Class A REIT	1,077,859
37,019	Emera, Inc.(a)	1,143,509
24,696	Enbridge, Inc.	1,190,188
2,022	Fairfax Financial Holdings Ltd.	880,508
44,267	Fortis, Inc.	1,298,827
12,438	George Weston Ltd.	935,924
16,986	Gildan Activewear, Inc.	867,215
37,894	Great-West Lifeco, Inc.	1,064,879
50,849	H&R REIT(a)	1,069,383
28,210	Husky Energy, Inc.	920,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
20,176	IGM Financial, Inc.	$1,003,606
17,679	Intact Financial Corp.	1,159,376
45,546	Jean Coutu Group (PJC), Inc. (The), Class A	916,772
13,487	Keyera Corp.	895,897
8,346	Magna International, Inc.	816,614
16,819	Metro, Inc.	1,035,393
36,269	National Bank of Canada	1,503,373
17,526	Onex Corp.	999,706
25,602	Pembina Pipeline Corp.(a)	1,004,764
37,824	Power Corp. of Canada	1,063,601
33,271	Power Financial Corp.	1,055,626
39,383	RioCan REIT	977,174
18,176	Royal Bank of Canada	1,211,513
20,775	Saputo, Inc.	1,109,502
38,395	Shaw Communications, Inc., Class B	928,869
25,092	Sun Life Financial, Inc.	848,251
31,623	Thomson Reuters Corp.	1,143,090
18,796	Tim Hortons, Inc.	1,029,674
31,386	Toronto-Dominion Bank (The)	1,508,027
24,555	TransCanada Corp.	1,142,894
16,016	Vermilion Energy, Inc.(a)	1,064,328

		49,329,166

	China—0.5%
329,220	BOC Hong Kong (Holdings) Ltd.	963,942

	Denmark—1.8%
27,872	DSV A/S	929,403
97,461	TDC A/S	914,311
9,364	Tryg A/S	888,902
9,579	William Demant Holding(b)	857,173

		3,589,789

	Finland—0.4%
16,668	Sampo Oyj, Class A(a)	827,143

	France—3.7%
7,696	Air Liquide SA	1,100,168
12,228	Danone SA	901,313
2,507	Hermes International	879,969
254,305	Parmalat SpA	882,926
7,439	Pernod Ricard SA	892,311
12,113	Safran SA	813,647
15,419	Total SA	1,100,601
10,667	Vinci SA(a)	803,706

		7,374,641

	Germany—5.2%
11,109	Bayerische Motoren Werke AG (Preference Shares)	1,092,085
10,232	Beiersdorf AG	1,025,165
12,054	Fresenius Medical Care AG & Co. KGaA	828,152
5,817	Fresenius SE & Co. KGaA	883,582
8,160	Henkel AG & Co. KGaA (Preference Shares)	908,194
5,374	Linde AG	1,113,599
20,325	MAN SE	2,603,135
10,989	SAP AG	884,343
6,604	Siemens AG	869,893

		10,208,148

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong—5.4%
50,761	Cheung Kong (Holdings) Ltd.	$864,257
129,330	Cheung Kong Infrastructure Holdings Ltd.	844,089
179,444	CLP Holdings Ltd.	1,435,024
173,693	Hang Lung Group Ltd.	942,078
422,075	Hong Kong & China Gas Co. Ltd.	973,410
57,369	Hong Kong Exchanges & Clearing Ltd.	1,033,742
171,761	Link (The) REIT	854,058
250,101	MTR Corp. Ltd.	943,583
101,006	Power Assets Holdings Ltd.	872,892
76,655	Sun Hung Kai Properties Ltd.	965,498
82,902	Swire Pacific Ltd., Class A	957,033

		10,685,664

	Ireland—0.5%
11,743	Kerry Group PLC, Class A	926,460

	Israel—2.3%
174,838	Bank Hapoalim BM	986,504
225,352	Bank Leumi Le-Israel(b)	880,886
422,885	Israel Discount Bank Ltd., Class A(b)	755,043
69,822	Mizrahi Tefahot Bank Ltd.	932,762
20,735	NICE Systems Ltd.	899,777

		4,454,972

	Italy—1.5%
33,808	Eni SpA	877,058
160,776	Snam SpA	965,706
190,770	Terna-Rete Elettrica Nationale SpA	1,031,597

		2,874,361

	Japan—1.0%
56,998	Kagome Co. Ltd.(a)	964,753
36,235	McDonald’s Holdings Co. Japan Ltd.(a)	1,003,513

		1,968,266

	Netherlands—2.9%
13,254	Heineken Holding NV(a)	845,357
12,292	Heineken NV	852,173
42,341	Reed Elsevier NV(a)	863,299
26,168	Royal Dutch Shell PLC, Class B	1,113,487
25,723	Unilever NV CVA	1,101,550
32,596	Wolters Kluwer NV(a)	907,083

		5,682,949

	New Zealand—0.8%
216,782	Auckland International Airport Ltd.	739,363
113,002	Ryman Healthcare Ltd.	839,742

		1,579,105

	Norway—1.4%
167,846	Norsk Hydro ASA	896,422
34,810	Statoil ASA	1,054,335
37,746	Telenor ASA	884,063

		2,834,820

	Portugal—0.9%
179,873	EDP-Energias de Portugal SA	872,909
50,844	Galp Energia SGPS SA	880,164

		1,753,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore—9.8%
708,087	CapitaCommercial Trust REIT	$902,489
367,391	CapitaLand Ltd.	936,513
599,962	CapitaMall Trust REIT	953,459
122,320	City Developments Ltd.	1,055,264
83,662	DBS Group Holdings Ltd.	1,128,955
1,254,789	Hutchison Port Holdings Trust, Class U	853,257
140,121	Keppel Corp. Ltd.	1,175,349
147,627	Oversea-Chinese Banking Corp. Ltd.	1,134,823
361,237	SATS Ltd.	912,193
269,313	SembCorp Industries Ltd.	1,152,038
339,470	SembCorp Marine Ltd.	1,100,604
135,809	Singapore Airlines Ltd.	1,122,952
212,537	Singapore Exchange Ltd.	1,171,590
311,581	Singapore Press Holdings Ltd.	1,039,968
292,625	Singapore Telecommunications Ltd.	892,782
278,519	StarHub Ltd.	920,742
614,656	Suntec REIT	839,714
62,006	United Overseas Bank Ltd.	1,074,800
321,594	Wilmar International Ltd.	871,008

		19,238,500

	Spain—1.7%
35,927	Abertis Infraestructuras SA	807,245
22,015	Amadeus IT Holding SA, Class A	914,372
39,034	Ferrovial SA	865,961
118,192	Iberdrola SA	825,131

		3,412,709

	Sweden—4.2%
17,013	Assa Abloy AB, Class B	898,568
19,971	Hennes & Mauritz AB, Class B(a)	811,478
48,301	Industrivarden AB, Class C	1,007,985
25,562	Investor AB, Class B(a)	986,488
22,140	Lundbergforetagen AB, Class B	1,031,087
56,203	Skandinaviska Enskilda Banken AB, Class A	772,296
44,372	Skanska AB, Class B	1,012,462
15,408	Svenska Handelsbanken AB, Class A	771,476
127,524	TeliaSonera AB	922,836

		8,214,676

	Switzerland—4.8%
33,073	ABB Ltd.(b)	794,098
6,298	Kuehne + Nagel International AG	859,810
14,605	Nestle SA	1,127,162
12,521	Novartis AG	1,085,073
2,922	Roche Holding AG	856,239
334	SGS SA	832,677
10,039	Swiss Re AG	876,253
1,900	Swisscom AG	1,154,523
2,358	Syngenta AG(b)	933,612
3,491	Zurich Insurance Group AG	999,581

		9,519,028

	United Kingdom—14.2%
31,538	Admiral Group PLC	744,484
44,994	AMEC PLC	938,287
15,337	AstraZeneca PLC	1,207,850
139,208	BP PLC	1,173,418
17,880	British American Tobacco PLC	1,031,636
76,472	British Land Co. PLC REIT	891,621
35,469	Bunzl PLC	1,006,771

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
157,950	Centrica PLC	$880,131
63,544	Compass Group PLC	1,010,740
27,410	Diageo PLC	841,196
37,022	GlaxoSmithKline PLC	1,020,220
89,588	Hammerson PLC REIT	863,017
68,332	Hang Seng Bank Ltd.	1,113,182
83,694	HSBC Holdings PLC	853,723
20,679	Imperial Tobacco Group PLC	892,841
18,168	Intertek Group PLC	891,490
148,745	J Sainsbury PLC	843,156
50,373	Land Securities Group PLC REIT	903,309
208,398	Legal & General Group PLC	745,304
73,563	National Grid PLC	1,044,026
7,152	Next PLC	787,389
10,538	Reckitt Benckiser Group PLC	849,661
62,666	Reed Elsevier PLC	922,704
67,658	Smith & Nephew PLC	1,050,473
35,830	Smiths Group PLC	807,685
41,694	SSE PLC	1,073,637
14,329	Telenet Group Holding NV	839,318
161,040	Tesco PLC	796,602
23,344	Unilever PLC	1,042,199
65,293	United Utilities Group PLC	877,594

		27,943,664

	United States—0.5%
21,948	Imperial Oil Ltd.	1,070,351

	Total Common Stocks and Other Equity Interests (Cost $182,590,722)	196,536,881

	Rights—0.0%
	Australia—0.0%
35,341	Transurban Group, expiring 05/23/14(b) (Cost $0)	13,815

	Warrants—0.0%
	Hong Kong—0.0%
6,091	Sun Hung Kai Properties Ltd., expiring 04/22/16(b) (Cost $1,885)	4,101

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $182,592,607)—99.9%	196,554,797

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.4%
14,468,973	Invesco Liquid Assets Portfolio—Institutional Class(c)(d) (Cost $14,468,973)	14,468,973

	Total Investments (Cost $197,061,580)—107.3%	211,023,770
	Other assets less liabilities—(7.3)%	(14,290,132)

	Net Assets—100.0%	$196,733,638

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2014

(Unaudited)

Investment Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2014.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2G. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$13,782,138	$(13,782,138)	$—

*	Amount does not include excess collateral received, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Portfolio Composition

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	41.9
Utilities	17.4
Industrials	10.8
Health Care	9.9
Materials	6.6
Information Technology	6.1
Consumer Staples	3.8
Consumer Discretionary	2.2
Telecommunication Services	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—2.2%
5,687	Cheesecake Factory, Inc. (The)	$255,290
14,625	Service Corp. International	274,511

		529,801

	Consumer Staples—3.8%
5,090	Church & Dwight Co., Inc.	351,261
7,485	Hillshire Brands Co. (The)	266,840
3,077	Lancaster Colony Corp.	291,946

		910,047

	Financials—41.9%
3,746	Alexandria Real Estate Equities, Inc. REIT	276,530
827	Alleghany Corp.(b)	337,399
6,425	American Financial Group, Inc.	375,413
7,337	Arthur J. Gallagher & Co.	330,312
9,278	Aspen Insurance Holdings Ltd.	424,747
15,623	Associated Banc-Corp.	274,184
5,260	Bank of Hawaii Corp.	290,194
13,367	BioMed Realty Trust, Inc. REIT	279,370
9,759	Brown & Brown, Inc.	290,623
6,638	Commerce Bancshares, Inc.	288,620
4,231	Cullen/Frost Bankers, Inc.	323,291
11,361	Equity One, Inc. REIT	255,963
1,990	Everest Re Group Ltd.	314,480
2,564	Federal Realty Investment Trust REIT	301,373
4,490	Hanover Insurance Group, Inc. (The)	262,440
8,487	HCC Insurance Holdings, Inc.	389,893

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
7,172	Highwoods Properties, Inc. REIT	$289,390
4,739	Home Properties, Inc. REIT	291,922
6,857	Kemper Corp.	270,234
4,810	Kilroy Realty Corp. REIT	286,532
6,272	Mercury General Corp.	300,178
4,134	Mid-America Apartment Communities, Inc. REIT	287,933
6,381	MSCI, Inc., Class A(b)	258,686
19,020	New York Community Bancorp, Inc.	293,098
5,925	Primerica, Inc.	271,898
4,414	Prosperity Bancshares, Inc.	260,426
3,924	Reinsurance Group of America, Inc.	301,010
3,478	RenaissanceRe Holdings Ltd.	352,008
2,862	SL Green Realty Corp. REIT	299,680
4,028	StanCorp Financial Group, Inc.	246,111
10,125	UDR, Inc. REIT	261,833
8,977	W.R. Berkley Corp.	397,142
5,675	Westamerica Bancorp.	288,404

		9,971,317

	Health Care—9.9%
2,069	Bio-Rad Laboratories, Inc., Class A(b)	254,921
2,597	Covance, Inc.(b)	229,263
3,084	Henry Schein, Inc.(b)	352,285
2,320	IDEXX Laboratories, Inc.(b)	293,341
5,482	MEDNAX, Inc.(b)	324,809
4,749	Omnicare, Inc.	281,473
7,707	Owens & Minor, Inc.	258,493
3,522	Teleflex, Inc.	359,561

		2,354,146

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P MidCap Low Volatility Portfolio (XMLV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—10.8%
3,565	Carlisle Cos., Inc.	$293,221
4,151	Crane Co.	301,902
6,787	Donaldson Co., Inc.	285,665
2,303	Hubbell, Inc., Class B	271,109
3,716	IDEX Corp.	277,102
10,251	Rollins, Inc.	308,350
3,494	Wabtec Corp.	260,478
6,876	Waste Connections, Inc.	307,082
10,366	Werner Enterprises, Inc.	265,370

		2,570,279

	Information Technology—6.1%
7,248	Broadridge Financial Solutions, Inc.	277,888
28,145	Compuware Corp.	291,582
3,168	DST Systems, Inc.	292,058
5,454	Jack Henry & Associates, Inc.	300,843
7,653	Synopsys, Inc.(b)	287,906

		1,450,277

	Materials—6.6%
5,241	AptarGroup, Inc.	353,348
6,851	RPM International, Inc.	292,264
4,784	Scotts Miracle-Gro Co. (The), Class A	292,829
6,551	Silgan Holdings, Inc.	325,912
7,443	Sonoco Products Co.	313,201

		1,577,554

	Telecommunication Services—1.2%
9,017	tw telecom, inc.(b)	276,732

	Utilities—17.4%
6,250	Alliant Energy Corp.	365,500
11,129	Aqua America, Inc.	279,227
6,748	Atmos Energy Corp.	344,418
6,751	Cleco Corp.	354,765
12,545	Great Plains Energy, Inc.	336,582
11,645	Hawaiian Electric Industries, Inc.	279,364
5,459	IDACORP, Inc.	306,468
3,578	National Fuel Gas Co.	263,484
11,149	PNM Resources, Inc.	308,604
12,261	Questar Corp.	297,697
6,735	UGI Corp.	314,457
8,150	Vectren Corp.	330,645
9,642	Westar Energy, Inc.	345,955

		4,127,166

	Total Common Stocks and Other Equity Interests (Cost $22,068,526)	23,767,319

	Money Market Fund—0.1%
14,113	Invesco Premier Portfolio—Institutional Class(c) (Cost $14,113)	14,113

	Total Investments (Cost $22,082,639)—100.0%	23,781,432
	Other assets less liabilities—0.0%	3,258

	Net Assets—100.0%	$23,784,690

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Portfolio Composition

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2014 (Unaudited)
Financials	47.6
Industrials	12.9
Utilities	11.9
Consumer Discretionary	7.2
Information Technology	6.5
Health Care	5.4
Materials	4.2
Consumer Staples	3.4
Energy	0.9
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—7.2%
1,001	Biglari Holdings, Inc.(b)	$429,449
3,255	Cracker Barrel Old Country Store, Inc.	308,379
4,267	DineEquity, Inc.	323,481
12,907	Hillenbrand, Inc.	392,373
11,945	Interval Leisure Group, Inc.	307,822
6,346	Jack in the Box, Inc.(b)	339,765
6,709	Papa John’s International, Inc.	294,257
6,090	Pool Corp.	359,432
9,613	Steven Madden Ltd.(b)	342,319

		3,097,277

	Consumer Staples—3.4%
6,658	Cal-Maine Foods, Inc.	397,017
3,937	J & J Snack Foods Corp.	368,503
4,643	TreeHouse Foods, Inc.(b)	347,482
4,721	WD-40 Co.	343,878

		1,456,880

	Energy—0.9%
4,698	SEACOR Holdings, Inc.(b)	391,766

	Financials—47.6%
15,936	Acadia Realty Trust REIT	432,344
11,256	Agree Realty Corp. REIT	336,217
10,130	American Assets Trust, Inc. REIT	343,914
5,432	Bank of the Ozarks, Inc.	325,377
8,778	Banner Corp.	347,082
46,338	Brookline Bancorp, Inc.	420,749
29,604	Capstead Mortgage Corp. REIT	378,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
8,139	City Holding Co.	$349,896
14,880	Columbia Banking System, Inc.	369,322
11,760	Community Bank System, Inc.	437,354
31,026	Cousins Properties, Inc. REIT	360,832
22,679	CVB Financial Corp.	327,938
24,694	Dime Community Bancshares, Inc.	402,512
6,359	EastGroup Properties, Inc. REIT	402,207
7,252	EPR Properties REIT	388,780
30,594	F.N.B. Corp.	380,589
23,911	First Financial Bancorp	387,119
19,872	First Midwest Bancorp, Inc.	325,305
27,183	Franklin Street Properties Corp. REIT	331,089
11,219	Geo Group, Inc. (The) REIT	376,173
17,140	Getty Realty Corp. REIT	324,289
13,055	Glacier Bancorp, Inc.	334,991
14,677	Government Properties Income Trust REIT	373,530
15,676	Healthcare Realty Trust, Inc. REIT	394,251
11,416	Horace Mann Educators Corp.	343,279
11,272	Independent Bank Corp.	418,417
33,373	Inland Real Estate Corp. REIT	348,748
16,619	Interactive Brokers Group, Inc., Class A	397,194
33,512	Lexington Realty Trust REIT	360,589
11,670	MB Financial, Inc.	313,223
33,261	National Penn Bancshares, Inc.	324,960
6,257	Navigators Group, Inc. (The)(b)	356,461
16,445	NBT Bancorp, Inc.	372,479
30,688	Northwest Bancshares, Inc.	407,844
25,290	Old National Bancorp	357,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV) (continued)

April 30, 2014

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
28,218	Oritani Financial Corp.	$418,473
8,256	Post Properties, Inc. REIT	414,534
10,255	ProAssurance Corp.	465,782
21,243	Provident Financial Services, Inc.	369,203
5,056	PS Business Parks, Inc. REIT	433,653
9,650	RLI Corp.	415,529
6,624	Safety Insurance Group, Inc.	355,775
7,451	Saul Centers, Inc. REIT	341,926
16,153	Selective Insurance Group, Inc.	370,550
9,983	Simmons First National Corp., Class A	360,985
4,507	Sovran Self Storage, Inc. REIT	342,081
30,435	Sterling Bancorp	364,003
12,343	Tanger Factory Outlet Centers, Inc. REIT	440,398
7,083	Tompkins Financial Corp.	333,893
57,362	TrustCo Bank Corp. NY	379,163
5,844	UMB Financial Corp.	343,101
12,904	United Bankshares, Inc.	377,442
19,489	Urstadt Biddle Properties, Inc., Class A REIT	397,770
14,232	ViewPoint Financial Group, Inc.	371,028
9,827	Wintrust Financial Corp.	440,446

		20,586,223

	Health Care—5.4%
8,376	Amsurg Corp.(b)	362,764
8,189	CONMED Corp.	379,396
8,320	Ensign Group, Inc. (The)	353,600
10,427	Haemonetics Corp.(b)	316,564
6,505	Landauer, Inc.	281,276
5,515	Magellan Health Services, Inc.(b)	318,326
7,862	West Pharmaceutical Services, Inc.	341,054

		2,352,980

	Industrials—12.9%
13,922	ABM Industries, Inc.	377,147
10,837	Actuant Corp., Class A	366,941
12,464	Brady Corp., Class A	321,447
6,407	Cubic Corp.	303,884
4,585	EnerSys	309,854
4,573	Exponent, Inc.	322,031
7,795	Forward Air Corp.	344,773
12,332	Healthcare Services Group, Inc.	358,861
9,203	Kaman Corp.	386,250
16,276	Knight Transportation, Inc.	386,229
10,981	Mueller Industries, Inc.	317,790
5,275	National Presto Industries, Inc.	381,171
4,327	Teledyne Technologies, Inc.(b)	401,805
5,564	Toro Co. (The)	353,537
3,362	UniFirst Corp.	323,559
5,731	Watts Water Technologies, Inc., Class A	304,889

		5,560,168

	Information Technology—6.5%
3,946	Anixter International, Inc.	386,629
14,138	Benchmark Electronics, Inc.(b)	327,719
5,369	CACI International, Inc., Class A(b)	373,951
10,523	Comtech Telecommunications Corp.	334,105
11,956	CSG Systems International, Inc.	315,160
33,972	Micrel, Inc.	338,361

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
10,738	MKS Instruments, Inc.	$302,275
17,184	TeleTech Holdings, Inc.(b)	414,650

		2,792,850

	Materials—4.2%
7,707	AMCOL International Corp.	353,366
16,561	Calgon Carbon Corp.(b)	331,717
6,993	Innophos Holdings, Inc.	394,685
5,451	Kaiser Aluminum Corp.	383,750
5,875	Stepan Co.	339,751

		1,803,269

	Utilities—11.9%
9,768	ALLETE, Inc.	505,592
15,776	Avista Corp.	507,198
11,260	El Paso Electric Co.	425,853
10,676	Laclede Group, Inc. (The)	506,149
8,249	New Jersey Resources Corp.	410,223
12,136	Northwest Natural Gas Co.	537,261
10,093	NorthWestern Corp.	488,299
13,695	Piedmont Natural Gas Co., Inc.	490,144
8,089	South Jersey Industries, Inc.	464,713
8,042	Southwest Gas Corp.	442,391
10,588	UIL Holdings Corp.	388,897

		5,166,720

	Total Investments (Cost $41,908,515)—100.0%	43,208,133
	Other assets less liabilities—0.0%	7,318

	Net Assets—100.0%	$43,215,451

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2014

(Unaudited)

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
Assets:
Unaffiliated investments, at value(a)	$233,918,577	$161,809,850	$3,903,339,306	$6,429,125
Affiliated investments, at value	2,768,973	394,867	6,865,065	—

Total investments, at value	236,687,550	162,204,717	3,910,204,371	6,429,125
Foreign currencies, at value	—	—	—	20,332
Cash collateral	—	—	—	—
Receivables:
Investments sold	20,064,350	—	—	319
Dividends	93,134	196,891	3,359,921	15,173
Foreign tax reclaims	4,534	—	—	—
Security lending	1,567	—	—	—
Shares sold	—	—	29,302,729	—

Total Assets	256,851,135	162,401,608	3,942,867,021	6,464,949

Liabilities:
Due to custodian	28	466,753	7,911,991	25,307
Payables:
Shares repurchased	20,082,227	—	—	—
Collateral upon receipt of securities in-kind	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Investments purchased	—	—	31,732,316	4,984
Accrued unitary management fees	51,483	38,048	789,505	1,542
Accrued expenses	—	—	—	—

Total Liabilities	20,133,738	504,801	40,433,812	31,833

Net Assets	$236,717,397	$161,896,807	$3,902,433,209	$6,433,116

Net Assets Consist of:
Shares of beneficial interest	$145,046,164	$147,272,891	$3,450,219,940	$6,488,463
Undistributed net investment income (loss)	198,359	(265,079)	(851,787)	30,679
Undistributed net realized gain (loss)	79,459,696	2,293,436	58,904,142	(316,878)
Net unrealized appreciation	12,013,178	12,595,559	394,160,914	230,852

Net Assets	$236,717,397	$161,896,807	$3,902,433,209	$6,433,116

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,600,100	5,300,001	112,800,100	300,001
Net asset value	$31.15	$30.55	$34.60	$21.44

Market price	$31.13	$30.55	$34.60	$21.64

Unaffiliated investments, at cost	$221,974,675	$149,214,291	$3,509,178,392	$6,201,550

Affiliated investments, at cost	$2,699,697	$394,867	$6,865,065	$—

Total investments, at cost	$224,674,372	$149,609,158	$3,516,043,457	$6,201,550

Foreign currencies, at cost	$—	$—	$—	$20,454

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$218,022,025	$6,114,273	$196,554,797	$23,767,319	$43,208,133
—	89,076	14,468,973	14,113	—

218,022,025	6,203,349	211,023,770	23,781,432	43,208,133
61,813	551	63,409	—	—
—	—	1,351,510	—	—

—	—	57,446	—	—
283,035	31,834	701,083	7,994	77,717
28,119	4,394	97,702	—
—	319	18,022	—
—	—	652,153	—

218,394,992	6,240,447	213,965,095	23,789,426	43,285,850

122,501	34,253	359,530	28	7,665

—	—	—	—	53,724
—	—	1,351,510	—	—
—	89,076	14,468,973	—	—
14	4	1,013,305	—	—
52,728	1,255	38,139	4,708	9,010
5,832	—	—	—	—

181,075	124,588	17,231,457	4,736	70,399

$218,213,917	$6,115,859	$196,733,638	$23,784,690	$43,215,451

$223,215,855	$5,337,399	$182,200,136	$22,201,352	$39,923,345
584,081	35,806	1,143,027	41,378	180,504
(8,570,098)	696,360	(572,180)	(156,833)	1,811,984
2,984,079	46,294	13,962,655	1,698,793	1,299,618

$218,213,917	$6,115,859	$196,733,638	$23,784,690	$43,215,451

8,000,001	200,001	6,000,001	800,001	1,400,001
$27.28	$30.58	$32.79	$29.73	$30.87

$27.24	$30.55	$33.01	$29.72	$30.90

$215,038,352	$6,068,214	$182,592,607	$22,068,526	$41,908,515

$—	$89,076	$14,468,973	$14,113	$—

$215,038,352	$6,157,290	$197,061,580	$22,082,639	$41,908,515

$61,528	$551	$63,407	$—	$—

$—	$109,382	$13,782,138	$—	$—

29

Statements of Operations

For the six months ended April 30, 2014

(Unaudited)

	PowerShares S&P 500® High Beta Portfolio (SPHB)	PowerShares S&P 500® High Dividend Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
Investment Income:
Unaffiliated dividend income	$2,678,172	$2,664,687	$52,025,006	$67,643
Affiliated dividend income	79,156	—	176	—
Security lending income	18,382	—	—	—
Foreign withholding tax	—	—	—	(8,314)

Total Income	2,775,710	2,664,687	52,025,182	59,329

Expenses:
Unitary management fees	542,497	210,499	4,703,822	11,087
Tax expenses	—	—	—	—
Proxy	(627)	(319)	(15,505)	226

Total Expenses	541,870	210,180	4,688,317	11,313

Waivers	(97)	(63)	(1,058)	(3,947)

Net Expenses	541,773	210,117	4,687,259	7,366

Net Investment Income	2,233,937	2,454,570	47,337,923	51,963

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment securities	(3,829,544)	(1,176,791)	(6,324,543)	(57,809)
In-kind redemptions	92,196,914	4,048,900	137,589,089	—
Foreign currencies	—	—	—	(3,306)

Net realized gain (loss)	88,367,370	2,872,109	131,264,546	(61,115)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(44,448,191)	8,609,561	99,883,256	122,985
Foreign currencies	—	—	—	(269)

Net change in unrealized appreciation (depreciation)	(44,448,191)	8,609,561	99,883,256	122,716

Net realized and unrealized gain (loss)	43,919,179	11,481,670	231,147,802	61,601

Net increase (decrease) in net assets resulting from operations.	$46,153,116	$13,936,240	$278,485,725	$113,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P International Developed High Beta Portfolio (IDHB)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

$2,870,747	$74,663	$3,247,533	$257,953	$583,478
—	—	—	—	—
—	504	43,749	—	—
(240,353)	(7,850)	(277,239)	—	—

2,630,394	67,317	3,014,043	257,953	583,478

485,462	10,218	271,600	26,887	48,878
5,832	—	—	—	—
(155)	228	(133)	187	157

491,139	10,446	271,467	27,074	49,035

(172,641)	(2,930)	(77,631)	(6)	(12)

318,498	7,516	193,836	27,068	49,023

2,311,896	59,801	2,820,207	230,885	534,455

(3,854,660)	(177,754)	310,892	(486,974)	(426,428)
128,463	930,349	—	621,727	2,472,109
(130,869)	(735)	(33,033)	—	—

(3,857,066)	751,860	277,859	134,753	2,045,681

(6,671,833)	(452,062)	6,448,320	1,008,164	(1,177,134)
1,613	104	832	—	—

(6,670,220)	(451,958)	6,449,152	1,008,164	(1,177,134)

(10,527,286)	299,902	6,727,011	1,142,917	868,547

$(8,215,390)	$359,703	$9,547,218	$1,373,802	$1,403,002

31

Statements of Changes in Net Assets

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares S&P 500® High Beta Portfolio (SPHB)		PowerShares S&P 500® High Dividend Portfolio (SPHD)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$2,233,937	$2,721,806	$2,454,570	$3,465,941
Net realized gain (loss)	88,367,370	27,438,563	2,872,109	5,875,308
Net change in unrealized appreciation (depreciation)	(44,448,191)	63,713,180	8,609,561	4,030,887

Net increase in net assets resulting from operations.	46,153,116	93,873,549	13,936,240	13,372,136

Distributions to Shareholders from:
Net investment income	(2,482,754)	(2,416,259)	(2,719,649)	(3,535,971)
Capital gains	—	—	(90,900)	—

Total distributions to shareholders	(2,482,754)	(2,416,259)	(2,810,549)	(3,535,971)

Shareholder Transactions:
Proceeds from shares sold	236,856,483	539,006,561	47,909,048	201,369,575
Value of shares repurchased	(574,018,028)	(208,462,944)	(36,103,362)	(79,748,687)

Net increase (decrease) in net assets resulting from shares transactions	(337,161,545)	330,543,617	11,805,686	121,620,888

Increase (Decrease) in Net Assets	(293,491,183)	422,000,907	22,931,377	131,457,053

Net Assets:
Beginning of period	530,208,580	108,207,673	138,965,430	7,508,377

End of period	$236,717,397	$530,208,580	$161,896,807	$138,965,430

Undistributed net investment income (loss) at end of period	$198,359	$447,176	$(265,079)	$—

Changes in Shares Outstanding:
Shares sold	7,850,000	21,700,000	1,700,000	7,550,000
Shares repurchased	(18,850,000)	(8,400,000)	(1,300,000)	(2,950,000)
Shares outstanding, beginning of period	18,600,100	5,300,100	4,900,001	300,001

Shares outstanding, end of period	7,600,100	18,600,100	5,300,001	4,900,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares S&P 500® Low Volatility Portfolio (SPLV)		PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013

$47,337,923	$116,511,680	$51,963	$41,764
131,264,546	355,711,847	(61,115)	(143,528)
99,883,256	202,074,547	122,716	328,322

278,485,725	674,298,074	113,564	226,558

(48,189,710)	(119,092,292)	(38,164)	(40,279)
—	—	—	—

(48,189,710)	(119,092,292)	(38,164)	(40,279)

585,491,960	3,926,639,414	1,936,073	2,061,425
(889,011,517)	(3,255,303,604)	—	—

(303,519,557)	671,335,810	1,936,073	2,061,425

(73,223,542)	1,226,541,592	2,011,473	2,247,704

3,975,656,751	2,749,115,159	4,421,643	2,173,939

$3,902,433,209	$3,975,656,751	$6,433,116	$4,421,643

$(851,787)	$—	$30,679	$16,880

17,600,000	128,400,000	100,000	100,000
(26,900,000)	(104,250,000)	—	—
122,100,100	97,950,100	200,001	100,001

112,800,100	122,100,100	300,001	200,001

33

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2014 and the year ended October 31, 2013

(Unaudited)

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)		PowerShares S&P International Developed High Beta Portfolio (IDHB)
	April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013
Operations:
Net investment income	$2,311,896	$3,666,099	$59,801	$88,874
Net realized gain (loss)	(3,857,066)	(3,511,176)	751,860	(147,790)
Net change in unrealized appreciation (depreciation)	(6,670,220)	9,464,725	(451,958)	621,440

Net increase (decrease) in net assets resulting from operations.	(8,215,390)	9,619,648	359,703	562,524

Distributions to Shareholders from:
Net investment income	(2,040,242)	(2,774,327)	(42,615)	(99,231)

Shareholder Transactions:
Proceeds from shares sold	16,658,514	208,208,755	5,810,478	7,717,635
Value of shares repurchased	(5,466,427)	(11,479,883)	(5,811,060)	(4,641,619)
Transaction fees	23,210	105,165	—	—

Net increase (decrease) in net assets resulting from shares transactions	11,215,297	196,834,037	(582)	3,076,016

Increase in Net Assets	959,665	203,679,358	316,506	3,539,309

Net Assets:
Beginning of period	217,254,252	13,574,894	5,799,353	2,260,044

End of period	$218,213,917	$217,254,252	$6,115,859	$5,799,353

Undistributed net investment income at end of period	$584,081	$312,427	$35,806	$18,620

Changes in Shares Outstanding:
Shares sold	600,000	7,500,000	200,000	300,000
Shares repurchased	(200,000)	(400,000)	(200,000)	(200,000)
Shares outstanding, beginning of period	7,600,001	500,001	200,001	100,001

Shares outstanding, end of period	8,000,001	7,600,001	200,001	200,001

(a)	For the period February 12, 2013 (commencement of investment operations) through October 31, 2013.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)		PowerShares S&P MidCap Low Volatility Portfolio (XMLV)		PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
April 30, 2014	October 31, 2013	April 30, 2014	October 31, 2013(a)	April 30, 2014	October 31, 2013(a)

$2,820,207	$2,166,199	$230,885	$217,973	$534,455	$263,842
277,859	79,601	134,753	302,617	2,045,681	458,529
6,449,152	7,067,971	1,008,164	690,629	(1,177,134)	2,476,752

9,547,218	9,313,771	1,373,802	1,211,219	1,403,002	3,199,123

(2,080,615)	(1,829,817)	(229,763)	(177,717)	(453,595)	(164,198)

53,649,778	114,593,031	4,322,801	31,003,450	29,114,257	34,013,493
—	(6,012,326)	(2,871,288)	(10,847,814)	(18,259,193)	(5,637,438)
—	—	—	—	—	—

53,649,778	108,580,705	1,451,513	20,155,636	10,855,064	28,376,055

61,116,381	116,064,659	2,595,552	21,189,138	11,804,471	31,410,980

135,617,257	19,552,598	21,189,138	—	31,410,980	—

$196,733,638	$135,617,257	$23,784,690	$21,189,138	$43,215,451	$31,410,980

$1,143,027	$403,435	$41,378	$40,256	$180,504	$99,644

1,700,000	3,800,000	150,000	1,150,001	950,000	1,250,001
—	(200,000)	(100,000)	(400,000)	(600,000)	(200,000)
4,300,001	700,001	750,001	—	1,050,001	—

6,000,001	4,300,001	800,001	750,001	1,400,001	1,050,001

35

Financial Highlights

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		For the Period May 2, 2011(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$28.51		$20.42	$19.56	$25.00
Net investment income(b)	0.15		0.22	0.19	0.07
Net realized and unrealized gain (loss) on investments	2.69		8.08	0.81 (c)	(5.42)
Total from investment operations	2.84		8.30	1.00	(5.35)
Distributions to shareholders from:
Net investment income	(0.20)		(0.21)	(0.14)	(0.09)
Net asset value at end of period	$31.15		$28.51	$20.42	$19.56
Market price at end of period(d)	$31.13		$28.54	$20.41	$19.58
Net Asset Value Total Return(e)	9.98%		40.88%	5.17%	(21.41	)%(f)
Market Price Total Return(e)	9.79%		41.10%	5.01%	(21.33	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$236,717		$530,209	$108,208	$11,740
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25%	0.25	%(g)
Net investment income	1.03	%(g)	0.89%	0.93%	0.75	%(g)
Portfolio turnover rate(h)	42%		65%	31%	16%

PowerShares S&P 500® High Dividend Portfolio (SPHD)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period October 12, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$28.36		$25.03	$25.00
Net investment income(b)	0.49		0.98	0.04
Net realized and unrealized gain (loss) on investments	2.27		3.41	(0.01)
Total from investment operations	2.76		4.39	0.03
Distributions to shareholders from:
Net investment income	(0.55)		(1.06)	—
Net realized capital gains	(0.02)		—	—
Total distributions	(0.57)		(1.06)	—
Net asset value at end of period	$30.55		$28.36	$25.03
Market price at end of period(d)	$30.55		$28.39	$25.04
Net Asset Value Total Return(e)	9.89%		17.95%	0.12	%(i)
Market Price Total Return(e)	9.77%		18.03%	0.16	%(i)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$161,897		$138,965	$7,508
Ratio to average net assets of:
Expenses	0.30	%(g)	0.30%	0.30	%(g)
Net investment income	3.50	%(g)	3.59%	5.03	%(g)
Portfolio turnover rate(h)	23%		47%	—%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Due to timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was (18.78)%. The market price total return from Fund Inception to October 31, 2011 was (18.66)%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i)	The net asset value total return from Fund Inception (October 18, 2012, the first day of trading on the Exchange) to October 31, 2012 was (2.34)%. The market price total return from Fund Inception to October 31, 2012 was (2.34)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,		For the Period May 2, 2011(a) Through October 31, 2011
			2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$32.56		$28.07	$25.01	$25.00
Net investment income(b)	0.41		0.88	0.80	0.33
Net realized and unrealized gain on investments	2.05		4.51	3.07	0.07
Total from investment operations	2.46		5.39	3.87	0.40
Distributions to shareholders from:
Net investment income	(0.42)		(0.90)	(0.81)	(0.32)
Return of capital	—		—	—	(0.07)
Total distributions	(0.42)		(0.90)	(0.81)	(0.39)
Net asset value at end of period	$34.60		$32.56	$28.07	$25.01
Market price at end of period(c)	$34.60		$32.59	$28.08	$25.04
Net Asset Value Total Return(d)	7.62%		19.51%	15.70%	1.66	%(e)
Market Price Total Return(d)	7.52%		19.58%	15.60%	1.78	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,902,433		$3,975,657	$2,749,115	$572,633
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25	%(f)
Net investment income	2.52	%(f)	2.87%	2.95%	2.83	%(f)
Portfolio turnover rate(g)	23%		50%	17%	12%

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period February 22, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.11		$21.74	$25.00
Net investment income(b)	0.21		0.34	0.29
Net realized and unrealized gain (loss) on investments	(0.69)		0.38	(3.40)
Total from investment operations	(0.48)		0.72	(3.11)
Distributions to shareholders from:
Net investment income	(0.19)		(0.35)	(0.15)
Net asset value at end of period	$21.44		$22.11	$21.74
Market price at end of period(c)	$21.64		$21.90	$21.78
Net Asset Value Total Return(d)	(2.12)		3.38%	(12.44	)%(h)
Market Price Total Return(d)	(0.26)		2.21%	(12.27	)%(h)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,433		$4,422	$2,174
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(f)	0.31%	0.29	%(f)
Expenses, prior to Waivers	0.46	%(f)	0.47%	0.45	%(f)
Net investment income, after Waivers	2.11	%(f)	1.60%	1.97	%(f)
Portfolio turnover rate(g)	44%		117%	47%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 5, 2011, the first day of trading on the Exchange) to October 31, 2011 was 2.52%. The market price total return from Fund Inception to October 31, 2011 was 2.65%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to October 31, 2012 was (12.47)%. The market price total return from Fund Inception to October 31, 2012 was (13.04)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period January 11, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$28.59		$27.15	$25.00
Net investment income(b)	0.28		0.75	0.65
Net realized and unrealized gain (loss) on investments	(1.34)		1.17	1.64
Total from investment operations	(1.06)		1.92	2.29
Distributions to shareholders from:
Net investment income	(0.25)		(0.50)	(0.19)
Transaction fees(b)	0.00	(c)	0.02	0.05
Net asset value at end of period	$27.28		$28.59	$27.15
Market price at end of period(d)	$27.24		$28.56	$27.03
Net Asset Value Total Return(e)	(3.69)%		7.24%	9.37	%(f)
Market Price Total Return(e)	(3.73)%		7.60%	8.88	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$218,214		$217,254	$13,575
Ratio to average net assets of:
Expenses, after Waivers	0.30	%(g)	0.29%	0.29	%(g)
Expenses, prior to Waivers	0.46	%(g)	0.45%	0.45	%(g)
Net investment income, after Waivers	2.14	%(g)	2.70%	3.09	%(g)
Portfolio turnover rate(h)	41%		101%	50%

PowerShares S&P International Developed High Beta Portfolio (IDHB)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period February 22, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$29.00		$22.60	$25.00
Net investment income(b)	0.30		0.51	0.54
Net realized and unrealized gain (loss) on investments	1.42		6.50	(2.65)
Total from investment operations	1.72		7.01	(2.11)
Distributions to shareholders from:
Net investment income	(0.14)		(0.61)	(0.29)
Net asset value at end of period	$30.58		$29.00	$22.60
Market price at end of period(d)	$30.55		$29.11	$22.73
Net Asset Value Total Return(e)	5.98%		31.49%	(8.30	)%(i)
Market Price Total Return(e)	5.46%		31.19%	(7.78	)%(i)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,116		$5,799	$2,260
Ratio to average net assets of:
Expenses, after Waivers	0.26	%(g)	0.26%	0.25	%(g)
Expenses, prior to Waivers	0.36	%(g)	0.36%	0.35	%(g)
Net investment income, after Waivers	2.05	%(g)	2.00%	3.60	%(g)
Portfolio turnover rate(h)	48%		74%	35%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to October 31, 2012 was 11.19%. The market price total return from Fund Inception to October 31, 2012 was 9.85%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(i)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the Exchange) to October 31, 2012 was (9.43)%. The market price total return from Fund Inception to October 31, 2012 was (9.59)%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31, 2013	For the Period January 11, 2012(a) Through October 31, 2012
Per Share Operating Performance:
Net asset value at beginning of period	$31.54		$27.93	$25.00
Net investment income(b)	0.56		0.90	0.73
Net realized and unrealized gain on investments	1.12		3.53	2.55
Total from investment operations	1.68		4.43	3.28
Distributions to shareholders from:
Net investment income	(0.43)		(0.82)	(0.35)
Net asset value at end of period	$32.79		$31.54	$27.93
Market price at end of period(c)	$33.01		$31.67	$27.88
Net Asset Value Total Return(d)	5.42%		16.19%	13.22	%(e)
Market Price Total Return(d)	5.68%		16.87%	13.01	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$196,734		$135,617	$19,553
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(f)	0.25%	0.25	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35%	0.35	%(f)
Net investment income, after Waivers	3.63	%(f)	3.03%	3.40	%(f)
Portfolio turnover rate(g)	28%		84%	41%

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

	Six Months Ended April 30, 2014 (Unaudited)		For the Period February 12, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$28.25		$25.12
Net investment income(b)	0.31		0.38
Net realized and unrealized gain on investments	1.48		3.02
Total from investment operations	1.79		3.40
Distributions to shareholders from:
Net investment income	(0.31)		(0.27)
Net asset value at end of period	$29.73		$28.25
Market price at end of period(c)	$29.72		$28.28
Net Asset Value Total Return(d)	6.37%		13.62	%(h)
Market Price Total Return(d)	6.22%		13.77	%(h)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$23,785		$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.26	%(f)
Net investment income	2.15	%(f)	1.98	%(f)
Portfolio turnover rate(g)	31%		29%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the Exchange) to October 31, 2012 was 14.23%. The market price total return from Fund Inception to October 31, 2012 was 13.51%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(h)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the Exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

	Six Months Ended April 30, 2014 (Unaudited)		For the Period February 12, 2013(a) Through October 31, 2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.92		$25.10
Net investment income(b)	0.42		0.43
Net realized and unrealized gain on investments	0.90		4.63
Total from investment operations	1.32		5.06
Distributions to shareholders from:
Net investment income	(0.37)		(0.24)
Net asset value at end of period	$30.87		$29.92
Market price at end of period(c)	$30.90		$29.96
Net Asset Value Total Return(d)	4.40%		20.28	%(e)
Market Price Total Return(d)	4.36%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,215		$31,411
Ratio to average net assets of:
Expenses	0.25	%(f)(g)	0.26	%(g)
Net investment income	2.73	%(g)	2.17	%(g)
Portfolio turnover rate(h)	35%		35%

(a)	Commencement of Investment Operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the Exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.
(f)	In addition to the fees and expenses, which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment company expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment company and are deducted from the value of the funds that the Fund invests in. The effect of the estimated investment companies expenses that the Fund bears indirectly is included in the Fund’s total returns.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2014

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2014, the Trust offered fifty-seven portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares S&P 500® High Beta Portfolio (SPHB)	“S&P 500® High Beta Portfolio”
PowerShares S&P 500® High Dividend Portfolio (SPHD)	“S&P 500® High Dividend Portfolio”
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	“S&P 500® Low Volatility Portfolio”
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)	“S&P Emerging Markets High Beta Portfolio”
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	“S&P Emerging Markets Low Volatility Portfolio”
PowerShares S&P International Developed High Beta Portfolio (IDHB)	“S&P International Developed High Beta Portfolio”
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	“S&P International Developed Low Volatility Portfolio”
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	“S&P MidCap Low Volatility Portfolio”
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	“S&P SmallCap Low Volatility Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market prices of each Fund’s Shares may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index
S&P 500® High Dividend Portfolio	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index
S&P Emerging Markets High Beta Portfolio	S&P BMI Emerging Markets High Beta IndexTM
S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility IndexTM
S&P International Developed High Beta Portfolio	S&P BMI International Developed High Beta IndexTM
S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility IndexTM
S&P MidCap Low Volatility Portfolio	S&P MidCap 400 Low Volatility IndexTM
S&P SmallCap Low Volatility Portfolio	S&P SmallCap 600 Low Volatility IndexTM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing

41

price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to

42

specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Small Capitalization Company Risk. For S&P SmallCap Low Volatility Portfolio, investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Medium Capitalization Company Risk. For S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio, S&P International Developed Low Volatility Portfolio and S&P MidCap Low Volatility Portfolio, investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies are still evolving and, as a result, may be more sensitive to changing market conditions.

Foreign Investment Risk. For S&P Emerging Markets High Beta Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio and S&P International Developed Low Volatility Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

43

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any).

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

F. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® High Dividend Portfolio and S&P 500® Low Volatility Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal period-end.

G. Securities Lending

S&P 500® High Beta Portfolio, S&P International Developed High Beta Portfolio and S&P International Developed Low Volatility Portfolio may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in an affiliated money market fund and is shown as such on the Schedule of Investments. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. A Fund could experience delays and costs in gaining access to the collateral. A Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan is shown on the Statements of Assets and Liabilities, if any.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
S&P 500® High Beta Portfolio	0.25%
S&P 500® High Dividend Portfolio	0.30%

44

	% of Average Daily Net Assets
S&P 500® Low Volatility Portfolio	0.25%
S&P Emerging Markets High Beta Portfolio	0.45	%*
S&P Emerging Markets Low Volatility Portfolio	0.45	%*
S&P International Developed High Beta Portfolio	0.35	%**
S&P International Developed Low Volatility Portfolio	0.35	%**
S&P MidCap Low Volatility Portfolio	0.25%
S&P SmallCap Low Volatility Portfolio	0.25%

*	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2016. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2016. The fee waiver agreement cannot be terminated during its term.

**The	Adviser has agreed to waive a portion of its unitary management fee through February 28, 2016. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2016. The fee waiver agreement cannot be terminated during its term.

Further, through August 31, 2015, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2014, the Adviser waived fees for each Fund, in the following amounts:

S&P 500® High Beta Portfolio	$97
S&P 500® High Dividend Portfolio	63
S&P 500® Low Volatility Portfolio	1,058
S&P Emerging Markets High Beta Portfolio	3,947
S&P Emerging Markets Low Volatility Portfolio	172,641
S&P International Developed High Beta Portfolio	2,930
S&P International Developed Low Volatility Portfolio	77,631
S&P MidCap Low Volatility Portfolio	6
S&P SmallCap Low Volatility Portfolio	12

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with Standard & Poor’s Financial Services LLC (the “Licensor”). Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

Each Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd., and therefore Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in Invesco Ltd. for the six-month period ended April 30, 2014.

S&P 500® High Beta Portfolio

	Value October 31, 2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain	Value April 30, 2014	Dividend Income
Invesco Ltd.	$5,418,293	$2,701,229	$(5,407,345)	$(581,196)	$634,659	$2,765,640	$79,156

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical

45

assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2014, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P Emerging Markets High Beta Portfolio
Equity Securities	$6,373,341	$55,784	$—	$6,429,125

S&P Emerging Markets Low Volatility Portfolio
Equity Securities	218,003,639	18,386	—	218,022,025

S&P International Developed High Beta Portfolio
Equity Securities	6,203,349	—	0	6,203,349

S&P International Developed Low Volatility Portfolio
Equity Securities	209,965,295	1,058,475	—	211,023,770

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds had capital loss carryforwards as of October 31, 2013, which is not subject to expiration:

	Capital Loss Carryforward
	Short-Term	Long-Term	Total*
S&P 500® High Beta Portfolio	$3,482,640	$378,785	$3,861,425
S&P 500® Low Volatility Portfolio	50,274,108	7,558,180	57,832,288
S&P Emerging Markets High Beta Portfolio	85,890	149,120	235,010
S&P Emerging Markets Low Volatility Portfolio	3,528,059	41,067	3,569,126
S&P International Developed High Beta Portfolio	—	34,544	34,544
S&P International Developed Low Volatility Portfolio	619,341	—	619,341
S&P MidCap Low Volatility Portfolio	188,590	—	188,590
S&P SmallCap Low Volatility Portfolio	80,071	—	80,071

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

46

Note 7. Investment Transactions

For the six-month period ended April 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
S&P 500® High Beta Portfolio	$174,886,845	$175,177,902
S&P 500® High Dividend Portfolio	33,236,181	33,824,479
S&P 500® Low Volatility Portfolio	875,261,803	875,521,460
S&P Emerging Markets High Beta Portfolio	2,584,619	2,230,532
S&P Emerging Markets Low Volatility Portfolio	96,551,347	88,942,566
S&P International Developed High Beta Portfolio	2,938,336	2,852,130
S&P International Developed Low Volatility Portfolio	45,804,862	44,662,264
S&P MidCap Low Volatility Portfolio	7,363,697	6,811,551
S&P SmallCap Low Volatility Portfolio	13,861,150	13,937,570

For the six-month period ended April 30, 2014, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
S&P 500® High Beta Portfolio	$235,674,561	$572,600,701
S&P 500® High Dividend Portfolio	47,891,471	35,510,681
S&P 500® Low Volatility Portfolio	585,501,748	887,246,223
S&P Emerging Markets High Beta Portfolio	1,597,452	—
S&P Emerging Markets Low Volatility Portfolio	4,940,699	1,304,913
S&P International Developed High Beta Portfolio	5,679,810	5,745,626
S&P International Developed Low Volatility Portfolio	53,202,782	—
S&P MidCap Low Volatility Portfolio	4,321,021	3,416,186
S&P SmallCap Low Volatility Portfolio	29,009,604	17,964,008

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2014, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
S&P 500® High Beta Portfolio	$229,720,621	$6,966,929	$18,002,307	$(11,035,378)
S&P 500® High Dividend Portfolio	150,248,112	11,956,605	14,675,181	(2,718,576)
S&P 500® Low Volatility Portfolio	3,530,571,573	379,632,798	413,117,451	(33,484,653)
S&P Emerging Markets High Beta Portfolio	6,222,303	210,243	457,589	(247,346)
S&P Emerging Markets Low Volatility Portfolio	216,182,258	1,839,767	11,521,070	(9,681,303)
S&P International Developed High Beta Portfolio	6,178,247	25,102	299,813	(274,711)
S&P International Developed Low Volatility Portfolio	197,275,353	13,748,417	15,456,918	(1,708,501)
S&P MidCap Low Volatility Portfolio	22,185,635	1,595,797	1,872,895	(277,098)
S&P SmallCap Low Volatility Portfolio	42,062,141	1,145,992	1,943,233	(797,241)

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”) and Officer of the Funds. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” (the “Non-Independent Trustee”) of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, an Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the

47

value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for S&P Emerging Markets High Beta Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed High Beta Portfolio and S&P International Developed Low Volatility Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with each Fund’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

S&P Emerging Markets Low Volatility Portfolio charges certain transaction fees for creations and redemptions, which are treated as increases in capital, which are shown in the Statements of Changes in Net Assets as Transaction fees.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

48

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

In addition to the fees and expenses which the PowerShares S&P SmallCap Low Volatility Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that you bear indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P 500® High Beta Portfolio (SPHB)
Actual	$1,000.00	$1,099.75	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500® High Dividend Portfolio (SPHD)
Actual	1,000.00	1,098.85	0.30	1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Actual	1,000.00	1,076.16	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)
Actual	1,000.00	978.78	0.30	1.47
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

49

Fees and Expenses (continued)

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
Actual	$1,000.00	$963.07	0.30%	$1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P International Developed High Beta Portfolio (IDHB)
Actual	1,000.00	1,059.75	0.26	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Actual	1,000.00	1,054.17	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)
Actual	1,000.00	1,063.65	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
Actual	1,000.00	1,043.96	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value of the period, then multiplying the result by 181/365.

50

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement

At a meeting held on April 17, 2014, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 58 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Aggregate Bond Portfolio

PowerShares Build America Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental Emerging Markets Local Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International BuyBack AchieversTM Portfolio*

PowerShares International Corporate Bond Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares NYSE Century Portfolio*

PowerShares Preferred Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P 500® High Momentum Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P International Developed High Quality Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

*	The Trustees previously approved the initial Investment Advisory Agreement at a meeting held on December 17, 2013.
Also at the April 17, 2014 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following eight affiliated sub-advisers for PowerShares Senior Loan Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

51

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Aggregate Bond Portfolio and PowerShares S&P 500® High Momentum Portfolio, which Funds had not commenced operations as of April 17, 2014), their underlying indexes and their primary benchmarks for the one-year, three-year, five-year and since-inception periods ended December 31, 2013, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between each Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Ibbotson Associates, a consultant to the Independent Trustees, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the five-year period for PowerShares Fundamental High Yield Corporate Bond Portfolio, the since-inception period for PowerShares Global Short Term High Yield Bond Portfolio, the one- and three-year periods for PowerShares Insured New York Municipal Bond Portfolio and the one-, three- and five-year periods for PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares Insured New York Municipal Bond Portfolio’s, PowerShares Fundamental High Yield Corporate Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

—	0.22%: PowerShares Fundamental Investment Grade Corporate Bond Portfolio

—	0.25%: PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® High Momentum Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

—	0.28%: PowerShares Build America Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

—	0.29%: PowerShares S&P SmallCap Consumer Discretionary, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

—	0.30%: PowerShares S&P 500® High Dividend Portfolio

—	0.35%: PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio

52

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

—	0.45%: PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Quality Portfolio

—	0.49%: PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

—	0.50%: PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares Preferred Portfolio

—	0.55% PowerShares International BuyBack AchieversTM Portfolio

—	0.60%: PowerShares DWA SmallCap Momentum Portfolio

—	0.65%: PowerShares Senior Loan Portfolio

—	0.75%: PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

—	0.80%: PowerShares DWA Developed Markets Momentum Portfolio

—	0.90%: PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds. The Trustees noted that each Fund’s advisory fee was:

—	equal to or lower than the median net expense ratio of its ETF peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International BuyBack AchieversTM Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares NYSE Century Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed High Quality Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, which were higher than the median net expense ratio of its ETF peer funds); and

—

equal to or lower than the median net expense ratio of its open-end index peer funds (except for the advisory fee of each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio and PowerShares S&P International Developed Low Volatility Portfolio, which was higher than the median net expense ratio of its open-end index peer funds; and there was no comparable data for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares Fundamental Emerging Markets Local Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares Global Water Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW Capital Markets Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Insurance Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P

53

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares Senior Loan Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

—	lower than the median expense ratio of its open-end actively-managed peer funds.

The Trustees also considered that, during the period, certain Funds incurred other expenses excluded from those Funds’ unitary advisory fees, such that those Funds’ net expense ratios were in excess of the Funds’ unitary advisory fees. The Trustees noted the Adviser’s belief that such expenses were not expected to be incurred at that level going forward. The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2016, for PowerShares S&P Emerging Markets High Beta Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P International Developed Low Volatility Portfolio. The Trustees determined that each Fund’s advisory fee was reasonable because of the complexity of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability, as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees concluded that the estimated profitability to the Adviser of the advisory services provided to any of the Funds was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio at a meeting held on April 17, 2014. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage the PowerShares Senior Loan Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Fund, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the PowerShares Senior Loan Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee. The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it

54

Board Considerations Regarding Continuation of Investment Advisory

Agreement and Sub-Advisory Agreement (continued)

receives under the Sub-Advisory Agreement. The Trustees concluded that the sub-advisory fees were reasonable in light of the sub-advisory services provided to the PowerShares Senior Loan Portfolio.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for the PowerShares Senior Loan Portfolio, the Trustees considered the extent to which economies of scale are realized as the PowerShares Senior Loan Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio was reasonable in relation to the asset size of the Fund, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with the PowerShares Senior Loan Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for the PowerShares Senior Loan Portfolio. No single factor was determinative in the Board’s analysis.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invescopowershares.com.

©2014 Invesco PowerShares Capital Management LLC		P-PS-SAR-12
3500 Lacey Road, Suite 700 Downers Grove, IL 60515
invescopowershares.com 800.983.0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics

Not required for a semi-annual report.

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not Applicable.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	July 7, 2014

By:	/s/ Steven Hill

Name:	Steven Hill
Title:	Treasurer

Date:	July 7, 2014